UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—October 31, 2020

Item 1: Reports to Shareholders

Annual Report | October 31, 2020 Vanguard Total International Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•    For the 12 months ended October 31, 2020, the returns of Vanguard Total International Bond Index Fund ranged from 3.09% for Investor Shares to 3.21% for Institutional Shares, roughly in line with the 3.38% return of its expense-free benchmark index.

•    The fiscal year was marked by the global spread of COVID-19 and efforts to contain it. While volatility in the bond markets initially spiked and liquidity eroded as the pandemic spread, central banks slashed interest rates and enacted stimulus programs to blunt the economic impact. By the end of the period, bond yields had moved significantly lower and prices had moved higher.

•    On average, developed bond markets outpaced their emerging-market counterparts, with British and euro area issues generally leading the way. Japanese issues, which accounted for nearly one-fifth of the benchmark by weight, recorded slightly negative total returns and weighed on the fund’s performance.

•    Emerging-market bond returns varied widely but were tiny in aggregate. Some large issuers posted solid single-digit returns, but many small issuers saw their bonds plummet.

•    The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts detracted from performance.

•    At the end of the period, the fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—ranged from 0.21% for Investor Shares to 0.27% for Institutional Shares.

Market Barometer

	Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2020

	Beginning	Ending	Expenses
Total International Bond Index Fund	Account Value	Account Value	Paid During
	4/30/2020	10/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,021.27	$0.66
ETF Shares	1,000.00	1,022.09	0.41
Admiral™ Shares	1,000.00	1,021.82	0.56
Institutional Shares	1,000.00	1,022.17	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.48	$0.66
ETF Shares	1,000.00	1,024.73	0.41
Admiral Shares	1,000.00	1,024.58	0.56
Institutional Shares	1,000.00	1,024.78	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 31, 2013, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund Investor Shares	3.09%	4.29%	4.18%	$13,555
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	3.38	4.54	4.46	13,823

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund ETF Shares Net Asset Value	3.20%	4.34%	4.23%	$13,595
Total International Bond Index Fund ETF Shares Market Price	3.07	4.30	4.24	13,605
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	3.38	4.54	4.46	13,823

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2020
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund Admiral Shares	3.15%	4.32%	4.22%	$13,585
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	3.38	4.54	4.46	13,823

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund Institutional Shares	3.21%	4.36%	4.27%	$6,818,706
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	3.38	4.54	4.46	6,911,675

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2020

			Since
	One	Five	Inception
	Year	Years	(5/31/2013)
Total International Bond Index Fund ETF Shares Market Price	3.07%	23.45%	36.05%
Total International Bond Index Fund ETF Shares Net Asset Value	3.20	23.65	35.95
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	3.38	24.83	38.23

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total International Bond Index Fund

Fund Allocation

As of October 31, 2020

Japan	17.9%
France	12.2
Germany	10.8
Italy	7.9
United Kingdom	7.2
Canada	5.8
Spain	5.5
Supranational	3.3
United States	3.2
Australia	3.0
Netherlands	2.8
South Korea	2.8
Belgium	2.3
Switzerland	1.5
Austria	1.4
Sweden	1.4
Other	11.0

The table reflects the fund’s investments, except for short-term investments and derivatives.

The fund may invest in derivatives (such as futures contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond Index Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (3.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	5,500	4,363
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	16,000	19,133
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,369
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	9,000	10,612
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	3,100	2,237
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,354
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	15,100	18,510
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	6,504	7,946
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	6,700	9,888
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	10,000	12,652
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	5,983
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,121
National Australia Bank Ltd.	5.000%	3/11/24	AUD	6,750	5,463
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,353
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	736
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	12,529
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	2,400	1,806
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	1,000	789
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,805
Westpac Banking Corp.	1.000%	6/30/22	GBP	1,500	1,964
Westpac Banking Corp.	2.750%	8/31/22	AUD	13,200	9,698
Westpac Banking Corp.	5.250%	11/21/23	AUD	3,500	2,823
Westpac Banking Corp.	1.375%	5/17/32	EUR	10,000	13,548
					169,682

Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	4,380	3,144
Amcor UK Finance plc	1.125%	6/23/27	EUR	5,000	6,108
Ampol Ltd	4.000%	4/17/25	AUD	14,100	10,649
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	356
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,466
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	10,815
APT Pipelines Ltd.	3.500%	3/22/30	GBP	3,800	5,632
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	703
Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	1,520	1,157
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,735
Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	14,280	10,957
Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	3,300	4,038
Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	2,000	1,406
AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	AUD	1,490	1,134

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,117
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	4,500	5,729
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	1,040	873
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	2,800	2,342
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	6,200	4,634
	Australia & New Zealand Banking Group Ltd.	3.300%	3/7/22	AUD	800	586
	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	10,000	11,866
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	400	303
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	13,816	10,557
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	5,000	6,202
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	14,000	16,763
	Australian Gas Networks Vic 3 Pty Ltd.	4.500%	12/17/21	AUD	270	197
	Bank of Queensland Ltd.	0.500%	7/10/22	EUR	500	591
	BHP Billiton Finance Ltd.	0.750%	10/28/22	EUR	200	237
	BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	150	118
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	16,500	23,457
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	5,100	6,662
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	3,000	4,585
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	1,175	2,197
[1]	BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	2,200	3,100
[1]	BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	300	408
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	502
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	3,810	2,796
	Commonwealth Bank of Australia	3.250%	1/17/22	AUD	1,050	765
	Commonwealth Bank of Australia	3.250%	3/31/22	AUD	2,600	1,906
	Commonwealth Bank of Australia	3.250%	4/25/23	AUD	1,000	754
	Commonwealth Bank of Australia	3.200%	8/16/23	AUD	600	455
	Commonwealth Bank of Australia	3.000%	1/11/24	AUD	17,500	13,314
	Commonwealth Bank of Australia	0.375%	4/11/24	EUR	12,100	14,482
[1]	Commonwealth Bank of Australia	2.000%	4/22/27	EUR	7,100	8,426
	Commonwealth Bank of Australia	1.125%	1/18/28	EUR	3,000	3,782
[1]	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	23,000	27,749
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	137
	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	AUD	930	675
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	2,890	2,264
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	930	712
	Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,000	8,158
	Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	4,000	4,867
	Incitec Pivot Ltd.	4.300%	3/18/26	AUD	2,040	1,545
	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	5,030	3,897
	Macquarie Bank Ltd.	1.125%	1/20/22	EUR	3,600	4,257
	Macquarie Group Ltd.	3.250%	12/15/22	AUD	500	360
[1]	Macquarie Group Ltd.	1.250%	3/5/25	EUR	16,000	19,175
	National Australia Bank Ltd.	1.125%	11/10/21	GBP	1,600	2,090
	National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,700	6,408
	National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,100	21,395
	National Australia Bank Ltd.	3.250%	3/24/22	AUD	1,800	1,319
	National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	657
	National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,100	11,891
	National Australia Bank Ltd.	0.250%	1/19/23	CHF	2,600	2,872
	National Australia Bank Ltd.	3.000%	2/10/23	AUD	2,100	1,567
	National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	119
	National Australia Bank Ltd.	2.900%	2/26/24	AUD	16,300	12,395
	National Australia Bank Ltd.	0.250%	5/20/24	EUR	10,000	11,799

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	National Australia Bank Ltd.	0.300%	10/31/25	CHF	9,900	11,020
[1]	National Australia Bank Ltd.	3.515%	6/12/30	CAD	8,200	6,403
	Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	5,100	5,845
	Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,730	1,310
	Scentre Group Trust 1	2.250%	7/16/24	EUR	3,898	4,813
	Scentre Group Trust 1	3.875%	7/16/26	GBP	7,000	9,896
	Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	4,100	5,367
	Scentre Group Trust 1 / Scentre Group Trust 2	1.375%	3/22/23	EUR	5,000	5,953
	Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	9,000	11,020
	Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	5,000	6,027
	Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	7,909
	Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	124
	Telstra Corp. Ltd.	4.000%	9/16/22	AUD	2,020	1,509
	Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	623
	Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	12,547
	Telstra Corp. Ltd.	1.125%	4/14/26	EUR	11,500	14,284
	Telstra Corp. Ltd.	4.000%	4/19/27	AUD	2,000	1,647
	Telstra Corp. Ltd.	1.000%	4/23/30	EUR	5,000	6,235
	Toyota Finance Australia Ltd.	1.584%	4/21/22	EUR	11,800	14,114
	Toyota Finance Australia Ltd.	3.100%	5/19/22	AUD	6,928	5,052
	Toyota Finance Australia Ltd.	1.625%	7/11/22	GBP	2,200	2,907
	Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	1,100	1,303
	Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	550	415
	Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	15,000	20,098
	Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,700
	Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	9,000	12,248
	United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	560	418
	United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	3,050	2,375
	University of Technology Sydney	3.750%	7/20/27	AUD	300	241
	Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,724
	Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,667
	Westpac Banking Corp.	0.250%	1/17/22	EUR	1,000	1,173
	Westpac Banking Corp.	3.125%	10/27/22	AUD	1,800	1,337
	Westpac Banking Corp.	2.625%	12/14/22	GBP	2,300	3,106
	Westpac Banking Corp.	0.375%	3/5/23	EUR	8,000	9,439
	Westpac Banking Corp.	0.320%	7/6/23	JPY	2,700,000	25,772
	Westpac Banking Corp.	3.250%	11/16/23	AUD	600	458
	Westpac Banking Corp.	0.500%	12/4/23	EUR	1,000	1,200
	Westpac Banking Corp.	3.000%	4/24/24	AUD	800	612
	Westpac Banking Corp.	0.500%	5/17/24	EUR	2,500	3,007
	Westpac Banking Corp.	0.625%	11/22/24	EUR	5,000	5,991
	Westpac Banking Corp.	4.125%	6/4/26	AUD	1,700	1,413
	Westpac Banking Corp.	0.875%	4/17/27	EUR	200	245
	Westpac Banking Corp.	1.125%	9/5/27	EUR	11,100	13,843
	Westpac Banking Corp.	1.450%	7/17/28	EUR	800	1,029
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	3,450	2,810
						613,543
Sovereign Bonds (2.5%)
	Australian Capital Territory	4.250%	4/11/22	AUD	11,000	8,184
	Australian Capital Territory	4.000%	5/22/24	AUD	5,000	3,979

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australian Capital Territory	1.250%	5/22/25	AUD	1,000	731
Australian Capital Territory	2.500%	5/21/26	AUD	2,000	1,561
Australian Capital Territory	3.000%	4/18/28	AUD	400	325
Australian Capital Territory	2.250%	5/22/29	AUD	9,150	7,070
Australian Capital Territory	1.750%	10/23/31	AUD	600	438
Commonwealth of Australia	5.750%	7/15/22	AUD	89,377	68,847
Commonwealth of Australia	2.250%	11/21/22	AUD	52,507	38,509
Commonwealth of Australia	5.500%	4/21/23	AUD	100,640	80,068
Commonwealth of Australia	2.750%	4/21/24	AUD	124,800	95,605
Commonwealth of Australia	0.250%	11/21/24	AUD	100,000	70,443
Commonwealth of Australia	3.250%	4/21/25	AUD	181,790	144,882
Commonwealth of Australia	0.250%	11/21/25	AUD	83,000	58,211
Commonwealth of Australia	4.250%	4/21/26	AUD	152,914	130,272
Commonwealth of Australia	4.750%	4/21/27	AUD	159,351	142,579
Commonwealth of Australia	2.750%	11/21/27	AUD	87,000	70,516
Commonwealth of Australia	2.250%	5/21/28	AUD	57,000	44,912
Commonwealth of Australia	2.750%	11/21/28	AUD	292,715	239,366
Commonwealth of Australia	3.250%	4/21/29	AUD	290,000	246,311
Commonwealth of Australia	2.750%	11/21/29	AUD	175,500	144,640
Commonwealth of Australia	2.500%	5/21/30	AUD	197,200	160,055
Commonwealth of Australia	1.000%	12/21/30	AUD	196,650	140,286
Commonwealth of Australia	1.500%	6/21/31	AUD	158,000	117,941
Commonwealth of Australia	1.000%	11/21/31	AUD	114,600	81,284
Commonwealth of Australia	1.250%	5/21/32	AUD	50,000	36,309
Commonwealth of Australia	4.500%	4/21/33	AUD	56,900	56,479
Commonwealth of Australia	2.750%	6/21/35	AUD	93,365	79,601
Commonwealth of Australia	3.750%	4/21/37	AUD	71,100	67,922
Commonwealth of Australia	3.250%	6/21/39	AUD	58,450	52,937
Commonwealth of Australia	2.750%	5/21/41	AUD	58,898	49,858
Commonwealth of Australia	3.000%	3/21/47	AUD	75,300	66,835
Commonwealth of Australia	1.750%	6/21/51	AUD	83,000	57,268
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	2,920	2,297
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	26,050	19,706
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	33,600	25,809
New South Wales Treasury Corp.	1.000%	2/8/24	AUD	31,000	22,320
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	33,200	27,508
New South Wales Treasury Corp.	1.250%	3/20/25	AUD	40,000	29,240
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	9,600	8,060
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	130,975	106,083
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	65,000	53,011
New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,000	16,456
New South Wales Treasury Corp.	3.000%	4/20/29	AUD	23,000	18,924
New South Wales Treasury Corp.	3.000%	2/20/30	AUD	55,960	46,183
New South Wales Treasury Corp.	3.500%	3/20/34	AUD	700	608
New South Wales Treasury Corp.	2.450%	8/24/50	AUD	350	255
Northern Territory Treasury Corp.	2.500%	11/21/22	AUD	500	367
Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	5,700	4,369
Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	10,400	8,193
Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,900	1,581
Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,900	2,429
Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	1,000	733
Optus Finance Pty Ltd.	3.250%	8/23/22	AUD	300	221
Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	550	414

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Queensland Treasury Corp.	6.000%	7/21/22	AUD	67,600	52,282
[2]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	50,700	39,518
[2]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	13,500	10,364
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	46,200	39,022
[2]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	49,500	41,939
[2]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	62,500	50,812
[2]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	53,000	42,434
[2]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	42,700	35,481
[2]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	21,500	18,040
[2]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	36,500	31,462
[2]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	22,500	16,608
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	8,300	9,238
[2]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	2,500	1,783
[2]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	15,000	10,981
[2]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	14,800	10,722
[2]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	7,860	7,556
	SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,417
	SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	900	682
	South Australian Government Financing Authority	1.500%	9/22/22	AUD	34,500	24,838
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	5,000	3,945
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	17,500	13,194
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	11,000	8,550
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	8,250	6,618
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	1,250	1,015
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	5,890	4,800
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	29,500	23,761
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	1,000	730
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,600	7,684
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	1,500	1,224
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	350	262
	Treasury Corp. of Victoria	6.000%	10/17/22	AUD	52,200	40,831
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	14,000	11,929
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	52,000	47,458
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	29,620	24,182
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	64,800	51,467
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	10,000	7,254
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	27,500	25,567
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	15,000	11,329
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	29,950	21,681
	Western Australian Treasury Corp.	2.750%	10/20/22	AUD	53,500	39,522
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	10,000	8,225
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	48,000	36,487
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	15,500	13,274
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	24,835	20,002
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	10,000	8,159

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Western Australian Treasury Corp.	3.250%	7/20/28	AUD	28,700	23,905
Western Australian Treasury Corp.	2.750%	7/24/29	AUD	11,000	8,920
Western Australian Treasury Corp.	1.750%	10/22/31	AUD	30,900	22,921
Western Australian Treasury Corp.	2.000%	10/24/34	AUD	450	331
					3,902,397
Total Australia (Cost $4,486,794)					4,685,622
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,350
Erste Group Bank AG	3.500%	2/8/22	EUR	1,500	1,836
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	3,067
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	5,000	6,090
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,453
Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	3,700	4,416
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	422
Raiffeisenlandesbank Niederoesterreich-Wien AG	2.125%	9/12/22	EUR	3,920	4,792
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	366
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	5,000	6,174
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	3,000	3,804
Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	5,000	6,087
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,494
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	613
UniCredit Bank Austria AG	0.250%	6/4/27	EUR	10,000	12,142
					61,106
Corporate Bonds (0.2%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	7,000	7,792
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	11,300	13,505
Borealis AG	1.750%	12/10/25	EUR	300	373
Erste Group Bank AG	0.625%	1/19/23	EUR	4,200	5,014
Erste Group Bank AG	0.625%	4/17/26	EUR	15,000	18,516
Erste Group Bank AG	0.750%	1/17/28	EUR	16,100	20,297
Erste Group Bank AG	0.875%	5/15/34	EUR	15,000	19,741
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,644
JAB Holdings BV	1.750%	5/25/23	EUR	4,500	5,479
JAB Holdings BV	1.250%	5/22/24	EUR	10,100	12,184
JAB Holdings BV	1.750%	6/25/26	EUR	14,000	17,335
JAB Holdings BV	2.500%	4/17/27	EUR	5,000	6,412
JAB Holdings BV	2.500%	6/25/29	EUR	11,300	14,697
JAB Holdings BV	2.250%	12/19/39	EUR	10,100	12,076
OMV AG	2.625%	9/27/22	EUR	200	245
OMV AG	0.750%	12/4/23	EUR	2,500	2,989

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	OMV AG	1.000%	12/14/26	EUR	3,450	4,261
	OMV AG	3.500%	9/27/27	EUR	2,900	4,140
	OMV AG	1.875%	12/4/28	EUR	2,200	2,901
	OMV AG	2.375%	4/9/32	EUR	15,000	20,783
[1]	OMV AG	5.250%	12/29/49	EUR	1,600	1,943
[1]	OMV AG	6.250%	12/29/49	EUR	3,300	4,510
[1]	OMV AG	2.875%	12/31/49	EUR	7,000	7,997
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	5,000	6,898
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	12,100	15,479
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,033
	Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	617
[1]	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,200	1,589
[1]	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,200	4,432
[1]	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,582
						243,464
Sovereign Bonds (1.2%)
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	0.250%	10/18/24	EUR	34,000	40,806
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	3.375%	9/22/25	EUR	2,000	2,773
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	0.100%	7/9/29	EUR	9,000	10,846
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	2.750%	6/11/32	EUR	500	776
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	2.750%	6/20/33	EUR	1,200	1,897
[3]	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,703
[3]	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,524
[3]	OeBB Infrastruktur AG	1.000%	11/18/24	EUR	12,000	14,854
[3]	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,593
[3]	OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	4,245
[3]	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	11,392
[3]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	10,000	14,049
[3]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	150	243
[3]	Oesterreichische Kontrollbank AG	0.750%	3/7/22	GBP	1,500	1,956
[3]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	30,610	37,710
[3]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	1,500	1,180
[3]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	5,000	5,968
[3]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	6,345
[2]	Republic of Austria	3.650%	4/20/22	EUR	53,160	65,878
[2]	Republic of Austria	0.000%	9/20/22	EUR	101,250	119,610
[2]	Republic of Austria	3.400%	11/22/22	EUR	30,300	38,319
[2]	Republic of Austria	0.000%	4/20/23	EUR	102,299	121,331
[2]	Republic of Austria	0.000%	7/15/23	EUR	26,075	30,978
[2]	Republic of Austria	1.750%	10/20/23	EUR	50,930	63,775
[2]	Republic of Austria	0.000%	7/15/24	EUR	70,000	83,720
[2]	Republic of Austria	1.650%	10/21/24	EUR	66,900	85,409
[2]	Republic of Austria	1.200%	10/20/25	EUR	31,000	39,600
[2]	Republic of Austria	4.850%	3/15/26	EUR	25,250	38,370
[2]	Republic of Austria	0.750%	10/20/26	EUR	77,200	97,633
[2]	Republic of Austria	0.500%	4/20/27	EUR	41,000	51,325
	Republic of Austria	6.250%	7/15/27	EUR	2,080	3,564

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Republic of Austria	0.500%	2/20/29	EUR	152,876	193,373
[2]	Republic of Austria	0.000%	2/20/30	EUR	26,682	32,383
[2]	Republic of Austria	2.400%	5/23/34	EUR	22,605	36,001
[2]	Republic of Austria	5.375%	12/1/34	CAD	1,625	1,722
[2]	Republic of Austria	4.150%	3/15/37	EUR	90,565	181,349
[2]	Republic of Austria	3.150%	6/20/44	EUR	50,245	102,957
[2]	Republic of Austria	1.500%	2/20/47	EUR	46,800	75,495
[2]	Republic of Austria	0.750%	3/20/51	EUR	20,000	27,935
[2]	Republic of Austria	3.800%	1/26/62	EUR	11,100	31,691
[2]	Republic of Austria	1.500%	11/2/86	EUR	24,428	48,190
[2]	Republic of Austria	2.100%	9/20/17	EUR	16,625	43,646
[2]	Republic of Austria	0.850%	6/30/20	EUR	36,333	55,815
						1,843,929
Total Austria (Cost $1,907,768)						2,148,499
Belgium (2.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,400	4,195
	Belfius Bank SA/NV	1.750%	6/24/24	EUR	600	756
	Belfius Bank SA/NV	0.750%	2/10/25	EUR	200	245
	Belfius Bank SA/NV	0.125%	9/14/26	EUR	10,000	12,021
	KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,893
						23,110
Corporate Bonds (0.3%)
[1]	AG Insurance SA	3.500%	6/30/47	EUR	7,000	8,919
[1]	Ageas	3.250%	7/2/49	EUR	10,300	12,999
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	3,867	3,085
	Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	1,900	3,289
	Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,500	5,854
	Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	1,320	1,646
	Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,200	16,763
	Anheuser-Busch InBev SA/NV	2.700%	3/31/26	EUR	200	267
	Anheuser-Busch InBev SA/NV	1.150%	1/22/27	EUR	10,000	12,370
	Anheuser-Busch InBev SA/NV	2.125%	12/2/27	EUR	10,000	13,198
	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	22,900	30,084
	Anheuser-Busch InBev SA/NV	1.500%	4/18/30	EUR	900	1,157
	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	EUR	20,700	26,671
	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	EUR	15,000	21,414
	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,100	7,544
	Anheuser-Busch InBev SA/NV	2.000%	1/23/35	EUR	12,000	15,633
	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	9,750	13,713
	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	10,000	14,367
	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	EUR	7,000	10,878
	Argenta Spaarbank NV	1.000%	2/6/24	EUR	23,000	27,539
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	3,600	4,472
	Belfius Bank SA/NV	0.750%	9/12/22	EUR	4,900	5,789
	Belfius Bank SA/NV	1.000%	10/26/24	EUR	10,000	12,019
	Belfius Bank SA/NV	0.375%	9/2/25	EUR	10,000	11,644
	Belfius Bank SA/NV	0.375%	2/13/26	EUR	6,000	6,986
	Belfius Bank SA/NV	3.125%	5/11/26	EUR	11,800	15,441
	BNP Paribas Fortis SA	0.625%	10/4/25	EUR	500	613
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	10,000	12,705
	Brussels Airport Co. SA/NV	1.000%	5/3/24	EUR	16,300	18,977
	Elia System Operator SA/NV	1.375%	5/27/24	EUR	100	122

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Elia System Operator SA/NV	3.250%	4/4/28	EUR	300	429
	Elia System Operator SA/NV	1.500%	9/5/28	EUR	2,500	3,204
	Elia System Operator SA/NV	3.000%	4/7/29	EUR	400	575
[1]	Elia System Operator SA/NV	2.750%	12/31/49	EUR	3,100	3,725
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	8,400	10,434
	Elia Transmission Belgium SA	0.875%	4/28/30	EUR	5,000	6,128
	Ethias SA	5.000%	1/14/26	EUR	8,800	11,757
	Euroclear Bank SA/NV	1.250%	9/30/24	GBP	324	433
	Euroclear Bank SA/NV	0.500%	7/10/23	EUR	12,500	14,891
	Euroclear Investments SA	1.125%	12/7/26	EUR	6,000	7,497
	FBG Finance Pty Ltd.	3.750%	9/6/24	AUD	9,900	7,685
	FBG Finance Pty Ltd.	4.100%	9/6/27	AUD	2,420	1,953
	KBC Bank NV	0.375%	9/1/22	EUR	32,000	37,896
	KBC Bank NV	0.750%	10/24/27	EUR	7,300	9,178
	KBC Group NV	0.750%	10/18/23	EUR	4,200	5,000
	KBC Group NV	1.125%	1/25/24	EUR	11,500	13,854
	Solvay SA	1.625%	12/2/22	EUR	8,300	9,984
	Solvay SA	2.750%	12/2/27	EUR	700	950
						481,731
Sovereign Bonds (1.9%)
	Flemish Community	0.375%	10/13/26	EUR	5,000	6,088
	Flemish Community	1.000%	10/13/36	EUR	10,400	13,712
	Flemish Community	1.500%	4/11/44	EUR	3,300	4,759
	FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	1,500	1,823
	FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	3,000	3,790
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	5,900	7,540
	FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	100	142
[2]	Kingdom of Belgium	4.250%	9/28/21	EUR	137,475	167,209
[2]	Kingdom of Belgium	4.250%	9/28/22	EUR	82,650	105,511
	Kingdom of Belgium	2.250%	6/22/23	EUR	69,990	88,051
[2]	Kingdom of Belgium	2.600%	6/22/24	EUR	130,380	170,602
[2]	Kingdom of Belgium	0.500%	10/22/24	EUR	52,000	63,575
[2]	Kingdom of Belgium	0.800%	6/22/25	EUR	137,510	171,551
[2]	Kingdom of Belgium	4.500%	3/28/26	EUR	7,400	11,070
[2]	Kingdom of Belgium	1.000%	6/22/26	EUR	147,864	188,527
[2]	Kingdom of Belgium	0.800%	6/22/27	EUR	127,300	162,154
[2]	Kingdom of Belgium	0.000%	10/22/27	EUR	159,981	193,539
	Kingdom of Belgium	5.500%	3/28/28	EUR	1,005	1,706
[2]	Kingdom of Belgium	0.900%	6/22/29	EUR	162,231	211,527
	Kingdom of Belgium	0.100%	6/22/30	EUR	190,000	231,879
[2]	Kingdom of Belgium	1.000%	6/22/31	EUR	27,200	36,217
	Kingdom of Belgium	4.000%	3/28/32	EUR	40,320	70,372
	Kingdom of Belgium	1.250%	4/22/33	EUR	35,000	48,462
[2]	Kingdom of Belgium	3.000%	6/22/34	EUR	126,770	212,398
[2]	Kingdom of Belgium	5.000%	3/28/35	EUR	4,430	9,036
[2]	Kingdom of Belgium	1.450%	6/22/37	EUR	17,220	24,973
[2]	Kingdom of Belgium	1.900%	6/22/38	EUR	126,642	196,345
[2]	Kingdom of Belgium	0.400%	6/22/40	EUR	15,000	18,435
[2]	Kingdom of Belgium	4.250%	3/28/41	EUR	76,430	162,815
	Kingdom of Belgium	3.750%	6/22/45	EUR	56,445	121,220
[2]	Kingdom of Belgium	1.600%	6/22/47	EUR	51,225	79,841
[2]	Kingdom of Belgium	1.700%	6/22/50	EUR	52,723	85,378
	Kingdom of Belgium	1.000%	1/23/51	EUR	1,000	1,331
[2]	Kingdom of Belgium	2.250%	6/22/57	EUR	15,600	29,822

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
[2] Kingdom of Belgium	2.150%	6/22/66	EUR	43,500	86,837
Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	3,000	4,250
Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	3,500	5,393
Proximus SADP	2.375%	4/4/24	EUR	3,100	3,933
Region Wallonne Belgium	0.500%	4/8/30	EUR	10,000	12,279
Region Wallonne Belgium	1.250%	5/3/34	EUR	10,000	13,280
					3,027,372
Total Belgium (Cost $3,123,925)					3,532,213
Bermuda (0.0%)
Corporate Bonds (0.0%)
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	6,859	8,333
[1] XLIT Ltd.	3.250%	6/29/47	EUR	6,739	8,669
Total Bermuda (Cost $15,327)					17,002
Brazil (0.0%)
Corporate Bonds (0.0%)
Vale SA	3.750%	1/10/23	EUR	5,000	6,165
Total Brazil (Cost $5,462)					6,165
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,606
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	7,334
Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,043
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	4,060
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	35,274
Republic of Bulgaria	3.125%	3/26/35	EUR	5,000	7,508
Total Bulgaria (Cost $47,904)					58,825
Canada (5.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	11,842
Bank of Nova Scotia	0.125%	1/13/22	EUR	1,100	1,290
Bank of Nova Scotia	0.250%	1/11/24	EUR	10,000	11,909
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	15,000	17,626
National Bank of Canada	0.500%	1/26/22	EUR	18,900	22,283
National Bank of Canada	0.000%	9/29/23	EUR	4,600	5,428
National Bank of Canada	0.375%	1/15/24	EUR	5,000	5,976
Royal Bank of Canada	0.875%	6/17/22	EUR	7,000	8,336
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,884
Toronto-Dominion Bank	0.375%	4/27/23	EUR	21,000	24,969
Toronto-Dominion Bank	0.625%	6/6/25	EUR	14,000	17,091
					132,634
Corporate Bonds (1.4%)
407 International Inc.	2.430%	5/4/27	CAD	2,150	1,718
407 International Inc.	3.140%	3/6/30	CAD	5,472	4,613
[2] 407 International Inc.	2.590%	5/25/32	CAD	3,000	2,377
407 International Inc.	5.750%	2/14/36	CAD	1,995	1,927
407 International Inc.	4.450%	11/15/41	CAD	5,000	4,677
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,991
407 International Inc.	3.830%	5/11/46	CAD	10,000	8,778
407 International Inc.	3.600%	5/21/47	CAD	6,875	5,842
407 International Inc.	3.720%	5/11/48	CAD	35	30

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	407 International Inc.	3.670%	3/8/49	CAD	2,000	1,729
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	5,143	5,623
	Aeroports de Montreal	5.170%	9/17/35	CAD	3,625	3,455
	Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	2,038
	Aeroports de Montreal	3.030%	4/21/50	CAD	3,040	2,294
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	5,000	3,897
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,885	1,574
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	4,200	3,392
	Alberta Powerline LP	4.065%	12/1/53	CAD	4,950	4,398
	Alberta Powerline LP	4.065%	3/1/54	CAD	483	430
	Alectra Inc.	2.488%	5/17/27	CAD	11,000	8,902
	Alectra Inc.	3.458%	4/12/49	CAD	2,311	1,983
[2]	Algonquin Power Co.	4.090%	2/17/27	CAD	800	672
	Algonquin Power Co.	4.600%	1/29/29	CAD	2,266	1,979
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	4,355	3,476
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,900	3,198
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	125
	Alliance Pipeline LP	6.765%	12/31/25	CAD	31	27
	Allied Properties REIT	3.636%	4/21/25	CAD	5,000	4,007
	Allied Properties REIT	3.113%	4/8/27	CAD	5,000	3,922
	Allied Properties REIT	3.117%	2/21/30	CAD	1,500	1,144
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	1,815	1,478
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,497	1,316
	AltaGas Ltd.	3.840%	1/15/25	CAD	9,165	7,457
	AltaGas Ltd.	3.980%	10/4/27	CAD	3,000	2,504
	AltaGas Ltd.	4.500%	8/15/44	CAD	3,089	2,479
	AltaGas Ltd.	4.990%	10/4/47	CAD	770	668
	AltaLink LP	3.668%	11/6/23	CAD	200	163
	AltaLink LP	3.399%	6/6/24	CAD	10,000	8,139
	AltaLink LP	4.872%	11/15/40	CAD	5,105	5,084
	AltaLink LP	4.462%	11/8/41	CAD	2,400	2,293
	AltaLink LP	3.990%	6/30/42	CAD	2,925	2,639
	AltaLink LP	4.922%	9/17/43	CAD	3,000	3,079
	AltaLink LP	4.054%	11/21/44	CAD	1,200	1,104
	AltaLink LP	4.090%	6/30/45	CAD	850	789
	AltaLink LP	3.717%	12/3/46	CAD	185	164
[1]	Atco Ltd.	5.500%	11/1/78	CAD	1,021	843
	Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,737
	Bank of Montreal	1.625%	6/21/22	GBP	3,100	4,096
	Bank of Montreal	2.270%	7/11/22	CAD	22,000	16,990
	Bank of Montreal	3.250%	10/6/22	AUD	1,900	1,387
	Bank of Montreal	0.050%	12/30/22	CHF	7,000	7,697
	Bank of Montreal	0.200%	1/26/23	EUR	7,600	8,988
	Bank of Montreal	2.890%	6/20/23	CAD	12,000	9,520
	Bank of Montreal	3.200%	9/7/23	AUD	800	605
	Bank of Montreal	2.850%	3/6/24	CAD	7,000	5,569
	Bank of Montreal	2.280%	7/29/24	CAD	25	20
	Bank of Montreal	2.700%	9/11/24	CAD	14,036	11,268
	Bank of Montreal	2.370%	2/3/25	CAD	12,000	9,445
	Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,397
	Bank of Montreal	2.700%	12/9/26	CAD	10,000	8,203
[1]	Bank of Montreal	2.570%	6/1/27	CAD	5,000	3,848
	Bank of Montreal	3.190%	3/1/28	CAD	13,600	11,526
[1]	Bank of Montreal	2.077%	6/17/30	CAD	8,200	6,279

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bank of Nova Scotia	1.900%	12/2/21	CAD	10,000	7,629
	Bank of Nova Scotia	1.250%	6/8/22	GBP	500	656
	Bank of Nova Scotia	2.360%	11/8/22	CAD	35,000	27,187
	Bank of Nova Scotia	1.750%	12/23/22	GBP	1,000	1,329
	Bank of Nova Scotia	2.980%	4/17/23	CAD	9,965	7,897
	Bank of Nova Scotia	2.380%	5/1/23	CAD	15,400	11,992
	Bank of Nova Scotia	2.160%	2/3/25	CAD	11,000	8,595
	Bank of Nova Scotia	0.010%	3/18/25	EUR	5,000	5,938
	Bank of Nova Scotia	2.620%	12/2/26	CAD	15,000	12,252
	Bank of Nova Scotia	0.010%	1/14/27	EUR	10,000	11,912
[1]	Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,494
	Bank of Nova Scotia	3.100%	2/2/28	CAD	13,932	11,782
[1]	Bank of Nova Scotia	3.890%	1/18/29	CAD	4,855	3,929
[1]	Bank of Nova Scotia	2.836%	7/3/29	CAD	9,440	7,421
	Bankers Hall LP	4.377%	11/20/23	CAD	89	69
	BCI QuadReal Realty	1.680%	3/3/25	CAD	2,000	1,536
	BCI QuadReal Realty	1.747%	7/24/30	CAD	1,960	1,473
	bcIMC Realty Corp.	2.840%	6/3/25	CAD	7,001	5,634
	bcIMC Realty Corp.	3.000%	3/31/27	CAD	275	226
	Bell Canada Inc.	3.000%	10/3/22	CAD	18,200	14,220
	Bell Canada Inc.	3.350%	3/22/23	CAD	15,000	11,835
	Bell Canada Inc.	3.350%	3/12/25	CAD	13,200	10,707
	Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,474
	Bell Canada Inc.	2.900%	8/12/26	CAD	3,000	2,414
	Bell Canada Inc.	3.800%	8/21/28	CAD	3,000	2,540
	Bell Canada Inc.	2.900%	9/10/29	CAD	5,000	3,982
	Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,523
	Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	3,120
	Bell Canada Inc.	4.350%	12/18/45	CAD	4,771	4,042
	Bell Canada Inc.	4.450%	2/27/47	CAD	8,098	6,986
	Bell Canada Inc.	3.500%	9/30/50	CAD	10,500	7,796
	Bow Centre Street LP	3.797%	6/13/23	CAD	1,564	1,139
	Bridging North America GP	4.341%	8/31/53	CAD	2,178	1,824
	British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	5,605	5,540
	Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	11,875	9,618
	Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,250
	Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	19,000	16,262
	Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,500
	Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,981
	Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	4,248	3,630
	Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	4,900	3,964
	Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	2,000	1,516
	Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,358
	Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	2,600	2,164
	Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	5,500	4,526
	Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,700	1,470
	Bruce Power LP	3.000%	6/21/24	CAD	2,000	1,588
	Bruce Power LP	3.969%	6/23/26	CAD	5,000	4,187
	Bruce Power LP	4.010%	6/21/29	CAD	1,285	1,094
	Bruce Power LP	4.000%	6/21/30	CAD	3,180	2,722
	Bruce Power LP	4.132%	6/21/33	CAD	2,200	1,896
	Bruce Power LP	4.746%	6/21/49	CAD	3,200	2,994
	Cameco Corp.	4.190%	6/24/24	CAD	2,752	2,196
	Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,664

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	15,000	11,587
	Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	14,500	17,157
	Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	10,000	11,912
	Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	15,800	12,334
	Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	9,940	7,908
	Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	6,500	5,227
	Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	19,000	22,273
	Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	8,500	6,678
	Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	10,000	7,749
	Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	25,900	21,486
[1]	Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	8,000	6,324
	Canadian National Railway Co.	2.800%	9/22/25	CAD	4,995	4,042
	Canadian National Railway Co.	3.200%	7/31/28	CAD	2,750	2,304
	Canadian National Railway Co.	3.600%	8/1/47	CAD	9,990	8,506
	Canadian National Railway Co.	3.600%	2/8/49	CAD	980	838
	Canadian National Railway Co.	3.050%	2/8/50	CAD	1,229	956
	Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	20,000	15,399
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	10,000	7,889
	Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,335	1,075
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	5,134	4,257
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,964
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	1,300	979
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	8,090	6,366
	Canadian Tire Corp. Ltd.	6.445%	2/24/34	CAD	866	795
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	2,000	1,733
	Canadian Western Bank	2.924%	12/15/22	CAD	4,700	3,655
	Canadian Western Bank	2.597%	9/6/24	CAD	4,000	3,121
	Canadian Western Bank	2.606%	1/30/25	CAD	6,600	5,149
	Capital City Link General Partnership	4.386%	3/31/46	CAD	816	724
[1]	Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,358
	Capital Power Corp.	4.284%	9/18/24	CAD	2,500	2,043
	Capital Power Corp.	4.986%	1/23/26	CAD	1,677	1,423
	Capital Power Corp.	4.424%	2/8/30	CAD	1,508	1,270
	Capital Power Corp.	3.147%	10/1/32	CAD	1,900	1,432
	CCL Industries Inc.	3.864%	4/13/28	CAD	1,620	1,346
	Central 1 Credit Union	2.584%	12/6/23	CAD	5,855	4,547
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	1,000	780
	Choice Properties REIT	3.556%	9/9/24	CAD	4,032	3,246
	Choice Properties REIT	3.546%	1/10/25	CAD	8,000	6,456
	Choice Properties REIT	2.848%	5/21/27	CAD	6,960	5,498
	Choice Properties REIT	3.532%	6/11/29	CAD	7,100	5,808
	CI Financial Corp.	2.775%	11/25/21	CAD	10,000	7,621
	CI Financial Corp.	3.520%	7/20/23	CAD	130	102
	CI Financial Corp.	3.759%	5/26/25	CAD	3,000	2,388
	CI Financial Corp.	3.904%	9/27/27	CAD	1,645	1,300
[1]	CIBC Capital Trust	10.250%	6/30/08	CAD	280	230
	Clover LP	4.216%	3/31/34	CAD	1,618	1,344
	Clover LP	4.216%	6/30/34	CAD	1,808	1,501
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	1,795	1,375
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	2,250	1,796
	Concordia University	6.550%	9/2/42	CAD	3,000	3,839
	Crombie REIT	3.677%	8/26/26	CAD	3,000	2,406
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	3,133	2,769
	CSS FSCC Partnership	6.915%	7/31/42	CAD	27	30

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	CT REIT	3.527%	6/9/25	CAD	4,600	3,638
	CT REIT	3.469%	6/16/27	CAD	1,332	1,050
	CU Inc.	4.801%	11/22/21	CAD	5,500	4,313
	CU Inc.	4.543%	10/24/41	CAD	2,000	1,905
	CU Inc.	3.805%	9/10/42	CAD	450	391
	CU Inc.	4.722%	9/9/43	CAD	3,000	2,950
	CU Inc.	4.085%	9/2/44	CAD	5,400	4,905
	CU Inc.	3.964%	7/27/45	CAD	3,000	2,690
	CU Inc.	3.763%	11/19/46	CAD	1,500	1,312
	CU Inc.	3.950%	11/23/48	CAD	970	881
	CU Inc.	2.963%	9/7/49	CAD	4,500	3,466
	CU Inc.	4.211%	10/29/55	CAD	15,000	14,422
	CU Inc.	4.593%	10/24/61	CAD	125	130
	Dollarama Inc.	3.550%	11/6/23	CAD	4,470	3,595
	Dollarama Inc.	1.505%	9/20/27	CAD	2,000	1,487
	Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	913	878
	Emera Inc.	2.900%	6/16/23	CAD	28,000	21,964
[1]	Empire Life Insurance Co.	3.383%	12/16/26	CAD	1,000	768
[1]	Empire Life Insurance Co.	3.664%	3/15/28	CAD	1,000	787
	Enbridge Gas Distribution Inc.	3.150%	8/22/24	CAD	6,480	5,241
	Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	3,240	2,679
	Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,609
	Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,798
	Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	2,700	2,885
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	5,000	4,153
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	3,000	2,667
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,800	1,541
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	4,696	3,969
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	3,000	2,329
	Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,800	2,440
	Enbridge Inc.	3.190%	12/5/22	CAD	15,070	11,806
	Enbridge Inc.	3.950%	11/19/24	CAD	3,000	2,451
	Enbridge Inc.	3.200%	6/8/27	CAD	2,400	1,919
	Enbridge Inc.	2.990%	10/3/29	CAD	5,285	4,145
	Enbridge Inc.	4.240%	8/27/42	CAD	4,360	3,389
	Enbridge Inc.	4.570%	3/11/44	CAD	5,306	4,328
	Enbridge Inc.	4.870%	11/21/44	CAD	4,200	3,648
	Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	4,800	3,843
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	4,274
	Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	1,900	1,575
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	845
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,763
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	4,007
	Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,200	1,827
	Energir Inc.	2.100%	4/16/27	CAD	5,700	4,508
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,985	2,855
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	7,000	5,964
	EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,885	1,435
	Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,250
	Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	1,973
	Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	4,060	3,326
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	4,075
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,465	1,959
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	750	592

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	594	476
	Federation des Caisses Desjardins du Quebec	2.091%	1/17/22	CAD	2,590	1,982
	Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	5,000	3,992
	Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	12,965	10,198
[1]	Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	5,500	4,329
	First Capital Realty Inc.	4.790%	8/30/24	CAD	4,985	4,011
	First Capital Realty Inc.	4.323%	7/31/25	CAD	10,000	7,965
	First Capital REIT	3.753%	7/12/27	CAD	75	58
	Fortis Inc.	2.850%	12/12/23	CAD	2,600	2,050
	FortisAlberta Inc.	6.220%	10/31/34	CAD	70	74
	FortisAlberta Inc.	3.672%	9/9/47	CAD	4,188	3,622
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	10,000	10,754
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	10,000	10,879
	FortisBC Inc.	4.000%	10/28/44	CAD	2,100	1,905
	Genworth MI Canada Inc.	4.242%	4/1/24	CAD	1,024	824
	Genworth MI Canada Inc.	2.955%	3/1/27	CAD	1,851	1,410
	Gibson Energy Inc.	2.450%	7/14/25	CAD	1,800	1,382
	Gibson Energy Inc.	2.850%	7/14/27	CAD	1,807	1,396
	Gibson Energy Inc.	3.600%	9/17/29	CAD	2,739	2,180
	Granite REIT Holdings LP	3.873%	11/30/23	CAD	5,000	4,034
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	2,000	1,605
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	636
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,990	2,081
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	11,000	11,566
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,300	3,478
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	5,635	4,150
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,218
[2]	Greater Toronto Airports Authority	4.530%	12/2/41	CAD	5,000	4,664
	H&R REIT	3.416%	1/23/23	CAD	5,307	4,042
	H&R REIT	3.369%	1/30/24	CAD	1,513	1,149
	Halifax International Airport Authority	5.503%	7/19/41	CAD	204	207
	Honda Canada Finance Inc.	1.823%	12/7/21	CAD	16,173	12,294
	Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,845
	Honda Canada Finance Inc.	3.444%	5/23/25	CAD	4,300	3,531
	Honda Canada Finance Inc.	1.337%	3/17/26	CAD	3,700	2,764
	Hospital for Sick Children	3.416%	12/7/57	CAD	2,727	2,341
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	5,330	5,350
	HSBC Bank Canada	2.170%	6/29/22	CAD	10,500	8,067
	HSBC Bank Canada	2.542%	1/31/23	CAD	9,980	7,772
	HSBC Bank Canada	3.245%	9/15/23	CAD	10,000	7,982
	Husky Energy Inc.	3.550%	3/12/25	CAD	800	607
	Husky Energy Inc.	3.600%	3/10/27	CAD	6,127	4,513
	Husky Energy Inc.	3.500%	2/7/28	CAD	8,739	6,272
	Hydro One Inc.	3.200%	1/13/22	CAD	330	256
	Hydro One Inc.	2.970%	6/26/25	CAD	245	200
	Hydro One Inc.	2.770%	2/24/26	CAD	9,800	7,946
	Hydro One Inc.	3.020%	4/5/29	CAD	3,800	3,194
	Hydro One Inc.	7.350%	6/3/30	CAD	2,000	2,186
	Hydro One Inc.	6.930%	6/1/32	CAD	1,135	1,248

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	1,009
	Hydro One Inc.	4.890%	3/13/37	CAD	5,000	4,841
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,720
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,797
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	5,347
	Hydro One Inc.	3.910%	2/23/46	CAD	3,200	2,872
	Hydro One Inc.	5.000%	10/19/46	CAD	2,000	2,099
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,266
	Hydro One Inc.	3.630%	6/25/49	CAD	9,120	7,938
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,809
	IGM Financial Inc.	4.560%	1/25/47	CAD	900	795
	IGM Financial Inc.	4.115%	12/9/47	CAD	6,085	5,045
	IGM Financial Inc.	4.206%	3/21/50	CAD	1,400	1,183
[1]	Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	5,000	3,956
	InPower BC General Partnership	4.471%	3/31/33	CAD	4,429	3,754
	Intact Financial Corp.	3.770%	3/2/26	CAD	2,376	1,985
	Intact Financial Corp.	2.850%	6/7/27	CAD	375	302
	Intact Financial Corp.	6.400%	11/23/39	CAD	95	103
	Intact Financial Corp.	5.160%	6/16/42	CAD	2,980	2,909
	Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	106	109
	Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,790
	Inter Pipeline Ltd.	2.608%	9/13/23	CAD	1,920	1,475
	Inter Pipeline Ltd.	2.734%	4/18/24	CAD	2,740	2,106
	Inter Pipeline Ltd.	3.173%	3/24/25	CAD	1,656	1,290
	Inter Pipeline Ltd.	3.484%	12/16/26	CAD	2,500	1,963
	Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,800	3,093
	Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,535	1,912
	Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	2,546	2,009
	Keyera Corp.	3.934%	6/21/28	CAD	2,202	1,788
	Keyera Corp.	3.959%	5/29/30	CAD	2,200	1,763
	Kingston Solar LP	3.571%	7/31/35	CAD	24	19
	Laurentian Bank of Canada	3.450%	6/27/23	CAD	5,045	3,970
	Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	2,000	1,652
	Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	7,413	6,633
	Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	3,500	2,682
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	2,500	2,446
[1]	Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,913
	Manulife Bank of Canada	2.844%	1/12/23	CAD	6,175	4,841
	Manulife Bank of Canada	2.378%	11/19/24	CAD	2,900	2,289
[1]	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	3,790	3,426
[1]	Manulife Financial Corp.	3.049%	8/20/29	CAD	5,000	3,968
[1]	Manulife Financial Corp.	2.237%	5/12/30	CAD	13,430	10,359
[1]	Manulife Financial Corp.	2.818%	5/13/35	CAD	2,000	1,568
	McGill University	6.150%	9/22/42	CAD	60	72
	McGill University	3.975%	1/29/56	CAD	151	145
	Metro Inc.	3.390%	12/6/27	CAD	10,612	8,854
	Metro Inc.	5.970%	10/15/35	CAD	5,048	4,980
	Metro Inc.	4.270%	12/4/47	CAD	2,617	2,244
	Morguard Corp.	4.333%	9/15/22	CAD	2,600	1,955
	Morguard Corp.	4.715%	1/25/24	CAD	2,781	2,092
	Mountain View Partners GP	3.974%	3/31/51	CAD	115	96
	National Bank of Canada	1.957%	6/30/22	CAD	12,500	9,600

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	National Bank of Canada	0.250%	7/24/23	EUR	2,000	2,375
	National Bank of Canada	2.545%	7/12/24	CAD	9,200	7,267
	National Bank of Canada	2.580%	2/3/25	CAD	6,700	5,315
	National Bank of Canada	0.750%	3/13/25	EUR	9,000	11,012
[1]	National Bank of Canada	3.183%	2/1/28	CAD	9,945	7,775
	NAV Canada	3.534%	2/23/46	CAD	1,000	857
	NAV Canada	3.293%	3/30/48	CAD	7,000	5,799
	NAV Canada	2.924%	9/29/51	CAD	427	332

	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	4,000	3,184

	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	7,600	6,002

	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	4,950	4,288

	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	5,500	4,633

	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	3,000	2,681

	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,500	1,299

	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,100	3,159

	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	4,050	3,291
[2]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	3,476	2,791
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,817	1,459
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,770	2,359
	Northwestern Hydro Acquisition Co. II LP	3.940%	12/31/38	CAD	3,321	2,929
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	5,721	4,987
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,473
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	3,308	3,084
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,280	1,065
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	2,000	1,593
	OMERS Realty Corp.	3.358%	6/5/23	CAD	4,000	3,196
	OMERS Realty Corp.	2.858%	2/23/24	CAD	4,985	3,967
	OMERS Realty Corp.	3.328%	11/12/24	CAD	1,374	1,122
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,190	2,618
	OMERS Realty Corp.	3.628%	6/5/30	CAD	4,500	3,923
	Original Wempi Inc.	4.056%	2/13/24	CAD	2,194	1,640
	Original Wempi Inc.	4.309%	2/13/24	CAD	1,719	1,293
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	1,618	1,263
	Pembina Pipeline Corp	3.430%	11/10/21	CAD	3,000	2,305
	Pembina Pipeline Corp.	2.560%	6/1/23	CAD	4,050	3,135
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	8,000	6,269
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,940
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,508
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	3,000	2,427
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	7,400	5,832
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,393
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	5,550	4,468
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	700	560
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	1,680	1,349
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	5,600	4,359

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Pembina Pipeline Corp.	4.670%	5/28/50	CAD	2,595	2,063
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	1,550	1,202
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	6,221	6,792
	Power Financial Corp.	6.900%	3/11/33	CAD	1,254	1,281
	Reliance LP	3.750%	3/15/26	CAD	1,913	1,552
	Reliance LP	2.680%	12/1/27	CAD	2,400	1,840
	RioCan REIT	3.746%	5/30/22	CAD	8,842	6,850
	RioCan REIT	2.576%	2/12/25	CAD	4,300	3,251
	RioCan REIT	2.361%	3/10/27	CAD	1,800	1,324
	Rogers Communications Inc.	4.000%	6/6/22	CAD	3,000	2,367
	Rogers Communications Inc.	4.000%	3/13/24	CAD	8,300	6,783
	Rogers Communications Inc.	3.650%	3/31/27	CAD	9,375	7,837
	Rogers Communications Inc.	3.250%	5/1/29	CAD	4,230	3,458
	Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,278
	Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	5,104
	Rogers Communications Inc.	6.560%	3/22/41	CAD	1,100	1,182
	Royal Bank of Canada	1.125%	12/22/21	GBP	9,300	12,163
	Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	19,209
	Royal Bank of Canada	2.000%	3/21/22	CAD	4,455	3,413
	Royal Bank of Canada	2.360%	12/5/22	CAD	15,000	11,667
	Royal Bank of Canada	2.949%	5/1/23	CAD	10,000	7,926
	Royal Bank of Canada	0.250%	6/28/23	EUR	16,100	19,124
	Royal Bank of Canada	2.333%	12/5/23	CAD	8,370	6,591
	Royal Bank of Canada	0.250%	1/29/24	EUR	11,000	13,106
	Royal Bank of Canada	2.352%	7/2/24	CAD	13,800	10,845
	Royal Bank of Canada	0.125%	7/23/24	EUR	3,000	3,509
	Royal Bank of Canada	2.609%	11/1/24	CAD	15,225	12,095
	Royal Bank of Canada	1.375%	12/9/24	GBP	3,000	3,988
	Royal Bank of Canada	0.050%	6/19/26	EUR	17,000	20,272
	Royal Bank of Canada	0.010%	1/21/27	EUR	15,000	17,865
	Royal Bank of Canada	2.328%	1/28/27	CAD	17,760	14,062
[1]	Royal Bank of Canada	2.740%	7/25/29	CAD	10,000	7,856
[1]	Royal Bank of Canada	2.880%	12/23/29	CAD	8,268	6,512
[1]	Royal Bank of Canada	2.088%	6/30/30	CAD	7,000	5,378
	Royal Office Finance LP	5.209%	11/12/32	CAD	6,550	6,379
	Saputo Inc.	3.603%	8/14/25	CAD	7,107	5,861
	Saputo Inc.	2.242%	6/16/27	CAD	3,900	3,029
[1]	Scotiabank Capital Trust	5.650%	12/31/56	CAD	3,946	3,584
	SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	3,604	2,872
	Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,209
	Shaw Communications Inc.	4.400%	11/2/28	CAD	30	26
	Shaw Communications Inc.	2.900%	12/9/30	CAD	2,800	2,174
	Shaw Communications Inc.	6.750%	11/9/39	CAD	7,668	7,968
	Shaw Communications Inc.	4.250%	12/9/49	CAD	3,500	2,796
	SmartCentres REIT	3.444%	8/28/26	CAD	425	336
	SmartCentres REIT	3.834%	12/21/27	CAD	5,000	4,013
	SmartCentres REIT	3.526%	12/20/29	CAD	1,500	1,165
	SmartCentres REIT	3.648%	12/11/30	CAD	2,000	1,548
	Sobeys Inc.	4.700%	8/8/23	CAD	5,000	4,086
	SSL Finance Inc.	4.099%	10/31/45	CAD	3,064	2,694
[1]	Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,914
[1]	Sun Life Financial Inc.	2.580%	5/10/32	CAD	5,500	4,347
[1]	Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,000	3,691
[1]	Sun Life Financial Inc.	5.400%	5/29/42	CAD	4,850	4,595

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Suncor Energy Inc.	3.000%	9/14/26	CAD	9,521	7,488
	Suncor Energy Inc.	5.000%	4/9/30	CAD	8,200	7,137
	Suncor Energy Inc.	5.390%	3/26/37	CAD	4,300	3,768
	Suncor Energy Inc.	4.340%	9/13/46	CAD	1,454	1,111
	TCHC Issuer Trust	5.395%	2/22/40	CAD	2,078	2,329
	TELUS Corp.	2.350%	3/28/22	CAD	4,800	3,680
	TELUS Corp.	3.350%	3/15/23	CAD	670	529
	TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,588
	TELUS Corp.	3.750%	1/17/25	CAD	4,460	3,671
	TELUS Corp.	3.750%	3/10/26	CAD	6,894	5,741
	TELUS Corp.	2.350%	1/27/28	CAD	6,000	4,660
	TELUS Corp.	3.625%	3/1/28	CAD	9,600	8,052
	TELUS Corp.	3.300%	5/2/29	CAD	7,570	6,216
	TELUS Corp.	4.400%	4/1/43	CAD	1,355	1,126
	TELUS Corp.	4.850%	4/5/44	CAD	9,250	8,190
	TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,253
	TELUS Corp.	4.400%	1/29/46	CAD	3,350	2,806
	TELUS Corp.	4.700%	3/6/48	CAD	2,700	2,376
	TELUS Corp.	3.950%	2/16/50	CAD	4,000	3,147
	Teranet Holdings LP	5.754%	12/17/40	CAD	3,395	2,850
	Teranet Holdings LP	6.100%	6/17/41	CAD	400	350
	Thomson Reuters Corp.	2.239%	5/14/25	CAD	7,670	5,944
	THP Partnership	4.394%	10/31/46	CAD	114	105
	TMX Group Ltd.	4.461%	10/3/23	CAD	5,705	4,674
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	2,196	1,823
	Toronto-Dominion Bank	1.000%	12/13/21	GBP	1,000	1,306
	Toronto-Dominion Bank	2.621%	12/22/21	CAD	7,250	5,582
	Toronto-Dominion Bank	1.994%	3/23/22	CAD	17,500	13,405
	Toronto-Dominion Bank	3.005%	5/30/23	CAD	15,000	11,923
	Toronto-Dominion Bank	1.909%	7/18/23	CAD	13,520	10,476
	Toronto-Dominion Bank	2.850%	3/8/24	CAD	5,500	4,381
	Toronto-Dominion Bank	0.500%	4/3/24	EUR	13,000	15,630
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	12,567	10,245
	Toronto-Dominion Bank	2.496%	12/2/24	CAD	15,512	12,293
	Toronto-Dominion Bank	1.943%	3/13/25	CAD	7,800	6,055
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	19,900	23,841
[1]	Toronto-Dominion Bank	3.589%	9/14/28	CAD	8,000	6,404
[1]	Toronto-Dominion Bank	3.224%	7/25/29	CAD	10,525	8,412
[1]	Toronto-Dominion Bank	3.105%	4/22/30	CAD	16,570	13,295
[1]	Toronto-Dominion Bank	4.859%	3/4/31	CAD	6,155	5,377
[1]	Toronto-Dominion Bank	3.060%	1/26/32	CAD	9,800	7,909
	Toyota Credit Canada Inc.	2.020%	2/28/22	CAD	10,000	7,644
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	4,494	3,563
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	5,500	4,315
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	5,000	3,901
	TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	3,871
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,176
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	1,727	1,392
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	14,170	11,742
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,000	2,434
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	4,514	4,234
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,800	2,997
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	90	103
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	7,000	5,691

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,185
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	5,000	3,971
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,647	2,834
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	7,025	5,610
	TransEd Partners GP	3.951%	9/30/50	CAD	1,858	1,526
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	950	853
	Union Gas Ltd.	3.790%	7/10/23	CAD	29,995	24,159
	Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,401
	Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	2,216
	University of Ottawa	2.635%	2/13/60	CAD	3,680	2,673
	University of Toronto	5.841%	12/15/43	CAD	130	152
	University of Toronto	4.251%	12/7/51	CAD	2,500	2,492
	University of Western Ontario	4.798%	5/24/47	CAD	184	192
[2]	Vancouver Airport Authority	7.425%	12/7/26	CAD	15,000	15,119
	Vancouver Airport Authority	3.857%	11/10/45	CAD	905	787
	Vancouver Airport Authority	2.800%	9/21/50	CAD	2,500	1,806
	Waste Management of Canada Corp.	2.600%	9/23/26	CAD	2,800	2,225
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	6,700	5,416
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,690	1,401
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	2,214	1,941
	York University	6.480%	3/7/42	CAD	1,725	2,074
						2,217,929
Sovereign Bonds (4.2%)
	Canada	1.250%	11/1/21	CAD	130,338	98,882
	Canada	1.500%	2/1/22	CAD	29,504	22,505
	Canada	0.500%	3/1/22	CAD	120,706	90,962
	Canada	1.500%	5/1/22	CAD	2,771	2,120
	Canada	2.750%	6/1/22	CAD	6,303	4,921
	Canada	0.250%	8/1/22	CAD	161,527	121,251
	Canada	1.000%	9/1/22	CAD	243,812	185,618
	Canada	0.250%	11/1/22	CAD	65,694	49,295
	Canada	1.750%	3/1/23	CAD	40,805	31,688
	Canada	1.500%	6/1/23	CAD	18,936	14,675
	Canada	8.000%	6/1/23	CAD	1,100	990
	Canada	2.000%	9/1/23	CAD	32,030	25,199
	Canada	2.250%	3/1/24	CAD	62,046	49,566
	Canada	2.500%	6/1/24	CAD	37,198	30,097
	Canada	1.500%	9/1/24	CAD	223,083	174,808
	Canada	9.000%	6/1/25	CAD	12,000	12,539
	Canada	0.500%	9/1/25	CAD	27,204	20,516
	Canada	8.000%	6/1/27	CAD	7,000	7,812
	Canada	2.000%	6/1/28	CAD	50,551	42,106
	Canada	2.250%	6/1/29	CAD	68,104	58,238
	Canada	5.750%	6/1/29	CAD	40,384	43,338
	Canada	1.250%	6/1/30	CAD	153,335	121,321
	Canada	5.750%	6/1/33	CAD	112,430	134,351
	Canada	5.000%	6/1/37	CAD	103,035	125,626
	Canada	4.000%	6/1/41	CAD	67,055	77,531
	Canada	3.500%	12/1/45	CAD	75,836	85,685
	Canada	2.750%	12/1/48	CAD	45,398	46,364
	Canada	2.000%	12/1/51	CAD	83,751	74,961
	Canada	2.750%	12/1/64	CAD	38,194	43,260
[2]	Canada Housing Trust No. 1	1.150%	12/15/21	CAD	53,854	40,843
[2]	Canada Housing Trust No. 1	1.500%	12/15/21	CAD	29,700	22,630

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Canada Housing Trust No. 1	2.650%	3/15/22	CAD	49,605	38,472
[2]	Canada Housing Trust No. 1	1.750%	6/15/22	CAD	48,500	37,278
[2]	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	84,040	65,798
[2]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	60,265	47,515
[2]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	44,950	35,640
[2]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	21,270	17,228
[2]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	55,795	44,627
[2]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	81,650	66,733
[2]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	43,790	34,569
[2]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	12,510	10,207
[2]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	83,815	62,401
[2]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	45,065	36,107
[2]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	5,225	4,246
[2]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	31,875	25,523
[2]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	18,500	15,269
[2]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	20,925	17,377
[2]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	77,305	65,531
[2]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	10,900	9,313
[2]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	37,850	31,062
[2]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	42,845	34,203
	Canada Post Corp.	4.080%	7/16/25	CAD	8,907	7,711
	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,882
	City of Greater Sudbury Canada	2.416%	3/12/50	CAD	870	653
	City of Montreal	3.500%	9/1/23	CAD	7,450	6,062
	City of Montreal	3.500%	9/1/24	CAD	10,000	8,300
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,792
	City of Montreal	3.000%	9/1/27	CAD	5,000	4,195
	City of Montreal	3.150%	9/1/28	CAD	3,050	2,602
	City of Montreal	4.100%	12/1/34	CAD	3,195	2,998
	City of Montreal	3.150%	12/1/36	CAD	5,985	5,113
	City of Montreal	3.500%	12/1/38	CAD	6,000	5,357
	City of Ottawa Ontario	4.600%	7/14/42	CAD	1,900	1,972
	City of Ottawa Ontario	3.250%	11/10/47	CAD	1,780	1,551
	City of Ottawa Ontario	3.100%	7/27/48	CAD	3,146	2,664
	City of Ottawa Ontario	2.500%	5/11/51	CAD	1,720	1,327
	City of Ottawa Ontario	4.200%	7/30/53	CAD	1,440	1,523
	City of Toronto	3.900%	9/29/23	CAD	4,732	3,897
	City of Toronto	2.450%	2/6/25	CAD	8,700	6,977
	City of Toronto	2.400%	6/7/27	CAD	5,071	4,132
	City of Toronto	2.950%	4/28/35	CAD	6,250	5,242
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,329
	City of Toronto	2.150%	8/25/40	CAD	955	701
	City of Toronto	4.700%	6/10/41	CAD	2,000	2,082
	City of Toronto	3.800%	12/13/42	CAD	600	562
	City of Toronto	6.000%	6/1/43	CAD	4,057	4,949
	City of Toronto	4.150%	3/10/44	CAD	4,930	4,823
	City of Toronto	3.250%	6/24/46	CAD	4,000	3,467
	City of Toronto	3.200%	8/1/48	CAD	1,820	1,575
	City of Toronto	2.800%	11/22/49	CAD	4,000	3,212
	City of Vancouver	3.700%	10/18/52	CAD	1,280	1,223
	City of Winnipeg	4.100%	6/1/45	CAD	1,000	969
	City of Winnipeg	4.300%	11/15/51	CAD	4,158	4,403
	Cordelio Amalco GP I	4.087%	6/30/34	CAD	4,093	3,447
	CPPIB Capital Inc.	0.375%	7/25/23	GBP	3,700	4,814

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	34,000	40,777
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	15,400	18,437
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	7,970	6,789
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,100	4,840
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	15,250	20,737
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	4,600	5,896
	ENMAX Corp.	3.836%	6/5/28	CAD	2,000	1,676
	ENMAX Corp.	3.876%	10/18/29	CAD	5,000	4,164
	Export Development Canada	1.800%	9/1/22	CAD	195	150
	Export Development Canada	2.700%	10/24/22	AUD	5,800	4,272
	Export Development Canada	2.800%	5/31/23	AUD	7,000	5,237
	Export Development Canada	1.375%	12/8/23	GBP	10,000	13,404
	Export Development Canada	1.650%	7/31/24	CAD	4,170	3,256
	Fair Hydro Trust	3.357%	5/15/33	CAD	7,125	6,147
	Financement-Quebec	5.250%	6/1/34	CAD	8,480	8,858
	First Nations Finance Authority	3.050%	6/1/28	CAD	1,035	873
	First Nations Finance Authority	1.710%	6/16/30	CAD	3,345	2,557
	Government of the Northwest Territories	2.200%	9/29/51	CAD	1,000	711
	Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	2,100	1,838
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	10,425
	Hydro-Quebec	6.000%	8/15/31	CAD	9,290	10,224
	Hydro-Quebec	6.500%	1/16/35	CAD	4,155	4,901
	Hydro-Quebec	6.500%	2/15/35	CAD	22,500	26,907
	Hydro-Quebec	6.000%	2/15/40	CAD	21,915	26,909
	Hydro-Quebec	5.000%	2/15/45	CAD	28,170	32,310
	Hydro-Quebec	5.000%	2/15/50	CAD	42,225	50,996
	Hydro-Quebec	4.000%	2/15/55	CAD	32,862	35,618
[2,4]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	8,447	8,061
[2,4]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,870
[2,4]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	4,423	4,755
	Lower Mattagami Energy LP	3.416%	6/20/24	CAD	2,000	1,636
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	5,000	5,163
	Lower Mattagami Energy LP	4.944%	9/21/43	CAD	697	719
[4]	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,362	6,704
	Municipal Finance Authority of British Columbia	2.600%	4/23/23	CAD	1,848	1,460
	Municipal Finance Authority of British Columbia	2.800%	12/3/23	CAD	6,125	4,908
	Municipal Finance Authority of British Columbia	2.150%	6/3/24	CAD	5,390	4,258
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	5,985	4,895
	Municipal Finance Authority of British Columbia	1.100%	6/1/25	CAD	6,000	4,567
	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	1,850	1,505
	Municipal Finance Authority of British Columbia	3.050%	10/23/28	CAD	7,620	6,521
	Municipal Finance Authority of British Columbia	2.550%	10/9/29	CAD	1,195	989
[2,4]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,769
[2,4]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,295	2,253

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2,4]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	7,271	7,531
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	882	789
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,175
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	3,000	2,577
	OMERS Finance Trust	0.450%	5/13/25	EUR	13,500	16,191
	OMERS Finance Trust	1.550%	4/21/27	CAD	6,100	4,691
[2]	OMERS Finance Trust	2.600%	5/14/29	CAD	3,000	2,455
	OMERS Finance Trust	2.600%	5/14/29	CAD	3,000	2,455
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	8,849
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	14,033	14,737
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,793	1,813
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	8,000	6,532
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	6,000	4,986
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	6,000	5,090
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	181	164
	Ontario Teachers’ Finance Trust	0.500%	5/6/25	EUR	39,250	46,995
	OPB Finance Trust	2.950%	2/2/26	CAD	29,000	23,896
	OPB Finance Trust	2.980%	1/25/27	CAD	4,985	4,126
	Province of Alberta	1.000%	11/15/21	GBP	6,300	8,214
	Province of Alberta	1.600%	9/1/22	CAD	9,000	6,912
	Province of Alberta	2.550%	12/15/22	CAD	6,900	5,418
	Province of Alberta	2.650%	9/1/23	CAD	11,000	8,762
	Province of Alberta	3.400%	12/1/23	CAD	3,000	2,450
	Province of Alberta	3.100%	6/1/24	CAD	3,600	2,939
	Province of Alberta	0.625%	4/18/25	EUR	10,600	12,830
	Province of Alberta	2.350%	6/1/25	CAD	25,900	20,777
	Province of Alberta	0.625%	1/16/26	EUR	5,100	6,187
	Province of Alberta	2.200%	6/1/26	CAD	20,000	16,002
	Province of Alberta	3.100%	12/14/26	AUD	2,100	1,680
	Province of Alberta	2.550%	6/1/27	CAD	26,500	21,663
	Province of Alberta	3.600%	4/11/28	AUD	435	358
	Province of Alberta	2.900%	12/1/28	CAD	24,665	20,725
	Province of Alberta	2.900%	9/20/29	CAD	12,500	10,537
	Province of Alberta	2.050%	6/1/30	CAD	40,855	32,023
	Province of Alberta	3.500%	6/1/31	CAD	4,600	4,076
	Province of Alberta	3.900%	12/1/33	CAD	7,075	6,561
	Province of Alberta	4.500%	12/1/40	CAD	5,000	5,092
	Province of Alberta	3.450%	12/1/43	CAD	19,075	16,916
	Province of Alberta	3.300%	12/1/46	CAD	30,665	26,786
	Province of Alberta	3.050%	12/1/48	CAD	33,531	28,405
	Province of Alberta	3.100%	6/1/50	CAD	37,260	32,112
	Province of British Columbia	3.250%	12/18/21	CAD	9,670	7,507
	Province of British Columbia	2.700%	12/18/22	CAD	8,402	6,621
	Province of British Columbia	3.300%	12/18/23	CAD	11,975	9,765
	Province of British Columbia	4.250%	11/27/24	AUD	3,500	2,822
	Province of British Columbia	2.850%	6/18/25	CAD	21,585	17,770
	Province of British Columbia	2.300%	6/18/26	CAD	15,000	12,160
	Province of British Columbia	2.550%	6/18/27	CAD	7,360	6,077
	Province of British Columbia	5.700%	6/18/29	CAD	13,575	13,877
	Province of British Columbia	6.350%	6/18/31	CAD	15,000	16,829
	Province of British Columbia	4.700%	6/18/37	CAD	6,960	7,344
	Province of British Columbia	4.950%	6/18/40	CAD	12,500	13,939
	Province of British Columbia	4.300%	6/18/42	CAD	22,805	24,059

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of British Columbia	3.200%	6/18/44	CAD	24,535	22,100
Province of British Columbia	2.800%	6/18/48	CAD	26,966	23,105
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,555
Province of British Columbia	2.950%	12/18/28	CAD	24,932	21,365
Province of British Columbia	2.200%	6/18/30	CAD	25,935	20,990
Province of British Columbia	2.950%	6/18/50	CAD	31,463	28,391
Province of Manitoba	0.750%	12/15/21	GBP	6,300	8,189
Province of Manitoba	2.550%	6/2/23	CAD	15,005	11,867
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,463
Province of Manitoba	4.250%	3/3/25	AUD	1,000	809
Province of Manitoba	2.450%	6/2/25	CAD	17,835	14,382
Province of Manitoba	4.400%	9/5/25	CAD	6,800	5,971
Province of Manitoba	2.550%	6/2/26	CAD	19,000	15,583
Province of Manitoba	2.600%	6/2/27	CAD	15,200	12,508
Province of Manitoba	3.000%	6/2/28	CAD	45	38
Province of Manitoba	2.750%	6/2/29	CAD	14,240	11,906
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,972
Province of Manitoba	2.050%	6/2/30	CAD	2,745	2,174
Province of Manitoba	6.300%	3/5/31	CAD	955	1,048
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,392
Province of Manitoba	4.600%	3/5/38	CAD	5,675	5,816
Province of Manitoba	4.650%	3/5/40	CAD	4,000	4,209
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,913
Province of Manitoba	4.400%	3/5/42	CAD	6,500	6,681
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,780
Province of Manitoba	4.050%	9/5/45	CAD	6,995	6,954
Province of Manitoba	2.850%	9/5/46	CAD	10,320	8,533
Province of Manitoba	3.400%	9/5/48	CAD	15,049	13,821
Province of Manitoba	3.200%	3/5/50	CAD	14,365	12,993
Province of Manitoba	4.700%	3/5/50	CAD	1,635	1,868
Province of Manitoba	3.150%	9/5/52	CAD	2,750	2,456
Province of Manitoba	3.450%	3/5/63	CAD	3,597	3,592
Province of New Brunswick	1.550%	5/4/22	CAD	98	75
Province of New Brunswick	2.850%	6/2/23	CAD	10,000	7,955
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	9,124
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	8,187
Province of New Brunswick	2.350%	8/14/27	CAD	7,900	6,402
Province of New Brunswick	3.100%	8/14/28	CAD	8,255	7,040
Province of New Brunswick	5.500%	1/27/34	CAD	4,000	4,285
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	7,043
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,557
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	3,190
Province of New Brunswick	3.550%	6/3/43	CAD	5,800	5,266
Province of New Brunswick	3.800%	8/14/45	CAD	5,355	5,075
Province of New Brunswick	3.100%	8/14/48	CAD	16,480	14,250
Province of New Brunswick	3.050%	8/14/50	CAD	9,015	7,781
Province of Newfoundland and Labrador	1.950%	6/2/22	CAD	7,500	5,775
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,976
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	10,000	8,227
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	991
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	15,000	12,320
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	1,700	1,397
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	1,000	1,063
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	3,570	3,506

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	15,205	12,547
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	10,904	9,603
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	7,300	5,354
Province of Nova Scotia	1.600%	6/1/22	CAD	10,200	7,809
Province of Nova Scotia	2.100%	6/1/27	CAD	16	13
Province of Nova Scotia	2.000%	9/1/30	CAD	13,300	10,477
Province of Nova Scotia	6.600%	12/1/31	CAD	45	51
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,189
Province of Nova Scotia	4.500%	6/1/37	CAD	5,000	5,077
Province of Nova Scotia	4.700%	6/1/41	CAD	5,000	5,314
Province of Nova Scotia	4.400%	6/1/42	CAD	6,000	6,208
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,730
Province of Nova Scotia	3.150%	12/1/51	CAD	7,900	7,117
Province of Nova Scotia	3.500%	6/2/62	CAD	8,420	8,483
Province of Ontario	1.350%	3/8/22	CAD	36,400	27,751
Province of Ontario	3.150%	6/2/22	CAD	88,000	68,995
Province of Ontario	1.950%	1/27/23	CAD	8,400	6,496
Province of Ontario	2.850%	6/2/23	CAD	77,150	61,442
Province of Ontario	2.600%	9/8/23	CAD	24,250	19,304
Province of Ontario	7.500%	2/7/24	CAD	2,570	2,359
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,298
Province of Ontario	3.500%	6/2/24	CAD	36,595	30,259
Province of Ontario	0.375%	6/14/24	EUR	24,200	28,999
Province of Ontario	4.250%	8/22/24	AUD	1,000	802
Province of Ontario	2.300%	9/8/24	CAD	20,600	16,448
Province of Ontario	0.875%	1/21/25	EUR	5,000	6,138
Province of Ontario	2.650%	2/5/25	CAD	33,100	26,964
Province of Ontario	2.600%	6/2/25	CAD	77,465	62,951
Province of Ontario	3.100%	8/26/25	AUD	2,000	1,565
Province of Ontario	1.750%	9/8/25	CAD	52,800	41,545
Province of Ontario	2.400%	6/2/26	CAD	44,280	36,027
Province of Ontario	3.500%	1/27/27	AUD	1,000	801
Province of Ontario	1.850%	2/1/27	CAD	975	771
Province of Ontario	2.600%	6/2/27	CAD	74,500	61,515
Province of Ontario	7.600%	6/2/27	CAD	15,000	15,931
Province of Ontario	2.900%	6/2/28	CAD	66,932	56,600
Province of Ontario	6.500%	3/8/29	CAD	16,560	17,698
Province of Ontario	2.700%	6/2/29	CAD	55,047	46,106
Province of Ontario	2.050%	6/2/30	CAD	81,845	65,353
Province of Ontario	6.200%	6/2/31	CAD	13,000	14,376
Province of Ontario	5.850%	3/8/33	CAD	26,950	30,062
Province of Ontario	5.600%	6/2/35	CAD	39,000	43,737
Province of Ontario	4.700%	6/2/37	CAD	51,200	53,756
Province of Ontario	4.600%	6/2/39	CAD	56,300	59,490
Province of Ontario	4.650%	6/2/41	CAD	72,175	77,810
Province of Ontario	3.500%	6/2/43	CAD	63,350	59,278
Province of Ontario	3.450%	6/2/45	CAD	91,735	85,797
Province of Ontario	2.900%	12/2/46	CAD	76,874	66,040
Province of Ontario	2.800%	6/2/48	CAD	70,636	60,029
Province of Ontario	2.900%	6/2/49	CAD	79,651	69,183
Province of Ontario	2.650%	12/2/50	CAD	75,665	63,497
Province of Ontario	1.900%	12/2/51	CAD	21,000	14,903
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,600	1,473
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,960	1,570

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,818
Province of Quebec	4.250%	12/1/21	CAD	46,000	36,074
Province of Quebec	1.650%	3/3/22	CAD	2,900	2,217
Province of Quebec	0.875%	5/24/22	GBP	1,500	1,958
Province of Quebec	3.500%	12/1/22	CAD	38,320	30,648
Province of Quebec	9.375%	1/16/23	CAD	3,000	2,698
Province of Quebec	2.450%	3/1/23	CAD	2,000	1,574
Province of Quebec	2.250%	7/17/23	EUR	13,500	16,885
Province of Quebec	3.000%	9/1/23	CAD	34,960	28,137
Province of Quebec	1.500%	12/15/23	GBP	8,000	10,717
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,271
Province of Quebec	2.250%	2/22/24	CAD	5,200	4,124
Province of Quebec	3.750%	9/1/24	CAD	38,650	32,475
Province of Quebec	0.875%	1/15/25	EUR	11,300	13,874
Province of Quebec	4.200%	3/10/25	AUD	1,507	1,219
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,525
Province of Quebec	2.600%	7/6/25	CAD	6,035	4,923
Province of Quebec	2.750%	9/1/25	CAD	32,080	26,436
Province of Quebec	8.500%	4/1/26	CAD	10,000	10,515
Province of Quebec	3.700%	5/20/26	AUD	700	569
Province of Quebec	2.500%	9/1/26	CAD	37,500	30,715
Province of Quebec	1.850%	2/13/27	CAD	925	732
Province of Quebec	0.875%	5/4/27	EUR	34,900	43,784
Province of Quebec	2.750%	9/1/27	CAD	42,178	35,266
Province of Quebec	0.875%	7/5/28	EUR	16,470	20,736
Province of Quebec	2.750%	9/1/28	CAD	45,640	38,371
Province of Quebec	2.300%	9/1/29	CAD	31,395	25,622
Province of Quebec	6.000%	10/1/29	CAD	15,000	15,685
Province of Quebec	1.900%	9/1/30	CAD	38,650	30,422
Province of Quebec	6.250%	6/1/32	CAD	21,570	24,333
Province of Quebec	5.750%	12/1/36	CAD	17,240	19,938
Province of Quebec	5.000%	12/1/38	CAD	21,900	24,117
Province of Quebec	5.000%	12/1/41	CAD	51,390	58,011
Province of Quebec	4.250%	12/1/43	CAD	44,425	46,304
Province of Quebec	3.500%	12/1/45	CAD	62,925	59,483
Province of Quebec	3.500%	12/1/48	CAD	64,951	62,661
Province of Quebec	3.100%	12/1/51	CAD	57,481	52,900
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,773
Province of Saskatchewan	2.550%	6/2/26	CAD	6,875	5,610
Province of Saskatchewan	2.650%	6/2/27	CAD	10,000	8,268
Province of Saskatchewan	3.050%	12/2/28	CAD	3,500	2,997
Province of Saskatchewan	5.750%	3/5/29	CAD	6,000	6,046
Province of Saskatchewan	2.200%	6/2/30	CAD	5,900	4,735
Province of Saskatchewan	5.000%	3/5/37	CAD	240	254
Province of Saskatchewan	4.750%	6/1/40	CAD	7,400	7,862
Province of Saskatchewan	3.400%	2/3/42	CAD	5,000	4,516
Province of Saskatchewan	3.900%	6/2/45	CAD	8,200	7,977
Province of Saskatchewan	2.750%	12/2/46	CAD	10,714	8,701
Province of Saskatchewan	3.300%	6/2/48	CAD	16,920	15,261
Province of Saskatchewan	3.100%	6/2/50	CAD	13,995	12,470
Province of Saskatchewan	3.750%	3/5/54	CAD	3,795	3,844
Province of Saskatchewan	2.950%	6/2/58	CAD	2,800	2,447
PSP Capital Inc.	1.730%	6/21/22	CAD	2,000	1,535
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	3,148

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
PSP Capital Inc.	3.290%	4/4/24	CAD	19,825	16,230
PSP Capital Inc.	3.000%	11/5/25	CAD	6,170	5,142
PSP Capital Inc.	2.050%	1/15/30	CAD	13,800	11,057
Regional Municipality of Peel	5.100%	6/29/40	CAD	6,980	7,467
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	4,078
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,442
Regional Municipality of York	2.350%	6/9/27	CAD	3	2
Regional Municipality of York	1.700%	5/27/30	CAD	2,965	2,290
Regional Municipality of York	4.000%	5/31/32	CAD	1,500	1,402
Regional Municipality of York	3.650%	5/13/33	CAD	3,100	2,826
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,251
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	9,394	8,063
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	990	782
Toronto Hydro Corp.	2.520%	8/25/26	CAD	5,500	4,463
Toronto Hydro Corp.	2.430%	12/11/29	CAD	6,000	4,862
Toronto Hydro Corp.	3.550%	7/28/45	CAD	330	283
Toronto Hydro Corp.	3.485%	2/28/48	CAD	5,100	4,370
Toronto Hydro Corp.	2.990%	12/10/49	CAD	455	359
					6,595,042
Total Canada (Cost $8,519,644)					8,945,605
Chile (0.0%)
Sovereign Bonds (0.0%)
Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,720
Republic of Chile	1.625%	1/30/25	EUR	5,620	6,970
Republic of Chile	1.750%	1/20/26	EUR	100	126
[1] Republic of Chile	1.440%	2/1/29	EUR	2,500	3,117
[1] Republic of Chile	0.830%	7/2/31	EUR	5,430	6,379
[1] Republic of Chile	1.250%	1/29/40	EUR	9,600	11,386
Total Chile (Cost $30,079)					31,698
China (0.8%)
Sovereign Bonds (0.8%)
Agricultural Development Bank of China	3.060%	8/5/23	CNY	100,000	14,831
Agricultural Development Bank of China	4.000%	11/12/25	CNY	339,900	51,952
Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,488
Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	55,807
China Development Bank	0.375%	11/16/21	EUR	21,900	25,595
China Development Bank	3.030%	1/18/22	CNY	865,800	129,281
China Development Bank	0.625%	12/12/22	EUR	3,400	4,008
China Development Bank	1.860%	4/9/23	CNY	50,000	7,230
China Development Bank	0.875%	1/24/24	EUR	1,600	1,907
China Development Bank	3.300%	2/1/24	CNY	299,900	44,748
China Development Bank	3.680%	2/26/26	CNY	981,800	147,881
China Development Bank	3.500%	8/13/26	CNY	555,300	82,679
China Development Bank	3.430%	1/14/27	CNY	250,000	37,021
China Development Bank	3.390%	7/10/27	CNY	100,000	14,706
China Development Bank	3.450%	9/20/29	CNY	50,000	7,294
China Development Bank	4.010%	1/9/37	CNY	174,900	26,211
China Government Bond	3.220%	12/6/25	CNY	328,600	49,572
China Government Bond	3.250%	6/6/26	CNY	742,800	111,763
China Government Bond	3.120%	12/5/26	CNY	100,000	14,879

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
China Government Bond	2.850%	6/4/27	CNY	100,000	14,605
China Government Bond	4.080%	10/22/48	CNY	40,000	6,213
China Government Bond	3.860%	7/22/49	CNY	385,200	57,579
China Government Bond	3.390%	3/16/50	CNY	100,000	13,711
Export-Import Bank of China	0.750%	6/8/22	EUR	2,840	3,346
Export-Import Bank of China	0.750%	5/28/23	EUR	3,200	3,778
Export-Import Bank of China	3.280%	2/11/24	CNY	414,800	61,801
Export-Import Bank of China	3.260%	2/24/27	CNY	40,000	5,856
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,514
Export-Import Bank of China	3.230%	3/23/30	CNY	45,000	6,427
Industrial & Commercial Bank of China Ltd.	0.250%	4/25/22	EUR	4,611	5,377
People’s Republic of China	2.240%	3/5/23	CNY	50,000	7,353
People’s Republic of China	3.290%	10/18/23	CNY	429,800	64,766
[1] People’s Republic of China	0.500%	11/12/31	EUR	11,184	12,907
[1] People’s Republic of China	1.000%	11/12/39	EUR	9,700	11,148
People’s Republic of China	3.970%	7/23/48	CNY	250,000	38,129
Sinopec Group Overseas Development 2015 Ltd.	1.000%	4/28/22	EUR	21,750	25,654
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,868
State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	7,000	8,478
State Grid Overseas Investment 2016 Ltd.	0.797%	8/5/26	EUR	27,600	32,795
State Grid Overseas Investment 2016 Ltd.	2.125%	5/2/30	EUR	6,900	8,909
Total China (Cost $1,190,146)					1,234,067
Colombia (0.2%)
Sovereign Bonds (0.2%)
Colombian TES	7.000%	5/4/22	COP	159,520,000	43,876
Colombian TES	6.250%	11/26/25	COP	113,070,000	31,812
Colombian TES	5.750%	11/3/27	COP	65,310,000	17,472
Colombian TES	7.750%	9/18/30	COP	104,110,000	30,785
Colombian TES	7.250%	10/18/34	COP	133,945,000	37,096
Colombian TES	7.250%	10/26/50	COP	30,000,000	8,015
Republic of Colombia	10.000%	7/24/24	COP	122,170,000	38,424
[1] Republic of Colombia	3.875%	3/22/26	EUR	5,000	6,544
Republic of Colombia	7.500%	8/26/26	COP	159,275,000	47,020
Republic of Colombia	6.000%	4/28/28	COP	172,605,000	46,600
Republic of Colombia	7.000%	6/30/32	COP	117,300,000	32,280
Total Colombia (Cost $358,510)					339,924
Croatia (0.1%)
Sovereign Bonds (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	2,000	2,592
Republic of Croatia	3.000%	3/20/27	EUR	7,000	9,336
Republic of Croatia	2.700%	6/15/28	EUR	5,800	7,724
Republic of Croatia	1.125%	6/19/29	EUR	7,000	8,334
Republic of Croatia	2.750%	1/27/30	EUR	7,000	9,511
Republic of Croatia	1.500%	6/17/31	EUR	30,000	36,704
Total Croatia (Cost $72,683)					74,201
Cyprus (0.0%)
Sovereign Bonds (0.0%)
Republic of Cyprus	2.750%	2/26/34	EUR	8,000	11,662
Total Cyprus (Cost $10,117)					11,662

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Czech Republic (0.3%)
Corporate Bonds (0.0%)
CPI Property Group SA	2.125%	10/4/24	EUR	4,400	5,249
CPI Property Group SA	1.625%	4/23/27	EUR	15,000	16,992
EP Infrastructure AS	1.659%	4/26/24	EUR	5,000	5,935
EP Infrastructure AS	2.045%	10/9/28	EUR	5,000	5,882
					34,058
Sovereign Bonds (0.3%)
CEZ AS	4.875%	4/16/25	EUR	12,500	17,597
CEZ AS	3.000%	6/5/28	EUR	12,500	17,089
Czech Republic	3.875%	5/24/22	EUR	9,950	12,370
Czech Republic	4.700%	9/12/22	CZK	130,000	6,038
Czech Republic	0.450%	10/25/23	CZK	1,469,910	63,036
Czech Republic	5.700%	5/25/24	CZK	220,000	11,205
Czech Republic	2.400%	9/17/25	CZK	250,000	11,624
Czech Republic	1.000%	6/26/26	CZK	1,854,800	80,694
Czech Republic	0.250%	2/10/27	CZK	492,970	20,360
Czech Republic	2.500%	8/25/28	CZK	370,000	17,787
Czech Republic	2.750%	7/23/29	CZK	688,340	33,988
Czech Republic	0.950%	5/15/30	CZK	1,300,000	55,326
Czech Republic	1.200%	3/13/31	CZK	254,990	11,075
Czech Republic	2.000%	10/13/33	CZK	320,000	15,135
Czech Republic	4.200%	12/4/36	CZK	418,350	25,760
Czech Republic	1.500%	4/24/40	CZK	199,790	8,671
Czech Republic	4.850%	11/26/57	CZK	91,000	6,722
					414,477
Total Czech Republic (Cost $441,633)					448,535
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	3.750%	6/23/22	EUR	500	623
DLR Kredit A/S	1.000%	10/1/22	DKK	200,000	32,166
Jyske Realkredit A/S	0.250%	7/1/23	EUR	8,000	9,504
Jyske Realkredit A/S	0.500%	10/1/26	EUR	22,180	27,133
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	31,746
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	412	71
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	190,100	30,035
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	348,000	55,422
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	63,227	10,303
					197,003
Corporate Bonds (0.2%)
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	4,600	5,688
Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	148
Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	592
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	17,000	21,507
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	10,000	12,136
[1] Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	3,400	4,370
Danske Bank A/S	0.125%	2/14/22	EUR	21,670	25,448
Danske Bank A/S	1.375%	5/24/22	EUR	5,000	5,945
Danske Bank A/S	0.250%	11/28/22	EUR	16,700	19,641
Danske Bank A/S	0.875%	5/22/23	EUR	23,600	27,899
Danske Bank A/S	0.750%	6/2/23	EUR	16,100	19,204
Danske Bank A/S	1.625%	3/15/24	EUR	3,000	3,640
Danske Bank A/S	0.750%	11/22/27	EUR	15,000	18,824

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	Danske Bank A/S	2.250%	1/14/28	GBP	6,500	8,532
[1]	Danske Bank A/S	1.375%	2/12/30	EUR	8,500	9,847
	ISS Global A/S	1.125%	1/7/21	EUR	14,752	17,185
	ISS Global A/S	2.125%	12/2/24	EUR	500	615
	ISS Global A/S	0.875%	6/18/26	EUR	200	230
	ISS Global A/S	1.500%	8/31/27	EUR	20,100	23,703
[1]	Jyske Bank A/S	2.250%	4/5/29	EUR	11,100	13,282
	Jyske Realkredit A/S	0.375%	4/1/25	EUR	7,000	8,434
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	137,000	22,043
	Nykredit Realkredit A/S	0.250%	1/20/23	EUR	3,000	3,506
	Nykredit Realkredit A/S	0.125%	7/10/24	EUR	12,000	13,896
[1]	Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,600	9,207
	Sydbank A/S	1.250%	2/4/22	EUR	10,000	11,817
	Sydbank A/S	1.375%	9/18/23	EUR	10,000	11,956
						319,295
Sovereign Bonds (0.5%)
	Kingdom of Denmark	3.000%	11/15/21	DKK	179,410	29,118
	Kingdom of Denmark	1.500%	11/15/23	DKK	242,545	40,491
	Kingdom of Denmark	7.000%	11/10/24	DKK	74,285	15,267
	Kingdom of Denmark	1.750%	11/15/25	DKK	677,300	119,049
	Kingdom of Denmark	0.500%	11/15/27	DKK	761,000	128,382
[2]	Kingdom of Denmark	0.500%	11/15/29	DKK	480,000	82,054
	Kingdom of Denmark	4.500%	11/15/39	DKK	747,830	225,425
[2]	Kingdom of Denmark	0.250%	11/15/52	DKK	25,000	4,303
	Kommunekredit	0.250%	3/29/23	EUR	1,000	1,188
	Kommunekredit	0.250%	5/15/23	EUR	600	713
	Kommunekredit	0.250%	2/16/24	EUR	2,000	2,390
	Kommunekredit	0.625%	5/11/26	EUR	4,400	5,433
	Kommunekredit	2.900%	11/27/26	AUD	4,178	3,287
	Kommunekredit	0.750%	5/18/27	EUR	25,578	32,099
	Orsted A/S	1.500%	11/26/29	EUR	24,289	31,817
	Orsted A/S	4.875%	1/12/32	GBP	14,162	25,362
	Orsted A/S	2.500%	5/16/33	GBP	100	148
	Orsted A/S	5.750%	4/9/40	GBP	1,000	2,177
[1]	Orsted A/S	6.250%	6/26/13	EUR	1,045	1,374
						750,077
Total Denmark (Cost $1,173,868)						1,266,375
Finland (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Aktia Bank Oyj	0.250%	3/31/22	EUR	10,300	12,128
	Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,971
	Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	23,000	28,636
	OP Mortgage Bank	0.625%	9/4/22	EUR	22,700	27,032
	OP Mortgage Bank	0.250%	3/13/24	EUR	30,000	35,890
	OP Mortgage Bank	1.000%	11/28/24	EUR	7,000	8,671
	OP Mortgage Bank	0.010%	11/19/26	EUR	10,000	11,975
						130,303
Corporate Bonds (0.2%)
	Aktia Bank Oyj	0.375%	3/5/26	EUR	10,000	12,163
	Citycon Treasury BV	2.375%	1/15/27	EUR	10,000	10,738
	Elenia Finance Oyj	0.375%	2/6/27	EUR	10,000	11,747
	Nordea Bank AB	2.375%	6/2/22	GBP	7,000	9,351
	Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,661

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Nordea Bank AB	1.125%	2/12/25	EUR	200	247
	Nordea Bank Abp	0.550%	6/23/25	CHF	12,800	14,478
	Nordea Bank Abp	0.500%	5/14/27	EUR	10,000	12,023
	Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	11,732
	Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	358
	Nordea Mortgage Bank plc	0.250%	2/28/23	EUR	10,800	12,822
	Nordea Mortgage Bank plc	0.250%	3/18/26	EUR	6,400	7,752
	OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,181
	OP Corporate Bank plc	2.500%	5/20/22	GBP	7,700	10,296
	OP Corporate Bank plc	0.375%	8/29/23	EUR	6,000	7,103
	OP Corporate Bank plc	0.375%	2/26/24	EUR	6,800	8,076
	OP Corporate Bank plc	0.375%	6/19/24	EUR	8,000	9,390
	OP Corporate Bank plc	1.000%	5/22/25	EUR	10,000	12,249
	OP Corporate Bank plc	0.500%	8/12/25	EUR	3,250	3,881
	OP Corporate Bank plc	0.600%	1/18/27	EUR	22,000	26,010
	OP Corporate Bank plc	0.625%	11/12/29	EUR	13,000	15,360
[1]	OP Corporate Bank plc	1.625%	6/9/30	EUR	20,000	23,773
	OP Mortgage Bank	0.050%	2/22/23	EUR	5,000	5,908
	OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	8,021
	OP Mortgage Bank	0.625%	2/15/29	EUR	10,000	12,615
	Sampo Oyj	1.000%	9/18/23	EUR	500	601
[1]	Sampo Oyj	3.375%	5/23/49	EUR	8,300	10,679
[1]	Sampo Oyj	2.500%	9/3/52	EUR	5,000	5,911
	Stora Enso Oyj	2.500%	6/7/27	EUR	4,500	5,770
	Stora Enso Oyj	2.500%	3/21/28	EUR	100	128
						277,024
Sovereign Bonds (0.5%)
[5]	Finnvera Oyj	0.625%	11/19/21	EUR	20,000	23,580
[5]	Finnvera Oyj	0.500%	4/13/26	EUR	6,500	7,978
	Finnvera Oyj	0.375%	4/9/29	EUR	15,000	18,506
	Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,548
	Fortum Oyj	2.125%	2/27/29	EUR	9,580	12,553
	Municipality Finance plc	5.000%	3/20/24	AUD	4,100	3,321
	Municipality Finance plc	0.625%	11/26/26	EUR	5,000	6,210
	Municipality Finance plc	1.250%	2/23/33	EUR	10,000	13,669
[2]	Republic of Finland	0.000%	4/15/22	EUR	26,000	30,605
[2]	Republic of Finland	1.625%	9/15/22	EUR	7,080	8,618
[2]	Republic of Finland	1.500%	4/15/23	EUR	35,140	43,216
[2]	Republic of Finland	0.000%	9/15/23	EUR	33,750	40,162
[2]	Republic of Finland	2.000%	4/15/24	EUR	29,000	37,015
[2]	Republic of Finland	0.000%	9/15/24	EUR	50,000	59,877
[2]	Republic of Finland	4.000%	7/4/25	EUR	43,663	62,293
[2]	Republic of Finland	0.875%	9/15/25	EUR	10,500	13,192
[2]	Republic of Finland	0.500%	9/15/27	EUR	51,000	64,025
[2]	Republic of Finland	2.750%	7/4/28	EUR	11,353	16,671
[2]	Republic of Finland	0.500%	9/15/29	EUR	69,531	88,378
[2]	Republic of Finland	0.000%	9/15/30	EUR	40,000	48,621
[2]	Republic of Finland	0.750%	4/15/31	EUR	64,492	84,501
[2]	Republic of Finland	1.125%	4/15/34	EUR	32,000	44,303
[2]	Republic of Finland	2.625%	7/4/42	EUR	34,215	63,777
[2]	Republic of Finland	1.375%	4/15/47	EUR	21,000	33,667
						836,286
Total Finland (Cost $1,158,532)						1,243,613

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
France (12.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	6,000	7,537
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	10,000	13,979
AXA Bank Europe SCF	0.500%	4/18/25	EUR	28,000	34,008
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	8,564
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	6,149
BPCE SFH SA	4.000%	3/23/22	EUR	20,000	24,760
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,345
BPCE SFH SA	1.750%	6/27/24	EUR	20,000	25,234
BPCE SFH SA	1.000%	2/24/25	EUR	13,500	16,746
BPCE SFH SA	0.398%	4/24/25	EUR	20,000	24,217
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	24,854
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	11,873
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,071
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,595
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	11,600	15,396
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,464
Caisse de Refinancement de l’Habitat SA	0.010%	2/7/28	EUR	10,000	11,957
Caisse de Refinancement de l’Habitat SA	0.010%	10/8/29	EUR	21,000	25,092
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	3,699
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	19,000	22,698
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	18,491
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	15,279
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	20,000	24,026
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	5,678
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	27,985
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	3,400	4,269
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	10,000	12,574
Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	200	257
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	14,035
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	689
Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	5,000	7,326
Cie de Financement Foncier SA	0.625%	11/12/21	EUR	32,000	37,698
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,232
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	18,828
Cie de Financement Foncier SA	0.200%	9/16/22	EUR	13,600	16,051
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,157
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	12,000	14,341
Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	237
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	14,000	16,700
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,300	18,135
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	12,098
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	7,000	8,582
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	36,078
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	125
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	5,600	6,771
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	3,951
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	9,808
Credit Agricole Home Loan SFH SA	4.000%	1/17/22	EUR	5,000	6,143
Credit Agricole Home Loan SFH SA	0.050%	8/29/22	EUR	1,000	1,177
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,610
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	5,100	6,146
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	5,000	6,078

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	2,000	2,825
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,500	1,836
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	36,000	45,099
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	15,000	19,140
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	15,000	19,385
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	10,000	12,007
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,000	24,161
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	10,000	11,888
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	4,500	6,152
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	15,000	19,715
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	5,000	7,344
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	10,200	12,625
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	2,550	3,086
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	700	885
Credit Mutuel - CIC Home Loan SFH SA	0.500%	1/21/22	EUR	10,000	11,791
Credit Mutuel - CIC Home Loan SFH SA	0.375%	9/12/22	EUR	4,000	4,737
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/16/23	EUR	6,100	7,839
Credit Mutuel - CIC Home Loan SFH SA	2.500%	9/11/23	EUR	3,000	3,799
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	6,000	8,040
Credit Mutuel - CIC Home Loan SFH SA	0.250%	4/30/24	EUR	10,000	11,960
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/10/25	EUR	2,200	2,685
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/2/26	EUR	5,000	6,158
Credit Mutuel - CIC Home Loan SFH SA	0.875%	4/7/26	EUR	800	999
Credit Mutuel - CIC Home Loan SFH SA	0.750%	9/15/27	EUR	8,600	10,804
Credit Mutuel - CIC Home Loan SFH SA	1.000%	1/30/29	EUR	5,700	7,361
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,891
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,129
La Banque Postale Home Loan SFH SA	0.175%	4/22/22	EUR	5,000	5,883
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	4,800	6,112
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	12,500	15,552
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	9,000	11,439
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	5,000	6,448
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	5,937
Societe Generale SFH SA	4.000%	1/18/22	EUR	2,000	2,457
Societe Generale SFH SA	2.000%	4/29/24	EUR	13,400	16,987
Societe Generale SFH SA	0.750%	1/19/28	EUR	10,000	12,618
					1,016,567
Corporate Bonds (2.3%)
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,400	1,648
Air Liquide Finance SA	1.000%	4/2/25	EUR	10,000	12,257
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,945
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	125
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,293
Air Liquide Finance SA	1.375%	4/2/30	EUR	10,000	13,115
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,882
Airbus Finance BV	2.375%	4/2/24	EUR	9,300	11,616
Airbus Finance BV	0.875%	5/13/26	EUR	5,800	7,005
Airbus Finance BV	2.125%	10/29/29	EUR	700	909
Airbus Finance BV	1.375%	5/13/31	EUR	20,235	24,088
Airbus SE	2.375%	4/7/32	EUR	10,000	12,929
Airbus SE	2.375%	6/9/40	EUR	13,000	15,770
Alstom SA	0.250%	10/14/26	EUR	10,000	11,702
Altarea SCA	2.250%	7/5/24	EUR	10,000	11,944
APRR SA	1.500%	1/15/24	EUR	600	733

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	APRR SA	1.875%	1/15/25	EUR	2,400	3,028
	APRR SA	1.125%	1/9/26	EUR	10,700	13,260
	APRR SA	1.250%	1/6/27	EUR	10,800	13,619
	APRR SA	1.250%	1/18/28	EUR	1,200	1,523
	APRR SA	1.500%	1/25/30	EUR	600	787
	APRR SA	1.875%	1/6/31	EUR	200	271
	APRR SA	1.625%	1/13/32	EUR	9,400	12,535
	APRR SA	1.500%	1/17/33	EUR	300	400
	Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	1,000	1,199
	Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	100	126
	Arkema SA	1.500%	1/20/25	EUR	400	497
	Arkema SA	1.500%	4/20/27	EUR	17,600	22,246
	Atos SE	1.750%	5/7/25	EUR	8,600	10,766
	Auchan Holding SADIR	0.625%	2/7/22	EUR	100	117
	Auchan Holding SADIR	2.375%	12/12/22	EUR	2,000	2,447
	Auchan Holding SADIR	2.375%	4/25/25	EUR	8,200	10,211
	Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	128
	Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,231
	Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,621
	Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,747
	Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	10,700	13,250
	Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	505
	Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	8,000	10,425
	AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,175
	AXA Bank Europe SCF	0.375%	3/23/23	EUR	6,000	7,135
	AXA Bank Europe SCF	1.375%	4/18/33	EUR	15,600	21,559
	AXA Home Loan SFH SA	0.010%	10/16/29	EUR	10,000	11,935
	AXA SA	1.125%	5/15/28	EUR	4,500	5,754
[1]	AXA SA	5.125%	7/4/43	EUR	2,240	2,912
[1]	AXA SA	3.375%	7/6/47	EUR	23,950	31,479
[1]	AXA SA	3.250%	5/28/49	EUR	9,900	12,906
[1]	AXA SA	6.686%	7/29/49	GBP	1,800	2,803
[1]	AXA SA	3.941%	11/29/49	EUR	1,930	2,445
[1]	AXA SA	5.453%	12/31/49	GBP	6,150	8,967
[1]	AXA SA	5.625%	1/16/54	GBP	8,770	14,026
	Banque Federative du Credit Mutuel SA	0.375%	1/13/22	EUR	2,000	2,348
	Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	6,300	7,810
	Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	17,000	20,105
	Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	67,900	81,096
	Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	1,400,000	13,364
	Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,200	10,486
	Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	6,500	8,868
	Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	12,734
	Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	18,824	23,934
	Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	1,800,000	17,024
	Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	200,000	1,902
	Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	5,100	6,921
	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	44,800	55,089
	Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	5,200	6,289
	Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	5,000	6,499
	Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	500	633
	Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	21,200	26,768
	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	16,800	20,390
	Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	135

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	5,600	6,917
	Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	1,100	1,421
	Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	4,800	5,862
	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	5,000	6,487
	Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	2,200	2,587
	Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	6,000	7,344
[1]	BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,535
	BNP Paribas SA	4.125%	1/14/22	EUR	200	245
	BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,900
	BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,247
	BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,183
	BNP Paribas SA	1.125%	1/15/23	EUR	1,100	1,319
	BNP Paribas SA	4.500%	3/21/23	EUR	160	207
	BNP Paribas SA	2.875%	9/26/23	EUR	5,550	7,038
	BNP Paribas SA	1.125%	10/10/23	EUR	11,800	14,163
	BNP Paribas SA	1.125%	11/22/23	EUR	500	601
	BNP Paribas SA	2.375%	5/20/24	EUR	8,500	10,799
	BNP Paribas SA	1.000%	6/27/24	EUR	5,000	5,995
	BNP Paribas SA	2.375%	2/17/25	EUR	5,000	6,217
	BNP Paribas SA	1.250%	3/19/25	EUR	10,000	12,143
[1]	BNP Paribas SA	0.500%	7/15/25	EUR	4,000	4,685
	BNP Paribas SA	1.500%	11/17/25	EUR	20,500	25,275
	BNP Paribas SA	3.375%	1/23/26	GBP	1,700	2,429
	BNP Paribas SA	1.125%	6/11/26	EUR	37,000	44,850
	BNP Paribas SA	0.125%	9/4/26	EUR	1,800	2,055
	BNP Paribas SA	2.875%	10/1/26	EUR	4,800	6,233
	BNP Paribas SA	2.125%	1/23/27	EUR	20,000	25,299
[1]	BNP Paribas SA	2.625%	10/14/27	EUR	4,100	4,938
	BNP Paribas SA	1.875%	12/14/27	GBP	6,000	7,968
[1]	BNP Paribas SA	2.375%	11/20/30	EUR	10,000	12,388
	Bouygues SA	4.500%	2/9/22	EUR	18,500	22,853
	Bouygues SA	3.625%	1/16/23	EUR	2,500	3,161
	Bouygues SA	5.500%	10/6/26	GBP	6,100	9,936
	Bouygues SA	1.375%	6/7/27	EUR	3,700	4,725
	Bouygues SA	1.125%	7/24/28	EUR	5,000	6,272
	BPCE SA	0.640%	1/27/22	JPY	1,700,000	16,331
	BPCE SA	1.125%	1/18/23	EUR	3,800	4,532
	BPCE SA	4.250%	2/6/23	EUR	100	128
	BPCE SA	0.375%	10/5/23	EUR	14,100	16,689
	BPCE SA	2.875%	1/16/24	EUR	13,500	17,202
	BPCE SA	0.875%	1/31/24	EUR	14,200	16,918
	BPCE SA	1.000%	7/15/24	EUR	8,500	10,313
	BPCE SA	3.000%	7/19/24	EUR	8,600	11,169
	BPCE SA	0.625%	9/26/24	EUR	24,500	28,955
	BPCE SA	1.000%	4/1/25	EUR	15,000	18,027
	BPCE SA	0.250%	1/15/26	EUR	10,700	12,602
	BPCE SA	1.375%	12/23/26	GBP	2,900	3,844
[1]	BPCE SA	2.750%	11/30/27	EUR	5,100	6,212
	BPCE SA	4.500%	4/26/28	AUD	1,300	1,042
	BPCE SA	1.000%	10/5/28	EUR	10,000	12,480
	BPCE SA	5.250%	4/16/29	GBP	3,000	4,872
	BPCE SA	0.625%	1/15/30	EUR	14,000	16,843
	BPCE SFH SA	0.375%	2/10/23	EUR	5,100	6,064
	BPCE SFH SA	0.375%	2/21/24	EUR	12,700	15,229

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BPCE SFH SA	0.750%	9/2/25	EUR	10,000	12,336
	BPCE SFH SA	0.625%	9/22/27	EUR	5,000	6,238
	BPCE SFH SA	0.010%	11/10/27	EUR	10,000	11,958
	BPCE SFH SA	0.875%	4/13/28	EUR	12,100	15,399
	BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,966
	Caisse Francaise de Financement Local	0.500%	4/13/22	EUR	5,000	5,910
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,500	1,835
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	6,000	7,399
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	4,000	4,997
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	50,000	59,635
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	10,000	13,709
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	19,000	25,754
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	5,000	6,999
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	9,300	13,150
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	8,300	10,440
	Capgemini SE	0.500%	11/9/21	EUR	200	234
	Capgemini SE	2.500%	7/1/23	EUR	6,000	7,436
	Capgemini SE	1.000%	10/18/24	EUR	300	363
	Capgemini SE	1.750%	4/18/28	EUR	9,300	11,958
	Capgemini SE	2.375%	4/15/32	EUR	26,000	35,443
	Carmila SA	2.375%	9/16/24	EUR	4,100	4,939
	Carmila SA	2.125%	3/7/28	EUR	1,500	1,746
	Carrefour SA	0.875%	6/12/23	EUR	200	238
	Carrefour SA	0.750%	4/26/24	EUR	9,100	10,875
	Carrefour SA	1.250%	6/3/25	EUR	16,103	19,832
	Carrefour SA	1.750%	5/4/26	EUR	1,000	1,269
	Carrefour SA	2.625%	12/15/27	EUR	10,000	13,434
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	1,500	1,810
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	2,100	2,610
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	5,000	6,115
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	10,000	11,966
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	11,000	13,843
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	18,600	23,754
	Cie de Saint-Gobain	1.750%	4/3/23	EUR	10,000	12,181
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,102
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	100	130
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	11,500	15,259
	Cie Financiere et Industrielle des
	Autoroutes SA	0.375%	2/7/25	EUR	7,700	9,203
	Cie Generale des Etablissements
	Michelin SCA	2.500%	9/3/38	EUR	5,100	7,979
[1]	CNP Assurances	4.500%	6/10/47	EUR	7,600	10,318
	Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	4,900	6,008
	Covivio	1.875%	5/20/26	EUR	300	370
	Covivio	2.375%	2/20/28	EUR	200	253
[1]	Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,600	3,600
[1]	Credit Agricole Assurances SA	4.250%	12/31/49	EUR	2,600	3,257
	Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	21,600	26,360
	Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	10,000	11,934
	Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	14,000	17,546
	Credit Agricole SA	0.875%	1/19/22	EUR	12,300	14,549
	Credit Agricole SA	0.443%	6/9/22	JPY	500,000	4,768

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Credit Agricole SA	0.750%	12/1/22	EUR	5,000	5,959
	Credit Agricole SA	3.125%	7/17/23	EUR	700	892
	Credit Agricole SA	7.375%	12/18/23	GBP	800	1,229
	Credit Agricole SA	2.375%	5/20/24	EUR	14,000	17,782
	Credit Agricole SA	1.000%	9/16/24	EUR	2,000	2,436
	Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,584
[1]	Credit Agricole SA	1.000%	4/22/26	EUR	6,000	7,183
	Credit Agricole SA	1.875%	12/20/26	EUR	10,100	12,790
	Credit Agricole SA	2.625%	3/17/27	EUR	20,100	25,793
	Credit Agricole SA	1.375%	5/3/27	EUR	1,200	1,519
	Credit Agricole SA	1.750%	3/5/29	EUR	12,000	15,344
	Credit Agricole SA	2.000%	3/25/29	EUR	4,600	5,729
	Credit Agricole SA	1.000%	7/3/29	EUR	27,000	33,882
[1]	Credit Agricole SA	1.625%	6/5/30	EUR	10,600	12,697
	Credit Agricole SA	0.875%	1/14/32	EUR	7,000	8,283
	Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	10,000	12,607
	Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	10,146
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,600	25,996
	Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	123
	Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	2,000	2,431
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	10,200	11,984
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	19,700	26,779
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	2,300	2,864
[1]	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	118
	Danone SA	2.250%	11/15/21	EUR	2,000	2,376
	Danone SA	0.424%	11/3/22	EUR	6,300	7,435
	Danone SA	2.600%	6/28/23	EUR	5,700	7,166
	Danone SA	1.250%	5/30/24	EUR	400	491
	Danone SA	0.709%	11/3/24	EUR	7,400	8,961
	Danone SA	1.125%	1/14/25	EUR	10,000	12,313
	Danone SA	0.571%	3/17/27	EUR	10,000	12,147
	Dassault Systemes SE	0.125%	9/16/26	EUR	5,000	5,905
	Dassault Systemes SE	0.375%	9/16/29	EUR	10,000	12,029
	Edenred	1.375%	3/10/25	EUR	600	735
	Engie Alliance GIE	5.750%	6/24/23	EUR	5,988	8,070
	Engie SA	0.500%	3/13/22	EUR	15,200	17,855
	Engie SA	2.625%	7/20/22	EUR	800	977
	Engie SA	3.000%	2/1/23	EUR	4,000	5,005
	Engie SA	0.875%	3/27/24	EUR	2,100	2,533
	Engie SA	0.875%	9/19/25	EUR	13,500	16,452
	Engie SA	2.375%	5/19/26	EUR	200	265
	Engie SA	0.375%	6/11/27	EUR	14,900	17,785
	Engie SA	1.750%	3/27/28	EUR	7,500	9,793
	Engie SA	1.375%	6/22/28	EUR	1,700	2,169
	Engie SA	7.000%	10/30/28	GBP	3,950	7,460
	Engie SA	2.125%	3/30/32	EUR	4,500	6,268
	Engie SA	2.000%	9/28/37	EUR	2,700	3,795
	Engie SA	1.375%	6/21/39	EUR	11,000	14,353
	Engie SA	1.250%	10/24/41	EUR	8,900	11,230
[1]	Engie SA	3.875%	6/2/49	EUR	3,700	4,656
[1]	Engie SA	1.375%	12/31/49	EUR	6,300	7,303
	Engie SA	5.000%	10/1/60	GBP	5,050	12,182
	Engie SA	5.950%	3/16/11	EUR	3,172	7,842
	EssilorLuxottica SA	0.000%	5/27/23	EUR	200	234

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	EssilorLuxottica SA	0.125%	5/27/25	EUR	10,000	11,800
	EssilorLuxottica SA	0.500%	6/5/28	EUR	20,000	24,025
	Eutelsat SA	2.000%	10/2/25	EUR	9,500	11,748
	Eutelsat SA	2.250%	7/13/27	EUR	1,000	1,239
	Gecina SA	1.500%	1/20/25	EUR	9,200	11,417
	Gecina SA	1.375%	6/30/27	EUR	100	127
	Gecina SA	1.375%	1/26/28	EUR	1,100	1,390
	Gecina SA	1.000%	1/30/29	EUR	2,300	2,847
	Gecina SA	1.625%	5/29/34	EUR	600	774
	GELF Bond Issuer I SA	1.125%	7/18/29	EUR	4,200	4,959
	Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,300	5,314
	Holding d’Infrastructures de Transport SAS	1.625%	11/27/27	EUR	2,400	2,885
	HSBC France SA	0.250%	5/17/24	EUR	3,000	3,524
	HSBC France SA	0.100%	9/3/27	EUR	10,100	11,711
	ICADE	1.875%	9/14/22	EUR	100	120
	ICADE	1.125%	11/17/25	EUR	10,700	12,981
	Imerys SA	0.875%	3/31/22	EUR	600	700
	Imerys SA	2.000%	12/10/24	EUR	600	724
	Imerys SA	1.500%	1/15/27	EUR	1,100	1,286
	Indigo Group SAS	1.625%	4/19/28	EUR	500	581
	JCDecaux SA	1.000%	6/1/23	EUR	10,000	11,875
	JCDecaux SA	2.625%	4/24/28	EUR	5,000	6,283
	Kering SA	1.250%	5/10/26	EUR	9,300	11,619
	Klepierre SA	1.000%	4/17/23	EUR	2,100	2,507
	Klepierre SA	1.875%	2/19/26	EUR	7,600	9,640
	Klepierre SA	1.375%	2/16/27	EUR	1,200	1,470
	Klepierre SA	0.625%	7/1/30	EUR	6,000	6,853
	Klepierre SA	1.250%	9/29/31	EUR	200	240
[1]	La Mondiale SAM	5.050%	12/31/49	EUR	6,800	8,757
	Legrand SA	3.375%	4/19/22	EUR	300	366
	Legrand SA	0.750%	7/6/24	EUR	200	241
	Legrand SA	1.000%	3/6/26	EUR	100	122
	Legrand SA	1.875%	12/16/27	EUR	100	130
	Legrand SA	1.875%	7/6/32	EUR	1,300	1,769
	Luxottica Group SPA	2.625%	2/10/24	EUR	9,200	11,698
	LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	750	881
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	9,000	11,746
	LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	12,122
	LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	10,000	11,769
	Mercialys SA	1.787%	3/31/23	EUR	5,100	5,938
	Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	237
	Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	131
	MMS USA Financing Inc.	0.625%	6/13/25	EUR	14,700	17,354
	MMS USA Investments Inc.	1.250%	6/13/28	EUR	200	241
	MMS USA Investments Inc.	1.750%	6/13/31	EUR	6,100	7,581
	Orange SA	0.500%	1/15/22	EUR	500	587
	Orange SA	3.375%	9/16/22	EUR	1,800	2,238
	Orange SA	2.500%	3/1/23	EUR	200	248
	Orange SA	0.750%	9/11/23	EUR	1,800	2,150
	Orange SA	3.125%	1/9/24	EUR	300	386
	Orange SA	1.125%	7/15/24	EUR	9,500	11,560
	Orange SA	1.000%	5/12/25	EUR	10,100	12,338
	Orange SA	1.000%	9/12/25	EUR	13,600	16,668
	Orange SA	5.250%	12/5/25	GBP	3,900	6,180

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Orange SA	0.000%	9/4/26	EUR	7,000	8,174
	Orange SA	0.875%	2/3/27	EUR	1,500	1,843
	Orange SA	1.250%	7/7/27	EUR	8,000	10,051
	Orange SA	1.375%	3/20/28	EUR	36,200	46,178
	Orange SA	8.125%	11/20/28	GBP	6,500	12,823
	Orange SA	2.000%	1/15/29	EUR	200	268
	Orange SA	1.375%	1/16/30	EUR	2,400	3,109
	Orange SA	1.875%	9/12/30	EUR	7,500	10,113
	Orange SA	3.250%	1/15/32	GBP	10,200	15,416
	Orange SA	1.625%	4/7/32	EUR	10,000	13,160
	Orange SA	0.500%	9/4/32	EUR	19,300	22,681
	Orange SA	8.125%	1/28/33	EUR	600	1,312
	Orange SA	5.625%	1/23/34	GBP	400	757
	Orange SA	1.375%	9/4/49	EUR	10,400	12,880
[1]	Orange SA	5.250%	12/31/49	EUR	12,050	15,717
[1]	Orange SA	5.750%	12/31/49	GBP	7,000	9,872
[1]	Orange SA	5.875%	12/31/49	GBP	7,600	10,346
	Orange SA	5.000%	10/1/66	EUR	7,500	10,306
	Pernod Ricard SA	0.000%	10/24/23	EUR	200	234
	Pernod Ricard SA	1.125%	4/7/25	EUR	700	858
	Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,776
	Pernod Ricard SA	1.750%	4/8/30	EUR	200	263
	Pernod Ricard SA	0.875%	10/24/31	EUR	13,000	15,886
	Peugeot SA	2.000%	3/20/25	EUR	3,700	4,502
	PSA Tresorerie GIE	6.000%	9/19/33	EUR	3,950	6,669
	Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,786
	Publicis Groupe SA	0.500%	11/3/23	EUR	400	474
	RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,299
	RCI Banque SA	0.750%	1/12/22	EUR	900	1,052
	RCI Banque SA	0.750%	9/26/22	EUR	10,300	12,049
	RCI Banque SA	1.875%	11/8/22	GBP	1,800	2,337
	RCI Banque SA	1.000%	5/17/23	EUR	6,400	7,481
	RCI Banque SA	1.375%	3/8/24	EUR	11,000	12,949
	RCI Banque SA	1.625%	4/11/25	EUR	9,400	11,173
	RCI Banque SA	1.750%	4/10/26	EUR	2,275	2,729
	RCI Banque SA	1.625%	5/26/26	EUR	1,300	1,550
	Sanef SA	0.950%	10/19/28	EUR	1,800	2,052
	Sanofi	0.000%	9/13/22	EUR	6,000	7,027
	Sanofi	0.500%	3/21/23	EUR	14,500	17,208
	Sanofi	2.500%	11/14/23	EUR	5,000	6,291
	Sanofi	1.000%	4/1/25	EUR	15,000	18,425
	Sanofi	1.750%	9/10/26	EUR	7,000	9,089
	Sanofi	0.500%	1/13/27	EUR	500	608
	Sanofi	1.125%	4/5/28	EUR	10,400	13,288
	Sanofi	0.875%	3/21/29	EUR	10,000	12,587
	Sanofi	1.500%	4/1/30	EUR	15,000	19,955
	Sanofi	1.875%	3/21/38	EUR	7,200	10,655
	Schneider Electric SE	1.500%	9/8/23	EUR	400	487
	Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,187
	Schneider Electric SE	0.875%	3/11/25	EUR	3,200	3,906
	Schneider Electric SE	1.500%	1/15/28	EUR	11,000	14,227
	Schneider Electric SE	0.250%	3/11/29	EUR	15,000	17,747
[1]	SCOR SE	3.000%	6/8/46	EUR	2,000	2,570
[1]	SCOR SE	3.625%	5/27/48	EUR	2,500	3,389

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	SCOR SE	1.375%	9/17/51	EUR	4,500	5,146
	Societe Generale SA	0.250%	1/18/22	EUR	19,000	22,281
	Societe Generale SA	1.000%	4/1/22	EUR	10,000	11,808
	Societe Generale SA	0.448%	5/26/22	JPY	900,000	8,572
	Societe Generale SA	0.000%	5/27/22	EUR	2,000	2,339
	Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,128
	Societe Generale SA	0.750%	5/26/23	EUR	5,000	5,960
	Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,571
	Societe Generale SA	1.250%	2/15/24	EUR	30,000	35,909
	Societe Generale SA	2.625%	2/27/25	EUR	100	125
	Societe Generale SA	0.875%	7/1/26	EUR	11,000	12,965
	Societe Generale SA	0.750%	1/25/27	EUR	6,000	6,988
	Societe Generale SA	0.847%	5/26/27	JPY	2,000,000	18,794
	Societe Generale SA	2.125%	9/27/28	EUR	11,000	14,051
	Societe Generale SA	1.250%	6/12/30	EUR	8,200	9,681
	Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	2,025
	Societe Generale SFH SA	0.250%	9/11/23	EUR	1,100	1,310
	Societe Generale SFH SA	0.500%	1/30/25	EUR	9,000	10,931
	Societe Generale SFH SA	0.500%	1/28/26	EUR	11,200	13,713
	Societe Generale SFH SA	0.010%	2/11/30	EUR	3,700	4,429
	Sodexo SA	2.500%	6/24/26	EUR	600	795
	Sodexo SA	1.750%	6/26/28	GBP	8,000	10,537
[1]	Sogecap SA	4.125%	12/31/49	EUR	100	125
	Suez	4.125%	6/24/22	EUR	400	500
	Suez	2.750%	10/9/23	EUR	3,000	3,784
	Suez	5.500%	7/22/24	EUR	4,750	6,687
	Suez	1.000%	4/3/25	EUR	10,200	12,364
	Suez	1.750%	9/10/25	EUR	500	629
	Suez	1.250%	4/2/27	EUR	20,000	24,836
	Suez	1.500%	4/3/29	EUR	9,700	12,390
	Suez	1.625%	9/17/30	EUR	600	780
	Suez	5.375%	12/2/30	GBP	1,100	1,951
	TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	25,544
	TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	984
	Terega SA	4.339%	7/7/21	EUR	2,000	2,398
	Terega SA	2.200%	8/5/25	EUR	100	127
	Terega SA	0.875%	9/17/30	EUR	5,000	5,913
	Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	15,438
	Total Capital Canada Ltd.	2.125%	9/18/29	EUR	10,400	14,267
	Total Capital International SA	2.125%	11/19/21	EUR	3,900	4,657
	Total Capital International SA	4.250%	11/26/21	AUD	3,898	2,840
	Total Capital International SA	2.250%	6/9/22	GBP	2,782	3,713
	Total Capital International SA	2.125%	3/15/23	EUR	4,000	4,923
	Total Capital International SA	0.625%	10/4/24	EUR	11,800	14,238
	Total Capital International SA	1.375%	3/19/25	EUR	13,600	16,966
	Total Capital International SA	1.750%	7/7/25	GBP	9,263	12,633
	Total Capital International SA	2.875%	11/19/25	EUR	7,900	10,628
	Total Capital International SA	2.500%	3/25/26	EUR	4,400	5,878
	Total Capital International SA	1.491%	4/8/27	EUR	10,000	12,728
	Total Capital International SA	0.696%	5/31/28	EUR	22,400	27,351
	Total Capital International SA	1.491%	9/4/30	EUR	1,000	1,314
	Total Capital International SA	1.994%	4/8/32	EUR	10,400	14,240
	Total Capital International SA	1.618%	5/18/40	EUR	10,000	13,058
[1]	Total SA	2.625%	12/29/49	EUR	18,750	22,439

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	Total SA	1.750%	12/31/49	EUR	8,100	9,399
[1]	Total SA	2.708%	12/31/49	EUR	13,600	16,297
[1]	Total SA	3.369%	12/31/49	EUR	7,200	9,035
[1]	Total SA	3.875%	12/31/49	EUR	8,500	10,292
	UMG Groupe VYV	1.625%	7/2/29	EUR	4,000	4,823
	Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,359
	Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	11,988
	Unibail-Rodamco SE	1.125%	9/15/25	EUR	11,400	13,588
	Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	708
	Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	638
	Unibail-Rodamco SE	1.000%	2/27/27	EUR	3,500	4,135
	Unibail-Rodamco SE	1.500%	5/29/29	EUR	300	361
	Unibail-Rodamco SE	1.375%	4/15/30	EUR	7,500	8,906
	Unibail-Rodamco SE	1.875%	1/15/31	EUR	15,000	18,307
	Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,300	1,586
	Unibail-Rodamco SE	2.250%	5/14/38	EUR	1,000	1,258
[1]	Unibail-Rodamco SE	2.125%	12/31/49	EUR	8,000	8,087
[1]	Unibail-Rodamco SE	2.875%	12/31/49	EUR	1,000	965
	Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	2,500	2,722
	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	7,300	8,103
	Veolia Environnement SA	0.672%	3/30/22	EUR	400	471
	Veolia Environnement SA	5.125%	5/24/22	EUR	100	126
	Veolia Environnement SA	0.892%	1/14/24	EUR	12,800	15,335
	Veolia Environnement SA	1.590%	1/10/28	EUR	6,100	7,805
	Veolia Environnement SA	0.927%	1/4/29	EUR	5,000	6,119
	Veolia Environnement SA	6.125%	11/25/33	EUR	4,380	8,590
	Vinci SA	1.000%	9/26/25	EUR	5,000	6,174
	Vinci SA	2.250%	3/15/27	GBP	1,000	1,398
	Vinci SA	1.625%	1/18/29	EUR	3,500	4,595
	Vinci SA	1.750%	9/26/30	EUR	6,800	9,162
	Vinci SA	2.750%	9/15/34	GBP	1,000	1,489
	Vivendi SA	1.875%	5/26/26	EUR	400	512
	Vivendi SA	1.125%	12/11/28	EUR	10,000	12,417
						3,690,441
Sovereign Bonds (9.1%)
	Aeroports de Paris	1.500%	7/24/23	EUR	5,000	6,062
	Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,588
	Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,940
	Aeroports de Paris	2.125%	10/2/26	EUR	15,000	19,249
	Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,359
	Aeroports de Paris	1.125%	6/18/34	EUR	3,000	3,439
	Aeroports de Paris	2.125%	10/11/38	EUR	7,400	9,519
	Agence Francaise de Developpement EPIC	0.125%	4/30/22	EUR	28,000	32,926
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	8,000	9,491
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	42,400	50,835
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	20,500	25,568
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	10,000	13,089
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	10,000	12,172
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	12,100	14,610
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	3,600	5,289
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	5,000	6,369
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	38,400	46,431
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	28,600	35,361
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	15,000	20,244

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	10,000	12,289
	Agence France Locale	0.500%	6/20/24	EUR	9,800	11,802
	Agence France Locale	0.125%	6/20/26	EUR	17,000	20,306
	Agence France Locale	1.125%	6/20/28	EUR	9,000	11,564
	Bpifrance Financement SA	0.100%	2/19/21	EUR	4,900	5,716
	Bpifrance Financement SA	0.250%	2/14/23	EUR	20,000	23,666
	Bpifrance Financement SA	0.125%	11/25/23	EUR	2,600	3,086
	Bpifrance Financement SA	2.500%	5/25/24	EUR	10,000	12,883
	Bpifrance Financement SA	0.750%	11/25/24	EUR	16,100	19,648
	Bpifrance Financement SA	0.125%	3/25/25	EUR	32,200	38,405
	Bpifrance Financement SA	0.500%	5/25/25	EUR	5,500	6,672
	Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	37,793
	Bpifrance Financement SA	0.050%	9/26/29	EUR	10,000	11,874
	Bpifrance Financement SA	1.875%	5/25/30	EUR	10,000	13,899
[6]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	10,000	11,875
	Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,706
	Caisse d’Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	110,000	129,901
	Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,505
	Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	89,000	106,458
	Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	70,000	87,957
	Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	10,000	14,367
	Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	16,400	22,384
[7]	Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,369
[7]	Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	19,494
	Dexia Credit Local SA	1.125%	6/15/22	GBP	2,300	3,022
	Dexia Credit Local SA	1.375%	12/7/22	GBP	6,000	7,953
	Dexia Credit Local SA	0.750%	1/25/23	EUR	32,500	38,898
[7]	Dexia Credit Local SA	0.625%	2/3/24	EUR	62,000	74,768
[7]	Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	21,368
	Dexia Credit Local SA	0.500%	1/17/25	EUR	25,000	30,187
[7]	Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,172
	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,500	5,494
[7]	Dexia Credit Local SA	1.000%	10/18/27	EUR	200	253
	Electricite de France SA	3.875%	1/18/22	EUR	3,100	3,788
	Electricite de France SA	2.750%	3/10/23	EUR	20,300	25,259
	Electricite de France SA	4.625%	9/11/24	EUR	10,000	13,786
	Electricite de France SA	4.000%	11/12/25	EUR	2,150	3,017
	Electricite de France SA	1.000%	10/13/26	EUR	16,300	20,114
	Electricite de France SA	4.125%	3/25/27	EUR	9,200	13,432
	Electricite de France SA	4.625%	4/26/30	EUR	200	325
	Electricite de France SA	2.000%	10/2/30	EUR	2,000	2,675
	Electricite de France SA	5.875%	7/18/31	GBP	2,100	3,833
	Electricite de France SA	5.625%	2/21/33	EUR	8,805	16,437
	Electricite de France SA	6.125%	6/2/34	GBP	17,000	32,804
	Electricite de France SA	1.875%	10/13/36	EUR	9,700	12,836
	Electricite de France SA	4.500%	11/12/40	EUR	3,900	7,179
	Electricite de France SA	5.500%	10/17/41	GBP	15,700	30,120

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	Electricite de France SA	5.000%	1/22/49	EUR	6,000	7,607
[1]	Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,340
[1]	Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,506
	Electricite de France SA	2.000%	12/9/49	EUR	19,400	24,656
[1]	Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,328
	Electricite de France SA	6.000%	1/23/14	GBP	7,400	15,633
	French Republic	0.000%	2/25/22	EUR	598,000	703,161
	French Republic	3.000%	4/25/22	EUR	110,420	135,719
	French Republic	8.250%	4/25/22	EUR	14,000	18,466
	French Republic	0.000%	5/25/22	EUR	161,500	190,225
	French Republic	2.250%	10/25/22	EUR	211,840	261,511
	French Republic	0.000%	2/25/23	EUR	81,668	96,720
	French Republic	8.500%	4/25/23	EUR	400	574
[8]	French Republic	1.750%	5/25/23	EUR	541,185	671,142
	French Republic	4.250%	10/25/23	EUR	110,770	148,466
	French Republic	0.000%	3/25/24	EUR	500,000	597,155
	French Republic	1.750%	11/25/24	EUR	153,840	197,394
	French Republic	0.000%	3/25/25	EUR	495,000	594,429
	French Republic	0.500%	5/25/25	EUR	142,940	175,710
	French Republic	1.000%	11/25/25	EUR	185,000	234,058
	French Republic	0.000%	2/25/26	EUR	100,000	120,457
	French Republic	3.500%	4/25/26	EUR	112,000	160,758
	French Republic	0.500%	5/25/26	EUR	348,000	431,539
	French Republic	0.250%	11/25/26	EUR	200,000	245,364
	French Republic	1.000%	5/25/27	EUR	484,207	623,905
	French Republic	0.750%	5/25/28	EUR	423,000	540,878
	French Republic	0.750%	11/25/28	EUR	290,088	372,471
	French Republic	5.500%	4/25/29	EUR	66,700	118,027
	French Republic	0.000%	11/25/29	EUR	320,786	387,997
	French Republic	2.500%	5/25/30	EUR	71,650	107,092
	French Republic	0.000%	11/25/30	EUR	506,000	609,836
[8]	French Republic	1.500%	5/25/31	EUR	241,333	336,502
	French Republic	5.750%	10/25/32	EUR	109,810	222,309
	French Republic	1.250%	5/25/34	EUR	414,967	577,777
	French Republic	4.750%	4/25/35	EUR	61,979	124,417
[2]	French Republic	1.250%	5/25/36	EUR	158,200	222,882
	French Republic	4.000%	10/25/38	EUR	157,820	317,855
[2]	French Republic	1.750%	6/25/39	EUR	75,050	115,888
[8]	French Republic	4.500%	4/25/41	EUR	257,015	569,872
	French Republic	3.250%	5/25/45	EUR	178,685	361,170
[2]	French Republic	2.000%	5/25/48	EUR	46,710	79,785
[2]	French Republic	1.500%	5/25/50	EUR	259,531	404,862
[2]	French Republic	0.750%	5/25/52	EUR	70,643	92,174
[2]	French Republic	4.000%	4/25/55	EUR	73,690	187,390
	French Republic	4.000%	4/25/60	EUR	97,250	262,627
[2]	French Republic	1.750%	5/25/66	EUR	91,102	164,404
[2]	French Republic Government Bond OAT	0.500%	5/25/40	EUR	100,579	126,614
	La Banque Postale SA	1.000%	10/16/24	EUR	5,000	6,004
[1]	La Banque Postale SA	2.750%	11/19/27	EUR	4,000	4,863
	La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,686
	La Banque Postale SA	2.000%	7/13/28	EUR	9,500	12,360
	La Banque Postale SA	1.375%	4/24/29	EUR	10,000	12,510
	La Poste SA	2.750%	11/26/24	EUR	4,200	5,441
	La Poste SA	1.125%	6/4/25	EUR	10,000	12,262

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	La Poste SA	0.625%	10/21/26	EUR	9,700	11,736
	La Poste SA	0.375%	9/17/27	EUR	19,800	23,617
	La Poste SA	1.450%	11/30/28	EUR	2,100	2,717
	La Poste SA	1.375%	4/21/32	EUR	45,000	57,833
	La Poste SA	1.000%	9/17/34	EUR	5,000	6,172
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	3,000	3,757
	Region of Ile de France	2.250%	6/10/23	EUR	900	1,124
	Region of Ile de France	3.625%	3/27/24	EUR	13,300	17,665
	Region of Ile de France	0.500%	6/14/25	EUR	15,000	18,245
	Region of Ile de France	0.625%	4/23/27	EUR	5,000	6,190
	Region of Ile de France	1.375%	3/14/29	EUR	100	132
	Region of Ile de France	1.375%	6/20/33	EUR	6,000	8,183
	RTE Reseau de Transport d’Electricite SADIR	1.625%	11/27/25	EUR	12,900	16,331
	RTE Reseau de Transport d’Electricite SADIR	0.000%	9/9/27	EUR	15,000	17,522
	RTE Reseau de Transport d’Electricite SADIR	2.750%	6/20/29	EUR	2,400	3,448
	RTE Reseau de Transport d’Electricite SADIR	1.500%	9/27/30	EUR	5,000	6,609
	RTE Reseau de Transport d’Electricite SADIR	2.000%	4/18/36	EUR	500	720
	RTE Reseau de Transport d’Electricite SADIR	1.875%	10/23/37	EUR	6,000	8,570
	RTE Reseau de Transport d’Electricite SADIR	2.125%	9/27/38	EUR	15,000	22,345
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	14,350
	SNCF Mobilites	1.500%	2/2/29	EUR	14,000	18,325
	SNCF Reseau	5.500%	12/1/21	GBP	7,000	9,578
	SNCF Reseau	4.375%	6/2/22	EUR	15,000	18,811
[6]	SNCF Reseau	2.625%	12/29/25	EUR	4,800	6,461
	SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,226
	SNCF Reseau	3.125%	10/25/28	EUR	7,000	10,340
	SNCF Reseau	5.250%	12/7/28	GBP	17,000	29,653
	SNCF Reseau	0.875%	1/22/29	EUR	6,000	7,588
	SNCF Reseau	1.125%	5/25/30	EUR	28,100	36,465
	SNCF Reseau	1.000%	11/9/31	EUR	15,000	19,399
	SNCF Reseau	5.000%	10/10/33	EUR	15,400	29,199
	SNCF Reseau	5.250%	1/31/35	GBP	1,400	2,740
	SNCF Reseau	0.750%	5/25/36	EUR	37,100	46,884
	SNCF Reseau	1.500%	5/29/37	EUR	18,000	25,210
	SNCF Reseau	2.250%	12/20/47	EUR	12,500	20,402
	SNCF Reseau	2.000%	2/5/48	EUR	5,000	7,729
	SNCF Reseau	5.000%	3/11/52	GBP	5,025	11,853
	SNCF Reseau	4.830%	3/25/60	GBP	1,400	3,461
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	10,400	13,489
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,600	31,486
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	35,000	53,979
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	18,300	24,357
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	5,700	7,562
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	700	970
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	8,069	13,349
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	1,900	2,372
[6]	UNEDIC ASSEO	0.000%	11/25/20	EUR	9,000	10,483

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[6]	UNEDIC ASSEO	0.300%	11/4/21	EUR	5,000	5,867
	UNEDIC ASSEO	0.125%	5/25/22	EUR	10,000	11,756
[6]	UNEDIC ASSEO	0.875%	10/25/22	EUR	22,200	26,561
[6]	UNEDIC ASSEO	2.250%	4/5/23	EUR	7,000	8,700
	UNEDIC ASSEO	2.375%	5/25/24	EUR	3,000	3,855
	UNEDIC ASSEO	0.125%	11/25/24	EUR	55,000	65,487
[6]	UNEDIC ASSEO	0.625%	2/17/25	EUR	25,000	30,518
[6]	UNEDIC ASSEO	0.625%	3/3/26	EUR	14,300	17,600
[6]	UNEDIC ASSEO	1.250%	10/21/27	EUR	21,500	27,887
[6]	UNEDIC ASSEO	0.500%	3/20/29	EUR	24,000	29,759
[6]	UNEDIC ASSEO	1.500%	4/20/32	EUR	1,200	1,658
[6]	UNEDIC ASSEO	1.250%	5/25/33	EUR	2,000	2,717
						14,303,660
Total France (Cost $17,275,801)						19,010,668
Germany (10.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
	Aareal Bank AG	0.125%	2/1/24	EUR	5,000	5,945
	Bayerische Landesbank	1.250%	12/20/21	GBP	2,700	3,535
	Bayerische Landesbank	2.000%	7/11/22	EUR	700	850
	Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,932
	Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,134
	Bayerische Landesbank	0.500%	3/19/25	EUR	10,000	12,163
	Berlin Hyp AG	0.000%	11/29/21	EUR	1,000	1,171
	Berlin Hyp AG	0.125%	10/23/23	EUR	25,500	30,287
	Berlin Hyp AG	0.375%	5/3/24	EUR	7,810	9,384
	Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,703
	Commerzbank AG	0.625%	3/13/25	EUR	9,200	11,238
	Commerzbank AG	0.625%	5/28/25	EUR	9,000	11,015
	Commerzbank AG	0.875%	9/8/25	EUR	10,100	12,539
	Commerzbank AG	0.500%	6/9/26	EUR	15,000	18,404
	Commerzbank AG	0.625%	8/24/27	EUR	1,100	1,371
	Commerzbank AG	0.010%	3/11/30	EUR	9,000	10,756
	Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	11,105
	Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	6,086
	Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,878
	Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	119
	Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	123
	Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,500	1,883
	Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,600	1,973
	Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	11,986
	Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,406
	Deutsche Pfandbriefbank AG	0.050%	9/5/22	EUR	6,800	8,001
	Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	18,900	23,520
	Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	8,578
	Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	10,000	13,811
	Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,782
	DZ HYP AG	0.125%	9/30/22	EUR	13,000	15,336
	DZ HYP AG	0.625%	6/5/24	EUR	100	121
	DZ HYP AG	0.375%	3/31/26	EUR	6,200	7,550
	DZ HYP AG	0.500%	9/30/26	EUR	10,000	12,298
	DZ HYP AG	0.050%	6/29/29	EUR	10,000	12,018
	DZ HYP AG	0.875%	4/17/34	EUR	10,000	13,167
[9]	German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	3,699

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Hamburg Commercial Bank AG	0.750%	6/22/22	EUR	400	475
	Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	10,808	12,854
	ING-DiBa AG	0.250%	10/9/23	EUR	5,000	5,960
	ING-DiBa AG	0.250%	11/16/26	EUR	5,000	6,068
	ING-DiBa AG	0.125%	5/23/27	EUR	5,000	6,030
	ING-DiBa AG	1.000%	5/23/39	EUR	19,100	26,410
	Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	5,000	5,874
	Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,384
	Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	10,000	12,019
	Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	10,000	12,092
	Landesbank Hessen-Thueringen Girozentrale	0.000%	1/12/22	EUR	27,600	32,340
	Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	22,500	26,569
	Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	15,000	17,797
	Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	992
	Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	10,000	11,985
	Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	500	611
	Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,207
	Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	12,750	18,161
	Norddeutsche Landesbank Girozentrale	0.375%	10/9/24	EUR	1,100	1,324
	Norddeutsche Landesbank Girozentrale	0.250%	10/28/26	EUR	10,000	12,091
	UniCredit Bank AG	1.875%	9/12/22	EUR	500	608
	UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,427
	UniCredit Bank AG	0.625%	2/12/25	EUR	100	122
	UniCredit Bank AG	0.500%	5/4/26	EUR	500	612
	UniCredit Bank AG	0.875%	1/11/29	EUR	12,700	16,248
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	2.500%	3/29/22	EUR	10,400	12,631
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,423
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.750%	2/2/26	EUR	10,000	12,402
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.500%	4/1/27	EUR	5,000	6,169
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.625%	8/30/27	EUR	10,000	12,468
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.875%	1/18/30	EUR	12,200	15,744
						617,964
Corporate Bonds (1.7%)
	Aareal Bank AG	0.375%	7/15/25	EUR	2,200	2,666
	Allianz Finance II BV	3.500%	2/14/22	EUR	7,500	9,165
	Allianz Finance II BV	0.875%	1/15/26	EUR	2,000	2,463
	Allianz Finance II BV	3.000%	3/13/28	EUR	2,800	4,026
	Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	16,410
[1]	Allianz SE	5.625%	10/17/42	EUR	7,100	9,113
[1]	Allianz SE	2.241%	7/7/45	EUR	6,800	8,373
[1]	Allianz SE	3.375%	9/29/49	EUR	8,600	10,803
[1]	Allianz SE	4.750%	10/29/49	EUR	5,500	7,066

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	Allianz SE	2.121%	7/8/50	EUR	4,000	4,929
	alstria office REIT-AG	2.125%	4/12/23	EUR	200	241
	alstria office REIT-AG	1.500%	11/15/27	EUR	10,000	11,986
	Aroundtown SA	1.000%	1/7/25	EUR	500	593
	Aroundtown SA	0.625%	7/9/25	EUR	2,000	2,325
	Aroundtown SA	4.625%	9/18/25	CAD	1,285	1,011
	Aroundtown SA	1.875%	1/19/26	EUR	20,100	24,734
	Aroundtown SA	2.000%	11/2/26	EUR	6,800	8,438
	Aroundtown SA	3.250%	7/18/27	GBP	6,100	8,454
	Aroundtown SA	1.625%	1/31/28	EUR	4,300	5,193
	Aroundtown SA	1.450%	7/9/28	EUR	15,000	17,879
	Aroundtown SA	3.000%	10/16/29	GBP	8,900	11,988
[1]	Aroundtown SA	2.125%	12/31/49	EUR	4,000	4,358
	BASF SE	1.375%	6/21/22	GBP	100	132
	BASF SE	2.000%	12/5/22	EUR	10,000	12,193
	BASF SE	0.875%	10/6/23	GBP	500	656
	BASF SE	1.750%	3/11/25	GBP	800	1,088
	BASF SE	0.875%	11/15/27	EUR	100	125
	BASF SE	1.500%	5/22/30	EUR	8,000	10,594
	BASF SE	0.875%	10/6/31	EUR	600	755
	BASF SE	1.450%	12/13/32	EUR	16,500	21,721
	Bayer AG	1.875%	1/25/21	EUR	3,000	3,511
	Bayer AG	0.750%	1/6/27	EUR	13,000	15,432
	Bayer AG	1.375%	7/6/32	EUR	10,000	12,095
[1]	Bayer AG	3.750%	7/1/74	EUR	6,054	7,241
[1]	Bayer AG	2.375%	11/12/79	EUR	13,000	14,700
	Bayer Capital Corp. BV	0.625%	12/15/22	EUR	15,000	17,754
	Bayer Capital Corp. BV	1.500%	6/26/26	EUR	500	620
	Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,200	13,304
	Bayerische Landesbank	0.625%	7/19/27	EUR	2,000	2,492
	Berlin Hyp AG	0.125%	1/5/24	EUR	5,000	5,945
	Berlin Hyp AG	1.250%	1/22/25	EUR	400	485
	Berlin Hyp AG	0.625%	10/22/25	EUR	500	615
	Berlin Hyp AG	1.125%	10/25/27	EUR	100	122
	Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,500	1,836
	Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	5,900	7,391
	Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	8,000	10,438
	BMW Finance NV	0.125%	11/29/21	EUR	4,100	4,798
	BMW Finance NV	0.250%	1/14/22	EUR	2,920	3,421
	BMW Finance NV	1.000%	2/15/22	EUR	2,200	2,603
	BMW Finance NV	0.125%	7/13/22	EUR	15,000	17,578
	BMW Finance NV	0.875%	8/16/22	GBP	2,400	3,130
	BMW Finance NV	1.250%	9/5/22	EUR	1,200	1,437
	BMW Finance NV	2.375%	1/24/23	EUR	400	493
	BMW Finance NV	0.375%	7/10/23	EUR	10,500	12,417
	BMW Finance NV	0.625%	10/6/23	EUR	11,200	13,348
	BMW Finance NV	0.750%	4/15/24	EUR	900	1,082
	BMW Finance NV	1.000%	11/14/24	EUR	11,780	14,344
	BMW Finance NV	0.875%	4/3/25	EUR	9,200	11,207
	BMW Finance NV	1.000%	8/29/25	EUR	7,980	9,807
	BMW Finance NV	0.375%	1/14/27	EUR	15,000	17,879
	BMW Finance NV	1.500%	2/6/29	EUR	18,764	24,173
	BMW International Investment BV	1.000%	11/17/21	GBP	2,600	3,390
	BMW International Investment BV	1.750%	4/19/22	GBP	2,500	3,298

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BMW International Investment BV	1.875%	9/11/23	GBP	300	403
BMW US Capital LLC	0.625%	4/20/22	EUR	16,910	19,954
Brenntag Finance BV	1.125%	9/27/25	EUR	3,600	4,381
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,980
Commerzbank AG	0.500%	9/13/23	EUR	1,000	1,177
Commerzbank AG	0.050%	7/11/24	EUR	5,000	5,944
Commerzbank AG	0.625%	8/28/24	EUR	10,000	11,905
Commerzbank AG	1.000%	3/4/26	EUR	15,100	18,251
Commerzbank AG	0.500%	12/4/26	EUR	15,000	17,637
Commerzbank AG	0.125%	12/15/26	EUR	11,800	14,206
Commerzbank AG	1.500%	8/28/28	EUR	45	57
Commerzbank AG	1.250%	1/9/34	EUR	7,000	9,592
Covestro AG	1.750%	9/25/24	EUR	10,000	12,242
Daimler AG	1.500%	1/13/22	GBP	2,500	3,270
Daimler AG	2.250%	1/24/22	EUR	1,750	2,101
Daimler AG	2.375%	9/12/22	EUR	7,000	8,547
Daimler AG	0.000%	2/8/24	EUR	800	928
Daimler AG	2.000%	8/22/26	EUR	5,000	6,392
Daimler AG	0.375%	11/8/26	EUR	15,000	17,521
Daimler AG	0.750%	2/8/30	EUR	9,000	10,609
Daimler AG	2.000%	2/27/31	EUR	6,800	8,913
Daimler AG	1.125%	11/6/31	EUR	10,000	12,059
Daimler AG	1.125%	8/8/34	EUR	9,000	10,850
Daimler Canada Finance Inc.	3.050%	5/16/22	CAD	8,990	6,960
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	3,600	2,840
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	2,700	2,022
Daimler International Finance BV	0.250%	5/11/22	EUR	800	939
Daimler International Finance BV	2.125%	6/7/22	GBP	100	132
Daimler International Finance BV	0.625%	2/27/23	EUR	10,876	12,882
Daimler International Finance BV	2.000%	9/4/23	GBP	500	668
Daimler International Finance BV	0.875%	4/9/24	EUR	2,950	3,525
Daimler International Finance BV	1.000%	11/11/25	EUR	21,000	25,434
Daimler International Finance BV	1.375%	6/26/26	EUR	17,400	21,525
Daimler International Finance BV	0.625%	5/6/27	EUR	15,000	17,726
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	880
Deutsche Bank AG	1.500%	1/20/22	EUR	3,400	4,009
Deutsche Bank AG	1.875%	2/14/22	EUR	13,300	15,766
Deutsche Bank AG	2.375%	1/11/23	EUR	11,800	14,271
Deutsche Bank AG	1.125%	8/30/23	EUR	25,329	30,441
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	12,313
Deutsche Bank AG	3.875%	2/12/24	GBP	100	138
Deutsche Bank AG	2.625%	12/16/24	GBP	1,000	1,328
Deutsche Bank AG	2.625%	2/12/26	EUR	8,000	9,923
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	5,025
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	613
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	5,231
Deutsche Boerse AG	1.125%	3/26/28	EUR	10,000	12,678
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	17,781
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	3,500	4,185
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	20,000	23,825
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,546
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,628
Deutsche Post AG	1.625%	12/5/28	EUR	8,000	10,425
Deutsche Telekom AG	0.500%	7/5/27	EUR	19,000	22,897

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Deutsche Telekom AG	1.375%	7/5/34	EUR	3,000	3,817
	Deutsche Telekom AG	2.250%	3/29/39	EUR	4,250	6,096
	Deutsche Telekom AG	1.750%	12/9/49	EUR	5,000	6,535
	Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	10,400	14,625
	Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	2,000	2,507
	Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	20,100	23,853
	Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	12,000	14,277
	Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	4,396	5,728
	Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	9,250	13,231
	Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	15,000	20,953
	Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	22,065	27,692
	Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	100	124
	Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	200	254
	Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	142
	Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	5,235	6,719
	Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	900	1,841
	Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,700	11,801
	Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	900	1,896
	Deutsche Wohnen SE	1.000%	4/30/25	EUR	10,000	12,157
	DVB Bank SE	1.000%	4/25/22	EUR	6,500	7,624
	DVB Bank SE	1.250%	6/16/23	EUR	19,300	22,894
	DZ HYP AG	0.500%	11/13/25	EUR	16,000	19,564
	DZ HYP AG	0.750%	6/30/27	EUR	1,200	1,506
	DZ HYP AG	0.875%	1/30/29	EUR	10,000	12,818
	E.ON International Finance BV	6.375%	6/7/32	GBP	6,300	12,193
	E.ON International Finance BV	5.875%	10/30/37	GBP	11,450	23,142
	E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,237
	E.ON SE	0.375%	4/20/23	EUR	4,250	5,017
	E.ON SE	0.875%	5/22/24	EUR	500	603
	E.ON SE	0.250%	10/24/26	EUR	15,000	17,802
	E.ON SE	0.375%	9/29/27	EUR	5,000	5,962
	E.ON SE	0.750%	2/20/28	EUR	9,825	11,978
	E.ON SE	1.625%	5/22/29	EUR	8,100	10,548
	E.ON SE	0.350%	2/28/30	EUR	5,000	5,880
	E.ON SE	0.625%	11/7/31	EUR	17,300	20,667
	Eurogrid GmbH	1.625%	11/3/23	EUR	1,900	2,325
	Eurogrid GmbH	1.875%	6/10/25	EUR	19,800	25,106
	Eurogrid GmbH	1.500%	4/18/28	EUR	1,100	1,415
	Evonik Industries AG	0.625%	9/18/25	EUR	5,100	6,118
	Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	10,438	12,680
	Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	7,200	8,462
	Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	400	497
	Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	10,000	12,453
	Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	3,000	3,521
	Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	9,000	11,812
	Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	10,000	12,595
	Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	11,500	13,685
	Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	12,000	16,528
	Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	1,572	2,286
	Grand City Properties SA	1.500%	4/17/25	EUR	5,000	6,138
	Grand City Properties SA	1.375%	8/3/26	EUR	18,100	22,166
	Grand City Properties SA	1.500%	2/22/27	EUR	2,100	2,589
[1]	Grand City Properties SA	2.500%	12/31/49	EUR	1,000	1,170
	Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	16,100	19,179

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	6,100	7,925
[1]	Hannover Rueck SE	3.375%	12/31/49	EUR	100	128
	HeidelbergCement AG	2.250%	3/30/23	EUR	8,000	9,764
	HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	13,353
	HeidelbergCement AG	1.500%	2/7/25	EUR	14,000	17,138
	HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	7,700	9,549
	HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	496
	HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	10,000	12,116
	HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	11,200	14,073
	Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	800	959
	Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	18,001
	innogy Finance BV	5.500%	7/6/22	GBP	1,100	1,540
	innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,084
	innogy Finance BV	1.000%	4/13/25	EUR	5,000	6,099
	Innogy Finance BV	1.625%	5/30/26	EUR	12,800	16,251
	innogy Finance BV	1.500%	7/31/29	EUR	39,680	51,106
	innogy Finance BV	6.250%	6/3/30	GBP	21,400	39,209
	innogy Finance BV	4.750%	1/31/34	GBP	5,400	9,390
	innogy Finance BV	6.125%	7/6/39	GBP	3,000	6,359
	LANXESS AG	2.625%	11/21/22	EUR	300	369
	LANXESS AG	1.125%	5/16/25	EUR	9,500	11,671
	LEG Immobilien AG	1.250%	1/23/24	EUR	800	965
	LEG Immobilien AG	0.875%	11/28/27	EUR	4,900	5,968
	Merck Financial Services GmbH	0.005%	12/15/23	EUR	20,000	23,428
	Merck Financial Services GmbH	0.875%	7/5/31	EUR	600	744
[1]	Merck KGaA	3.375%	12/12/74	EUR	300	378
[1]	Merck KGaA	1.625%	9/9/80	EUR	11,000	12,723
	Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	613
	Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	1,200	1,487
	Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	13,000	16,171
	Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	15,000	18,735
	Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	9,300	12,832
[1]	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.250%	5/26/42	EUR	11,800	14,955
[1]	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	5,700	7,997
[1]	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	4,300	5,748
	O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	6,700	8,307
	Roadster Finance DAC	2.375%	12/8/27	EUR	400	462
	Robert Bosch GmbH	1.750%	7/8/24	EUR	200	251
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	942
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,396
	Santander Consumer Bank AG	0.750%	10/17/22	EUR	18,700	22,076
	Santander Consumer Bank AG	0.250%	10/15/24	EUR	2,000	2,337
	SAP SE	1.125%	2/20/23	EUR	2,650	3,175
	SAP SE	0.750%	12/10/24	EUR	1,100	1,330
	SAP SE	1.250%	3/10/28	EUR	5,800	7,384
	SAP SE	0.375%	5/18/29	EUR	500	598
	SAP SE	1.625%	3/10/31	EUR	17,200	22,998
	Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	13,950	16,383
	Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,437
	Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	712

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	10,000	11,831
	Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	300	395
	Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	15,849	20,680
	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	5,000	6,095
	Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	7,000	8,370
	Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	9,198	12,977
	Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,100	5,844
	Talanx AG	2.500%	7/23/26	EUR	2,000	2,678
[1]	Talanx AG	2.250%	12/5/47	EUR	10,200	12,378
[1]	Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	4,000	5,224
	TLG Immobilien AG	1.500%	5/28/26	EUR	9,800	11,832
	UniCredit Bank AG	0.125%	10/26/23	EUR	2,000	2,374
	UniCredit Bank AG	0.625%	11/20/25	EUR	6,700	8,229
	UniCredit Bank AG	0.250%	1/15/32	EUR	19,500	23,789
	UniCredit Bank AG	0.850%	5/22/34	EUR	15,100	19,810
	Vier Gas Transport GmbH	3.125%	7/10/23	EUR	8,100	10,307
	Vier Gas Transport GmbH	2.875%	6/12/25	EUR	11,500	15,322
	Volkswagen Bank GmbH	1.250%	8/1/22	EUR	7,300	8,697
	Volkswagen Bank GmbH	0.750%	6/15/23	EUR	11,400	13,467
	Volkswagen Bank GmbH	1.250%	6/10/24	EUR	53,300	64,083
	Volkswagen Bank GmbH	1.250%	12/15/25	EUR	1,300	1,574
	Volkswagen Bank GmbH	2.500%	7/31/26	EUR	5,300	6,841
	Volkswagen Financial Services AG	0.625%	4/1/22	EUR	10,000	11,767
	Volkswagen Financial Services AG	0.875%	4/12/23	EUR	1,100	1,304
	Volkswagen Financial Services AG	1.500%	10/1/24	EUR	6,000	7,298
	Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,000	2,554
	Volkswagen Financial Services AG	3.375%	4/6/28	EUR	20,000	27,599
	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	AUD	3,490	2,513
	Volkswagen Financial Services NV	1.625%	6/9/22	GBP	3,600	4,711
	Volkswagen Financial Services NV	1.750%	9/12/22	GBP	1,000	1,314
	Volkswagen Financial Services NV	2.250%	4/12/25	GBP	600	811
	Volkswagen International Finance NV	3.375%	11/16/26	GBP	7,100	10,154
	Volkswagen International Finance NV	1.875%	3/30/27	EUR	10,700	13,582
	Volkswagen International Finance NV	3.250%	11/18/30	EUR	1,800	2,567
	Volkswagen International Finance NV	3.300%	3/22/33	EUR	800	1,156
	Volkswagen International Finance NV	4.125%	11/16/38	EUR	16,200	26,146
[1]	Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,461
[1]	Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,200	11,768
[1]	Volkswagen International Finance NV	3.375%	12/31/49	EUR	16,500	19,287
[1]	Volkswagen International Finance NV	3.875%	12/31/49	EUR	5,000	5,873
[1]	Volkswagen International Finance NV	4.625%	12/31/49	EUR	1,400	1,727
[1]	Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	5,048
[1]	Volkswagen International Finance NV	2.700%	12/14/65	EUR	21,500	24,877
[1]	Volkswagen International Finance NV	3.875%	6/14/66	EUR	10,400	12,273
	Volkswagen International Finance NV	3.500%	6/17/67	EUR	9,000	10,567
	Volkswagen Leasing GmbH	0.250%	2/16/21	EUR	10,300	12,012
	Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,600	11,534
	Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	12,157
	Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	11,450	13,610
	Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,300	2,882
	Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	10,500	12,558
	Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	11,600	14,081
	Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	2,180	2,682

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Vonovia Finance BV	0.750%	1/25/22	EUR	100	118
	Vonovia Finance BV	0.875%	7/3/23	EUR	700	836
	Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	15,903
	Vonovia Finance BV	1.500%	3/31/25	EUR	5,100	6,351
	Vonovia Finance BV	1.800%	6/29/25	EUR	24,900	31,353
	Vonovia Finance BV	1.125%	9/8/25	EUR	2,500	3,070
	Vonovia Finance BV	1.500%	3/22/26	EUR	18,600	23,336
	Vonovia Finance BV	1.500%	6/10/26	EUR	5,000	6,274
	Vonovia Finance BV	1.750%	1/25/27	EUR	200	255
	Vonovia Finance BV	0.625%	10/7/27	EUR	6,000	7,160
	Vonovia Finance BV	1.500%	1/14/28	EUR	1,100	1,393
	Vonovia Finance BV	2.250%	4/7/30	EUR	10,000	13,426
	Vonovia Finance BV	1.125%	9/14/34	EUR	10,000	11,936
	Vonovia Finance BV	2.750%	3/22/38	EUR	200	289
[1]	Vonovia Finance BV	4.000%	12/31/49	EUR	2,300	2,763
	VW Credit Canada Inc.	3.250%	3/29/23	CAD	8,500	6,699
	VW Credit Canada Inc.	2.850%	9/26/24	CAD	1,695	1,339
	VW Credit Canada Inc.	1.500%	9/23/25	CAD	6,200	4,628
	Wintershall Dea Finance BV	0.840%	9/25/25	EUR	10,000	11,550
	Wintershall Dea Finance BV	1.823%	9/25/31	EUR	10,000	11,284
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,202
	Wuerth Finance International BV	1.000%	5/19/22	EUR	400	474
						2,691,168
Sovereign Bonds (8.6%)
	Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	7,727
	Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,774
	Bundesobligation	0.000%	10/10/25	EUR	300,000	363,922
	Bundesrepublik Deutschland Bundesanleihe	0.000%	11/15/27	EUR	760,000	933,749
	DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	5,100	6,094
	Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,172
	Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	741
	Deutsche Bahn Finance GmbH	2.750%	6/20/22	GBP	1,600	2,155
	Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	18,500	23,239
	Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	4,000	5,154
	Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	4,450	3,431
	Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	6,377	8,600
	Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	2,500	3,130
	Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	9,128	12,627
	Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	5,620	6,839
	Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	630	809
	Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	3,500	5,039
	Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	2,850	3,431
	Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	100	135
	Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	3,000	3,944
	Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	2,700	3,399
	Deutsche Bahn Finance GmbH	1.500%	12/8/32	EUR	7,000	9,435
	Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	9,800	13,277
	Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	9,096	11,176
	Deutsche Bahn Finance GmbH	0.875%	6/23/39	EUR	15,000	18,369
	Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	10,115	13,363
[1]	Deutsche Bahn Finance GmbH	0.950%	12/31/49	EUR	4,200	4,811
[1]	EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	13,954	16,721
[1]	EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	3,100	3,547

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	10,000	11,396
	EnBW International Finance BV	0.625%	4/17/25	EUR	9,400	11,347
	EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,674
	EnBW International Finance BV	6.125%	7/7/39	EUR	4,285	9,701
	ENTEGA Netz AG	6.125%	4/23/41	EUR	400	766
	Federal Republic of Germany	2.000%	1/4/22	EUR	480	577
	Federal Republic of Germany	0.000%	4/8/22	EUR	230,000	270,903
[8]	Federal Republic of Germany	1.750%	7/4/22	EUR	220,771	268,146
	Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	12,146
	Federal Republic of Germany	0.000%	9/16/22	EUR	300,000	354,631
	Federal Republic of Germany	0.000%	10/7/22	EUR	97,500	115,316
	Federal Republic of Germany	1.500%	2/15/23	EUR	65,530	80,414
	Federal Republic of Germany	0.000%	4/14/23	EUR	75,000	89,148
	Federal Republic of Germany	1.500%	5/15/23	EUR	78,500	96,896
	Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	102,523
	Federal Republic of Germany	0.000%	10/13/23	EUR	71,568	85,460
[10]	Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	35,778
	Federal Republic of Germany	1.750%	2/15/24	EUR	14,500	18,354
	Federal Republic of Germany	0.000%	4/5/24	EUR	83,000	99,509
[8]	Federal Republic of Germany	1.500%	5/15/24	EUR	209,404	264,484
	Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	124,757
	Federal Republic of Germany	0.000%	10/18/24	EUR	555,000	668,254
	Federal Republic of Germany	0.000%	4/11/25	EUR	485,973	587,260
	Federal Republic of Germany	0.500%	2/15/26	EUR	262,000	327,184
	Federal Republic of Germany	0.000%	8/15/26	EUR	44,000	53,748
[8]	Federal Republic of Germany	0.250%	2/15/27	EUR	198,400	246,891
	Federal Republic of Germany	6.500%	7/4/27	EUR	54,400	95,185
	Federal Republic of Germany	0.500%	8/15/27	EUR	27,073	34,378
	Federal Republic of Germany	5.625%	1/4/28	EUR	7,365	12,647
	Federal Republic of Germany	0.500%	2/15/28	EUR	19,300	24,630
[10]	Federal Republic of Germany	4.750%	7/4/28	EUR	53,500	89,566
	Federal Republic of Germany	0.250%	8/15/28	EUR	139,801	175,899
	Federal Republic of Germany	0.250%	2/15/29	EUR	222,000	280,132
	Federal Republic of Germany	0.000%	8/15/29	EUR	192,146	237,932
	Federal Republic of Germany	0.000%	2/15/30	EUR	79,700	98,677
	Federal Republic of Germany	0.000%	8/15/30	EUR	224,500	277,913
	Federal Republic of Germany	5.500%	1/4/31	EUR	81,400	156,236
[10]	Federal Republic of Germany	4.750%	7/4/34	EUR	47,800	97,619
[8]	Federal Republic of Germany	0.000%	5/15/35	EUR	428,000	531,514
	Federal Republic of Germany	4.000%	1/4/37	EUR	141,268	288,354
[10]	Federal Republic of Germany	4.250%	7/4/39	EUR	59,400	132,158
	Federal Republic of Germany	4.750%	7/4/40	EUR	45,785	109,815
	Federal Republic of Germany	3.250%	7/4/42	EUR	62,994	133,529
	Federal Republic of Germany	2.500%	7/4/44	EUR	222,000	439,046
[10]	Federal Republic of Germany	2.500%	8/15/46	EUR	86,550	175,954
[8]	Federal Republic of Germany	1.250%	8/15/48	EUR	253,352	421,929
	Federal Republic of Germany	0.000%	8/15/50	EUR	55,800	69,500
	FMS Wertmanagement	0.000%	11/13/20	EUR	25,000	29,106
	FMS Wertmanagement	0.625%	6/15/22	GBP	14,600	19,064
	FMS Wertmanagement	1.000%	9/7/22	GBP	5,000	6,569
	FMS Wertmanagement	1.125%	3/20/23	GBP	17,600	23,306
	FMS Wertmanagement	1.375%	3/7/25	GBP	20,000	27,239
	FMS Wertmanagement	0.375%	4/29/30	EUR	11,000	13,610
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	11,171

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	10,977
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	23,000	27,730
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	6,315	7,661
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	2,000	2,597
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	15,000	21,874
	Free State of Bavaria	0.150%	4/3/30	EUR	9,830	12,000
	Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,850
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	16,916
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,809
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	10,000	11,845
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	221
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	25,000	29,939
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	5,500	6,835
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	16,800	20,462
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	20,000	24,268
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	4,000	5,054
[9]	KFW	0.000%	6/30/21	EUR	51,300	59,990
[9]	KFW	2.500%	1/17/22	EUR	12,000	14,513
[9]	KFW	2.000%	2/7/22	CAD	13,035	9,998
[9]	KFW	5.500%	2/9/22	AUD	39,200	29,404
[9]	KFW	0.875%	3/15/22	GBP	20,000	26,170
[9]	KFW	0.000%	4/28/22	EUR	42,900	50,476
[9]	KFW	2.900%	6/6/22	AUD	25,275	18,530
[9]	KFW	0.000%	6/30/22	EUR	17,300	20,378
[9]	KFW	0.625%	7/4/22	EUR	20,000	23,802
[9]	KFW	0.000%	12/15/22	EUR	25,000	29,545
[9]	KFW	2.800%	3/7/23	AUD	25,600	19,063
[9]	KFW	0.375%	3/15/23	EUR	25,000	29,851
[9]	KFW	2.125%	8/15/23	EUR	20,000	25,129
[9]	KFW	0.000%	9/15/23	EUR	32,000	38,010
[9]	KFW	0.125%	11/7/23	EUR	10,823	12,914
[9]	KFW	1.250%	12/29/23	GBP	20,550	27,574
[9]	KFW	0.125%	1/15/24	EUR	20,000	23,904
[9]	KFW	5.000%	3/19/24	AUD	2,000	1,627
[9]	KFW	0.000%	4/2/24	EUR	16,700	19,907
[9]	KFW	0.050%	5/30/24	EUR	3,000	3,584
[9]	KFW	1.500%	6/11/24	EUR	22,460	28,219
[9]	KFW	0.875%	7/18/24	GBP	700	931
[9]	KFW	1.500%	7/24/24	AUD	1,550	1,136
[9]	KFW	0.125%	10/4/24	EUR	81,011	97,327
[9]	KFW	1.375%	12/9/24	GBP	13,000	17,675
[9]	KFW	0.625%	1/15/25	EUR	78,675	96,591
[9]	KFW	4.000%	2/27/25	AUD	7,700	6,244
[9]	KFW	0.375%	4/23/25	EUR	29,000	35,348
[9]	KFW	5.500%	6/18/25	GBP	20,000	32,252
[9]	KFW	2.500%	8/25/25	CHF	21,500	27,106
[9]	KFW	0.250%	9/15/25	EUR	25,000	30,386
[9]	KFW	0.375%	3/9/26	EUR	44,500	54,636
[9]	KFW	3.200%	9/11/26	AUD	8,460	6,858
[9]	KFW	0.000%	9/30/26	EUR	21,250	25,624
[9]	KFW	0.625%	2/22/27	EUR	38,000	47,673
[9]	KFW	0.500%	9/15/27	EUR	65,000	81,254
[9]	KFW	0.625%	1/7/28	EUR	40,000	50,523
[9]	KFW	3.200%	3/15/28	AUD	1,450	1,193
[9]	KFW	0.750%	6/28/28	EUR	20,000	25,584

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[9]	KFW	0.000%	9/15/28	EUR	10,000	12,107
[9]	KFW	6.000%	12/7/28	GBP	10,000	18,724
[9]	KFW	0.750%	1/15/29	EUR	20,000	25,666
[9]	KFW	0.375%	4/23/30	EUR	15,000	18,768
[9]	KFW	5.750%	6/7/32	GBP	10,500	21,372
[9]	KFW	1.125%	5/9/33	EUR	39,000	53,099
[9]	KFW	0.050%	9/29/34	EUR	375	450
[9]	KFW	1.375%	7/31/35	EUR	14,000	19,878
[9]	KFW	1.250%	7/4/36	EUR	23,000	32,315
[9]	KFW	4.875%	3/15/37	GBP	1,986	4,163
[9]	KFW	4.700%	6/2/37	CAD	2,350	2,488
[9]	KFW	1.125%	6/15/37	EUR	10,000	13,866
[9]	KFW	0.875%	7/4/39	EUR	5,000	6,769
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	10,000	12,723
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	32,000	38,306
	Land Berlin	0.000%	9/15/22	EUR	9,000	10,598
	Land Berlin	0.500%	2/10/25	EUR	21,000	25,590
	Land Berlin	0.250%	4/22/25	EUR	10,000	12,073
	Land Berlin	0.625%	2/8/27	EUR	5,600	6,984
	Land Berlin	0.010%	5/18/27	EUR	20,000	24,056
	Land Berlin	0.010%	7/2/30	EUR	26,000	31,238
	Land Berlin	1.300%	6/13/33	EUR	2,000	2,751
	Land Berlin	0.750%	4/3/34	EUR	20,490	26,567
	Land Berlin	0.125%	6/4/35	EUR	10,000	11,973
	Land Berlin	1.375%	6/5/37	EUR	5,000	7,131
	Land Berlin	1.375%	8/27/38	EUR	5,000	7,212
	Land Berlin	0.050%	8/6/40	EUR	15,000	17,439
	Land Thueringen	0.500%	5/12/25	EUR	4,500	5,493
	Land Thueringen	0.200%	10/26/26	EUR	15,000	18,218
	Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	7,000	8,171
	Landesbank Baden-Wuerttemberg	0.500%	6/7/22	EUR	3,000	3,521
	Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	1,500	1,772
	Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	35,000	41,072
	Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	8,210	9,829
	Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	2,100	2,479
	Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	9,000	10,712
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	11,800	9,720
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	15,000	18,269
[9]	Landwirtschaftliche Rentenbank	5.500%	3/29/22	AUD	8,500	6,420
[9]	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,992
[9]	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	13,000	9,557
[9]	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	11,860
[9]	Landwirtschaftliche Rentenbank	0.625%	12/15/22	GBP	4,000	5,233
[9]	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	53,600	41,007
[9]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	15,000	17,782
[9]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	19,490
[9]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	28,985	34,863
[9]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	4,000	3,236
[9]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	16,500	13,451
[9]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	23,000	28,091
[9]	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	26,500	32,459

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[9]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	4,700	3,690
[9]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	32,300	40,505
[9]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	10,000	12,404
[9]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	4,350	3,575
[9]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	30,000	37,720
[9]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	10,000	12,062
[9]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	25,446
	NRW Bank	0.250%	1/20/22	EUR	45,000	52,937
	NRW Bank	0.000%	2/1/22	EUR	30,000	35,191
	NRW Bank	1.000%	6/15/22	GBP	4,000	5,244
	NRW Bank	0.100%	1/10/23	EUR	25,000	29,545
	NRW Bank	0.125%	3/10/23	EUR	5,000	5,916
	NRW Bank	0.250%	3/10/25	EUR	15,000	18,056
	NRW Bank	0.625%	2/11/26	EUR	15,000	18,496
	NRW Bank	0.500%	5/11/26	EUR	12,000	14,726
	NRW Bank	0.250%	9/28/26	EUR	5,950	7,235
	NRW Bank	0.625%	2/23/27	EUR	15,000	18,684
	NRW Bank	0.125%	4/12/27	EUR	16,300	19,679
	NRW Bank	0.500%	9/13/27	EUR	15,000	18,558
	NRW Bank	0.625%	1/4/28	EUR	7,000	8,759
	NRW Bank	0.375%	5/16/29	EUR	7,250	8,940
	NRW Bank	1.250%	5/13/49	EUR	10,000	15,251
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,981
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	10,057
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	12,479
	State of Berlin	1.500%	1/21/21	EUR	3,300	3,860
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,966
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,233
	State of Berlin	0.625%	3/20/26	EUR	40,000	49,516
	State of Berlin	1.000%	5/19/32	EUR	15,000	19,840
	State of Berlin	0.625%	8/25/36	EUR	2,500	3,199
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	17,903
	State of Brandenburg	0.750%	8/8/36	EUR	10,000	13,021
	State of Brandenburg	1.450%	11/26/38	EUR	14,100	20,599
	State of Brandenburg	0.300%	10/4/49	EUR	1,000	1,210
	State of Bremen	0.500%	3/3/25	EUR	13,000	15,839
	State of Bremen	1.200%	1/30/34	EUR	400	543
	State of Bremen	1.500%	11/12/38	EUR	4,930	7,184
	State of Bremen	1.000%	5/27/39	EUR	12,500	17,035
	State of Hesse	3.000%	8/23/21	EUR	12,000	14,376
	State of Hesse	0.375%	7/4/22	EUR	10,000	11,835
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,677
	State of Hesse	0.375%	3/10/23	EUR	38,000	45,265
	State of Hesse	0.125%	1/25/24	EUR	1,995	2,377
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,993
	State of Hesse	0.500%	2/17/25	EUR	10,500	12,796
	State of Hesse	0.250%	6/10/25	EUR	25,000	30,215
	State of Hesse	0.000%	4/14/26	EUR	1,800	2,157
	State of Hesse	0.375%	7/6/26	EUR	59,900	73,342
	State of Hesse	0.625%	8/2/28	EUR	10,000	12,606
	State of Hesse	1.300%	10/10/33	EUR	5,000	6,895
	State of Hesse	0.750%	8/4/36	EUR	12,000	15,667
	State of Lower Saxony	0.000%	1/10/22	EUR	10,000	11,725
	State of Lower Saxony	1.000%	8/18/22	EUR	11,000	13,181
	State of Lower Saxony	0.050%	11/10/22	EUR	10,000	11,802

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of Lower Saxony	0.375%	1/19/23	EUR	15,000	17,855
State of Lower Saxony	0.125%	3/7/23	EUR	20,000	23,693
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,259
State of Lower Saxony	2.125%	1/16/24	EUR	310	393
State of Lower Saxony	0.000%	8/2/24	EUR	47,000	55,962
State of Lower Saxony	0.625%	1/20/25	EUR	10,000	12,237
State of Lower Saxony	0.125%	3/7/25	EUR	4,000	4,799
State of Lower Saxony	0.500%	6/13/25	EUR	10,000	12,227
State of Lower Saxony	0.375%	1/9/26	EUR	20,687	25,254
State of Lower Saxony	0.500%	6/8/26	EUR	2,500	3,082
State of Lower Saxony	0.000%	2/11/27	EUR	13,150	15,797
State of Lower Saxony	0.125%	4/8/27	EUR	2,000	2,423
State of Lower Saxony	0.625%	7/6/27	EUR	20,000	25,035
State of Lower Saxony	0.750%	2/15/28	EUR	15,000	19,019
State of Lower Saxony	0.375%	5/14/29	EUR	6,000	7,451
State of Lower Saxony	0.125%	1/10/30	EUR	10,000	12,143
State of Lower Saxony	0.010%	8/13/30	EUR	25,970	31,117
State of Lower Saxony	0.050%	3/9/35	EUR	13,000	15,419
State of North Rhine-Westphalia Germany	1.500%	1/14/21	EUR	4,000	4,677
State of North Rhine-Westphalia Germany	1.375%	5/16/22	EUR	5,050	6,057
State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	4,300	5,119
State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	22,000	26,133
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	29,866	35,678
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,950	2,460
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	273
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	3,000	3,655
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	3,000	3,940
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	15,000	18,649
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	17,320	21,021
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	10,000	12,307
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	20,400	25,283
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	28,000	36,003
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	7,875	9,649
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	10,000	13,860
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	15,000	19,081
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	36,400	55,844
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	27,000	36,485
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	14,000	19,558
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	10,000	14,957
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	10,000	14,914
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	2,000	2,623
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	5,000	7,513
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	10,000	16,069
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	10,000	15,860
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	10,575	14,472
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	16,000	28,079
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	5,000	8,998
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	18,700	37,650
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	20,030	42,442
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	8,590	13,123
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,026
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	7,315
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	12,063
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	10,000	12,285
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	10,000	12,629

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,917
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,379
State of Saxony-Anhalt	0.500%	6/25/27	EUR	2,500	3,104
State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	40,900	50,427
State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	2,000	2,453
State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	6,850	8,654
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,055
					13,515,618
Total Germany (Cost $15,626,146)					16,824,750
Hong Kong (0.0%)
Corporate Bonds (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	600	703
Hongkong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	600,000	5,596
					6,299
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	1.100%	1/17/23	HKD	25,000	3,293
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	4,163
Hong Kong Special Administrative Region	1.680%	1/21/26	HKD	10,000	1,385
Hong Kong Special Administrative Region	1.250%	6/29/27	HKD	6,000	820
Hong Kong Special Administrative Region	1.970%	1/17/29	HKD	120,000	17,345
Hong Kong Special Administrative Region	2.130%	7/16/30	HKD	1,000	148
Hong Kong Special Administrative Region	1.890%	3/2/32	HKD	6,450	939
Hong Kong Special Administrative Region	2.020%	3/7/34	HKD	27,600	4,090
					32,183
Total Hong Kong (Cost $36,497)					38,482
Hungary (0.2%)
Sovereign Bonds (0.2%)
Republic of Hungary	7.000%	6/24/22	HUF	534,000	1,871
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,288
Republic of Hungary	1.500%	8/23/23	HUF	3,390,990	10,829
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	10,527
Republic of Hungary	2.500%	10/24/24	HUF	12,467,000	41,301
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	22,647
Republic of Hungary	1.250%	10/22/25	EUR	13,500	16,537
Republic of Hungary	1.000%	11/26/25	HUF	3,761,990	11,600
Republic of Hungary	2.750%	12/22/26	HUF	6,950,000	23,341
Republic of Hungary	1.750%	10/10/27	EUR	4,400	5,636
Republic of Hungary	3.000%	10/27/27	HUF	19,922,490	68,026
Republic of Hungary	6.750%	10/22/28	HUF	800,000	3,449
Republic of Hungary	3.000%	8/21/30	HUF	10,900,000	37,090
Republic of Hungary	3.250%	10/22/31	HUF	950,000	3,294
Republic of Hungary	1.625%	4/28/32	EUR	30,000	37,463
Republic of Hungary	3.000%	10/27/38	HUF	3,000,000	10,208
Total Hungary (Cost $313,739)					305,107
Iceland (0.0%)
Sovereign Bonds (0.0%)
Republic of Iceland	0.625%	6/3/26	EUR	4,575	5,459
Total Iceland (Cost $5,291)					5,459

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Indonesia (0.7%)
Sovereign Bonds (0.7%)
Indonesia Treasury Bond	6.500%	6/15/25	IDR	716,200,000	50,934
Indonesia Treasury Bond	7.250%	2/15/26	IDR	282,000,000	20,572
Indonesia Treasury Bond	7.000%	9/15/30	IDR	1,379,322,000	97,114
Indonesia Treasury Bond	6.625%	5/15/33	IDR	2,049,414,000	133,958
Indonesia Treasury Bond	7.500%	5/15/38	IDR	719,972,000	49,883
Indonesia Treasury Bond	7.500%	4/15/40	IDR	730,000,000	51,175
Indonesia Treasury Bond	7.375%	5/15/48	IDR	289,590,000	19,773
Republic of Indonesia	5.625%	5/15/23	IDR	913,604,000	63,938
Republic of Indonesia	2.625%	6/14/23	EUR	200	246
Republic of Indonesia	8.375%	3/15/24	IDR	1,440,785,000	108,208
Republic of Indonesia	8.125%	5/15/24	IDR	550,000,000	41,085
Republic of Indonesia	1.750%	4/24/25	EUR	13,400	16,181
Republic of Indonesia	8.375%	9/15/26	IDR	675,000,000	51,537
Republic of Indonesia	1.450%	9/18/26	EUR	4,420	5,265
Republic of Indonesia	0.900%	2/14/27	EUR	6,370	7,313
Republic of Indonesia	7.000%	5/15/27	IDR	1,491,251,000	106,093
Republic of Indonesia	6.125%	5/15/28	IDR	1,443,000,000	96,323
Republic of Indonesia	3.750%	6/14/28	EUR	18,700	25,535
Republic of Indonesia	9.000%	3/15/29	IDR	50,000,000	3,927
Republic of Indonesia	8.250%	5/15/29	IDR	1,134,350,000	85,532
Republic of Indonesia	6.500%	2/15/31	IDR	160,000,000	10,853
Republic of Indonesia	8.750%	5/15/31	IDR	48,000,000	3,706
Republic of Indonesia	7.500%	8/15/32	IDR	200,000,000	14,171
Republic of Indonesia	8.375%	3/15/34	IDR	50,000,000	3,722
Republic of Indonesia	7.500%	6/15/35	IDR	736,853,000	51,822
Republic of Indonesia	8.250%	5/15/36	IDR	467,800,000	34,582
Republic of Indonesia	9.750%	5/15/37	IDR	130,303,000	10,670
Total Indonesia (Cost $1,139,427)					1,164,118
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,542

Corporate Bonds (0.1%)
Bank of Ireland Group plc	1.375%	8/29/23	EUR	15,200	18,080
[1] Bank of Ireland Group plc	1.000%	11/25/25	EUR	22,000	25,720
CRH Finance DAC	3.125%	4/3/23	EUR	10,850	13,628
CRH Finance DAC	1.375%	10/18/28	EUR	1,400	1,775
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,923
CRH Funding BV	1.625%	5/5/30	EUR	10,000	12,904
Freshwater Finance plc	5.182%	4/20/35	GBP	2,000	3,543
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,909
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	13,650
Ryanair DAC	1.125%	3/10/23	EUR	200	224
Ryanair DAC	1.125%	8/15/23	EUR	3,000	3,332
					100,688
Sovereign Bonds (0.6%)
ESB Finance DAC	1.875%	6/14/31	EUR	5,000	6,753
ESB Finance DAC	2.125%	11/5/33	EUR	11,100	15,670
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,296
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,324	8,371

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
GAS Networks Ireland	1.375%	12/5/26	EUR	2,500	3,149
Republic of Ireland	0.800%	3/15/22	EUR	57,280	68,043
Republic of Ireland	0.000%	10/18/22	EUR	30,500	36,007
Republic of Ireland	3.900%	3/20/23	EUR	22,965	29,685
Republic of Ireland	3.400%	3/18/24	EUR	103,200	136,885
Republic of Ireland	1.000%	5/15/26	EUR	91,950	116,623
Republic of Ireland	0.200%	5/15/27	EUR	119,922	145,981
Republic of Ireland	0.900%	5/15/28	EUR	22,884	29,369
Republic of Ireland	1.100%	5/15/29	EUR	50,000	65,640
Republic of Ireland	2.400%	5/15/30	EUR	49,090	72,215
Republic of Ireland	0.200%	10/18/30	EUR	25,000	30,488
Republic of Ireland	1.350%	3/18/31	EUR	40,000	54,289
Republic of Ireland	1.300%	5/15/33	EUR	20,400	28,100
Republic of Ireland	0.400%	5/15/35	EUR	22,365	27,753
Republic of Ireland	1.700%	5/15/37	EUR	25,190	37,432
Republic of Ireland	2.000%	2/18/45	EUR	42,390	70,252
Republic of Ireland	1.500%	5/15/50	EUR	52,526	81,012
					1,065,013
Total Ireland (Cost $1,043,200)					1,169,243
Israel (0.3%)
Sovereign Bonds (0.3%)
State of Israel	1.000%	4/30/21	ILS	65,000	19,146
State of Israel	5.500%	1/31/22	ILS	20,000	6,259
State of Israel	1.250%	11/30/22	ILS	95,170	28,541
State of Israel	4.250%	3/31/23	ILS	73,000	23,482
State of Israel	1.500%	11/30/23	ILS	54,800	16,696
State of Israel	2.875%	1/29/24	EUR	22,750	28,934
State of Israel	3.750%	3/31/24	ILS	37,000	12,132
State of Israel	1.750%	8/31/25	ILS	229,500	71,730
State of Israel	6.250%	10/30/26	ILS	56,360	22,194
State of Israel	1.500%	1/18/27	EUR	25,607	32,440
State of Israel	2.000%	3/31/27	ILS	162,000	51,667
State of Israel	2.250%	9/28/28	ILS	228,700	75,139
State of Israel	1.500%	1/16/29	EUR	5,000	6,402
State of Israel	1.000%	3/31/30	ILS	203,102	60,544
State of Israel	1.500%	5/31/37	ILS	35,000	10,362
State of Israel	5.500%	1/31/42	ILS	66,000	33,109
State of Israel	3.750%	3/31/47	ILS	51,000	20,969
State of Israel	2.500%	1/16/49	EUR	2,500	3,736
Total Israel (Cost $467,976)					523,482
Italy (7.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,640	7,290
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,901
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,939
Banco BPM SPA	0.750%	3/31/22	EUR	10,000	11,828
Banco BPM SPA	1.000%	1/23/25	EUR	15,000	18,439
Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	16,000	19,454
Credit Agricole Cariparma SPA	0.875%	6/16/23	EUR	10,000	12,036
Credit Agricole Cariparma SPA	0.250%	9/30/24	EUR	10,800	12,902
Credit Agricole Italia SpA	0.875%	1/31/22	EUR	10,000	11,832
Credit Agricole Italia SPA	1.750%	1/15/38	EUR	5,000	7,464
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,900

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,305
	Intesa Sanpaolo SPA	0.500%	3/5/24	EUR	5,000	6,018
	Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	14,221
	Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	4,000	5,572
	UniCredit SPA	5.250%	4/30/23	EUR	9,000	11,977
	Unione di Banche Italiane SPA	5.250%	1/28/21	EUR	2,500	2,950
	Unione di Banche Italiane SPA	1.000%	1/27/23	EUR	18,500	22,212
	Unione di Banche Italiane SPA	3.125%	2/5/24	EUR	4,000	5,195
	Unione di Banche Italiane SPA	1.250%	2/7/25	EUR	2,500	3,110
	Unione di Banche Italiane SPA	0.375%	9/14/26	EUR	10,000	12,067
	Unione di Banche Italiane SPA	1.125%	10/4/27	EUR	13,700	17,423
						231,035
Corporate Bonds (0.5%)
	2i Rete Gas SPA	3.000%	7/16/24	EUR	6,000	7,751
	2i Rete Gas SPA	1.608%	10/31/27	EUR	6,500	8,169
	Aeroporti di Roma SPA	5.441%	2/20/23	GBP	250	345
	Aeroporti di Roma SPA	1.625%	6/8/27	EUR	3,900	4,473
	Assicurazioni Generali SPA	5.125%	9/16/24	EUR	7,280	10,189
	Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,600	3,458
[1]	Assicurazioni Generali SPA	7.750%	12/12/42	EUR	8,000	10,555
[1]	Assicurazioni Generali SPA	5.500%	10/27/47	EUR	15,737	21,319
[1]	Assicurazioni Generali SPA	5.000%	6/8/48	EUR	3,000	3,973
	Banca Monte dei Paschi di Siena SPA	1.250%	1/20/22	EUR	5,000	5,920
	Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	9,000	11,677
	Buzzi Unicem SPA	2.125%	4/28/23	EUR	1,300	1,583
	Credit Agricole Cariparma SPA	0.625%	1/13/26	EUR	5,600	6,859
	Credit Agricole Italia SPA	1.000%	3/25/27	EUR	15,000	18,953
	Credit Agricole Italia SPA	0.250%	1/17/28	EUR	5,000	6,053
	Credit Agricole Italia SPA	1.625%	3/21/29	EUR	2,000	2,698
	Credit Agricole Italia SPA	1.000%	1/17/45	EUR	700	969
	Credito Emiliano SPA	1.125%	1/17/24	EUR	10,000	12,170
	Enel Finance International NV	4.875%	4/17/23	EUR	2,400	3,148
	Enel Finance International NV	5.250%	9/29/23	EUR	736	992
	Enel Finance International NV	0.000%	6/17/24	EUR	3,000	3,504
	Enel Finance International NV	5.625%	8/14/24	GBP	7,735	11,863
	Enel Finance International NV	1.000%	9/16/24	EUR	3,800	4,615
	Enel Finance International NV	1.966%	1/27/25	EUR	14,716	18,579
	Enel Finance International NV	1.375%	6/1/26	EUR	33,384	41,783
	Enel Finance International NV	1.125%	9/16/26	EUR	4,900	6,085
	Enel Finance International NV	0.375%	6/17/27	EUR	12,800	15,133
	Enel Finance International NV	1.125%	10/17/34	EUR	5,200	6,507
	Enel Finance International NV	5.750%	9/14/40	GBP	16,800	33,519
	Enel SPA	5.750%	6/22/37	GBP	3,000	5,833
[1]	Enel SPA	2.500%	11/24/78	EUR	11,100	13,163
[1]	Enel SPA	3.500%	5/24/80	EUR	8,000	9,852
[1]	Enel SPA	3.375%	11/24/81	EUR	300	372
	Eni SPA	2.625%	11/22/21	EUR	3,000	3,597
	Eni SPA	0.750%	5/17/22	EUR	500	591
	Eni SPA	1.750%	1/18/24	EUR	10,960	13,535
	Eni SPA	0.625%	9/19/24	EUR	10,000	11,979
	Eni SPA	3.750%	9/12/25	EUR	6,600	9,091
	Eni SPA	1.500%	2/2/26	EUR	800	1,000
	Eni SPA	1.500%	1/17/27	EUR	5,000	6,290
	Eni SPA	1.625%	5/17/28	EUR	3,000	3,845
	Eni SPA	1.125%	9/19/28	EUR	5,500	6,826

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Eni SPA	0.625%	1/23/30	EUR	10,000	11,904
	Eni SPA	1.000%	10/11/34	EUR	6,000	7,340
	FCA Bank SPA	1.000%	11/15/21	EUR	23,900	28,169
	FCA Bank SPA	1.000%	2/21/22	EUR	100	118
	FCA Bank SPA	1.250%	6/21/22	EUR	110	131
	Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,100	9,842
	Intesa Sanpaolo SPA	1.125%	3/4/22	EUR	1,700	2,010
	Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	12,600	14,878
	Intesa Sanpaolo SPA	2.125%	8/30/23	EUR	8,000	9,818
	Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	6,100	7,877
	Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	15,000	17,994
	Intesa Sanpaolo SPA	1.000%	7/4/24	EUR	5,800	6,891
	Intesa Sanpaolo SPA	1.125%	7/14/25	EUR	5,000	6,249
	Intesa Sanpaolo SPA	1.000%	11/19/26	EUR	13,000	15,389
	Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	26,078	32,052
	Intesa Sanpaolo SPA	1.750%	7/4/29	EUR	9,000	11,095
	Intesa Sanpaolo SPA	2.500%	1/15/30	GBP	3,000	3,937
	Iren SPA	0.875%	11/4/24	EUR	4,600	5,523
	Iren SPA	1.950%	9/19/25	EUR	6,000	7,575
	Italgas SPA	0.500%	1/19/22	EUR	18,000	21,107
	Italgas SPA	0.875%	4/24/30	EUR	6,000	7,422
	Mediobanca Banca di Credito Finanziario SPA	1.125%	7/15/25	EUR	7,000	8,311
	Mediobanca Banca di Credito Finanziario SPA	1.375%	11/10/25	EUR	10,800	13,630
	Mediobanca Banca di Credito Finanziario SPA	0.875%	1/15/26	EUR	16,000	18,776
	Mediobanca SPA	1.250%	11/24/29	EUR	2,600	3,406
	Snam SPA	1.000%	9/18/23	EUR	100	120
	Snam SPA	0.000%	5/12/24	EUR	3,000	3,514
	Snam SPA	0.875%	10/25/26	EUR	19,655	24,115
	Snam SPA	1.000%	9/12/34	EUR	8,000	9,973
	Societa Iniziative Autostradali e Servizi SPA	1.625%	2/8/28	EUR	9,911	11,685
	Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	7,066	8,345
	Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	9,740	12,408
	Terna Rete Elettrica Nazionale SPA	1.000%	10/11/28	EUR	13,300	16,655
	UniCredit SPA	2.000%	3/4/23	EUR	10,000	12,164
1	UniCredit SPA	1.250%	6/25/25	EUR	31,690	37,505
	UniCredit SPA	0.375%	10/31/26	EUR	19,050	22,888
	Unione di Banche Italiane SPA	0.750%	10/17/22	EUR	100	118
	Unione di Banche Italiane SPA	1.500%	4/10/24	EUR	5,000	6,052
	Unione di Banche Italiane SPA	0.500%	7/15/24	EUR	5,500	6,605
	Unione di Banche Italiane SPA	1.000%	9/25/25	EUR	10,000	12,411
	Unione di Banche Italiane SPA	1.250%	1/15/30	EUR	500	652
						825,470
Sovereign Bonds (7.1%)
	A2A SpA	1.250%	3/16/24	EUR	4,000	4,871
	ACEA SPA	1.000%	10/24/26	EUR	6,121	7,415
	ACEA SPA	1.500%	6/8/27	EUR	14,847	18,535
	ACEA SPA	0.500%	4/6/29	EUR	1,700	1,979
	Cassa Depositi e Prestiti SPA	2.125%	9/27/23	EUR	5,000	6,168
	Cassa Depositi e Prestiti SPA	1.500%	6/21/24	EUR	5,000	6,104
	Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	7,700	9,418
	Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	5,000	6,261
	Cassa Depositi e Prestiti SPA	1.000%	2/11/30	EUR	17,000	20,019

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Hera SPA	0.875%	10/14/26	EUR	5,000	6,065
	Hera SPA	0.875%	7/5/27	EUR	10,000	12,178
	Hera SPA	5.200%	1/29/28	EUR	6,000	9,371
	Italy Certificati di Credito del Tesoro	0.000%	9/28/22	EUR	100,000	116,950
	Republic of Italy	0.000%	6/29/21	EUR	110,000	128,484
	Republic of Italy	2.300%	10/15/21	EUR	159,835	190,992
	Republic of Italy	0.000%	11/29/21	EUR	162,263	189,827
	Republic of Italy	2.150%	12/15/21	EUR	106,200	127,245
	Republic of Italy	5.000%	3/1/22	EUR	37,895	47,303
	Republic of Italy	1.350%	4/15/22	EUR	255,559	305,038
	Republic of Italy	1.000%	7/15/22	EUR	106,198	126,512
	Republic of Italy	5.500%	9/1/22	EUR	62,500	80,571
	Republic of Italy	5.500%	11/1/22	EUR	70,000	90,966
	Republic of Italy	0.950%	3/1/23	EUR	240,000	287,383
	Republic of Italy	0.600%	6/15/23	EUR	217,407	258,947
[2]	Republic of Italy	0.300%	8/15/23	EUR	434,432	512,851
	Republic of Italy	2.450%	10/1/23	EUR	290,580	364,565
	Republic of Italy	4.500%	3/1/24	EUR	22,020	29,588
	Republic of Italy	1.750%	7/1/24	EUR	386,133	479,709
	Republic of Italy	3.750%	9/1/24	EUR	58,900	78,545
[2]	Republic of Italy	1.850%	7/1/25	EUR	838,958	1,057,332
	Republic of Italy	2.500%	11/15/25	EUR	8,848	11,533
	Republic of Italy	0.500%	2/1/26	EUR	244,744	289,704
	Republic of Italy	2.100%	7/15/26	EUR	464,043	597,437
	Republic of Italy	2.200%	6/1/27	EUR	107,700	140,495
	Republic of Italy	2.050%	8/1/27	EUR	474,273	614,149
	Republic of Italy	6.500%	11/1/27	EUR	795	1,313
	Republic of Italy	2.000%	2/1/28	EUR	68,386	88,507
	Republic of Italy	6.000%	8/4/28	GBP	11,900	19,720
	Republic of Italy	3.000%	8/1/29	EUR	795,192	1,117,336
[2]	Republic of Italy	3.500%	3/1/30	EUR	87,000	127,639
	Republic of Italy	1.350%	4/1/30	EUR	135,000	167,624
[2]	Republic of Italy	1.650%	12/1/30	EUR	465,000	591,344
	Republic of Italy	5.750%	2/1/33	EUR	97,200	176,821
[2]	Republic of Italy	2.450%	9/1/33	EUR	30,000	41,266
[2]	Republic of Italy	5.000%	8/1/34	EUR	92,730	163,214
[2]	Republic of Italy	3.350%	3/1/35	EUR	494,514	752,678
[2]	Republic of Italy	4.000%	2/1/37	EUR	43,822	72,313
[2]	Republic of Italy	2.950%	9/1/38	EUR	120,190	178,578
[2]	Republic of Italy	3.100%	3/1/40	EUR	98,206	149,188
[2]	Republic of Italy	5.000%	9/1/40	EUR	17,389	33,186
[2]	Republic of Italy	1.800%	3/1/41	EUR	324,329	405,378
[2]	Republic of Italy	4.750%	9/1/44	EUR	102,980	199,245
[2]	Republic of Italy	3.850%	9/1/49	EUR	90,290	160,978
[2]	Republic of Italy	2.450%	9/1/50	EUR	147,599	207,611
[2]	Republic of Italy	1.700%	9/1/51	EUR	236,565	281,910
[2]	Republic of Italy	2.800%	3/1/67	EUR	25,637	38,757
						11,209,116
Total Italy (Cost $10,994,765)						12,265,621
Japan (17.7%)
Corporate Bonds (0.3%)
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	400,000	3,856
	Denso Corp.	0.315%	3/17/28	JPY	800,000	7,630

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	10,284
	East Japan Railway Co.	4.500%	1/25/36	GBP	1,300	2,402
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	978
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	1,400,000	13,386
	JT International Financial Services BV	1.000%	11/26/29	EUR	11,200	13,572
	JT International Financial Services BV	2.750%	9/28/33	GBP	5,100	7,342
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	92,000	881
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	175,000	1,690
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	244,000	2,359
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	700,000	6,746
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	200,000	1,967
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	70,000	668
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	180,000	1,726
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	10,000	11,829
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	200,000	1,939
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	19,000	22,753
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	200,000	1,905
	Mitsubishi UFJ Financial Group Inc.	0.366%	7/29/26	JPY	242,000	2,279
	Mitsubishi UFJ Financial Group Inc.	0.652%	7/26/27	JPY	200,000	1,910
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	300,000	2,834
[1]	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	400,000	3,763
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	16,000	19,258
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	2,300	2,716
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	4,950	5,953
[1]	Mizuho Financial Group Inc.	0.500%	1/26/27	JPY	200,000	1,910
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	261,000	2,489
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	5,000	5,766
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	10,000	11,882
	MUFG Bank Ltd.	0.875%	3/11/22	EUR	5,000	5,913
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	972
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	500,000	5,109
[2]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	2,241	2,663
[2]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	6,600	7,779
[2]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	6,100	7,187
	Panasonic Corp.	0.300%	9/20/23	JPY	400,000	3,856
	Panasonic Corp.	0.934%	3/19/25	JPY	1,200,000	11,811
	Panasonic Corp.	0.470%	9/18/26	JPY	1,800,000	17,199
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,867
	Shinkin Central Bank	0.110%	6/27/23	JPY	300,000	2,870
	Shinkin Central Bank	0.110%	10/27/23	JPY	200,000	1,913
	Sumitomo Mitsui Banking Corp.	1.000%	1/19/22	EUR	5,100	6,024
	Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	628
	Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	10,000	11,968
	Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	7,000	8,479
	Sumitomo Mitsui Financial Group Inc.	0.606%	1/18/22	EUR	200	235
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,211
	Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,600	1,906
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,500,000	14,477
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	240
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	11,200	14,030
	Sumitomo Mitsui Financial Group Inc.	0.585%	3/16/28	JPY	285,000	2,689
	Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	11,000	12,839
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,859
	Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	EUR	7,300	8,705

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	8,600	11,218
	Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	13,900	16,738
	Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	20,800	29,430
	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	8,500	10,759
	Toyota Motor Finance Netherlands BV	0.250%	1/10/22	EUR	200	234
	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	22,700	27,078
						432,559
Sovereign Bonds (17.4%)
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	15,285
	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	2,900,000	27,751
[11]	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	5,000,000	47,856
[11]	Development Bank of Japan Inc.	0.900%	3/14/22	JPY	250,000	2,417
[11]	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,774
[11]	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	760,000	7,485
[11]	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,891
[11]	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	600,000	5,842
[11]	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,897
[11]	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	757,000	7,379
[11]	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	45,500	435
	East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,735
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	500,000	4,780
	East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	1,320,000	12,604
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	1,300,000	12,351
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	3,135
	Japan	0.100%	11/1/21	JPY	10,000,000	95,725
	Japan	0.100%	12/1/21	JPY	30,000,000	287,228
	Japan	0.100%	12/20/21	JPY	5,150,000	49,314
	Japan	1.000%	12/20/21	JPY	11,100,000	107,364
	Japan	1.100%	12/20/21	JPY	4,200,000	40,670
	Japan	2.100%	12/20/21	JPY	105,000	1,028
	Japan	0.100%	1/1/22	JPY	26,650,000	255,202
	Japan	0.100%	2/1/22	JPY	17,000,000	162,825
	Japan	0.100%	3/1/22	JPY	18,000,000	172,436
	Japan	0.100%	3/20/22	JPY	26,475,000	253,672
	Japan	0.900%	3/20/22	JPY	4,740,000	45,914
	Japan	1.000%	3/20/22	JPY	8,120,000	78,761
	Japan	0.100%	4/1/22	JPY	20,000,000	191,633
	Japan	0.100%	5/1/22	JPY	12,000,000	115,002
	Japan	0.100%	6/1/22	JPY	12,000,000	115,023
	Japan	0.100%	6/20/22	JPY	45,910,000	440,108
	Japan	0.800%	6/20/22	JPY	12,120,000	117,506
	Japan	0.900%	6/20/22	JPY	7,557,000	73,384
	Japan	0.100%	9/1/22	JPY	10,000,000	95,907
	Japan	0.100%	9/20/22	JPY	20,000,000	191,843
	Japan	0.800%	9/20/22	JPY	4,170,000	40,523
	Japan	1.900%	9/20/22	JPY	67,000	664
	Japan	0.100%	12/20/22	JPY	24,100,000	231,294
	Japan	0.700%	12/20/22	JPY	4,025,000	39,120
	Japan	0.800%	12/20/22	JPY	2,605,000	25,372
	Japan	1.400%	12/20/22	JPY	6,500,000	64,103
	Japan	1.700%	12/20/22	JPY	3,500,000	34,731
	Japan	0.100%	3/20/23	JPY	27,237,150	261,545
	Japan	0.600%	3/20/23	JPY	12,020,000	116,787
	Japan	1.000%	3/20/23	JPY	530,000	5,198

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.100%	6/20/23	JPY	34,300,000	329,532
Japan	0.800%	6/20/23	JPY	13,713,500	134,163
Japan	0.800%	6/20/23	JPY	600,000	5,870
Japan	1.800%	6/20/23	JPY	2,500,000	25,087
Japan	0.100%	9/20/23	JPY	17,550,000	168,698
Japan	0.600%	9/20/23	JPY	1,000,000	9,750
Japan	0.800%	9/20/23	JPY	1,256,000	12,315
Japan	1.900%	9/20/23	JPY	3,055,000	30,882
Japan	0.100%	12/20/23	JPY	22,613,750	217,484
Japan	0.600%	12/20/23	JPY	15,660,000	152,952
Japan	1.900%	12/20/23	JPY	1,800,000	18,281
Japan	0.100%	3/20/24	JPY	41,270,000	397,113
Japan	0.600%	3/20/24	JPY	18,890,000	184,819
Japan	1.900%	3/20/24	JPY	500,000	5,102
Japan	0.100%	6/20/24	JPY	29,850,000	287,356
Japan	0.600%	6/20/24	JPY	710,000	6,958
Japan	0.100%	9/20/24	JPY	28,150,000	271,119
Japan	0.500%	9/20/24	JPY	12,700,000	124,206
Japan	2.100%	9/20/24	JPY	1,305,000	13,539
Japan	0.100%	12/20/24	JPY	38,200,000	368,068
Japan	0.300%	12/20/24	JPY	10,060,000	97,728
Japan	0.500%	12/20/24	JPY	7,730,000	75,705
Japan	0.100%	3/20/25	JPY	16,000,000	154,220
Japan	0.400%	3/20/25	JPY	9,865,000	96,329
Japan	2.000%	3/20/25	JPY	75,000	783
Japan	0.100%	6/20/25	JPY	10,000,000	96,422
Japan	0.400%	6/20/25	JPY	8,000,000	78,203
Japan	1.900%	6/20/25	JPY	1,150,000	12,006
Japan	2.100%	6/20/25	JPY	3,000,000	31,586
Japan	0.400%	9/20/25	JPY	3,195,000	31,265
Japan	2.100%	9/20/25	JPY	200,000	2,116
Japan	0.300%	12/20/25	JPY	22,700,000	221,256
Japan	2.000%	12/20/25	JPY	3,340,000	35,344
Japan	0.100%	3/20/26	JPY	5,100,000	49,229
Japan	2.100%	3/20/26	JPY	860,000	9,188
Japan	2.200%	3/20/26	JPY	800,000	8,588
Japan	0.100%	6/20/26	JPY	5,208,300	50,295
Japan	0.100%	9/20/26	JPY	6,950,000	67,143
Japan	2.200%	9/20/26	JPY	60,000	651
Japan	2.300%	9/20/26	JPY	35,000	382
Japan	0.100%	12/20/26	JPY	12,955,000	125,196
Japan	2.100%	12/20/26	JPY	5,000,000	54,190
Japan	0.100%	3/20/27	JPY	11,235,000	108,597
Japan	2.000%	3/20/27	JPY	1,000,000	10,827
Japan	2.100%	3/20/27	JPY	350,000	3,811
Japan	0.100%	6/20/27	JPY	8,485,000	82,029
Japan	2.300%	6/20/27	JPY	20,000	221
Japan	0.100%	9/20/27	JPY	9,910,000	95,813
Japan	2.200%	9/20/27	JPY	15,000	166
Japan	0.100%	12/20/27	JPY	7,725,000	74,686
Japan	2.100%	12/20/27	JPY	2,241,000	24,726
Japan	0.100%	3/20/28	JPY	8,220,000	79,456
Japan	2.200%	3/20/28	JPY	3,950,000	44,043
Japan	2.400%	3/20/28	JPY	5,850,000	66,056

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.100%	6/20/28	JPY	8,750,000	84,560
Japan	2.400%	6/20/28	JPY	1,030,000	11,684
Japan	0.100%	9/20/28	JPY	13,720,250	132,557
Japan	2.100%	9/20/28	JPY	6,126,000	68,426
Japan	2.200%	9/20/28	JPY	1,200,000	13,494
Japan	0.100%	12/20/28	JPY	27,872,600	269,190
Japan	1.900%	12/20/28	JPY	7,240,000	80,055
Japan	2.100%	12/20/28	JPY	600,000	6,728
Japan	0.100%	3/20/29	JPY	47,170,000	455,315
Japan	1.900%	3/20/29	JPY	4,150,000	46,044
Japan	2.100%	3/20/29	JPY	4,513,000	50,795
Japan	0.100%	6/20/29	JPY	47,960,000	462,647
Japan	2.100%	6/20/29	JPY	5,530,000	62,465
Japan	0.100%	9/20/29	JPY	42,841,000	412,892
Japan	2.100%	9/20/29	JPY	8,580,000	97,264
Japan	2.800%	9/20/29	JPY	2,700,000	32,211
Japan	0.100%	12/20/29	JPY	40,200,000	387,076
Japan	2.100%	12/20/29	JPY	7,500,000	85,308
Japan	2.200%	12/20/29	JPY	5,740,000	65,790
Japan	0.100%	3/20/30	JPY	40,865,000	393,039
Japan	2.100%	3/20/30	JPY	80,000	913
Japan	2.200%	3/20/30	JPY	6,300,000	72,445
Japan	2.300%	5/20/30	JPY	170,000	1,974
Japan	0.100%	6/20/30	JPY	33,300,000	319,963
Japan	1.600%	6/20/30	JPY	570,000	6,261
Japan	1.800%	6/20/30	JPY	40,000	447
Japan	2.000%	6/20/30	JPY	5,000,000	56,757
Japan	1.800%	9/20/30	JPY	1,400,000	15,674
Japan	1.900%	9/20/30	JPY	4,370,000	49,336
Japan	2.000%	12/20/30	JPY	3,000,000	34,249
Japan	2.100%	12/20/30	JPY	8,170,000	94,059
Japan	1.900%	3/20/31	JPY	6,000,000	68,114
Japan	2.000%	3/20/31	JPY	12,180,000	139,474
Japan	2.200%	3/20/31	JPY	500,000	5,824
Japan	1.800%	6/20/31	JPY	4,500,000	50,766
Japan	1.900%	6/20/31	JPY	5,950,000	67,725
Japan	1.700%	9/20/31	JPY	25,000,000	280,180
Japan	1.800%	9/20/31	JPY	7,575,000	85,677
Japan	1.700%	12/20/31	JPY	6,700,000	75,258
Japan	1.800%	12/20/31	JPY	25,062,000	284,156
Japan	1.600%	3/20/32	JPY	8,950,000	99,792
Japan	1.700%	3/20/32	JPY	3,200,000	36,025
Japan	1.800%	3/20/32	JPY	1,130,000	12,843
Japan	1.500%	6/20/32	JPY	6,300,000	69,688
Japan	1.600%	6/20/32	JPY	3,108,000	34,722
Japan	1.700%	9/20/32	JPY	14,789,000	167,205
Japan	1.700%	12/20/32	JPY	11,230,000	127,225
Japan	1.800%	12/20/32	JPY	6,000,000	68,662
Japan	1.500%	3/20/33	JPY	12,463,100	138,566
Japan	1.600%	3/20/33	JPY	10,564,000	118,688
Japan	1.700%	6/20/33	JPY	8,090,000	92,015
Japan	1.700%	6/20/33	JPY	1,550,000	17,630
Japan	1.700%	9/20/33	JPY	7,101,000	80,921
Japan	1.600%	12/20/33	JPY	10,900,000	123,090

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	2.000%	12/20/33	JPY	500,000	5,894
Japan	1.500%	3/20/34	JPY	13,485,250	150,835
Japan	2.400%	3/20/34	JPY	3,700,000	45,581
Japan	1.500%	6/20/34	JPY	9,680,000	108,417
Japan	2.500%	6/20/34	JPY	2,013,000	25,127
Japan	1.400%	9/20/34	JPY	18,200,000	201,738
Japan	2.500%	9/20/34	JPY	400,000	5,008
Japan	1.200%	12/20/34	JPY	11,810,000	127,914
Japan	2.400%	12/20/34	JPY	2,300,000	28,572
Japan	1.200%	3/20/35	JPY	11,560,000	125,291
Japan	2.300%	3/20/35	JPY	2,500,000	30,804
Japan	1.300%	6/20/35	JPY	12,960,000	142,320
Japan	2.300%	6/20/35	JPY	3,580,000	44,220
Japan	1.200%	9/20/35	JPY	11,600,000	125,863
Japan	2.500%	9/20/35	JPY	1,000,000	12,660
Japan	1.000%	12/20/35	JPY	6,850,000	72,436
Japan	2.300%	12/20/35	JPY	2,510,000	31,156
Japan	0.400%	3/20/36	JPY	14,820,000	144,016
Japan	2.500%	3/20/36	JPY	2,208,000	28,116
Japan	0.200%	6/20/36	JPY	13,000,000	122,417
Japan	2.500%	6/20/36	JPY	1,450,000	18,517
Japan	0.500%	9/20/36	JPY	14,730,000	145,048
Japan	2.500%	9/20/36	JPY	600,000	7,684
Japan	0.600%	12/20/36	JPY	16,900,000	168,827
Japan	2.300%	12/20/36	JPY	808,000	10,134
Japan	0.700%	3/20/37	JPY	40,005,000	405,517
Japan	2.400%	3/20/37	JPY	3,614,000	45,994
Japan	0.600%	6/20/37	JPY	12,020,000	119,932
Japan	0.600%	9/20/37	JPY	11,775,000	117,412
Japan	2.500%	9/20/37	JPY	17,000	220
Japan	0.600%	12/20/37	JPY	18,405,550	183,402
Japan	0.500%	3/20/38	JPY	44,710,000	438,008
Japan	2.500%	3/20/38	JPY	2,917,000	37,966
Japan	0.500%	6/20/38	JPY	27,530,000	269,434
Japan	0.700%	9/20/38	JPY	18,020,000	182,133
Japan	2.400%	9/20/38	JPY	2,532,000	32,702
Japan	0.500%	12/20/38	JPY	20,081,600	196,129
Japan	0.400%	3/20/39	JPY	25,399,100	243,492
Japan	2.300%	3/20/39	JPY	4,508,000	57,727
Japan	0.300%	6/20/39	JPY	21,840,000	205,357
Japan	0.300%	9/20/39	JPY	16,048,000	150,647
Japan	2.200%	9/20/39	JPY	8,928,000	113,249
Japan	0.300%	12/20/39	JPY	10,880,000	101,962
Japan	0.400%	3/20/40	JPY	19,600,000	186,855
Japan	2.300%	3/20/40	JPY	4,580,000	59,125
Japan	0.400%	6/20/40	JPY	24,600,000	234,138
Japan	2.000%	9/20/40	JPY	17,972,000	223,079
Japan	2.200%	3/20/41	JPY	13,268,000	170,203
Japan	2.000%	9/20/41	JPY	12,897,000	161,219
Japan	2.000%	3/20/42	JPY	15,226,850	191,013
Japan	1.900%	9/20/42	JPY	18,862,000	233,663
Japan	1.800%	3/20/43	JPY	8,235,000	100,653
Japan	1.900%	6/20/43	JPY	7,405,650	92,145
Japan	1.800%	9/20/43	JPY	3,486,750	42,726

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	1.700%	12/20/43	JPY	5,231,700	63,096
	Japan	1.700%	3/20/44	JPY	9,536,700	115,142
	Japan	1.700%	6/20/44	JPY	6,405,400	77,415
	Japan	1.700%	9/20/44	JPY	6,827,500	82,601
	Japan	1.500%	12/20/44	JPY	10,415,000	121,619
	Japan	1.500%	3/20/45	JPY	10,105,000	118,076
	Japan	1.600%	6/20/45	JPY	4,200,000	50,036
	Japan	1.400%	9/20/45	JPY	2,860,000	32,827
	Japan	1.400%	12/20/45	JPY	5,410,000	62,122
	Japan	0.800%	3/20/46	JPY	5,620,000	56,935
	Japan	0.300%	6/20/46	JPY	5,800,000	52,102
	Japan	0.500%	9/20/46	JPY	11,730,000	110,564
	Japan	0.600%	12/20/46	JPY	10,650,000	102,710
	Japan	0.800%	3/20/47	JPY	2,411,000	24,352
	Japan	0.800%	6/20/47	JPY	6,440,000	64,994
	Japan	0.800%	9/20/47	JPY	12,090,000	121,911
	Japan	0.800%	12/20/47	JPY	14,505,000	146,136
	Japan	0.800%	3/20/48	JPY	20,215,000	203,484
	Japan	2.400%	3/20/48	JPY	800,000	11,141
	Japan	0.700%	6/20/48	JPY	15,750,000	154,551
	Japan	0.900%	9/20/48	JPY	13,394,450	137,848
	Japan	0.700%	12/20/48	JPY	13,998,500	137,048
	Japan	0.500%	3/20/49	JPY	14,785,000	137,229
	Japan	2.200%	3/20/49	JPY	1,625,000	21,950
	Japan	0.400%	6/20/49	JPY	16,648,600	150,100
	Japan	0.400%	9/20/49	JPY	15,640,000	140,718
	Japan	0.400%	12/20/49	JPY	13,252,000	118,998
	Japan	0.400%	3/20/50	JPY	11,850,000	106,197
	Japan	2.200%	3/20/50	JPY	2,240,000	30,392
	Japan	0.600%	6/20/50	JPY	17,400,000	164,545
	Japan	2.200%	3/20/51	JPY	3,058,000	41,721
	Japan	2.000%	3/20/52	JPY	4,860,000	64,209
	Japan	1.900%	3/20/53	JPY	3,147,000	40,995
	Japan	1.700%	3/20/54	JPY	7,175,000	89,970
	Japan	1.400%	3/20/55	JPY	7,685,000	90,121
	Japan	0.400%	3/20/56	JPY	11,330,000	99,289
	Japan	0.900%	3/20/57	JPY	12,841,300	131,940
	Japan	0.800%	3/20/58	JPY	12,441,950	123,992
	Japan	0.500%	3/20/59	JPY	14,620,000	131,527
[11]	Japan Expressway Holding & Debt Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,632
[11]	Japan Expressway Holding & Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	4,845
[11]	Japan Expressway Holding & Debt Repayment Agency	0.801%	8/31/22	JPY	800,000	7,754
	Japan Expressway Holding & Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	1,936
	Japan Expressway Holding & Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	2,906
[11]	Japan Expressway Holding & Debt Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,553
[11]	Japan Expressway Holding & Debt Repayment Agency	0.791%	10/31/22	JPY	86,700	841

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[11]	Japan Expressway Holding & Debt Repayment Agency	0.805%	11/30/22	JPY	1,568,700	15,236
[11]	Japan Expressway Holding & Debt Repayment Agency	0.834%	1/31/23	JPY	900,000	8,758
[11]	Japan Expressway Holding & Debt Repayment Agency	0.815%	2/28/23	JPY	557,700	5,428
[11]	Japan Expressway Holding & Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	7,763
[11]	Japan Expressway Holding & Debt Repayment Agency	0.541%	4/28/23	JPY	800,000	7,744
[11]	Japan Expressway Holding & Debt Repayment Agency	0.882%	6/30/23	JPY	817,000	7,987
[11]	Japan Expressway Holding & Debt Repayment Agency	0.911%	7/31/23	JPY	1,300,000	12,729
[11]	Japan Expressway Holding & Debt Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,750
[11]	Japan Expressway Holding & Debt Repayment Agency	0.693%	12/28/23	JPY	500,000	4,881
[11]	Japan Expressway Holding & Debt Repayment Agency	0.660%	2/29/24	JPY	2,000,000	19,524
[11]	Japan Expressway Holding & Debt Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,762
[11]	Japan Expressway Holding & Debt Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,775
[11]	Japan Expressway Holding & Debt Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,778
[11]	Japan Expressway Holding & Debt Repayment Agency	0.601%	7/31/24	JPY	2,000,000	19,536
[11]	Japan Expressway Holding & Debt Repayment Agency	0.544%	9/30/24	JPY	25,000	244
[11]	Japan Expressway Holding & Debt Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,758
[11]	Japan Expressway Holding & Debt Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,812
[11]	Japan Expressway Holding & Debt Repayment Agency	0.466%	12/27/24	JPY	2,000,000	19,473
[11]	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/31/25	JPY	400,000	3,873
[11]	Japan Expressway Holding & Debt Repayment Agency	0.414%	2/28/25	JPY	409,000	3,977
[11]	Japan Expressway Holding & Debt Repayment Agency	0.450%	3/31/25	JPY	500,000	4,870
[11]	Japan Expressway Holding & Debt Repayment Agency	0.509%	5/30/25	JPY	580,000	5,668
[11]	Japan Expressway Holding & Debt Repayment Agency	0.557%	7/31/25	JPY	14,000	137
[11]	Japan Expressway Holding & Debt Repayment Agency	0.440%	8/29/25	JPY	64,000	624
[11]	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/30/26	JPY	751,000	7,289
	Japan Expressway Holding & Debt Repayment Agency	2.450%	3/19/26	JPY	180,000	1,937
	Japan Expressway Holding & Debt Repayment Agency	2.280%	4/20/27	JPY	80,000	871

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[11]	Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/27	JPY	2,300,000	22,140
[11]	Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/27	JPY	11,000	106
[11]	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/27	JPY	300,000	2,886
[11]	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/27	JPY	600,000	5,782
[11]	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/27	JPY	2,969,000	28,485
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	7,715
[11]	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/27	JPY	1,200,000	11,577
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/27	JPY	600,000	5,785
	Japan Expressway Holding & Debt Repayment Agency	2.250%	12/20/27	JPY	100,000	1,099
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/28	JPY	500,000	4,831
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/28	JPY	880,000	9,863
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/28	JPY	50,000	561
	Japan Expressway Holding & Debt Repayment Agency	2.410%	4/20/29	JPY	350,000	3,974
[11]	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,652
[11]	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/34	JPY	700,000	7,712
[11]	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	1,092
[11]	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/35	JPY	2,000,000	20,877
[11]	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	6,485
[11]	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/36	JPY	3,600,000	37,432
[11]	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/36	JPY	200,000	1,898
[11]	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/36	JPY	2,100,000	19,415
[11]	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/36	JPY	200,000	1,919
[11]	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/38	JPY	2,000,000	19,729
[11]	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	3,907
	Japan Expressway Holding & Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	980
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,909
	Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/38	JPY	400,000	3,957

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,905
[11]	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,566
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/46	JPY	350,000	5,091
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	1,155
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/48	JPY	2,050,000	29,109
[11]	Japan Expressway Holding & Debt Repayment Agency	0.686%	7/31/48	JPY	300,000	2,903
	Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/49	JPY	900,000	8,332
[11]	Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/50	JPY	300,000	2,590
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/55	JPY	2,400,000	29,380
[11]	Japan Finance Corp.	0.001%	6/30/22	JPY	3,000,000	28,649
	Japan Finance Corp.	0.001%	7/31/24	JPY	2,050,000	19,580
[11]	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,801
[11]	Japan Finance Organization for Municipalities	0.977%	4/22/22	JPY	2,200,000	21,316
[11]	Japan Finance Organization for Municipalities	0.819%	9/16/22	JPY	1,000,000	9,699
	Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	850,000	8,242
[11]	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	14,598
[11]	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,591
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,849
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,744
[11]	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,774
[11]	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,830,000	17,630
	Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	300,000	2,935
[11]	Japan Finance Organization for Municipalities	0.835%	8/14/23	JPY	54,000	528
[11]	Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	50,000	489
[11]	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	15,393
[11]	Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	1,000,000	9,761
[11]	Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,550,000	15,150
[11]	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	3,058,000	29,901

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[11]	Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	225,000	2,186
[11]	Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	202,000	1,972
[11]	Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	1,000,000	9,706
[11]	Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	90,000	866
[11]	Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	149,700	1,431
[11]	Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	250,000	2,407
[11]	Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	1,500,000	14,413
[11]	Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	1,000,000	9,642
[11]	Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	1,000,000	9,650
	Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	2,000,000	19,288
	Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	2,000,000	19,322
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	901
	Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	2,130,000	24,161
	Japan Government Five Year Bond	0.100%	9/20/25	JPY	43,500,000	419,577
	Japan Government Forty Year Bond	0.500%	3/20/60	JPY	9,750,000	87,456
	Japan Government Thirty Year Bond	0.600%	9/20/50	JPY	1,300,000	12,309
	Japan Government Twenty Year Bond	0.400%	9/20/40	JPY	7,800,000	74,150
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,887
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,928
	Japan Housing Finance Agency	0.075%	10/20/26	JPY	4,230,000	40,341
	Major Joint Local Government Bond	0.250%	9/28/28	JPY	1,362,500	13,208
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,917
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,930
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,865
	Major Joint Local Government Bond	1.010%	2/25/22	JPY	75,000	726
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,749
	Major Joint Local Government Bond	0.820%	9/22/22	JPY	90,000	872
	Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,426
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,877
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,790
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,891
	Major Joint Local Government Bond	0.820%	8/25/23	JPY	90,000	879
	Major Joint Local Government Bond	0.680%	10/25/23	JPY	200,000	1,947
	Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	14,020
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	36,099
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,665
	Major Joint Local Government Bond	0.689%	4/25/24	JPY	250,000	2,443
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,908
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,816
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,830
	Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,874

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	14,623
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	23,321
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	2,300,000	22,369
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	1,750,000	17,043
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	35,456
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,100,000	49,866
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,600,000	25,432
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,243,700	12,173
	Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	15,625
	Major Joint Local Government Bond	0.510%	9/25/25	JPY	2,170,600	21,215
	Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,772
	Major Joint Local Government Bond	0.469%	12/25/25	JPY	5,100,000	49,788
	Major Joint Local Government Bond	0.145%	12/25/26	JPY	3,300,000	31,697
	Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,090,000	29,746
	Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	16,428
	Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,948,000	18,785
	Major Joint Local Government Bond	0.215%	10/25/27	JPY	792,400	7,652
	Major Joint Local Government Bond	0.240%	2/25/28	JPY	399,000	3,856
	Major Joint Local Government Bond	0.180%	4/25/28	JPY	5,700,000	54,847
	Major Joint Local Government Bond	0.200%	5/25/28	JPY	890,000	8,576
	Major Joint Local Government Bond	0.205%	6/23/28	JPY	1,046,000	10,083
	Major Joint Local Government Bond	0.175%	7/25/28	JPY	30,000	289
	Major Joint Local Government Bond	0.245%	8/25/28	JPY	340,000	3,287
	Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,610,000	15,458
	Major Joint Local Government Bond	0.140%	2/22/29	JPY	1,600,000	15,335
	Major Joint Local Government Bond	0.095%	2/25/30	JPY	30,000	286
	Major Joint Local Government Bond	0.150%	6/25/30	JPY	1,000,000	9,571
	Major Joint Local Government Bond	0.125%	10/25/30	JPY	400,000	3,815
	Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,735
[11]	New Kansai International Airport Co. Ltd.	0.882%	6/27/23	JPY	50,000	489
	Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,976
	Shoko Chukin Bank Ltd.	0.060%	5/27/22	JPY	4,200,000	40,107
	Tokyo Metropolitan Government	0.990%	12/20/21	JPY	103,500	999
	Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,904
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,795
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,795
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,383
	Tokyo Metropolitan Government	0.720%	12/20/23	JPY	30,000	293
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	19,529
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,825
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	190,000	1,856
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	700,000	6,813
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	140,000	1,360
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,705
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,478,000	24,102
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	7,322
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,889
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,876
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	10,737
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	670,000	6,536
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	177,400	1,696
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	19,274
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,600,000	15,196
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,137
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,086

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,779
West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	1,000,000	9,539
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	830,000	7,954
					27,367,699
Total Japan (Cost $25,795,827)					27,800,258
Jersey, C.I. (0.0%)
Sovereign Bonds (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,510	3,072
Total Jersey, C.I. (Cost $2,580)					3,072
Kazakhstan (0.0%)
Sovereign Bonds (0.0%)
Republic of Kazakhstan	1.550%	11/9/23	EUR	2,000	2,386
[2] Republic of Kazakhstan	1.550%	11/9/23	EUR	3,150	3,758
[2] Republic of Kazakhstan	0.600%	9/30/26	EUR	6,300	7,178
Republic of Kazakhstan	0.600%	9/30/26	EUR	2,500	2,848
Republic of Kazakhstan	2.375%	11/9/28	EUR	10,000	12,750
[2] Republic of Kazakhstan	1.500%	9/30/34	EUR	4,800	5,462
Total Kazakhstan (Cost $32,315)					34,382
Latvia (0.0%)
Sovereign Bonds (0.0%)
[2] Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,170
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,170
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,301
Total Latvia (Cost $3,649)					3,641
Lithuania (0.0%)
Sovereign Bonds (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	13,800	18,536
Total Lithuania (Cost $16,662)					18,536
Luxembourg (0.1%)
Corporate Bonds (0.1%)
Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	EUR	3,100	3,667
Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	14,300	17,321
Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	EUR	9,550	11,730
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	17,000	20,009
Logicor Financing Sarl	1.500%	11/14/22	EUR	7,000	8,351
Logicor Financing Sarl	2.250%	5/13/25	EUR	3,100	3,854
Logicor Financing Sarl	1.625%	7/15/27	EUR	10,000	12,061
Logicor Financing Sarl	3.250%	11/13/28	EUR	7,800	10,471
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	10,000	11,866
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	5,000	5,956
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	648
Prologis International Funding II SA	0.875%	7/9/29	EUR	6,000	7,284
SELP Finance Sarl	1.250%	10/25/23	EUR	4,100	4,914
					118,132

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.0%)
Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,851
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,218
					9,069
Total Luxembourg (Cost $120,385)					127,201
Malaysia (0.7%)
Sovereign Bonds (0.7%)
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,722
Federation of Malaysia	3.795%	9/30/22	MYR	160,000	40,034
Federation of Malaysia	3.480%	3/15/23	MYR	210,500	52,685
Federation of Malaysia	3.757%	4/20/23	MYR	100,000	25,218
Federation of Malaysia	3.800%	8/17/23	MYR	165,000	41,840
Federation of Malaysia	3.478%	6/14/24	MYR	260,000	65,970
Federation of Malaysia	4.181%	7/15/24	MYR	142,000	36,893
Federation of Malaysia	4.059%	9/30/24	MYR	54,000	14,019
Federation of Malaysia	3.882%	3/14/25	MYR	85,000	22,035
Federation of Malaysia	3.955%	9/15/25	MYR	467,000	122,306
Federation of Malaysia	4.392%	4/15/26	MYR	70,000	18,721
Federation of Malaysia	3.906%	7/15/26	MYR	129,000	33,818
Federation of Malaysia	3.900%	11/30/26	MYR	131,500	34,474
Federation of Malaysia	3.892%	3/15/27	MYR	500	131
Federation of Malaysia	3.899%	11/16/27	MYR	97,000	25,501
Federation of Malaysia	3.733%	6/15/28	MYR	256,400	66,794
Federation of Malaysia	3.885%	8/15/29	MYR	239,785	63,188
Federation of Malaysia	4.498%	4/15/30	MYR	140,500	38,793
Federation of Malaysia	4.232%	6/30/31	MYR	20,700	5,620
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	6,713
Federation of Malaysia	3.844%	4/15/33	MYR	293,550	76,423
Federation of Malaysia	4.642%	11/7/33	MYR	113,700	31,799
Federation of Malaysia	3.828%	7/5/34	MYR	212,190	55,017
Federation of Malaysia	4.254%	5/31/35	MYR	107,000	28,564
Federation of Malaysia	4.762%	4/7/37	MYR	46,600	13,026
Federation of Malaysia	4.893%	6/8/38	MYR	197,500	55,805
Federation of Malaysia	3.757%	5/22/40	MYR	140,000	35,014
Federation of Malaysia	4.935%	9/30/43	MYR	9,298	2,595
Federation of Malaysia	4.736%	3/15/46	MYR	35,000	9,451
Federation of Malaysia	4.921%	7/6/48	MYR	114,000	31,576
Federation of Malaysia	4.065%	6/15/50	MYR	28,520	7,002
Total Malaysia (Cost $1,011,699)					1,064,747
Mexico (0.7%)
Corporate Bonds (0.0%)
America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,288
America Movil SAB de CV	1.500%	3/10/24	EUR	600	733
America Movil SAB de CV	5.000%	10/27/26	GBP	2,300	3,622
America Movil SAB de CV	0.750%	6/26/27	EUR	4,300	5,137
America Movil SAB de CV	2.125%	3/10/28	EUR	5,100	6,699
America Movil SAB de CV	5.750%	6/28/30	GBP	3,900	6,839
America Movil SAB de CV	4.375%	8/7/41	GBP	7,300	12,614
[1] America Movil SAB de CV	6.375%	9/6/73	EUR	8,400	11,104
Fomento Economico Mexicano SAB de CV	1.750%	3/20/23	EUR	1,692	2,042
					55,078

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.7%)
	United Mexican States	6.500%	6/10/21	MXN	1,187,500	56,671
	United Mexican States	7.250%	12/9/21	MXN	150,000	7,284
	United Mexican States	6.500%	6/9/22	MXN	2,260,000	109,799
	United Mexican States	6.750%	3/9/23	MXN	550,000	27,155
	United Mexican States	2.750%	4/22/23	EUR	7,000	8,612
	United Mexican States	8.000%	12/7/23	MXN	1,212,600	62,347
	United Mexican States	1.625%	3/6/24	EUR	3,000	3,617
	United Mexican States	8.000%	9/5/24	MXN	1,209,000	62,964
	United Mexican States	10.000%	12/5/24	MXN	1,453,500	80,977
	United Mexican States	1.375%	1/15/25	EUR	10,770	12,753
	United Mexican States	5.750%	3/5/26	MXN	1,050,000	50,365
	United Mexican States	1.625%	4/8/26	EUR	4,105	4,853
	United Mexican States	7.500%	6/3/27	MXN	1,675,000	86,848
[1]	United Mexican States	1.350%	9/18/27	EUR	6,070	7,048
	United Mexican States	1.750%	4/17/28	EUR	16,500	19,391
	United Mexican States	3.625%	4/9/29	EUR	9,200	12,175
	United Mexican States	8.500%	5/31/29	MXN	1,610,000	88,608
[1]	United Mexican States	1.125%	1/17/30	EUR	7,630	8,309
	United Mexican States	3.375%	2/23/31	EUR	18,000	23,603
	United Mexican States	7.750%	5/29/31	MXN	765,000	40,192
	United Mexican States	7.750%	11/23/34	MXN	510,000	26,520
	United Mexican States	10.000%	11/20/36	MXN	450,000	27,794
	United Mexican States	8.500%	11/18/38	MXN	1,095,000	59,654
	United Mexican States	2.875%	4/8/39	EUR	9,885	11,798
	United Mexican States	7.750%	11/13/42	MXN	1,138,000	57,458
	United Mexican States	3.000%	3/6/45	EUR	7,500	9,112
	United Mexican States	8.000%	11/7/47	MXN	910,000	46,900
	United Mexican States	5.625%	3/19/14	GBP	6,006	8,264
	United Mexican States	4.000%	3/15/15	EUR	3,400	4,089
						1,025,160
Total Mexico (Cost $1,155,829)						1,080,238
Netherlands (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	ABN AMRO Bank NV	3.500%	9/21/22	EUR	1,100	1,379
	ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	8,863
	ABN AMRO Bank NV	2.375%	1/23/24	EUR	16,400	20,902
	ABN AMRO Bank NV	1.500%	9/30/30	EUR	21,700	29,738
	ABN AMRO Bank NV	1.000%	4/13/31	EUR	8,000	10,539
	Aegon Bank NV	0.250%	5/25/23	EUR	18,500	21,925
	Aegon Bank NV	0.750%	6/27/27	EUR	2,500	3,111
	Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	6,900	10,181
	de Volksbank NV	0.500%	1/30/26	EUR	7,400	9,035
	de Volksbank NV	0.750%	10/24/31	EUR	5,000	6,381
	Highbury Finance BV	7.017%	3/20/23	GBP	565	802
	ING Bank NV	3.375%	1/10/22	EUR	11,100	13,532
	ING Bank NV	1.875%	5/22/23	EUR	17,400	21,520
	Nationale-Nederlanden Bank NV	0.250%	2/27/24	EUR	11,000	13,103
	NIBC Bank NV	0.250%	4/22/22	EUR	31,235	36,732
[1]	NIBC Bank NV	0.625%	6/1/58	EUR	11,600	14,245
						221,988

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.7%)
	ABN AMRO Bank NV	4.125%	3/28/22	EUR	1,100	1,361
	ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	709
	ABN AMRO Bank NV	1.375%	6/7/22	GBP	3,200	4,209
	ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	8,441
	ABN AMRO Bank NV	0.500%	7/17/23	EUR	3,000	3,561
	ABN AMRO Bank NV	2.500%	11/29/23	EUR	4,100	5,170
	ABN AMRO Bank NV	0.875%	1/15/24	EUR	6,000	7,219
	ABN AMRO Bank NV	1.250%	5/28/25	EUR	13,700	16,655
	ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,248
	ABN AMRO Bank NV	0.600%	1/15/27	EUR	5,000	5,913
	ABN AMRO Bank NV	1.375%	1/10/34	EUR	14,300	19,986
	ABN AMRO Bank NV	1.375%	1/12/37	EUR	21,900	31,403
	ABN AMRO Bank NV	1.450%	4/12/38	EUR	3,500	5,127
	ABN AMRO Bank NV	1.125%	4/23/39	EUR	5,000	7,045
	Aegon Bank NV	0.375%	11/21/24	EUR	10,000	12,020
	Aegon NV	1.000%	12/8/23	EUR	1,100	1,323
	Aegon NV	6.625%	12/16/39	GBP	900	2,011
[1]	Aegon NV	4.000%	4/25/44	EUR	2,000	2,486
	Akzo Nobel NV	1.750%	11/7/24	EUR	3,600	4,519
	Akzo Nobel NV	1.125%	4/8/26	EUR	4,100	5,137
	ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,286
	ASML Holding NV	1.375%	7/7/26	EUR	10,800	13,642
	ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,810
[1]	ASR Nederland NV	5.125%	9/29/45	EUR	3,000	4,002
[1]	ASR Nederland NV	3.375%	5/2/49	EUR	6,149	7,644
	Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	14,150	16,490
	Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	23,800	29,169
	Cooperatieve Rabobank UA	2.250%	3/23/22	GBP	500	665
	Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,600	7,048
	Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,016
	Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,401
	Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	12,215	14,463
	Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,750	7,152
	Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	3,350	4,290
	Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	17,300	20,596
	Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	4,000	5,293
	Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	20,000	27,965
	Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	5,800	7,216
	Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	800	662
	Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	5,187
	Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	4,400	5,576
	Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	15,612	25,050
	Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	11,100	14,126
	Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	10,000	12,824
	Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	9,500	14,967
	Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	7,108	11,982
	Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	7,500	10,193
	Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	5,000	6,634
	Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,719
	de Volksbank NV	0.750%	5/18/27	EUR	5,000	6,251
[1]	Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	24,034	32,058
	EXOR NV	2.500%	10/8/24	EUR	10,000	12,590
	EXOR NV	1.750%	1/18/28	EUR	5,300	6,549

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Heineken NV	1.500%	12/7/24	EUR	5,100	6,324
	Heineken NV	1.625%	3/30/25	EUR	15,000	18,732
	Heineken NV	2.875%	8/4/25	EUR	5,900	7,823
	Heineken NV	1.375%	1/29/27	EUR	10,100	12,736
	Heineken NV	1.500%	10/3/29	EUR	500	650
	ING Bank NV	4.875%	1/18/21	EUR	1,300	1,531
	ING Bank NV	0.375%	11/26/21	EUR	6,400	7,514
	ING Bank NV	4.500%	2/21/22	EUR	13,200	16,339
	ING Bank NV	0.875%	4/11/28	EUR	15,600	19,888
	ING Groep NV	0.750%	3/9/22	EUR	36,300	42,756
	ING Groep NV	1.000%	9/20/23	EUR	6,100	7,316
	ING Groep NV	1.125%	2/14/25	EUR	14,400	17,481
	ING Groep NV	2.125%	1/10/26	EUR	15,000	19,217
	ING Groep NV	3.000%	2/18/26	GBP	7,000	9,891
	ING Groep NV	1.375%	1/11/28	EUR	300	378
	ING Groep NV	2.000%	9/20/28	EUR	6,700	8,847
[1]	ING Groep NV	2.500%	2/15/29	EUR	10,000	12,252
[1]	ING Groep NV	1.625%	9/26/29	EUR	26,700	31,707
	Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	124
	Koninklijke DSM NV	2.375%	4/3/24	EUR	1,700	2,147
	Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,920
	Koninklijke DSM NV	0.750%	9/28/26	EUR	100	123
	Koninklijke KPN NV	4.250%	3/1/22	EUR	100	122
	Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	11,800
	Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,450
	Koninklijke KPN NV	5.750%	9/17/29	GBP	5,415	8,524
	Koninklijke Philips NV	0.500%	5/22/26	EUR	100	120
	Koninklijke Philips NV	1.375%	5/2/28	EUR	7,700	9,893
	Koninklijke Philips NV	2.000%	3/30/30	EUR	10,000	13,418
	LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,575	1,852
	Nationale-Nederlanden Bank NV	0.500%	10/10/24	EUR	800	965
	Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	13,200	15,628
	Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	7,700	9,413
	NIBC Bank NV	1.500%	1/31/22	EUR	17,954	21,294
	NIBC Bank NV	1.125%	4/19/23	EUR	24,300	28,879
	NIBC Bank NV	3.125%	11/15/23	GBP	12,000	16,133
	NIBC Bank NV	0.875%	7/8/25	EUR	12,800	15,005
	NIBC Bank NV	0.500%	3/19/27	EUR	15,300	18,723
	NIBC Bank NV	1.000%	9/11/28	EUR	5,000	6,381
	NIBC Bank NV	0.010%	10/15/29	EUR	10,000	11,822
	NN Group NV	1.000%	3/18/22	EUR	22,200	26,246
	NN Group NV	0.875%	1/13/23	EUR	500	592
	NN Group NV	1.625%	6/1/27	EUR	330	419
[1]	NN Group NV	4.625%	1/13/48	EUR	8,400	11,405
[1]	NN Group NV	4.375%	12/31/49	EUR	1,000	1,254
	PostNL NV	1.000%	11/21/24	EUR	1,900	2,286
	PostNL NV	0.625%	9/23/26	EUR	5,000	5,978
[2]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,000	6,153
	Shell International Finance BV	1.250%	3/15/22	EUR	400	476
	Shell International Finance BV	1.000%	4/6/22	EUR	200	237
	Shell International Finance BV	1.125%	4/7/24	EUR	10,500	12,790
	Shell International Finance BV	0.375%	2/15/25	EUR	23,600	28,162
	Shell International Finance BV	1.625%	1/20/27	EUR	24,431	31,330

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Shell International Finance BV	0.125%	11/8/27	EUR	5,000	5,860
	Shell International Finance BV	1.250%	5/12/28	EUR	600	759
	Shell International Finance BV	0.750%	8/15/28	EUR	10,000	12,227
	Shell International Finance BV	1.000%	12/10/30	GBP	7,000	8,916
	Shell International Finance BV	1.875%	4/7/32	EUR	10,000	13,395
	Shell International Finance BV	0.875%	11/8/39	EUR	9,900	11,385
	Shell International Finance BV	1.750%	9/10/52	GBP	5,000	6,167
	Vesteda Finance BV	1.500%	5/24/27	EUR	4,000	4,982
	Wolters Kluwer NV	2.875%	3/21/23	EUR	5,000	6,246
						1,135,442
Sovereign Bonds (1.9%)
	Alliander NV	2.875%	6/14/24	EUR	500	649
	BNG Bank NV	1.875%	1/14/21	EUR	12,000	14,041
	BNG Bank NV	0.375%	1/14/22	EUR	15,000	17,667
	BNG Bank NV	0.500%	8/26/22	EUR	37,000	43,939
	BNG Bank NV	2.250%	8/30/22	EUR	5,000	6,122
	BNG Bank NV	4.750%	3/6/23	AUD	18,700	14,485
	BNG Bank NV	3.875%	5/26/23	EUR	28,000	36,349
	BNG Bank NV	5.250%	5/20/24	AUD	8,000	6,578
	BNG Bank NV	0.250%	6/7/24	EUR	6,000	7,187
	BNG Bank NV	0.050%	7/13/24	EUR	25,000	29,737
	BNG Bank NV	1.125%	9/4/24	EUR	1,400	1,734
	BNG Bank NV	0.200%	11/9/24	EUR	20,000	23,967
	BNG Bank NV	0.500%	4/16/25	EUR	19,500	23,748
	BNG Bank NV	0.250%	5/7/25	EUR	28,550	34,392
	BNG Bank NV	3.250%	7/15/25	AUD	10,150	8,034
	BNG Bank NV	1.625%	8/26/25	GBP	500	691
	BNG Bank NV	1.000%	1/12/26	EUR	15,000	18,819
	BNG Bank NV	0.125%	4/11/26	EUR	7,300	8,774
	BNG Bank NV	3.250%	8/24/26	AUD	500	402
	BNG Bank NV	0.625%	6/19/27	EUR	14,800	18,396
	BNG Bank NV	3.500%	7/19/27	AUD	7,800	6,422
	BNG Bank NV	0.750%	1/11/28	EUR	23,100	29,075
	BNG Bank NV	3.300%	7/17/28	AUD	19,800	16,248
	BNG Bank NV	5.200%	12/7/28	GBP	3,200	5,642
	BNG Bank NV	0.750%	1/24/29	EUR	5,000	6,344
	BNG Bank NV	0.100%	1/15/30	EUR	15,000	18,089
	BNG Bank NV	1.375%	10/21/30	EUR	6,000	8,097
	BNG Bank NV	0.125%	7/9/35	EUR	15,000	17,880
	BNG Bank NV	0.875%	10/17/35	EUR	5,000	6,606
	BNG Bank NV	1.500%	3/29/38	EUR	3,000	4,340
	BNG Bank NV	1.500%	7/15/39	EUR	4,000	5,884
[1]	Eneco Holding NV	3.250%	12/29/49	EUR	3,600	4,280
	Enexis Holding NV	0.750%	7/2/31	EUR	9,000	11,104
[2]	Kingdom of Netherlands	0.000%	1/15/22	EUR	115,550	135,786
[2]	Kingdom of Netherlands	2.250%	7/15/22	EUR	57,850	70,855
[2]	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,280	13,175
[2]	Kingdom of Netherlands	1.750%	7/15/23	EUR	147,650	183,827
[2]	Kingdom of Netherlands	0.000%	1/15/24	EUR	26,500	31,635
[2]	Kingdom of Netherlands	2.000%	7/15/24	EUR	72,500	93,213
[2]	Kingdom of Netherlands	0.250%	7/15/25	EUR	107,220	130,865
[2]	Kingdom of Netherlands	0.750%	7/15/27	EUR	71,550	91,490
	Kingdom of Netherlands	5.500%	1/15/28	EUR	45,780	77,539
[2]	Kingdom of Netherlands	0.750%	7/15/28	EUR	100,582	129,984

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Kingdom of Netherlands	0.250%	7/15/29	EUR	158,500	198,324
[2]	Kingdom of Netherlands	0.000%	7/15/30	EUR	200,000	244,895
[2]	Kingdom of Netherlands	2.500%	1/15/33	EUR	40,500	64,617
[2]	Kingdom of Netherlands	4.000%	1/15/37	EUR	76,410	153,394
[2]	Kingdom of Netherlands	0.500%	1/15/40	EUR	95,751	128,066
[2]	Kingdom of Netherlands	3.750%	1/15/42	EUR	108,870	238,174
[2]	Kingdom of Netherlands	2.750%	1/15/47	EUR	44,707	93,597
[2]	Kingdom of Netherlands	0.000%	1/15/52	EUR	45,000	54,458
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,470
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,829
	Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,714	8,299
	Nederlandse Gasunie NV	0.375%	10/3/31	EUR	3,000	3,578
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	5,870
	Nederlandse Waterschapsbank NV	0.875%	12/20/21	GBP	2,500	3,265
	Nederlandse Waterschapsbank NV	3.000%	3/28/22	EUR	2,000	2,446
	Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	13,805
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,491
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	25,000	29,810
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	8,500	6,963
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	1,400	1,247
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	3,500	2,787
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	8,980	7,192
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	14,399
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	6,000	7,696
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	4,000	3,313
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	4,500	3,716
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	5,500	6,870
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	9,400
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	19,539
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	25,099
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	5,000	7,301
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	42,300	55,046
	Stedin Holding NV	0.875%	10/24/25	EUR	29,200	35,583
	Stedin Holding NV	1.375%	9/19/28	EUR	5,000	6,371
	TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,851
	TenneT Holding BV	1.000%	6/13/26	EUR	200	247
	TenneT Holding BV	1.375%	6/5/28	EUR	26,300	33,771
	TenneT Holding BV	1.375%	6/26/29	EUR	10,523	13,646
	TenneT Holding BV	1.250%	10/24/33	EUR	100	132
	TenneT Holding BV	1.500%	6/3/39	EUR	18,630	25,529
						2,957,177
Total Netherlands (Cost $3,948,609)						4,314,607
New Zealand (0.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,903
	ASB Finance Ltd.	0.125%	10/18/23	EUR	4,900	5,787
	ASB Finance Ltd.	0.625%	10/18/24	EUR	3,625	4,388
	ASB Finance Ltd.	0.750%	10/9/25	EUR	5,000	6,134
	BNZ International Funding Ltd.	0.625%	7/3/25	EUR	15,000	18,270
	Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	10,000	12,003
						52,485

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.1%)
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	24,555
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	5,100	6,030
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	1,200	1,932
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,788
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	300	247
Housing New Zealand Ltd.	2.247%	10/5/26	NZD	26,550	19,294
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	5,800	6,463
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	8,000	9,423
					69,732
Sovereign Bonds (0.3%)
Auckland Council	0.625%	11/13/24	EUR	10,000	12,104
Auckland Council	3.500%	3/9/26	AUD	500	392
Auckland Council	0.125%	9/26/29	EUR	3,100	3,629
Housing New Zealand Ltd.	3.360%	6/12/25	NZD	10,650	7,997
New Zealand	5.500%	4/15/23	NZD	25,000	18,760
New Zealand	0.500%	5/15/24	NZD	70,000	47,069
New Zealand	2.750%	4/15/25	NZD	86,500	64,077
New Zealand	4.500%	4/15/27	NZD	56,000	47,240
New Zealand	3.000%	4/20/29	NZD	89,500	72,006
New Zealand	1.500%	5/15/31	NZD	57,000	41,330
New Zealand	3.500%	4/14/33	NZD	40,000	35,243
New Zealand	2.750%	4/15/37	NZD	52,235	43,703
New Zealand	1.750%	5/15/41	NZD	25,000	18,037
New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	11,200	7,913
New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	9,000	6,590
New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	10,000	7,000
New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	20,000	13,947
New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	14,472	12,085
New Zealand Local Government Funding Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,734
New Zealand Local Government Funding Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,656
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	320	257
					464,769
Total New Zealand (Cost $550,851)					586,986
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	21,289
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	15,894
DNB Boligkreditt AS	0.250%	4/18/23	EUR	11,900	14,121
DNB Boligkreditt AS	0.375%	11/20/24	EUR	10,000	12,056
DNB Boligkreditt AS	0.625%	6/19/25	EUR	100	123
DNB Boligkreditt AS	0.625%	1/14/26	EUR	15,000	18,430
DNB Boligkreditt AS	0.250%	9/7/26	EUR	20,100	24,290
Eika Boligkreditt AS	2.125%	1/30/23	EUR	12,000	14,809
Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	119
Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,600	1,930

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	15,000	17,600
	SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,928
	Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	10,000	12,251
	Sparebanken Vest Boligkreditt AS	0.500%	2/12/26	EUR	19,900	24,301
	SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	11,965
						201,106
Corporate Bonds (0.1%)
	DNB Bank ASA	4.250%	1/18/22	EUR	300	369
	DNB Bank ASA	0.600%	9/25/23	EUR	6,000	7,152
[1]	DNB Bank ASA	1.125%	3/20/28	EUR	9,300	11,034
	Norsk Hydro ASA	1.125%	4/11/25	EUR	1,200	1,407
	Santander Consumer Bank AS	0.875%	1/21/22	EUR	500	588
	Santander Consumer Bank AS	0.750%	3/1/23	EUR	27,800	32,987
	Santander Consumer Bank AS	0.125%	9/11/24	EUR	13,000	15,135
	SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	11,750	13,974
	SpareBank 1 Boligkreditt AS	0.125%	5/14/26	EUR	10,000	11,983
	SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	2,000	2,417
	SpareBank 1 Boligkreditt AS	1.000%	1/30/29	EUR	10,000	12,869
	SpareBank 1 Boligkreditt AS	0.125%	11/5/29	EUR	10,000	12,009
	Sparebank 1 Oestlandet	0.875%	3/13/23	EUR	100	119
	SpareBank 1 SMN	0.500%	3/9/22	EUR	3,100	3,642
	SpareBank 1 SMN	0.750%	7/3/23	EUR	2,700	3,212
	SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	8,470	9,922
	SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	4,000	4,744
	SR-Boligkreditt AS	0.375%	10/3/24	EUR	1,600	1,925
[1]	Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	129
						145,617
Sovereign Bonds (0.4%)
	Avinor AS	1.000%	4/29/25	EUR	100	121
	Equinor ASA	2.875%	9/10/25	EUR	11,400	15,269
	Equinor ASA	0.750%	11/9/26	EUR	14,300	17,445
	Equinor ASA	1.250%	2/17/27	EUR	18,600	23,364
	Equinor ASA	6.125%	11/27/28	GBP	200	359
	Equinor ASA	6.875%	3/11/31	GBP	7,150	14,331
	Equinor ASA	1.375%	5/22/32	EUR	14,650	18,826
	Equinor ASA	1.625%	2/17/35	EUR	5,100	6,865
	Equinor ASA	1.625%	11/9/36	EUR	2,000	2,719
[2]	Kingdom of Norway	3.750%	5/25/21	NOK	231,275	24,718
[2]	Kingdom of Norway	2.000%	5/24/23	NOK	392,915	43,025
[2]	Kingdom of Norway	3.000%	3/14/24	NOK	567,600	64,868
[2]	Kingdom of Norway	1.750%	3/13/25	NOK	175,000	19,438
[2]	Kingdom of Norway	1.500%	2/19/26	NOK	130,000	14,390
[2]	Kingdom of Norway	1.750%	2/17/27	NOK	153,000	17,281
[2]	Kingdom of Norway	2.000%	4/26/28	NOK	200,000	23,154
[2]	Kingdom of Norway	1.750%	9/6/29	NOK	356,904	40,963
[2]	Kingdom of Norway	1.375%	8/19/30	NOK	597,259	66,682
	Kommunalbanken AS	4.500%	7/18/22	AUD	3,700	2,787
	Kommunalbanken AS	4.500%	4/17/23	AUD	7,948	6,155
	Kommunalbanken AS	2.700%	9/5/23	AUD	800	599
	Kommunalbanken AS	1.500%	12/15/23	GBP	15,000	20,189
	Kommunalbanken AS	5.250%	7/15/24	AUD	6,270	5,187
	Kommunalbanken AS	4.250%	7/16/25	AUD	1,000	824
	Kommunalbanken AS	0.625%	4/20/26	EUR	8,000	9,836
	Kommunalbanken AS	3.000%	12/9/26	AUD	9,000	7,171

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kommunalbanken AS	0.875%	5/24/27	EUR	28,700	36,086
Kommunalbanken AS	3.400%	7/24/28	AUD	8,000	6,618
Kommunalbanken AS	0.050%	10/24/29	EUR	9,400	11,189
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,071
Statkraft AS	1.125%	3/20/25	EUR	15,000	18,357
Statkraft AS	1.500%	3/26/30	EUR	2,710	3,499
Statnett SF	0.875%	3/8/25	EUR	5,000	6,063
Statnett SF	1.250%	4/26/30	EUR	3,870	4,960
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,115
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,134
Telenor ASA	0.750%	5/31/26	EUR	16,200	19,716
Telenor ASA	1.125%	5/31/29	EUR	16,450	20,725
					606,099
Total Norway (Cost $955,677)					952,822
Peru (0.2%)
Sovereign Bonds (0.2%)
Republic of Peru	5.200%	9/12/23	PEN	4,325	1,348
Republic of Peru	5.700%	8/12/24	PEN	25,355	8,245
Republic of Peru	2.750%	1/30/26	EUR	14,000	18,138
Republic of Peru	8.200%	8/12/26	PEN	63,040	23,427
Republic of Peru	6.350%	8/12/28	PEN	66,780	22,574
Republic of Peru	5.940%	2/12/29	PEN	90,750	29,943
Republic of Peru	3.750%	3/1/30	EUR	8,000	11,541
Republic of Peru	6.950%	8/12/31	PEN	72,125	24,587
Republic of Peru	6.150%	8/12/32	PEN	80,845	25,792
Republic of Peru	5.400%	8/12/34	PEN	73,250	21,306
Republic of Peru	6.900%	8/12/37	PEN	77,230	25,252
Republic of Peru	5.350%	8/12/40	PEN	49,500	13,332
Republic of Peru	6.850%	2/12/42	PEN	17,630	5,595
Republic of Peru	6.714%	2/12/55	PEN	10,725	3,410
Total Peru (Cost $239,240)					234,490
Philippines (0.0%)
Sovereign Bonds (0.0%)
Republic of the Philippines	0.875%	5/17/27	EUR	7,860	9,158
Republic of the Philippines	0.700%	2/3/29	EUR	5,100	5,833
Total Philippines (Cost $14,492)					14,991
Poland (0.5%)
Corporate Bonds (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	5,700	6,894

Sovereign Bonds (0.5%)
[12] Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,185	6,392
[12] Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	4,000	5,051
[12] Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	5,130	6,470
[12] Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	900	1,184
Republic of Poland	2.000%	4/25/21	PLN	4,500	1,148
Republic of Poland	0.500%	12/20/21	EUR	500	586
Republic of Poland	4.500%	1/18/22	EUR	6,500	8,016
Republic of Poland	2.250%	4/25/22	PLN	353,000	92,113
Republic of Poland	5.750%	9/23/22	PLN	42,500	11,903
Republic of Poland	3.750%	1/19/23	EUR	4,600	5,836
Republic of Poland	2.500%	1/25/23	PLN	144,000	38,389

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Poland	4.000%	10/25/23	PLN	209,375	59,154
Republic of Poland	3.000%	1/15/24	EUR	400	515
Republic of Poland	2.500%	4/25/24	PLN	109,940	30,037
Republic of Poland	3.375%	7/9/24	EUR	6,000	7,927
Republic of Poland	2.250%	10/25/24	PLN	50,000	13,651
Republic of Poland	5.250%	1/20/25	EUR	7,400	10,650
Republic of Poland	0.000%	2/10/25	EUR	15,000	17,590
Republic of Poland	0.750%	4/25/25	PLN	125,000	32,100
Republic of Poland	3.250%	7/25/25	PLN	131,000	37,556
Republic of Poland	1.500%	9/9/25	EUR	5,000	6,307
Republic of Poland	1.500%	1/19/26	EUR	40,800	51,759
Republic of Poland	2.500%	7/25/26	PLN	257,000	71,742
Republic of Poland	1.125%	8/7/26	EUR	3,500	4,388
Republic of Poland	0.875%	5/10/27	EUR	32,800	40,625
Republic of Poland	2.500%	7/25/27	PLN	155,000	43,493
Republic of Poland	1.375%	10/22/27	EUR	4,050	5,198
Republic of Poland	2.750%	4/25/28	PLN	263,290	75,391
Republic of Poland	1.000%	10/25/28	EUR	2,900	3,667
Republic of Poland	5.750%	4/25/29	PLN	25,850	9,147
Republic of Poland	2.750%	10/25/29	PLN	128,020	36,968
Republic of Poland	1.250%	10/25/30	PLN	100,000	25,478
Republic of Poland	2.375%	1/18/36	EUR	13,313	19,810
Republic of Poland	2.000%	10/25/46	EUR	300	454
Republic of Poland	4.000%	4/25/47	PLN	63,954	24,215
					804,910
Total Poland (Cost $770,648)					811,804
Portugal (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	9,200	11,891
Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	5,794
					17,685
Corporate Bonds (0.1%)
Banco Comercial Portugues SA	0.750%	5/31/22	EUR	700	829
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	122
Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	243
Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,300	17,119
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	16,600	21,092
EDP Finance BV	2.625%	1/18/22	EUR	20,955	25,226
EDP Finance BV	2.375%	3/23/23	EUR	800	989
EDP Finance BV	1.875%	9/29/23	EUR	8,900	10,967
EDP Finance BV	8.625%	1/4/24	GBP	9,005	14,408
EDP Finance BV	1.125%	2/12/24	EUR	11,400	13,811
EDP Finance BV	2.000%	4/22/25	EUR	11,700	14,848
EDP Finance BV	1.875%	10/13/25	EUR	1,200	1,530
EDP Finance BV	0.375%	9/16/26	EUR	10,000	11,837
EDP Finance BV	1.500%	11/22/27	EUR	2,875	3,639
Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	2,600	3,124
Ren Finance BV	1.750%	1/18/28	EUR	2,650	3,383
					143,167
Sovereign Bonds (0.6%)
[2] Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	63,184	78,339
[2] Portuguese Republic	4.950%	10/25/23	EUR	43,100	58,437
[2] Portuguese Republic	5.650%	2/15/24	EUR	80,000	112,207

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Portuguese Republic	2.875%	10/15/25	EUR	81,086	109,983
	Portuguese Republic	4.125%	4/14/27	EUR	33,009	49,431
[2]	Portuguese Republic	0.700%	10/15/27	EUR	43,724	54,086
[2]	Portuguese Republic	1.950%	6/15/29	EUR	114,129	155,778
[2]	Portuguese Republic	3.875%	2/15/30	EUR	40,000	63,196
[2]	Portuguese Republic	0.475%	10/18/30	EUR	75,000	90,623
[2]	Portuguese Republic	2.250%	4/18/34	EUR	70,000	102,002
[2]	Portuguese Republic	4.100%	4/15/37	EUR	16,700	30,578
[2]	Portuguese Republic	4.100%	2/15/45	EUR	44,000	88,422
						993,082
Total Portugal (Cost $1,024,402)						1,153,934
Romania (0.1%)
Corporate Bonds (0.0%)
	NE Property BV	1.875%	10/9/26	EUR	6,000	6,408

Sovereign Bonds (0.1%)
	Republic of Romania	3.625%	4/24/24	EUR	5,200	6,691
	Republic of Romania	2.750%	10/29/25	EUR	16,885	21,421
[2]	Republic of Romania	2.750%	2/26/26	EUR	3,720	4,687
[2]	Republic of Romania	2.000%	12/8/26	EUR	3,650	4,456
	Republic of Romania	2.375%	4/19/27	EUR	22,500	28,052
	Republic of Romania	2.875%	5/26/28	EUR	33,525	43,091
	Republic of Romania	2.500%	2/8/30	EUR	7,000	8,627
[2]	Republic of Romania	3.624%	5/26/30	EUR	3,120	4,163
	Republic of Romania	2.124%	7/16/31	EUR	3,050	3,601
[2]	Republic of Romania	2.124%	7/16/31	EUR	4,310	5,081
[2]	Republic of Romania	2.000%	1/28/32	EUR	4,500	5,239
	Republic of Romania	3.875%	10/29/35	EUR	8,000	10,818
	Republic of Romania	4.125%	3/11/39	EUR	3,000	4,120
	Republic of Romania	4.625%	4/3/49	EUR	10,000	14,353
[2]	Republic of Romania	4.625%	4/3/49	EUR	8,485	12,242
[2]	Republic of Romania	3.375%	1/28/50	EUR	10,000	12,123
						188,765
Total Romania (Cost $180,023)						195,173
Russia (0.4%)
Sovereign Bonds (0.4%)
	Gazprom OAO Via Gaz Capital SA	2.750%	11/30/21	CHF	2,100	2,340
	Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	EUR	500	607
	Gazprom OAO Via Gaz Capital SA	2.949%	1/24/24	EUR	500	602
	Gazprom OAO Via Gaz Capital SA	4.250%	4/6/24	GBP	3,643	4,973
	Russian Federation	7.000%	12/15/21	RUB	450,000	5,820
	Russian Federation	7.600%	7/20/22	RUB	2,600,000	34,230
	Russian Federation	7.400%	12/7/22	RUB	745,000	9,904
	Russian Federation	7.000%	1/25/23	RUB	1,525,000	20,145
	Russian Federation	7.000%	8/16/23	RUB	3,070,000	40,861
	Russian Federation	6.500%	2/28/24	RUB	2,582,000	33,957
	Russian Federation	7.400%	7/17/24	RUB	2,749,000	37,266
	Russian Federation	7.100%	10/16/24	RUB	300,000	4,038
	Russian Federation	7.150%	11/12/25	RUB	900,000	12,190
[2]	Russian Federation	2.875%	12/4/25	EUR	12,300	15,718
	Russian Federation	2.875%	12/4/25	EUR	100	128
	Russian Federation	7.950%	10/7/26	RUB	2,350,000	33,262

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Russian Federation	8.150%	2/3/27	RUB	4,454,500	63,692
Russian Federation	6.000%	10/6/27	RUB	1,700,000	21,697
Russian Federation	7.050%	1/19/28	RUB	2,650,000	35,924
Russian Federation	6.900%	5/23/29	RUB	2,899,000	38,757
Russian Federation	7.650%	4/10/30	RUB	3,000,000	41,983
Russian Federation	7.700%	3/23/33	RUB	1,840,000	25,795
Russian Federation	7.250%	5/10/34	RUB	3,535,500	48,101
Russian Federation	7.700%	3/16/39	RUB	850,000	12,151
Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	2,000	3,481
Total Russia (Cost $645,349)					547,622
Saudi Arabia (0.0%)
Sovereign Bonds (0.0%)
[2] Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	10,000	11,805
Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	14,600	17,961
Total Saudi Arabia (Cost $28,716)					29,766
Singapore (0.5%)
Corporate Bonds (0.0%)
DBS Bank Ltd.	0.375%	1/23/24	EUR	11,000	13,125
[1] DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	5,000	5,934
[1] DBS Group Holdings Ltd.	3.980%	12/31/49	SGD	1,750	1,365
Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	2,060	2,441
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	10,000	12,146
[1] Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/49	SGD	2,750	2,141
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	12,500	15,053
					52,205
Sovereign Bonds (0.5%)
Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,396
Housing & Development Board	2.505%	6/27/24	SGD	2,000	1,565
Housing & Development Board	3.100%	7/24/24	SGD	9,250	7,392
Housing & Development Board	2.495%	3/11/26	SGD	2,000	1,594
Housing & Development Board	2.035%	9/16/26	SGD	9,750	7,615
Housing & Development Board	2.675%	1/22/29	SGD	5,000	4,109
Housing & Development Board	2.598%	10/30/29	SGD	6,000	4,928
Housing & Development Board	3.080%	5/31/30	SGD	15,000	12,843
Housing & Development Board	2.545%	7/4/31	SGD	2,750	2,264
Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,946
Republic of Singapore	3.125%	9/1/22	SGD	69,000	53,144
Republic of Singapore	1.750%	2/1/23	SGD	100,000	75,616
Republic of Singapore	2.750%	7/1/23	SGD	10,150	7,911
Republic of Singapore	2.000%	2/1/24	SGD	55,000	42,410
Republic of Singapore	3.000%	9/1/24	SGD	16,500	13,278
Republic of Singapore	2.375%	6/1/25	SGD	60,000	47,723
Republic of Singapore	2.125%	6/1/26	SGD	21,240	16,869
Republic of Singapore	3.500%	3/1/27	SGD	55,400	47,692
Republic of Singapore	2.625%	5/1/28	SGD	121,475	101,000
Republic of Singapore	2.875%	7/1/29	SGD	13,435	11,512
Republic of Singapore	2.875%	9/1/30	SGD	29,600	25,792
Republic of Singapore	3.375%	9/1/33	SGD	32,000	30,088
Republic of Singapore	2.250%	8/1/36	SGD	35,500	30,165
Republic of Singapore	2.375%	7/1/39	SGD	39,600	34,760
Republic of Singapore	2.750%	4/1/42	SGD	21,485	20,329
Republic of Singapore	2.750%	3/1/46	SGD	47,250	46,539

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Singapore	1.875%	3/1/50	SGD	9,000	7,831
Temasek Financial I Ltd.	0.500%	3/1/22	EUR	16,200	18,999
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	22,000	25,767
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	6,500	14,080
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,000	2,695
					738,852
Total Singapore (Cost $735,292)					791,057
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Slovak Republic	3.000%	2/28/23	EUR	5,000	6,300
Slovak Republic	0.000%	11/13/23	EUR	62,800	74,393
Slovak Republic	3.375%	11/15/24	EUR	20,000	27,075
Slovak Republic	0.250%	5/14/25	EUR	10,000	12,080
Slovak Republic	0.625%	5/22/26	EUR	13,000	16,101
Slovak Republic	1.375%	1/21/27	EUR	21,200	27,617
Slovak Republic	1.000%	6/12/28	EUR	33,770	43,799
Slovak Republic	3.625%	1/16/29	EUR	3,000	4,665
Slovak Republic	0.750%	4/9/30	EUR	15,825	20,380
Slovak Republic	1.625%	1/21/31	EUR	14,500	20,308
Slovak Republic	1.000%	5/14/32	EUR	25,000	33,340
Slovak Republic	1.875%	3/9/37	EUR	10,150	15,374
Slovak Republic	2.000%	10/17/47	EUR	6,125	10,279
Slovak Republic	2.250%	6/12/68	EUR	2,500	5,103
Total Slovakia (Cost $283,751)					316,814
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,376
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,578
Republic of Slovenia	2.125%	7/28/25	EUR	5,000	6,535
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	12,144
Republic of Slovenia	1.250%	3/22/27	EUR	14,000	17,972
Republic of Slovenia	1.000%	3/6/28	EUR	35,000	44,760
Republic of Slovenia	1.188%	3/14/29	EUR	10,000	13,029
Republic of Slovenia	0.275%	1/14/30	EUR	15,000	18,155
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	16,827
Republic of Slovenia	1.750%	11/3/40	EUR	10,000	14,930
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	19,352
Total Slovenia (Cost $153,863)					182,658
South Africa (0.0%)
Corporate Bonds (0.0%)
Anglo American Capital plc	3.500%	3/28/22	EUR	11,849	14,491
Anglo American Capital plc	1.625%	9/18/25	EUR	250	307
Anglo American Capital plc	1.625%	3/11/26	EUR	200	245
Investec plc	4.500%	5/5/22	GBP	4,000	5,386
Total South Africa (Cost $20,571)					20,429

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
South Korea (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
[2]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	4,800	5,756
[2]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	5,000	5,886
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	48,800	57,453
[2]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	14,500	17,080
						86,175
Corporate Bonds (0.0%)
[2]	LG Chem Ltd.	0.500%	4/15/23	EUR	1,100	1,289
	Shinhan Bank Co. Ltd.	1.340%	8/27/22	KRW	6,000,000	5,320
						6,609
Sovereign Bonds (2.7%)
	Bank of Korea	0.710%	8/2/22	KRW	30,000,000	26,362
	Export-Import Bank of Korea	0.500%	5/30/22	EUR	4,961	5,804
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	1,000	1,193
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	10,000	11,888
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	850	695
	Korea Development Bank	0.625%	7/17/23	EUR	13,475	15,871
	Korea Gas Corp.	0.000%	11/28/23	CHF	4,000	4,385
	Korea Monetary Stabilization Bond	1.400%	12/2/21	KRW	75,000,000	66,536
	Korea Monetary Stabilization Bond	1.285%	2/2/22	KRW	68,500,000	60,729
	Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,644
	Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,832
	Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,712
	Republic of Korea	1.250%	7/31/21	KRW	20,000,000	17,712
	Republic of Korea	1.250%	8/31/21	KRW	17,000,000	15,062
	Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,868
	Republic of Korea	1.500%	11/30/21	KRW	40,000,000	35,575
	Republic of Korea	2.000%	12/10/21	KRW	105,000,000	93,864
	Republic of Korea	1.500%	12/31/21	KRW	40,000,000	35,595
	Republic of Korea	1.875%	3/10/22	KRW	200,000,000	178,956
	Republic of Korea	1.625%	6/10/22	KRW	70,000,000	62,521
	Republic of Korea	2.000%	9/10/22	KRW	40,000,000	36,015
	Republic of Korea	1.250%	12/10/22	KRW	50,000,000	44,430
	Republic of Korea	2.375%	3/10/23	KRW	160,000,000	145,810
	Republic of Korea	3.000%	3/10/23	KRW	84,000,000	77,624
	Republic of Korea	1.000%	6/10/23	KRW	258,000,000	227,743
	Republic of Korea	2.250%	9/10/23	KRW	115,000,000	104,925
	Republic of Korea	3.375%	9/10/23	KRW	40,000,000	37,607
	Republic of Korea	1.875%	3/10/24	KRW	115,000,000	104,001
	Republic of Korea	1.750%	4/30/24	KRW	8,800,000	7,935
	Republic of Korea	1.375%	9/10/24	KRW	50,000,000	44,426
	Republic of Korea	3.000%	9/10/24	KRW	95,000,000	89,489
	Republic of Korea	1.500%	3/10/25	KRW	80,000,000	71,385
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	72,794
	Republic of Korea	1.125%	9/10/25	KRW	80,000,000	70,105
	Republic of Korea	0.000%	9/16/25	EUR	12,390	14,584
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	27,731
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	15,187
	Republic of Korea	1.875%	6/10/26	KRW	132,000,000	120,013
	Republic of Korea	1.500%	12/10/26	KRW	130,000,000	115,793
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	16,908
	Republic of Korea	2.125%	6/10/27	KRW	125,000,000	115,552

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	2.375%	12/10/27	KRW	95,000,000	89,413
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	22,728
Republic of Korea	2.625%	6/10/28	KRW	140,260,000	135,099
Republic of Korea	2.375%	12/10/28	KRW	100,000,000	95,206
Republic of Korea	1.875%	6/10/29	KRW	98,000,000	89,540
Republic of Korea	1.375%	12/10/29	KRW	35,000,000	30,536
Republic of Korea	5.500%	12/10/29	KRW	52,137,000	61,524
Republic of Korea	1.375%	6/10/30	KRW	110,000,000	95,594
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	31,989
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	45,070
Republic of Korea	3.750%	12/10/33	KRW	96,500,000	107,061
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	49,305
Republic of Korea	1.500%	9/10/36	KRW	130,000,000	113,459
Republic of Korea	2.250%	9/10/37	KRW	108,000,000	104,443
Republic of Korea	2.375%	9/10/38	KRW	126,600,000	124,778
Republic of Korea	1.125%	9/10/39	KRW	76,800,000	62,245
Republic of Korea	1.500%	9/10/40	KRW	50,000,000	42,937
Republic of Korea	3.000%	12/10/42	KRW	59,500,000	65,498
Republic of Korea	2.750%	12/10/44	KRW	57,990,000	62,265
Republic of Korea	2.000%	3/10/46	KRW	79,000,000	74,678
Republic of Korea	2.125%	3/10/47	KRW	112,955,000	109,620
Republic of Korea	2.625%	3/10/48	KRW	113,695,000	121,593
Republic of Korea	2.000%	3/10/49	KRW	150,360,000	142,883
Republic of Korea	1.500%	3/10/50	KRW	170,730,000	145,342
Republic of Korea	2.000%	9/10/68	KRW	35,697,000	34,922
					4,303,589
Total South Korea (Cost $4,179,989)					4,396,373
Spain (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,013
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,100	1,458
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	10,700	16,435
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	13,828
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	7,670
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,835
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	7,100	9,862
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	15,000	18,770
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,800
Banco de Sabadell SA	0.625%	6/10/24	EUR	30,500	36,873
Banco Santander SA	0.750%	9/9/22	EUR	20,700	24,632
Banco Santander SA	1.125%	11/27/24	EUR	14,500	17,961
Banco Santander SA	1.000%	4/7/25	EUR	43,000	53,176
Banco Santander SA	1.500%	1/25/26	EUR	26,000	33,315
Banco Santander SA	3.875%	2/6/26	EUR	400	572
Banco Santander SA	4.625%	5/4/27	EUR	1,600	2,477
Banco Santander SA	1.125%	10/25/28	EUR	5,100	6,631
Banco Santander SA	2.000%	11/27/34	EUR	11,600	17,305
Bankia SA	4.500%	4/26/22	EUR	4,050	5,061
Bankia SA	1.125%	8/5/22	EUR	23,000	27,525
Bankia SA	4.000%	2/3/25	EUR	12,300	17,043
Bankia SA	1.000%	9/25/25	EUR	11,200	13,915
Bankia SA	4.125%	3/24/36	EUR	4,700	8,888

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bankinter SA	0.875%	8/3/22	EUR	10,300	12,266
	Bankinter SA	1.000%	2/5/25	EUR	8,200	10,098
	CaixaBank SA	3.625%	1/18/21	EUR	5,000	5,873
	CaixaBank SA	4.500%	1/26/22	EUR	15,000	18,535
	CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,203
	CaixaBank SA	3.875%	2/17/25	EUR	17,000	23,464
	CaixaBank SA	0.625%	3/27/25	EUR	18,000	21,879
	Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	14,700	17,493
	Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	6,400	7,815
	Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,100	3,682
	Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	15,000	17,981
	Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	1,000	1,388
	Eurocaja Rural SCC	0.875%	5/27/24	EUR	5,000	6,054
	IM Cedulas 10	4.500%	2/21/22	EUR	11,300	13,991
	Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	8,500	12,769
	Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	19,800	33,594
						564,130
Corporate Bonds (0.6%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,100	3,931
	Abertis Infraestructuras SA	1.500%	6/27/24	EUR	1,900	2,281
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	252
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	4,000	4,642
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	831
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	3,000	4,117
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,504
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	7,000	8,672
	Abertis Infraestructuras SA	2.250%	3/29/29	EUR	5,000	6,064
	Abertis Infraestructuras SA	3.000%	3/27/31	EUR	3,600	4,599
	Abertis Infraestructuras SA	1.875%	3/26/32	EUR	6,000	6,866
	ACS Servicios Comunicaciones y Energia SL	1.875%	4/20/26	EUR	3,900	4,826
	Banco Bilbao Vizcaya Argentaria SA	0.625%	1/17/22	EUR	1,000	1,177
	Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	12,100	14,304
	Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	21,000	25,078
	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	3,000	3,565
	Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	3,000	3,471
	Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	10,600	12,080
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	17,100	22,155
[1]	Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	11,000	12,211
	Banco de Sabadell SA	0.875%	3/5/23	EUR	5,000	5,876
	Banco de Sabadell SA	0.125%	10/20/23	EUR	7,800	9,239
	Banco de Sabadell SA	1.625%	3/7/24	EUR	18,700	22,322
	Banco Santander SA	1.375%	2/9/22	EUR	10,500	12,460
	Banco Santander SA	1.375%	12/14/22	EUR	6,900	8,306
	Banco Santander SA	2.750%	9/12/23	GBP	5,400	7,318
	Banco Santander SA	1.375%	7/31/24	GBP	4,000	5,238
	Banco Santander SA	0.463%	12/5/24	JPY	2,000,000	19,017
	Banco Santander SA	1.125%	1/17/25	EUR	4,000	4,805
	Banco Santander SA	2.500%	3/18/25	EUR	19,400	23,971
	Banco Santander SA	3.250%	4/4/26	EUR	5,500	7,094
	Banco Santander SA	3.125%	1/19/27	EUR	7,000	9,042
	Banco Santander SA	2.125%	2/8/28	EUR	2,600	3,185

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Banco Santander SA	0.875%	5/9/31	EUR	10,200	13,239
	Bankia SA	1.000%	3/14/23	EUR	18,200	21,915
	Bankia SA	0.750%	7/9/26	EUR	12,800	15,199
	Bankia SA	1.125%	11/12/26	EUR	5,000	5,874
	Bankinter SA	1.250%	2/7/28	EUR	500	645
	CaixaBank SA	1.125%	1/12/23	EUR	2,000	2,373
	CaixaBank SA	1.000%	2/8/23	EUR	6,300	7,578
	CaixaBank SA	0.750%	4/18/23	EUR	1,700	2,017
	CaixaBank SA	1.750%	10/24/23	EUR	10,000	12,116
	CaixaBank SA	2.375%	2/1/24	EUR	6,700	8,256
	CaixaBank SA	1.125%	5/17/24	EUR	8,000	9,629
	CaixaBank SA	1.125%	3/27/26	EUR	10,000	12,117
	CaixaBank SA	1.250%	1/11/27	EUR	600	767
	CaixaBank SA	1.000%	1/17/28	EUR	5,500	6,997
[1]	CaixaBank SA	2.750%	7/14/28	EUR	4,000	4,769
[1]	CaixaBank SA	2.250%	4/17/30	EUR	14,000	16,322
	Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,582
	Criteria Caixa SAU	1.500%	5/10/23	EUR	2,700	3,248
	Enagas Financiaciones SAU	2.500%	4/11/22	EUR	2,000	2,418
	Enagas Financiaciones SAU	1.000%	3/25/23	EUR	100	120
	Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	6,421
	Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	257
	Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,339
	Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	6,500	9,167
	Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	4,600	7,224
	Iberdrola Finanzas SAU	1.000%	3/7/24	EUR	5,900	7,127
	Iberdrola Finanzas SAU	1.000%	3/7/25	EUR	300	366
	Iberdrola Finanzas SAU	0.875%	6/16/25	EUR	9,800	11,912
	Iberdrola Finanzas SAU	1.621%	11/29/29	EUR	700	928
	Iberdrola International BV	3.000%	1/31/22	EUR	3,200	3,875
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,190
	Iberdrola International BV	1.125%	1/27/23	EUR	200	240
	Iberdrola International BV	1.750%	9/17/23	EUR	10,000	12,298
	Iberdrola International BV	1.875%	10/8/24	EUR	400	504
	Iberdrola International BV	0.375%	9/15/25	EUR	16,700	19,928
	Iberdrola International BV	1.125%	4/21/26	EUR	4,300	5,340
[1]	Iberdrola International BV	1.875%	12/31/49	EUR	800	940
	Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	4,500	5,453
	Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	8,400	10,200
	Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	4,000	4,926
	Mapfre SA	1.625%	5/19/26	EUR	1,500	1,901
[1]	Mapfre SA	4.375%	3/31/47	EUR	4,500	5,863
[1]	Mapfre SA	4.125%	9/7/48	EUR	7,100	9,162
	Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,700	10,433
	Merlin Properties Socimi SA	2.225%	4/25/23	EUR	400	482
	Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	11,421
	Merlin Properties Socimi SA	1.875%	12/4/34	EUR	6,000	6,350
	Naturgy Capital Markets SA	1.125%	4/11/24	EUR	4,400	5,318
	Naturgy Finance BV	2.875%	3/11/24	EUR	4,000	5,119
	Naturgy Finance BV	0.875%	5/15/25	EUR	15,300	18,545
	Naturgy Finance BV	1.250%	4/19/26	EUR	8,900	10,993
	Naturgy Finance BV	1.375%	1/19/27	EUR	200	250
	Naturgy Finance BV	1.500%	1/29/28	EUR	5,000	6,352
	Naturgy Finance BV	0.750%	11/28/29	EUR	16,300	19,708

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	400	470
	NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	10,500	13,281
	Prosegur Cash SA	1.375%	2/4/26	EUR	1,200	1,449
	Red Electrica Financiaciones SAU	3.875%	1/25/22	EUR	2,000	2,443
	Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	6,800	8,403
	Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	370
	Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	741
	Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	600	754
	Redexis Gas Finance BV	1.875%	4/27/27	EUR	4,200	5,228
	Repsol International Finance BV	0.500%	5/23/22	EUR	7,500	8,837
	Repsol International Finance BV	2.250%	12/10/26	EUR	10,100	13,252
	Repsol International Finance BV	0.250%	8/2/27	EUR	1,200	1,388
	Santander Consumer Finance SA	0.875%	1/24/22	EUR	30,700	36,204
	Santander Consumer Finance SA	0.875%	5/30/23	EUR	3,300	3,939
	Santander Consumer Finance SA	1.125%	10/9/23	EUR	15,000	18,062
	Santander Consumer Finance SA	1.000%	2/27/24	EUR	11,000	13,190
	Santander Consumer Finance SA	0.375%	6/27/24	EUR	10,000	11,733
	Santander Consumer Finance SA	0.375%	1/17/25	EUR	9,100	10,665
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,419
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	20,000	25,471
	Telefonica Emisiones SAU	1.069%	2/5/24	EUR	17,400	21,004
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	2,600	4,075
	Telefonica Emisiones SAU	1.460%	4/13/26	EUR	4,000	5,007
	Telefonica Emisiones SAU	1.447%	1/22/27	EUR	9,100	11,381
	Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	1,078
	Telefonica Emisiones SAU	1.788%	3/12/29	EUR	8,600	11,149
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	2,150	3,665
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	11,300	16,109
	Telefonica Emisiones SAU	0.664%	2/3/30	EUR	7,400	8,687
	Telefonica Emisiones SAU	1.957%	7/1/39	EUR	8,000	10,490
	Telefonica Emisiones SAU	1.864%	7/13/40	EUR	10,000	12,660
	Telefonica Europe BV	5.875%	2/14/33	EUR	832	1,535
						942,351
Sovereign Bonds (4.5%)
	Adif - Alta Velocidad	3.500%	5/27/24	EUR	12,000	15,854
	Adif - Alta Velocidad	1.875%	1/28/25	EUR	15,100	19,142
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	11,320
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	28,955
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	2,098
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	14,000	17,777
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	21,274	31,172
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	17,000	22,613
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	13,625	17,872
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	20,000	26,011
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	5,000	6,790
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	3,944	4,675
	Basque Government	0.850%	4/30/30	EUR	20,000	24,715
	Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	3,500	4,327
[13]	FADE - Fondo de Amortizacion del Deficit Electrico	0.500%	3/17/23	EUR	30,000	35,673
[13]	Fondo De Titulizacion Del Deficit Del
	Sistema Electrico FTA	0.850%	12/17/23	EUR	5,000	6,042
[2]	Kingdom of Spain	5.850%	1/31/22	EUR	132,300	166,437
	Kingdom of Spain	0.400%	4/30/22	EUR	369,350	436,441

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Kingdom of Spain	5.400%	1/31/23	EUR	140,580	185,697
	Kingdom of Spain	0.000%	4/30/23	EUR	197,310	232,811
	Kingdom of Spain	0.350%	7/30/23	EUR	58,345	69,593
[13]	Kingdom of Spain	0.750%	10/31/23	EUR	3,000	3,618
[2]	Kingdom of Spain	4.400%	10/31/23	EUR	80,495	107,726
[2]	Kingdom of Spain	4.800%	1/31/24	EUR	51,335	70,135
[2]	Kingdom of Spain	3.800%	4/30/24	EUR	82,820	111,043
[2]	Kingdom of Spain	0.250%	7/30/24	EUR	205,702	246,194
[2]	Kingdom of Spain	2.750%	10/31/24	EUR	192,800	253,595
[2]	Kingdom of Spain	1.600%	4/30/25	EUR	192,255	244,259
[2]	Kingdom of Spain	4.650%	7/30/25	EUR	18,760	27,122
[2]	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	93,332
[2]	Kingdom of Spain	1.950%	4/30/26	EUR	223,371	293,086
[2]	Kingdom of Spain	5.900%	7/30/26	EUR	157,401	249,187
[2]	Kingdom of Spain	1.500%	4/30/27	EUR	136,489	176,983
[2]	Kingdom of Spain	1.450%	10/31/27	EUR	39,400	51,040
[2]	Kingdom of Spain	1.400%	4/30/28	EUR	122,100	158,428
[2]	Kingdom of Spain	1.400%	7/30/28	EUR	211,563	275,134
[2]	Kingdom of Spain	5.150%	10/31/28	EUR	208,090	343,573
	Kingdom of Spain	6.000%	1/31/29	EUR	12,078	21,082
[2]	Kingdom of Spain	1.450%	4/30/29	EUR	130,175	170,474
[2]	Kingdom of Spain	0.600%	10/31/29	EUR	37,344	45,746
[2]	Kingdom of Spain	1.950%	7/30/30	EUR	58,773	80,815
[2]	Kingdom of Spain	1.250%	10/31/30	EUR	654,436	846,922
	Kingdom of Spain	5.750%	7/30/32	EUR	11,314	21,636
[2]	Kingdom of Spain	2.350%	7/30/33	EUR	70,926	103,566
[2]	Kingdom of Spain	1.850%	7/30/35	EUR	75,000	104,850
[2]	Kingdom of Spain	4.200%	1/31/37	EUR	144,580	266,610
[2]	Kingdom of Spain	4.900%	7/30/40	EUR	37,980	79,473
[2]	Kingdom of Spain	1.200%	10/31/40	EUR	125,000	159,474
[2]	Kingdom of Spain	4.700%	7/30/41	EUR	182,400	377,855
[2]	Kingdom of Spain	5.150%	10/31/44	EUR	81,195	185,194
[2]	Kingdom of Spain	2.900%	10/31/46	EUR	104,224	179,807
[2]	Kingdom of Spain	2.700%	10/31/48	EUR	49,077	82,813
[2]	Kingdom of Spain	1.000%	10/31/50	EUR	75,484	89,482
[2]	Kingdom of Spain	3.450%	7/30/66	EUR	73,000	152,074
						7,038,343
Total Spain (Cost $7,529,497)						8,544,824
Supranational (3.3%)
Sovereign Bonds (3.3%)
	African Development Bank	0.875%	12/20/21	GBP	1,500	1,958
	African Development Bank	5.250%	3/23/22	AUD	19,000	14,265
	African Development Bank	0.250%	1/24/24	EUR	8,100	9,673
	African Development Bank	4.750%	3/6/24	AUD	6,600	5,306
	African Development Bank	0.250%	11/21/24	EUR	22,600	27,120
	African Development Bank	4.000%	1/10/25	AUD	14,330	11,499
	African Development Bank	4.500%	6/2/26	AUD	6,230	5,289
	African Development Bank	0.125%	10/7/26	EUR	4,000	4,803
	African Development Bank	3.300%	7/27/27	AUD	1,000	806
	African Development Bank	3.350%	8/8/28	AUD	500	408
	African Development Bank	0.500%	3/21/29	EUR	4,000	4,950
	Asian Development Bank	2.750%	1/19/22	AUD	5,900	4,275
	Asian Development Bank	5.000%	3/9/22	AUD	15,500	11,583

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Asian Development Bank	1.000%	12/15/22	GBP	2,400	3,164
	Asian Development Bank	2.650%	1/11/23	AUD	1,500	1,109
	Asian Development Bank	3.000%	1/17/23	NZD	10,000	7,021
	Asian Development Bank	0.200%	5/25/23	EUR	11,750	13,947
	Asian Development Bank	4.500%	9/5/23	AUD	1,250	982
	Asian Development Bank	2.450%	1/17/24	AUD	1,800	1,351
	Asian Development Bank	3.500%	5/30/24	NZD	20,000	14,743
	Asian Development Bank	3.750%	3/12/25	AUD	11,230	9,002
	Asian Development Bank	0.625%	9/15/26	GBP	7,400	9,777
	Asian Development Bank	3.000%	10/14/26	AUD	1,825	1,458
	Asian Development Bank	4.650%	2/16/27	CAD	2,792	2,585
	Asian Development Bank	3.400%	9/10/27	AUD	2,700	2,232
	Asian Development Bank	0.250%	10/28/27	GBP	13,500	17,375
	Asian Development Bank	3.300%	8/8/28	AUD	2,600	2,158
	Asian Development Bank	0.000%	10/24/29	EUR	15,200	18,121
	Asian Development Bank	0.025%	1/31/30	EUR	24,400	29,115
	Corp. Andina de Fomento	0.500%	1/25/22	EUR	4,780	5,594
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	5,000	5,914
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	15,000	17,991
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	8,700	9,430
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	1,600	1,228
	Council of Europe Development Bank	0.125%	5/25/23	EUR	15,725	18,668
	Council of Europe Development Bank	0.375%	6/8/26	EUR	68,810	84,222
	Council of Europe Development Bank	0.000%	4/9/27	EUR	9,290	11,167
	Eurofima	3.000%	5/22/24	CHF	5,000	6,131
	Eurofima	3.900%	12/19/25	AUD	1,000	817
	Eurofima	3.000%	5/15/26	CHF	6,500	8,439
	Eurofima	2.600%	1/13/27	AUD	24,820	19,064
	Eurofima	4.550%	3/30/27	CAD	2,702	2,412
	Eurofima	3.350%	5/21/29	AUD	4,320	3,544
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	10,000	13,253
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	10,000	11,903
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	1,000	1,825
	European Financial Stability Facility	2.250%	9/5/22	EUR	48,250	59,294
	European Financial Stability Facility	0.000%	11/17/22	EUR	65,000	76,758
[7]	European Financial Stability Facility	0.500%	1/20/23	EUR	38,000	45,443
	European Financial Stability Facility	0.000%	4/24/23	EUR	24,500	29,024
[7]	European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	44,700
	European Financial Stability Facility	0.000%	7/17/23	EUR	13,000	15,410
	European Financial Stability Facility	0.125%	10/17/23	EUR	15,300	18,211
	European Financial Stability Facility	0.200%	1/17/24	EUR	1,900	2,271
[7]	European Financial Stability Facility	2.125%	2/19/24	EUR	19,500	24,800
	European Financial Stability Facility	0.000%	4/19/24	EUR	40,000	47,572
[7]	European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	21,531
	European Financial Stability Facility	0.400%	2/17/25	EUR	15,200	18,486
[7]	European Financial Stability Facility	0.200%	4/28/25	EUR	16,000	19,325
	European Financial Stability Facility	0.500%	7/11/25	EUR	30,000	36,770
[7]	European Financial Stability Facility	0.400%	5/31/26	EUR	80,000	98,309
	European Financial Stability Facility	0.750%	5/3/27	EUR	31,100	39,277
	European Financial Stability Facility	0.875%	7/26/27	EUR	25,000	31,890
	European Financial Stability Facility	0.950%	2/14/28	EUR	20,000	25,758

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	European Financial Stability Facility	0.050%	10/17/29	EUR	5,850	7,092
[7]	European Financial Stability Facility	2.750%	12/3/29	EUR	5,500	8,255
[7]	European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	34,609
[7]	European Financial Stability Facility	3.000%	9/4/34	EUR	5,200	8,775
	European Financial Stability Facility	0.875%	4/10/35	EUR	42,520	56,489
[7]	European Financial Stability Facility	3.375%	4/3/37	EUR	31,800	58,141
	European Financial Stability Facility	1.450%	9/5/40	EUR	5,000	7,444
	European Financial Stability Facility	1.700%	2/13/43	EUR	16,910	26,486
[7]	European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	24,507
	European Financial Stability Facility	1.200%	2/17/45	EUR	36,500	53,139
	European Financial Stability Facility	1.375%	5/31/47	EUR	18,365	28,983
	European Financial Stability Facility	1.800%	7/10/48	EUR	45,450	77,285
	European Financial Stability Facility	0.700%	1/20/50	EUR	34,605	47,351
	European Financial Stability Facility	1.750%	7/17/53	EUR	14,500	25,099
	European Financial Stability Facility	2.000%	2/28/56	EUR	30,780	57,650
	European Investment Bank	5.000%	12/1/20	SEK	25,000	2,823
	European Investment Bank	1.500%	4/15/21	EUR	43,000	50,564
	European Investment Bank	2.250%	5/25/21	PLN	10,000	2,554
	European Investment Bank	0.375%	3/15/22	EUR	25,000	29,545
	European Investment Bank	5.000%	8/22/22	AUD	5,300	4,048
	European Investment Bank	3.000%	9/28/22	EUR	4,850	6,050
	European Investment Bank	2.250%	10/14/22	EUR	27,000	33,265
	European Investment Bank	2.700%	1/12/23	AUD	3,100	2,295
[2]	European Investment Bank	2.375%	1/18/23	CAD	2,800	2,192
	European Investment Bank	1.625%	3/15/23	EUR	56,150	69,023
	European Investment Bank	2.375%	7/6/23	CAD	8,300	6,549
	European Investment Bank	0.000%	10/16/23	EUR	30,000	35,654
	European Investment Bank	0.500%	11/15/23	EUR	20,000	24,166
	European Investment Bank	0.050%	12/15/23	EUR	55,000	65,552
	European Investment Bank	0.875%	12/15/23	GBP	11,050	14,650
	European Investment Bank	2.125%	1/15/24	EUR	17,000	21,612
	European Investment Bank	0.000%	3/15/24	EUR	136,000	162,105
	European Investment Bank	0.050%	5/24/24	EUR	20,000	23,912
	European Investment Bank	0.200%	7/15/24	EUR	40,000	48,131
	European Investment Bank	1.750%	7/30/24	CAD	14,000	10,972
	European Investment Bank	4.750%	8/7/24	AUD	3,250	2,661
	European Investment Bank	0.875%	9/13/24	EUR	33,000	40,770
	European Investment Bank	0.750%	11/15/24	GBP	1,000	1,326
	European Investment Bank	1.625%	2/4/25	CHF	2,500	2,985
	European Investment Bank	0.000%	3/25/25	EUR	3,000	3,595
	European Investment Bank	0.125%	4/15/25	EUR	30,000	36,166
	European Investment Bank	5.500%	4/15/25	GBP	10,000	16,009
	European Investment Bank	0.375%	7/16/25	EUR	23,100	28,211
	European Investment Bank	2.750%	9/15/25	EUR	40,000	54,449
	European Investment Bank	4.500%	10/15/25	EUR	15,000	22,004
	European Investment Bank	2.900%	10/17/25	AUD	3,000	2,361
	European Investment Bank	0.000%	3/13/26	EUR	10,000	12,048
	European Investment Bank	0.375%	4/14/26	EUR	28,000	34,419
	European Investment Bank	3.100%	8/17/26	AUD	35,213	28,276
	European Investment Bank	2.750%	8/25/26	PLN	10,000	2,812
	European Investment Bank	1.000%	9/21/26	GBP	3,200	4,329
	European Investment Bank	0.100%	10/15/26	EUR	15,500	18,817
	European Investment Bank	1.250%	11/13/26	EUR	6,000	7,785
	European Investment Bank	0.500%	1/15/27	EUR	53,700	66,827

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,395
European Investment Bank	3.750%	12/7/27	GBP	3,800	6,099
European Investment Bank	0.875%	1/14/28	EUR	46,500	59,718
European Investment Bank	3.300%	2/3/28	AUD	2,250	1,854
European Investment Bank	1.375%	5/12/28	SEK	75,000	9,123
European Investment Bank	0.000%	5/15/28	EUR	10,000	12,103
European Investment Bank	0.000%	12/7/28	GBP	2,600	3,212
European Investment Bank	6.000%	12/7/28	GBP	16,000	29,877
European Investment Bank	0.625%	1/22/29	EUR	30,000	38,161
European Investment Bank	4.500%	6/7/29	GBP	12,000	20,805
European Investment Bank	0.125%	6/20/29	EUR	11,500	14,074
European Investment Bank	0.050%	1/16/30	EUR	50,000	60,799
European Investment Bank	4.000%	4/15/30	EUR	7,125	11,843
European Investment Bank	2.750%	9/13/30	EUR	30,000	45,885
European Investment Bank	1.000%	3/14/31	EUR	68,300	90,721
European Investment Bank	1.000%	4/14/32	EUR	32,000	42,777
European Investment Bank	1.125%	11/15/32	EUR	20,000	27,243
European Investment Bank	1.125%	4/13/33	EUR	30,000	40,785
European Investment Bank	3.000%	10/14/33	EUR	10,000	16,477
European Investment Bank	0.050%	10/13/34	EUR	6,840	8,191
European Investment Bank	2.625%	3/15/35	EUR	7,100	11,558
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,646
European Investment Bank	1.125%	9/15/36	EUR	48,000	66,583
European Investment Bank	3.875%	6/8/37	GBP	5,400	10,254
European Investment Bank	0.500%	11/13/37	EUR	15,000	19,283
European Investment Bank	5.000%	4/15/39	GBP	7,000	15,423
European Investment Bank	2.750%	3/15/40	EUR	18,550	33,184
European Investment Bank	3.625%	3/14/42	EUR	5,600	11,598
European Investment Bank	1.000%	11/14/42	EUR	10,000	14,357
European Investment Bank	4.500%	3/7/44	GBP	8,500	19,088
European Investment Bank	1.750%	9/15/45	EUR	10,000	16,403
European Investment Bank	0.875%	9/13/47	EUR	10,000	14,062
European Investment Bank	1.500%	11/15/47	EUR	5,000	7,993
European Investment Bank	1.500%	10/16/48	EUR	3,075	4,929
European Investment Bank	4.625%	10/12/54	GBP	7,700	20,307
European Stability Mechanism	0.000%	1/17/22	EUR	1,700	1,995
European Stability Mechanism	0.000%	10/18/22	EUR	55,000	64,848
European Stability Mechanism	0.100%	7/31/23	EUR	51,000	60,624
European Stability Mechanism	2.125%	11/20/23	EUR	3,220	4,070
European Stability Mechanism	0.125%	4/22/24	EUR	64,000	76,529
European Stability Mechanism	1.000%	9/23/25	EUR	40,000	50,288
European Stability Mechanism	0.500%	3/2/26	EUR	46,700	57,583
European Stability Mechanism	0.750%	3/15/27	EUR	25,000	31,529
European Stability Mechanism	0.750%	9/5/28	EUR	18,454	23,581
European Stability Mechanism	0.500%	3/5/29	EUR	42,000	52,772
European Stability Mechanism	1.125%	5/3/32	EUR	5,230	7,042
European Stability Mechanism	1.200%	5/23/33	EUR	12,000	16,411
European Stability Mechanism	1.625%	11/17/36	EUR	39,950	58,992
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	16,275
European Stability Mechanism	1.800%	11/2/46	EUR	25,350	42,093
European Stability Mechanism	1.850%	12/1/55	EUR	15,000	26,725
European Union	2.750%	4/4/22	EUR	30,600	37,368
European Union	0.625%	11/4/23	EUR	27,000	32,662
European Union	0.500%	4/4/25	EUR	60,000	73,348

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Union	3.000%	9/4/26	EUR	7,125	10,049
European Union	2.500%	11/4/27	EUR	19,000	26,884
European Union	2.875%	4/4/28	EUR	5,000	7,300
European Union	1.375%	10/4/29	EUR	16,000	21,672
European Union	0.750%	4/4/31	EUR	32,750	42,565
European Union	1.250%	4/4/33	EUR	25,000	34,436
European Union	1.125%	4/4/36	EUR	20,000	27,665
European Union	3.375%	4/4/38	EUR	8,095	15,025
European Union	3.750%	4/4/42	EUR	10,000	20,847
Inter-American Development Bank	0.625%	12/15/21	GBP	2,000	2,605
Inter-American Development Bank	3.750%	7/25/22	AUD	23,800	17,753
Inter-American Development Bank	1.950%	4/23/24	AUD	3,200	2,375
Inter-American Development Bank	4.750%	8/27/24	AUD	21,420	17,555
Inter-American Development Bank	1.700%	10/10/24	CAD	12,380	9,693
Inter-American Development Bank	1.375%	12/15/24	GBP	27,500	37,325
Inter-American Development Bank	0.750%	10/15/25	CAD	2,725	2,047
Inter-American Development Bank	2.750%	10/30/25	AUD	10,900	8,518
Inter-American Development Bank	1.250%	12/15/25	GBP	20,000	27,199
Inter-American Development Bank	4.400%	1/26/26	CAD	50	44
Inter-American Development Bank	4.250%	6/11/26	AUD	1,300	1,099
Inter-American Development Bank	0.500%	9/15/26	GBP	10,000	13,112
Inter-American Development Bank	0.875%	8/27/27	CAD	3,350	2,499
International Bank for Reconstruction & Development	0.750%	12/7/21	GBP	3,600	4,699
International Bank for Reconstruction & Development	2.800%	1/12/22	AUD	12,400	8,986
International Bank for Reconstruction & Development	2.200%	1/18/22	CAD	13,410	10,297
International Bank for Reconstruction & Development	3.375%	1/25/22	NZD	12,000	8,244
International Bank for Reconstruction & Development	5.000%	3/7/22	AUD	4,000	2,993
International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	5,400	4,214
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	10,000	7,031
International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	20,800	27,217
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	1,060	840
International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	200,000	22,763
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	22,400	16,721
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	11,580	9,093
International Bank for Reconstruction & Development	0.875%	12/13/24	GBP	6,000	7,995
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	7,675	6,063
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	12,600	10,378
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	5,900	4,445

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	10,400	8,172
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	16,500	13,233
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	13,870	18,471
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	46,175	55,201
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	20,000	25,725
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	5,410	4,049
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	11,000	13,725
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	15,000	17,937
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	3,300	2,739
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	400	701
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	1,805	1,471
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	10,000	13,540
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	11,425	13,617
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	5,400	6,770
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	6,000	12,158
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	19,000	24,128
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	9,646	13,173
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	20,000	25,067
International Bank for Reconstruction & Development	0.250%	1/10/50	EUR	5,000	5,927
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	15,000	17,163
International Finance Corp.	2.800%	8/15/22	AUD	22,300	16,403
International Finance Corp.	2.375%	7/19/23	CAD	1,920	1,517
International Finance Corp.	4.250%	8/21/23	AUD	2,000	1,561
International Finance Corp.	1.250%	12/15/23	GBP	13,800	18,501
International Finance Corp.	1.450%	7/22/24	AUD	3,450	2,524
International Finance Corp.	1.375%	9/13/24	CAD	3,365	2,602
International Finance Corp.	1.375%	3/7/25	GBP	9,821	13,368
International Finance Corp.	4.000%	4/3/25	AUD	4,500	3,649
International Finance Corp.	0.250%	12/15/25	GBP	10,200	13,211
International Finance Corp.	0.750%	7/22/27	GBP	10,000	13,292
International Finance Corp.	3.200%	10/18/27	AUD	1,200	981
International Finance Corp.	3.150%	6/26/29	AUD	2,200	1,811
Nordic Investment Bank	0.625%	11/2/21	GBP	1,700	2,211
Nordic Investment Bank	1.125%	3/16/22	GBP	15,000	19,671

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nordic Investment Bank	5.000%	4/19/22	AUD	12,300	9,246
Nordic Investment Bank	0.375%	9/19/22	EUR	5,209	6,176
Nordic Investment Bank	1.125%	12/15/23	GBP	19,150	25,534
Nordic Investment Bank	4.750%	2/28/24	AUD	5,240	4,217
Nordic Investment Bank	0.125%	6/10/24	EUR	22,000	26,284
Nordic Investment Bank	0.500%	11/3/25	EUR	19,600	24,001
Total Supranational (Cost $4,749,574)					5,183,841
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Danske Hypotek AB	1.000%	12/15/21	SEK	500,000	56,853
Lansforsakringar Hypotek AB	0.250%	4/22/22	EUR	1,500	1,767
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,400	1,676
Nordea Hypotek AB	1.000%	4/8/22	SEK	538,000	61,372
Nordea Hypotek AB	1.250%	9/20/23	SEK	500,000	58,204
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	665,000	75,963
Skandinaviska Enskilda Banken AB	0.750%	6/16/22	EUR	5,000	5,946
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	48,000	5,586
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	238,000	27,770
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	1,100	1,381
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	26,760
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	31,970
Stadshypotek AB	0.050%	6/20/22	EUR	4,800	5,645
Stadshypotek AB	0.375%	2/22/23	EUR	4,050	4,818
Stadshypotek AB	1.500%	6/1/23	SEK	580,000	67,605
Stadshypotek AB	0.375%	2/21/24	EUR	6,900	8,275
Stadshypotek AB	1.500%	3/1/24	SEK	350,000	41,166
Stadshypotek AB	1.500%	12/3/24	SEK	1,222,000	144,908
Stadshypotek AB	0.500%	7/11/25	EUR	3,000	3,656
Stadshypotek AB	0.375%	3/13/26	EUR	5,000	6,080
Stadshypotek AB	0.125%	10/5/26	EUR	500	602
Stadshypotek AB	0.750%	11/1/27	EUR	7,000	8,807
Stadshypotek AB	2.000%	9/1/28	SEK	100,000	12,686
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	5,000	5,932
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	350,000	40,123
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	11,000	13,341
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	752,000	85,495
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	5,000	6,136
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	118,000	14,484
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	800	1,007
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,897
Swedbank Hypotek AB	1.000%	6/15/22	SEK	332,000	37,939
Swedbank Hypotek AB	1.000%	12/20/23	SEK	400,000	46,201
Swedbank Hypotek AB	0.400%	5/8/24	EUR	5,000	6,008
Swedbank Hypotek AB	1.000%	9/18/24	SEK	395,000	45,869
					967,928
Corporate Bonds (0.3%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	11,900	14,195
Akelius Residential Property AB	1.750%	2/7/25	EUR	1,500	1,838
Akelius Residential Property AB	2.375%	8/15/25	GBP	3,000	4,062
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	476
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,574
Atlas Copco AB	0.625%	8/30/26	EUR	430	522
Danske Hypotek AB	1.000%	12/21/22	SEK	200,000	22,946

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Essity AB	1.125%	3/27/24	EUR	1,700	2,059
	Essity AB	1.625%	3/30/27	EUR	1,600	2,039
	Fastighets AB Balder	1.125%	3/14/22	EUR	6,000	7,065
	Fastighets AB Balder	1.875%	3/14/25	EUR	200	242
	Fastighets AB Balder	1.875%	1/23/26	EUR	9,000	10,891
	Fastighets AB Balder	1.125%	1/29/27	EUR	9,500	10,981
	Fastighets AB Balder	1.250%	1/28/28	EUR	1,900	2,179
	Heimstaden Bostad AB	1.750%	12/7/21	EUR	4,000	4,735
	Investor AB	4.500%	5/12/23	EUR	2,000	2,612
	Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	119
	Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	593
	Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	550,000	63,884
	Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	160,000	18,905
	Molnlycke Holding AB	1.875%	2/28/25	EUR	5,000	6,205
	Nordea Hypotek AB	1.000%	9/18/24	SEK	187,500	21,822
	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	6,000	7,236
	Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	200,000	23,153
	Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	20,000	24,304
	Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	7,000	8,235
[1]	Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	31,575	37,457
	Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	10,000	11,955
	Svenska Handelsbanken AB	0.250%	2/28/22	EUR	500	587
	Svenska Handelsbanken AB	1.625%	6/18/22	GBP	9,000	11,891
	Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	16,812
	Svenska Handelsbanken AB	0.125%	6/18/24	EUR	5,000	5,888
	Svenska Handelsbanken AB	1.000%	4/15/25	EUR	18,844	23,019
	Svenska Handelsbanken AB	0.050%	9/3/26	EUR	10,100	11,742
[1]	Svenska Handelsbanken AB	1.250%	3/2/28	EUR	5,000	5,922
	Swedbank AB	1.250%	12/29/21	GBP	1,000	1,309
	Swedbank AB	1.000%	6/1/22	EUR	4,700	5,581
	Swedbank AB	0.300%	9/6/22	EUR	17,100	20,101
	Swedbank AB	1.625%	12/28/22	GBP	5,700	7,576
	Swedbank AB	0.400%	8/29/23	EUR	5,100	6,024
	Swedbank AB	0.750%	5/5/25	EUR	6,000	7,230
[1]	Swedbank AB	1.000%	11/22/27	EUR	5,900	6,887
	Swedbank Hypotek AB	0.500%	2/5/26	EUR	10,000	12,217
	Tele2 AB	1.125%	5/15/24	EUR	8,300	10,003
	Tele2 AB	2.125%	5/15/28	EUR	6,200	8,021
	Telia Co. AB	4.750%	11/16/21	EUR	3,000	3,675
	Telia Co. AB	4.000%	3/22/22	EUR	350	431
	Telia Co. AB	3.625%	2/14/24	EUR	100	131
	Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,782
	Telia Co. AB	3.000%	9/7/27	EUR	100	140
	Telia Co. AB	2.125%	2/20/34	EUR	12,100	16,644
	Telia Co. AB	1.625%	2/23/35	EUR	200	261
[1]	Telia Co. AB	3.000%	4/4/78	EUR	100	121
						501,279
Sovereign Bonds (0.4%)
	Kingdom of Sweden	3.500%	6/1/22	SEK	290,750	34,703
	Kingdom of Sweden	0.125%	4/24/23	EUR	30,000	35,572
[2]	Kingdom of Sweden	1.500%	11/13/23	SEK	924,200	109,830
	Kingdom of Sweden	2.500%	5/12/25	SEK	129,300	16,436
	Kingdom of Sweden	1.000%	11/12/26	SEK	345,700	41,913
	Kingdom of Sweden	0.750%	5/12/28	SEK	7,000	844

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
[2] Kingdom of Sweden	0.750%	11/12/29	SEK	389,000	47,319
Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	24,767
Kingdom of Sweden	3.500%	3/30/39	SEK	231,450	41,054
Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	570,000	65,959
Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	200,000	23,318
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	394,050	46,130
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	300,000	34,822
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	600,000	70,373
SBAB Bank AB	0.250%	9/7/22	EUR	5,000	5,872
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	6,095
Vattenfall AB	0.050%	10/15/25	EUR	5,900	6,914
Vattenfall AB	6.875%	4/15/39	GBP	5,000	11,767
					623,688
Total Sweden (Cost $2,024,838)					2,092,895
Switzerland (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	11,400	12,560
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,415
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,245
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	19,262
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,463
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	71,225
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	8,001
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,170
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	9,255
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	5,000	5,562
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	10,600	12,163
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,652
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	9,060
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	11,900	15,009
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	10,700	12,065
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,891
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	20,000	22,558
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,568
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	25,000	28,458

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	5,000	5,701
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	28,000	31,317
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	15,000	17,454
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	9,900	11,406
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	7,500	8,384
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	17,298
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,478
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	10,000	11,303
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,549
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	3,500	4,097
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	9,250	10,276
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	15,880	20,996
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	7,500	9,169
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	10,200	14,167
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	5,882
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	22,750
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,447
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	5,831
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	4,000	4,772
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	5,500	6,810
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	9,573
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	5,000	7,005
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	10,000	11,421
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,460
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	20,083
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,534
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,579

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	12,290
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	18,813
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	8,386
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	16,692
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,136
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	32,500	36,018
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,511
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	16,724
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,683
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,670
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	14,350	16,134
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	7,000	8,485
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	11,137
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	9,667
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	985	1,112
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,974
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	20,000	22,695
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,248
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	24,000	27,978
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,778
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	17,500	20,224
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	7,500	8,498
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	7,781
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	10,000	11,787
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	6,000	6,985
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	13,000	15,404
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	5,000	6,109
					849,243

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.5%)
	Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,216
[1]	Aquarius and Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	5,385	6,891
	Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	900	1,216
[1]	Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	9,000	11,608
[1]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	2,000	2,564
[1]	Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,600	2,070
	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,726
	Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	252
	Credit Suisse AG	1.375%	1/31/22	EUR	15,748	18,722
	Credit Suisse AG	1.000%	6/7/23	EUR	5,400	6,491
	Credit Suisse AG	1.500%	4/10/26	EUR	800	1,011
[1]	Credit Suisse Group AG	1.250%	7/17/25	EUR	7,000	8,407
[1]	Credit Suisse Group AG	2.125%	9/12/25	GBP	14,300	19,158
[1]	Credit Suisse Group AG	3.250%	4/2/26	EUR	37,000	48,133
[1]	Credit Suisse Group AG	1.000%	6/24/27	EUR	6,840	8,135
[1]	Credit Suisse Group AG	0.650%	1/14/28	EUR	16,000	18,614
[1]	Credit Suisse Group AG	2.250%	6/9/28	GBP	4,700	6,291
	Credit Suisse Group AG	0.650%	9/10/29	EUR	6,660	7,739
	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	25,600	30,401
	Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	1,500	2,012
	Credit Suisse Group Funding Guernsey Ltd.	1.000%	4/14/23	CHF	12,000	13,301
[1]	Demeter Investments BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	22,950	30,281
[1]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	6,000	7,634
[1]	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	16,950	20,765
	Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	10,000	12,369
	Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	10,000	12,732
	Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,378
	Givaudan Finance Europe BV	1.000%	4/22/27	EUR	10,000	12,350
	Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	600	708
	Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	8,000	11,079
	Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	300	365
	Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	5,300	6,456
	Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	200	270
	Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	300	362
	Holcim Finance Australia Pty Ltd.	3.500%	6/16/22	AUD	1,350	973
	Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	10,500	12,684
	Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	5,600	7,141
	Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	300	383
	Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,500	5,942
	LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,472
	LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	800	1,145
	Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	7,387
	Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,236
	Nestle Finance International Ltd.	0.375%	1/18/24	EUR	12,000	14,280
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	3,000	3,933
	Nestle Finance International Ltd.	1.500%	4/1/30	EUR	10,000	13,238

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	6,100	8,818
	Novartis AG	0.625%	11/13/29	CHF	2,750	3,186
	Novartis Finance SA	0.500%	8/14/23	EUR	5,000	5,953
	Novartis Finance SA	0.125%	9/20/23	EUR	20,100	23,748
	Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,496
	Novartis Finance SA	0.625%	9/20/28	EUR	100	124
	Novartis Finance SA	1.375%	8/14/30	EUR	8,100	10,683
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	9,205
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	4,050	4,560
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	8,240	9,816
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	9,500	11,046
	Richemont International Holding SA	1.000%	3/26/26	EUR	15,400	19,050
	Richemont International Holding SA	2.000%	3/26/38	EUR	15,400	21,652
	Richemont International Holding SA	1.625%	5/26/40	EUR	10,000	13,222
	Roche Finance Europe BV	0.500%	2/27/23	EUR	9,000	10,688
	Roche Finance Europe BV	0.875%	2/25/25	EUR	800	982
[1]	Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	11,000	13,746
	Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,470
	Tyco Electronics Group SA	0.000%	2/14/25	EUR	6,300	7,333
	UBS AG	0.125%	11/5/21	EUR	8,000	9,358
[1]	UBS Group AG	0.250%	1/29/26	EUR	5,000	5,816
	UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	5,000	6,045
	UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	995
	UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	7,700	9,344
	UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	26,500	32,594
[1]	UBS Group Funding Switzerland AG	1.250%	4/17/25	EUR	21,000	25,361
	Willow No.2 Ireland plc for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,231
	Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	700	522
	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	15,000	20,030
						707,595
Sovereign Bonds (0.5%)
	Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	6,000	6,605
	Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	5,000	5,670
	Basler Kantonalbank	0.000%	4/11/22	CHF	5,000	5,489
	Basler Kantonalbank	0.375%	8/10/23	CHF	5,300	5,902
	Basler Kantonalbank	0.300%	6/22/27	CHF	4,500	5,059
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	16,600	21,807
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,455
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	2,033
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	5,000	5,646
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	2,990	3,594
	Canton of Vaud	2.000%	10/24/33	CHF	8,905	12,416
	Canton of Zurich	1.250%	7/29/22	CHF	7,300	8,227
	Canton of Zurich	0.000%	6/27/25	CHF	10,000	11,160
	Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,837
	Canton of Zurich	2.000%	7/29/38	CHF	10,000	14,873
	Canton of Zurich	0.250%	7/12/39	CHF	12,500	14,453
	Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	8,000	9,061

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Swiss Confederation	2.000%	4/28/21	CHF	3,850	4,258
Swiss Confederation	2.000%	5/25/22	CHF	49,400	56,272
Swiss Confederation	4.000%	2/11/23	CHF	2,405	2,913
Swiss Confederation	1.250%	6/11/24	CHF	21,200	24,854
Swiss Confederation	1.500%	7/24/25	CHF	17,450	21,101
Swiss Confederation	1.250%	5/28/26	CHF	30,800	37,356
Swiss Confederation	3.250%	6/27/27	CHF	9,000	12,438
Swiss Confederation	4.000%	4/8/28	CHF	400	591
Swiss Confederation	0.000%	6/22/29	CHF	26,000	29,853
Swiss Confederation	0.500%	5/27/30	CHF	17,000	20,431
Swiss Confederation	2.250%	6/22/31	CHF	17,500	24,811
Swiss Confederation	0.500%	6/27/32	CHF	14,200	17,250
Swiss Confederation	3.500%	4/8/33	CHF	20,600	33,711
Swiss Confederation	2.500%	3/8/36	CHF	6,150	9,721
Swiss Confederation	1.250%	6/27/37	CHF	30,250	41,901
Swiss Confederation	0.000%	7/24/39	CHF	18,000	20,847
Swiss Confederation	1.500%	4/30/42	CHF	41,100	62,768
Swiss Confederation	0.500%	6/28/45	CHF	15,000	19,806
Swiss Confederation	4.000%	1/6/49	CHF	8,500	21,049
Swiss Confederation	0.500%	5/24/55	CHF	6,250	8,928
Swiss Confederation	0.500%	5/30/58	CHF	17,170	25,309
Swiss Confederation	2.000%	6/25/64	CHF	4,800	11,083
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,662
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,347
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,838
Zuercher Kantonalbank	1.250%	1/31/22	CHF	17,000	18,950
Zuercher Kantonalbank	0.030%	2/11/22	CHF	5,000	5,488
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	18,646
Zuercher Kantonalbank	0.250%	1/27/26	CHF	5,000	5,599
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,640	1,824
					719,892
Total Switzerland (Cost $2,078,102)					2,276,730
Thailand (0.7%)
Sovereign Bonds (0.7%)
Bank of Thailand Bond	1.810%	3/25/22	THB	2,200,000	71,789
Bank of Thailand Bond	1.440%	9/16/22	THB	300,000	9,776
Bank of Thailand Bond	0.920%	3/23/23	THB	300,000	9,688
Kingdom of Thailand	3.650%	12/17/21	THB	950,000	31,551
Kingdom of Thailand	1.875%	6/17/22	THB	900,000	29,498
Kingdom of Thailand	2.000%	12/17/22	THB	100,000	3,304
Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,649
Kingdom of Thailand	3.625%	6/16/23	THB	620,000	21,455
Kingdom of Thailand	2.400%	12/17/23	THB	1,902,000	64,279
Kingdom of Thailand	1.450%	12/17/24	THB	700,000	23,070
Kingdom of Thailand	0.950%	6/17/25	THB	600,000	19,369
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	46,089
Kingdom of Thailand	2.125%	12/17/26	THB	600,000	20,518
Kingdom of Thailand	3.580%	12/17/27	THB	987,000	36,846
Kingdom of Thailand	5.670%	3/13/28	THB	120,000	5,067
Kingdom of Thailand	2.875%	12/17/28	THB	1,527,050	55,081
Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	72,143
Kingdom of Thailand	1.600%	12/17/29	THB	583,500	19,134
Kingdom of Thailand	3.650%	6/20/31	THB	1,230,000	48,108

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kingdom of Thailand	3.775%	6/25/32	THB	1,508,000	60,137
Kingdom of Thailand	1.600%	6/17/35	THB	300,000	9,632
Kingdom of Thailand	3.400%	6/17/36	THB	2,961,200	116,986
Kingdom of Thailand	4.260%	12/12/37	THB	277,000	11,653
Kingdom of Thailand	3.300%	6/17/38	THB	1,505,000	58,571
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	6,360
Kingdom of Thailand	4.675%	6/29/44	THB	751,000	35,615
Kingdom of Thailand	2.875%	6/17/46	THB	1,129,525	41,995
Kingdom of Thailand	1.875%	6/17/49	THB	54,000	1,630
Kingdom of Thailand	4.000%	6/17/66	THB	359,725	16,422
Kingdom of Thailand	3.600%	6/17/67	THB	2,342,500	97,835
Total Thailand (Cost $918,053)					1,048,250
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
DP World plc	2.375%	9/25/26	EUR	400	468
DP World plc	4.250%	9/25/30	GBP	2,000	2,857
Emirates NBD PJSC	3.050%	2/26/30	AUD	2,300	1,624
Emirates NBD PJSC	4.750%	2/18/22	AUD	1,400	1,021
Emirates NBD PJSC	1.750%	3/23/22	EUR	3,000	3,546
Emirates NBD PJSC	4.750%	2/9/28	AUD	3,100	2,419
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	7,000	9,260
IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,812
MDGH - GMTN BV	6.875%	3/14/26	GBP	640	1,056
Total United Arab Emirates (Cost $24,571)					26,063
United Kingdom (7.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
AA Bond Co. Ltd.	2.875%	1/31/22	GBP	6,250	7,987
AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	2,740
Arqiva Financing plc	4.882%	12/31/32	GBP	4,583	6,799
Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	4,005
Aspire Defence Finance plc	4.674%	3/31/40	GBP	3,392	6,005
Aspire Defence Finance plc	4.674%	3/31/40	GBP	3,652	6,503
Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,322
Bank of Scotland plc	4.875%	12/20/24	GBP	1,400	2,146
Barclays Bank plc	4.000%	1/12/21	EUR	15,500	18,195
Barclays Bank plc	4.250%	1/12/22	GBP	3,600	4,887
Barclays Bank plc	4.250%	3/2/22	EUR	10,000	12,365
[1] Broadgate Financing plc	4.999%	10/5/33	GBP	6,500	9,970
[1] Canary Wharf Finance II plc	6.455%	10/22/33	GBP	208	334
[1] Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	6,200	8,151
Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	20,617
Co-Operative Bank plc	4.750%	11/11/21	GBP	8,900	11,969
Coventry Building Society	0.500%	1/12/24	EUR	900	1,073
CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	791	1,447
Derby Healthcare plc	5.564%	6/30/41	GBP	1,139	2,114
Greene King Finance plc	5.318%	9/15/31	GBP	969	1,347
Greene King Finance plc	4.064%	3/15/35	GBP	1,623	2,109
High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	6,700	11,441
Integrated Accommodation Services plc	6.480%	3/31/29	GBP	506	812
Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	6,186	10,024
Lloyds Bank plc	1.750%	3/31/22	GBP	3,300	4,364

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,200	10,665
	Lloyds Bank plc	5.125%	3/7/25	GBP	15,200	23,650
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,066
	Lloyds Bank plc	6.000%	2/8/29	GBP	10,350	18,950
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	670	1,016
	Meadowhall Finance plc	4.986%	1/12/32	GBP	2,261	3,474
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	328	456
	National Westminster Bank plc	5.125%	1/13/24	GBP	500	745
	National Westminster Bank plc	0.500%	5/15/24	EUR	10,000	11,968
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	21,067
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,455
	Nationwide Building Society	0.625%	3/25/27	EUR	11,790	14,628
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	7,076
	Nationwide Building Society	1.375%	6/29/32	EUR	16,000	21,818
	Nats En Route plc	5.250%	3/31/26	GBP	2,564	3,781
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	824	1,395
	RAC Bond Co. plc	4.565%	5/6/23	GBP	400	528
	RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	3,915
	RMPA Services plc	5.337%	9/30/38	GBP	2,175	3,893
	Santander UK plc	0.250%	4/21/22	EUR	20,000	23,521
	Santander UK plc	1.250%	9/18/24	EUR	6,700	8,294
[1]	Santander UK plc	5.750%	3/2/27	GBP	5,855	9,649
	Santander UK plc	5.250%	2/16/29	GBP	758	1,338
	Student Finance plc	2.666%	9/30/24	GBP	1,500	1,931
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	4,848	6,796
	Telereal Securitisation plc	6.165%	12/10/31	GBP	895	1,440
	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	2,541	4,874
	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	3,270	5,589
	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	1,916	3,283
	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	4,855	8,366
	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	6,265	10,525
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/26	GBP	2,500	3,255
						405,133
Corporate Bonds (2.2%)
	3i Group plc	5.750%	12/3/32	GBP	5,000	8,613
	A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	6,200	8,895
	ABP Finance plc	6.250%	12/14/26	GBP	4,300	6,642
	Admiral Group plc	5.500%	7/25/24	GBP	2,400	3,551
	Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	1,500	2,752
	Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	2,150	3,533
	Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	8,056
	Anglian Water Services Financing plc	6.875%	8/21/23	GBP	4,300	6,538
	Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,600	4,754
	Anglian Water Services Financing plc	4.500%	10/5/27	GBP	2,792	4,368
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,118
	Annington Funding plc	1.650%	7/12/24	EUR	3,800	4,637
	Annington Funding plc	2.646%	7/12/25	GBP	3,000	4,153
	Annington Funding plc	3.685%	7/12/34	GBP	7,300	11,033
	Annington Funding plc	3.935%	7/12/47	GBP	5,800	9,323
	Aster Treasury plc	4.500%	12/18/43	GBP	2,700	5,232
	AstraZeneca plc	1.250%	5/12/28	EUR	100	127
	AstraZeneca plc	5.750%	11/13/31	GBP	4,000	7,688
	Aviva plc	0.625%	10/27/23	EUR	1,000	1,190
	Aviva plc	1.875%	11/13/27	EUR	4,000	5,171

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	Aviva plc	6.125%	7/5/43	EUR	2,400	3,168
[1]	Aviva plc	3.875%	7/3/44	EUR	2,459	3,113
[1]	Aviva plc	3.375%	12/4/45	EUR	6,000	7,566
[1]	Aviva plc	4.375%	9/12/49	GBP	4,991	7,127
[1]	Aviva plc	6.125%	9/29/49	GBP	4,700	6,499
[1]	Aviva plc	5.125%	6/4/50	GBP	2,000	2,985
[1]	Aviva plc	4.000%	6/3/55	GBP	3,775	5,154
[1]	Aviva plc	6.875%	5/20/58	GBP	8,692	16,529
	Babcock International Group plc	1.750%	10/6/22	EUR	7,800	9,290
	Babcock International Group plc	1.875%	10/5/26	GBP	4,000	5,010
	Babcock International Group plc	1.375%	9/13/27	EUR	600	705
	BAE Systems plc	4.125%	6/8/22	GBP	6,500	8,848
	Barclays Bank plc	6.625%	3/30/22	EUR	7,159	9,062
	Barclays plc	1.500%	4/1/22	EUR	1,600	1,900
	Barclays plc	1.500%	9/3/23	EUR	100	121
	Barclays plc	3.125%	1/17/24	GBP	6,900	9,397
	Barclays plc	3.000%	5/8/26	GBP	11,000	15,082
	Barclays plc	3.250%	2/12/27	GBP	655	913
[1]	Barclays plc	2.000%	2/7/28	EUR	10,300	12,034
	Barclays plc	3.250%	1/17/33	GBP	500	704
	BAT Capital Corp.	2.125%	8/15/25	GBP	1,300	1,752
	BAT International Finance plc	4.875%	2/24/21	EUR	5,250	6,206
	BAT International Finance plc	1.000%	5/23/22	EUR	700	827
	BAT International Finance plc	2.375%	1/19/23	EUR	100	123
	BAT International Finance plc	0.875%	10/13/23	EUR	8,615	10,247
	BAT International Finance plc	2.750%	3/25/25	EUR	6,000	7,727
	BAT International Finance plc	1.250%	3/13/27	EUR	7,850	9,436
	BAT International Finance plc	2.250%	1/16/30	EUR	9,000	11,341
	BAT International Finance plc	6.000%	11/24/34	GBP	4,350	7,590
	BAT International Finance plc	5.750%	7/5/40	GBP	400	693
	BAT International Finance plc	2.250%	9/9/52	GBP	7,000	7,088
	BAT Netherlands Finance BV	2.375%	10/7/24	EUR	10,000	12,581
	BAT Netherlands Finance BV	3.125%	4/7/28	EUR	10,000	13,491
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,200	1,677
	BG Energy Capital plc	1.250%	11/21/22	EUR	6,400	7,629
	BG Energy Capital plc	5.125%	12/1/25	GBP	6,008	9,580
	BG Energy Capital plc	2.250%	11/21/29	EUR	10,411	14,078
	BP Capital Markets plc	1.373%	3/3/22	EUR	2,700	3,214
	BP Capital Markets plc	1.526%	9/26/22	EUR	11,100	13,367
	BP Capital Markets plc	1.177%	8/12/23	GBP	3,100	4,100
	BP Capital Markets plc	1.876%	4/7/24	EUR	9,244	11,472
	BP Capital Markets plc	0.900%	7/3/24	EUR	23,500	28,326
	BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	9,617
	BP Capital Markets plc	2.030%	2/14/25	GBP	1,300	1,784
	BP Capital Markets plc	1.953%	3/3/25	EUR	7,200	9,099
	BP Capital Markets plc	3.470%	5/15/25	CAD	2,550	2,072
	BP Capital Markets plc	1.077%	6/26/25	EUR	5,300	6,469
	BP Capital Markets plc	2.972%	2/27/26	EUR	5,200	6,985
	BP Capital Markets plc	2.274%	7/3/26	GBP	12,737	17,861
	BP Capital Markets plc	2.213%	9/25/26	EUR	13,000	17,033
	BP Capital Markets plc	1.573%	2/16/27	EUR	16,582	20,878
	BP Capital Markets plc	0.831%	11/8/27	EUR	15,000	18,058
	BP Capital Markets plc	2.822%	4/7/32	EUR	10,000	14,244
[1]	BP Capital Markets plc	3.625%	12/31/49	EUR	10,000	11,952

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	BP Capital Markets plc	4.250%	12/31/49	GBP	10,000	13,462
	BPHA Finance plc	4.816%	4/11/44	GBP	1,300	2,582
	British Land Co. plc	2.375%	9/14/29	GBP	1,800	2,362
	British Telecommunications plc	1.125%	3/10/23	EUR	6,600	7,902
	British Telecommunications plc	0.875%	9/26/23	EUR	4,000	4,770
	British Telecommunications plc	1.000%	11/21/24	EUR	8,800	10,575
	British Telecommunications plc	1.750%	3/10/26	EUR	9,920	12,439
	British Telecommunications plc	1.500%	6/23/27	EUR	10,200	12,654
	British Telecommunications plc	2.125%	9/26/28	EUR	100	130
	British Telecommunications plc	5.750%	12/7/28	GBP	4,030	6,781
	British Telecommunications plc	3.125%	11/21/31	GBP	400	576
	British Telecommunications plc	6.375%	6/23/37	GBP	6,000	11,731
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	1,900	3,161
	BUPA Finance plc	2.000%	4/5/24	GBP	12,750	17,112
	BUPA Finance plc	5.000%	12/8/26	GBP	5,100	7,523
	Cadent Finance plc	0.625%	9/22/24	EUR	22,620	26,981
	Cadent Finance plc	2.125%	9/22/28	GBP	18,908	25,823
	Cadent Finance plc	0.750%	3/11/32	EUR	5,000	5,860
	Cadent Finance plc	2.625%	9/22/38	GBP	3,300	4,599
	Cadent Finance plc	3.125%	3/21/40	GBP	200	296
	Cadent Finance plc	2.750%	9/22/46	GBP	2,150	3,031
	Cardiff University	3.000%	12/7/55	GBP	2,000	3,469
	Centrica plc	6.375%	3/10/22	GBP	1,850	2,569
	Centrica plc	4.375%	3/13/29	GBP	4,800	7,501
	Centrica plc	7.000%	9/19/33	GBP	3,000	6,099
	Centrica plc	4.250%	9/12/44	GBP	3,450	5,946
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	4,850	11,621
	Citizen Treasury plc	3.250%	10/20/48	GBP	1,600	2,663
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	16,300	19,820
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,400	13,621
	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	20,353
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	130
	CK Hutchison Group Telecom Finance SA	0.375%	10/17/23	EUR	100	118
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,000	6,692
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	200	245
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	18,000	22,209
	Clarion Funding plc	2.625%	1/18/29	GBP	1,554	2,229
	Clarion Funding plc	3.125%	4/19/48	GBP	3,000	4,811
	CNH Industrial Finance Europe SA	1.375%	5/23/22	EUR	200	237
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	7,000	8,725
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	10,900	13,398
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	500	598
	Coca-Cola European Partners plc	0.750%	2/24/22	EUR	6,000	7,072
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,800	7,050
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	3,000	3,859
	Coca-Cola European Partners plc	1.750%	3/27/26	EUR	12,000	15,164
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,200	6,733
	Coca-Cola European Partners plc	0.700%	9/12/31	EUR	8,500	9,953
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	700	1,248
	Compass Group International BV	0.625%	7/3/24	EUR	1,700	2,033
	Compass Group plc	2.000%	9/5/25	GBP	400	546
	Compass Group plc	2.000%	7/3/29	GBP	1,600	2,225
	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	2,647	3,875
	Coventry Building Society	5.875%	9/28/22	GBP	15,868	22,536

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	CPUK Finance Ltd.	3.588%	8/28/25	GBP	3,000	3,980
	CPUK Finance Ltd.	3.690%	8/28/28	GBP	100	132
[1]	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	3,949
	Crh Finance UK plc	4.125%	12/2/29	GBP	5,700	8,948
	Dali Capital plc	4.799%	12/21/37	GBP	550	975
	Diageo Finance plc	0.500%	6/19/24	EUR	854	1,020
	Diageo Finance plc	1.750%	9/23/24	EUR	200	250
	Diageo Finance plc	2.500%	3/27/32	EUR	15,000	21,271
	DS Smith plc	2.250%	9/16/22	EUR	100	121
	DS Smith plc	1.375%	7/26/24	EUR	400	479
[14]	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	875
	Dwr Cymru Financing Ltd.	2.500%	3/31/36	GBP	600	888
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,537
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	426
	easyJet plc	1.750%	2/9/23	EUR	800	855
	Electricity North West Ltd.	8.875%	3/25/26	GBP	2,000	3,659
	EMH Treasury plc	4.500%	1/29/44	GBP	994	1,869
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,060
	Eversholt Funding plc	3.529%	8/7/42	GBP	3,400	4,930
	Experian Finance plc	1.375%	6/25/26	EUR	400	496
	Experian Finance plc	3.250%	4/7/32	GBP	10,000	15,298
	Fidelity International Ltd.	7.125%	2/13/24	GBP	1,300	1,983
	Fidelity International Ltd.	2.500%	11/4/26	EUR	2,739	3,324
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	3,726
	Friends Life Holdings plc	8.250%	4/21/22	GBP	3,000	4,287
	Futures Treasury plc	3.375%	2/8/44	GBP	900	1,529
	G4S International Finance plc	1.500%	1/9/23	EUR	2,100	2,463
	G4S International Finance plc	1.500%	6/2/24	EUR	12,300	14,434
[1]	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,392
[1]	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	17,950	26,798
[1]	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	806
	Gatwick Funding Ltd.	3.125%	9/28/39	GBP	4,300	5,226
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	400	475
[1]	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	1,200	1,285
	Genfinance II plc	6.064%	12/21/39	GBP	5,900	12,058
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	434
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,391
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	15,000	18,732
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	500	619
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,900	5,980
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	10,400	13,940
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	14,024
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	10,000	13,228
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	1,145	2,596
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	4,355	9,221
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	600	1,173
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	1,000	1,382
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,800	2,164
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	627
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	3,000	5,619
	Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	689	1,151
	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	1,264	1,946
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,828
	Gwynt Y Mor OFTO plc	2.778%	2/17/34	GBP	2,253	3,215

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Hammerson plc	2.000%	7/1/22	EUR	7,200	7,847
	Hammerson plc	6.000%	2/23/26	GBP	4,000	5,230
	Hammerson plc	7.250%	4/21/28	GBP	4,000	5,413
	Hastings Group Finance plc	3.000%	5/24/25	GBP	11,000	15,333
	Haven Funding plc	8.125%	9/30/37	GBP	1,101	2,278
[1]	HBOS Sterling Finance Jersey LP	7.881%	12/9/67	GBP	1,000	2,084
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,043
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	7,920	11,302
[1]	Heathrow Funding Ltd.	1.875%	5/23/24	EUR	400	475
	Heathrow Funding Ltd.	3.400%	3/8/28	CAD	7,000	5,330
	Heathrow Funding Ltd.	3.782%	9/4/30	CAD	100	76
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	3,050	5,293
[1]	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	7,100	7,971
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	4,200	4,781
	Heathrow Funding Ltd.	1.875%	3/14/34	EUR	1,300	1,449
	Heathrow Funding Ltd.	5.875%	5/13/41	GBP	12,700	22,428
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	2,500	3,922
	Heathrow Funding Ltd.	2.750%	8/9/49	GBP	950	1,114
	Hiscox Ltd.	2.000%	12/14/22	GBP	700	913
	Home Group Ltd.	3.125%	3/27/43	GBP	2,000	3,050
[1]	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	465
	HSBC Bank plc	6.500%	7/7/23	GBP	5,000	7,350
[1]	HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,519
	HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,383
	HSBC Bank plc	6.250%	1/30/41	GBP	66	122
	HSBC Bank plc	4.750%	3/24/46	GBP	100	162
	HSBC Holdings plc	1.500%	3/15/22	EUR	21,200	25,221
[1]	HSBC Holdings plc	2.175%	6/27/23	GBP	14,000	18,448
	HSBC Holdings plc	3.196%	12/5/23	CAD	9,790	7,784
	HSBC Holdings plc	0.875%	9/6/24	EUR	17,600	20,995
[1]	HSBC Holdings plc	1.500%	12/4/24	EUR	4,000	4,841
	HSBC Holdings plc	3.000%	6/30/25	EUR	26,500	33,935
[1]	HSBC Holdings plc	2.256%	11/13/26	GBP	6,000	8,027
[1]	HSBC Holdings plc	3.000%	7/22/28	GBP	29,830	41,491
	HSBC Holdings plc	2.625%	8/16/28	GBP	3,125	4,314
	HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,622
	HSBC Holdings plc	7.000%	4/7/38	GBP	10,100	19,094
	HSBC Holdings plc	6.000%	3/29/40	GBP	7,650	13,265
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	537
	Hyde Housing Association Ltd.	1.750%	8/18/55	GBP	8,000	9,429
	Imperial Brands Finance plc	9.000%	2/17/22	GBP	12,400	17,752
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	1,000	1,212
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	600	799
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	15,500	19,449
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,600	11,872
	Incommunities Treasury plc	3.250%	3/21/49	GBP	3,100	5,214
	Informa plc	1.500%	7/5/23	EUR	1,300	1,516
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	7,500	13,010
	Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	1,200	1,368
	Land Securities Capital Markets plc	1.974%	2/8/24	GBP	1,000	1,327
	Land Securities Capital Markets plc	2.375%	3/29/27	GBP	800	1,096
	Land Securities Capital Markets plc	2.625%	9/22/37	GBP	4,200	5,917
	Land Securities Capital Markets plc	2.750%	9/22/57	GBP	1,300	1,898
	Leeds Building Society	1.375%	5/5/22	EUR	22,195	26,393

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Leeds Building Society	0.500%	7/3/24	EUR	500	599
[1]	Leeds Building Society	3.750%	4/25/29	GBP	500	672
	Legal & General Finance plc	5.875%	12/11/31	GBP	7,000	13,155
[1]	Legal & General Group plc	5.375%	10/27/45	GBP	3,400	4,991
[1]	Legal & General Group plc	5.125%	11/14/48	GBP	1,000	1,466
[1]	Legal & General Group plc	5.500%	6/27/64	GBP	800	1,225
	Lendlease Europe Finance plc	6.125%	10/12/21	GBP	15,900	21,324
	Liberty Living Finance plc	2.625%	11/28/24	GBP	2,000	2,652
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,370
	Linde Finance BV	5.875%	4/24/23	GBP	2,177	3,190
	Linde Finance BV	1.000%	4/20/28	EUR	500	634
[1]	Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	858
	Lloyds Bank Corporate Markets plc	0.250%	10/4/22	EUR	8,000	9,371
	Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	10,435
	Lloyds Bank plc	0.250%	3/25/24	EUR	8,000	9,523
	Lloyds Bank plc	7.500%	4/15/24	GBP	10,170	16,125
	Lloyds Bank plc	0.625%	3/26/25	EUR	500	608
	Lloyds Bank plc	7.625%	4/22/25	GBP	8,190	13,417
	Lloyds Bank plc	0.125%	6/18/26	EUR	10,000	11,942
	Lloyds Bank plc	0.125%	9/23/29	EUR	40,000	47,731
	Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	939
	Lloyds Banking Group plc	3.650%	3/20/23	AUD	1,800	1,333
	Lloyds Banking Group plc	0.650%	5/30/23	JPY	300,000	2,846
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,800,000	16,938
[1]	Lloyds Banking Group plc	0.625%	1/15/24	EUR	2,800	3,279
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	2,000	2,692
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	2,600	2,083
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	11,900	9,147
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	1,600,000	15,247
[1]	Lloyds Banking Group plc	0.500%	11/12/25	EUR	10,500	12,216
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	4,960	3,895
[1]	Lloyds Banking Group plc	4.500%	3/18/30	EUR	3,500	4,544
	Lloyds TSB Bank plc	13.000%	12/31/49	GBP	437	991
	London & Quadrant Housing Trust Ltd.	2.625%	5/5/26	GBP	2,000	2,760
	London & Quadrant Housing Trust Ltd.	2.625%	2/28/28	GBP	2,500	3,490
	London & Quadrant Housing Trust Ltd.	4.625%	12/5/33	GBP	500	866
	London & Quadrant Housing Trust Ltd.	5.500%	1/27/40	GBP	2,400	4,779
	London & Quadrant Housing Trust Ltd.	3.750%	10/27/49	GBP	3,800	6,577
	London & Quadrant Housing Trust Ltd.	3.125%	2/28/53	GBP	1,700	2,697
	London & Quadrant Housing Trust Ltd.	2.750%	7/20/57	GBP	2,000	2,971
	London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,299
	London Power Networks plc	6.125%	6/7/27	GBP	600	1,023
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	13,300	16,950
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	2,000	2,745
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	2,995
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	4,000	4,589
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	3,400	5,338
	Metropolitan Funding plc	4.125%	4/5/48	GBP	2,000	3,338
	Mondi Finance plc	1.500%	4/15/24	EUR	11,550	14,111
	Morhomes plc	3.400%	2/19/38	GBP	1,800	2,664
	Motability Operations Group plc	5.375%	6/28/22	GBP	1,000	1,399
	Motability Operations Group plc	1.625%	6/9/23	EUR	500	612
	Motability Operations Group plc	0.375%	1/3/26	EUR	7,816	9,319
	Motability Operations Group plc	4.375%	2/8/27	GBP	8,600	13,513

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Motability Operations Group plc	1.750%	7/3/29	GBP	9,762	13,414
	Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,683
	Motability Operations Group plc	2.375%	3/14/32	GBP	800	1,156
	Motability Operations Group plc	3.625%	3/10/36	GBP	500	837
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	146
	Myriad Capital plc	4.750%	12/20/43	GBP	500	957
	National Express Group plc	2.500%	11/11/23	GBP	5,000	6,624
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	4,200	5,641
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	5,800	7,975
	National Grid plc	0.553%	9/18/29	EUR	5,000	5,888
	Nationwide Building Society	2.250%	4/29/22	GBP	1,500	1,991
	Nationwide Building Society	0.750%	10/26/22	EUR	6,000	7,158
	Nationwide Building Society	1.250%	3/3/25	EUR	500	617
[1]	Nationwide Building Society	1.500%	3/8/26	EUR	14,900	18,125
	Nationwide Building Society	3.000%	5/6/26	GBP	20,310	29,292
	Nationwide Building Society	3.250%	1/20/28	GBP	1,313	1,970
[1]	Nationwide Building Society	2.000%	7/25/29	EUR	25,235	30,252
[1]	Natwest Group plc	2.000%	3/8/23	EUR	1,000	1,191
	Natwest Group plc	2.500%	3/22/23	EUR	15,700	19,250
[1]	Natwest Group plc	1.750%	3/2/26	EUR	38,000	46,079
	NatWest Markets plc	1.000%	5/28/24	EUR	10,000	11,901
	NewRiver REIT plc	3.500%	3/7/28	GBP	1,800	2,029
	Next plc	3.625%	5/18/28	GBP	7,000	9,475
[1]	NGG Finance plc	1.625%	12/5/79	EUR	1,000	1,150
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	482
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	3,800	6,998
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,561
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,533	2,856
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	500	737
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	6,900	9,284
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	561
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	2,595	4,946
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	750	1,527
	Notting Hill Housing Trust	3.750%	12/20/32	GBP	5,399	8,290
	Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,856
	Notting Hill Housing Trust	3.250%	10/12/48	GBP	250	379
	Notting Hill Housing Trust	4.375%	2/20/54	GBP	5,000	9,321
	Orbit Capital plc	3.500%	3/24/45	GBP	3,967	6,310
	Paragon Treasury plc	3.625%	1/21/47	GBP	2,000	3,239
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	315
	Peabody Capital plc	5.250%	3/17/43	GBP	5,650	11,493
	Pearson Funding Five plc	1.375%	5/6/25	EUR	600	713
	Penarian Housing Finance plc	3.212%	6/7/52	GBP	1,500	2,224
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	2,500	4,177
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	4,300	6,601
	Phoenix Group Holdings	4.125%	7/20/22	GBP	1,025	1,375
	Phoenix Group Holdings	6.625%	12/18/25	GBP	4,400	6,708
	Phoenix Group Holdings	4.375%	1/24/29	EUR	14,700	18,685
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	2,700	3,998
	Places For People Treasury plc	2.875%	8/17/26	GBP	10,300	14,213
	Platform HG Financing plc	1.625%	8/10/55	GBP	5,000	6,217
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,014
	Principality Building Society	2.375%	11/23/23	GBP	1,000	1,330
	Prudential plc	5.875%	5/11/29	GBP	1,111	1,909

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Prudential plc	6.125%	12/19/31	GBP	9,000	15,347
[1]	Prudential plc	5.560%	7/20/55	GBP	9,800	14,262
[1]	Prudential plc	6.340%	12/19/63	GBP	3,300	5,207
	Quadgas Finance plc	3.375%	9/17/29	GBP	4,700	6,540
[2]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	5,000	5,982
[2]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	4,300	5,811
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,467
	RELX Finance BV	0.000%	3/18/24	EUR	600	701
	RELX Finance BV	0.500%	3/10/28	EUR	15,000	17,691
	Rentokil Initial plc	0.950%	11/22/24	EUR	5,100	6,142
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	394
[1]	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	500	722
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	3,200	5,015
[1]	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	10,700	14,422
	Rothesay Life plc	3.375%	7/12/26	GBP	6,000	8,000
[1]	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	2,200	3,016
[1]	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	6,000	8,333
	Royal Mail plc	1.250%	10/8/26	EUR	5,000	5,879
[1]	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,961
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	968	1,832
	Sanctuary Capital plc	6.697%	3/23/39	GBP	2,100	4,897
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	8,924
	Sanctuary Capital plc	2.375%	4/14/50	GBP	1,000	1,443
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	11,105	13,196
[1]	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	6,500	7,518
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	10,455	14,848
[1]	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	14,400	19,725
	Santander UK plc	1.125%	1/14/22	EUR	11,000	13,021
	Santander UK plc	0.100%	5/12/24	EUR	20,000	23,679
	Santander UK plc	0.500%	1/10/25	EUR	8,100	9,753
	Santander UK plc	1.125%	3/10/25	EUR	11,100	13,553
	Santander UK plc	3.875%	10/15/29	GBP	9,200	14,438
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	796	1,449
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,200	7,628
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,825
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	500	706
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,552
	Segro plc	2.375%	10/11/29	GBP	1,200	1,715
	Segro plc	2.875%	10/11/37	GBP	300	457
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,697
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,300	1,950
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	1,200	1,630
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	4,540	9,092
	Sky Ltd.	1.875%	11/24/23	EUR	5,500	6,804
	Sky Ltd.	2.250%	11/17/25	EUR	500	651
	Sky Ltd.	2.500%	9/15/26	EUR	26,700	35,640
	Sky Ltd.	6.000%	5/21/27	GBP	200	342
	Sky Ltd.	4.000%	11/26/29	GBP	4,800	7,703
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	13,456
[1]	Society of Lloyd’s	4.875%	2/7/47	GBP	7,000	10,064
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	600	962
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,550	4,605
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,850	5,594

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	381
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	4,600	8,378
	Southern Gas Networks plc	2.500%	2/3/25	GBP	4,575	6,391
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	945
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	1,500	2,458
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,354
[15]	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	415
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	234
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	586
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	800	1,175
	SP Manweb plc	4.875%	9/20/27	GBP	300	482
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,300	2,130
	SSE plc	2.375%	2/10/22	EUR	100	120
	SSE plc	5.875%	9/22/22	GBP	400	570
	SSE plc	1.250%	4/16/25	EUR	12,900	15,790
	SSE plc	0.875%	9/6/25	EUR	1,600	1,937
	SSE plc	8.375%	11/20/28	GBP	5,030	9,951
	SSE plc	6.250%	8/27/38	GBP	1,600	3,406
[1]	SSE plc	3.625%	9/16/77	GBP	100	132
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	392
[1]	Standard Chartered plc	0.750%	10/3/23	EUR	14,112	16,583
	Standard Chartered plc	3.125%	11/19/24	EUR	500	636
[1]	Standard Chartered plc	1.625%	10/3/27	EUR	700	856
[1]	Standard Chartered plc	0.850%	1/27/28	EUR	6,000	6,983
	Sunderlan SHG Finance plc	6.380%	3/31/42	GBP	267	499
	Swan Housing Capital plc	3.625%	3/5/48	GBP	4,364	6,370
	TC Dudgeon OFTO plc	3.158%	11/12/38	GBP	1,241	1,882
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	10,100	12,067
	Tesco plc	5.125%	4/10/47	EUR	3,800	6,407
	Thames Water Utilities Cayman Finance Ltd.	2.875%	12/12/24	CAD	1,175	912
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	8,000	11,782
	Thames Water Utilities Cayman Finance Ltd.	3.500%	2/25/28	GBP	1,300	1,906
	Thames Water Utilities Cayman Finance Ltd.	2.625%	1/24/32	GBP	7,000	9,782
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	2,795	4,666
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	7,476	14,748
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,645	3,071
	Thames Water Utilities Cayman Finance Ltd.	7.738%	4/9/58	GBP	1,100	2,991
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	1,500	2,003
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	3,590	6,464
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	1,407	2,596
	THFC Funding No. 2 plc	6.350%	7/8/39	GBP	2,400	5,222
	THFC Funding No. 3 plc	5.200%	10/11/43	GBP	5,400	10,951
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	824
	Unilever NV	0.500%	2/3/22	EUR	200	235
	Unilever NV	0.375%	2/14/23	EUR	1,100	1,302
	Unilever NV	1.000%	6/3/23	EUR	100	120

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Unilever NV	0.500%	8/12/23	EUR	10,000	11,920
	Unilever NV	0.500%	1/6/25	EUR	100	120
	Unilever NV	1.250%	3/25/25	EUR	20,000	24,744
	Unilever NV	1.125%	2/12/27	EUR	10,100	12,711
	Unilever NV	1.375%	7/31/29	EUR	5,300	6,948
	Unilever NV	1.750%	3/25/30	EUR	10,000	13,442
	Unilever NV	1.375%	9/4/30	EUR	1,300	1,726
	Unilever plc	1.125%	2/3/22	GBP	1,200	1,572
	Unilever plc	1.500%	7/22/26	GBP	200	274
	Unilever plc	1.500%	6/11/39	EUR	5,200	7,121
	UNITE USAF II plc	3.921%	6/30/25	GBP	3,896	5,459
[1]	UNITE USAF II plc	3.374%	6/30/28	GBP	1,600	2,141
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	8,000	10,979
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	7,900	11,683
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	2,000	2,811
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	1,406	1,886
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	3,750	5,212
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,810	11,699
	University of Cambridge	3.750%	10/17/52	GBP	900	1,944
	University of Cambridge	2.350%	6/27/78	GBP	1,850	3,617
	University of Liverpool	3.375%	6/25/55	GBP	300	584
	University of Manchester	4.250%	7/4/53	GBP	1,900	4,214
	University of Oxford	2.544%	12/8/17	GBP	7,000	12,696
	University of Southampton	2.250%	4/11/57	GBP	100	149
[1]	Virgin Money Holdings UK plc	3.375%	4/24/26	GBP	12,166	16,010
[1]	Virgin Money UK plc	4.000%	9/3/27	GBP	5,600	7,611
	Vodafone Group plc	4.650%	1/20/22	EUR	100	123
	Vodafone Group plc	3.250%	12/13/22	AUD	1,000	737
	Vodafone Group plc	1.750%	8/25/23	EUR	9,100	11,157
	Vodafone Group plc	0.500%	1/30/24	EUR	400	474
	Vodafone Group plc	1.875%	9/11/25	EUR	20,000	25,276
	Vodafone Group plc	1.125%	11/20/25	EUR	30,200	37,063
	Vodafone Group plc	5.625%	12/4/25	GBP	1,200	1,922
	Vodafone Group plc	2.200%	8/25/26	EUR	300	391
	Vodafone Group plc	0.900%	11/24/26	EUR	11,250	13,714
	Vodafone Group plc	1.500%	7/24/27	EUR	4,200	5,297
	Vodafone Group plc	4.200%	12/13/27	AUD	9,350	7,521
	Vodafone Group plc	1.625%	11/24/30	EUR	10,800	13,872
	Vodafone Group plc	1.600%	7/29/31	EUR	11,300	14,479
	Vodafone Group plc	5.900%	11/26/32	GBP	3,300	6,228
	Vodafone Group plc	2.875%	11/20/37	EUR	2,800	4,042
	Vodafone Group plc	2.500%	5/24/39	EUR	4,500	6,159
	Vodafone Group plc	3.375%	8/8/49	GBP	2,900	4,265
	Vodafone Group plc	3.000%	8/12/56	GBP	5,300	7,225
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	9,039
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	1,500	2,338
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	3,470	6,998
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,200	5,300
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	4,300	7,985
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	800	1,337
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	3,572
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,771

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	2,200	3,669
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	1,750	3,660
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	6,800	9,802
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	5,600	10,463
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	4,500	8,100
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	7,285
	Wm Morrison Supermarkets plc	4.625%	12/8/23	GBP	800	1,159
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	1,350	1,975
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,550	9,012
	Wods Transmission plc	3.446%	8/24/34	GBP	549	820
	WPP Finance 2013	2.875%	9/14/46	GBP	500	604
	WPP Finance 2016	1.375%	3/20/25	EUR	14,200	17,344
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	100	125
	WPP Finance SA	2.250%	9/22/26	EUR	300	388
	Yorkshire Building Society	1.250%	3/17/22	EUR	9,403	11,145
	Yorkshire Building Society	0.875%	3/20/23	EUR	5,500	6,522
[1]	Yorkshire Building Society	3.000%	4/18/25	GBP	2,400	3,270
	Yorkshire Building Society	3.500%	4/21/26	GBP	1,100	1,588
[1]	Yorkshire Building Society	3.375%	9/13/28	GBP	7,334	10,015
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	367
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	6,400	9,690
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	3,100	4,574
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	1,100	2,228
	Yorkshire Water Services Finance Ltd.	6.375%	8/19/39	GBP	3,377	7,489
[1]	Yorkshire Water Services Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,335
						3,493,215
Sovereign Bonds (4.7%)
	Affordable Housing Finance plc	3.800%	5/20/42	GBP	5,000	9,579
[1]	Affordable Housing Finance plc	2.893%	8/11/45	GBP	2,673	4,583
	LCR Finance plc	4.500%	12/7/28	GBP	7,500	12,766
	LCR Finance plc	4.500%	12/7/38	GBP	1,600	3,295
	LCR Finance plc	5.100%	3/7/51	GBP	6,700	17,608
	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	555
	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	7,000	10,399
	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	8,900	15,812
	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	8,488
	NIE Finance plc	2.500%	10/27/25	GBP	800	1,118
	Prs Finance plc	1.750%	11/24/26	GBP	19,826	27,581
	Prs Finance plc	2.000%	1/23/29	GBP	4,000	5,666
	Transport for London	2.250%	8/9/22	GBP	900	1,201
	Transport for London	2.125%	4/24/25	GBP	5,000	6,925
	Transport for London	3.875%	7/23/42	GBP	800	1,447
	Transport for London	3.625%	5/15/45	GBP	4,900	8,754
	Transport for London	4.000%	4/7/64	GBP	4,550	9,981
	United Kingdom	1.500%	1/22/21	GBP	143,000	185,864
	United Kingdom	8.000%	6/7/21	GBP	26,000	35,280
	United Kingdom	0.500%	7/22/22	GBP	267,391	349,550
	United Kingdom	1.750%	9/7/22	GBP	112,220	150,137
	United Kingdom	0.750%	7/22/23	GBP	222,150	294,246
	United Kingdom	2.250%	9/7/23	GBP	20,000	27,623

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	United Kingdom	1.000%	4/22/24	GBP	250,532	336,570
	United Kingdom	5.000%	3/7/25	GBP	140,707	222,388
	United Kingdom	0.625%	6/7/25	GBP	29,281	39,093
	United Kingdom	1.500%	7/22/26	GBP	48,700	68,538
	United Kingdom	1.250%	7/22/27	GBP	105,500	147,529
	United Kingdom	4.250%	12/7/27	GBP	77,000	129,333
	United Kingdom	1.625%	10/22/28	GBP	53,495	77,551
	United Kingdom	0.875%	10/22/29	GBP	150,319	206,160
	United Kingdom	4.750%	12/7/30	GBP	24,861	46,602
	United Kingdom	4.250%	6/7/32	GBP	113,541	211,713
	United Kingdom	4.500%	9/7/34	GBP	104,225	207,473
	United Kingdom	4.250%	3/7/36	GBP	107,000	213,515
	United Kingdom	1.750%	9/7/37	GBP	264,300	401,810
	United Kingdom	4.750%	12/7/38	GBP	16,708	36,839
	United Kingdom	4.250%	9/7/39	GBP	67,796	143,283
	United Kingdom	4.250%	12/7/40	GBP	97,145	208,987
	United Kingdom	1.250%	10/22/41	GBP	55,000	77,933
	United Kingdom	4.500%	12/7/42	GBP	95,100	217,122
	United Kingdom	3.250%	1/22/44	GBP	242,300	476,250
	United Kingdom	3.500%	1/22/45	GBP	91,920	190,022
	United Kingdom	4.250%	12/7/46	GBP	65,600	153,980
	United Kingdom	1.500%	7/22/47	GBP	118,300	178,720
	United Kingdom	1.750%	1/22/49	GBP	37,353	59,930
	United Kingdom	4.250%	12/7/49	GBP	72,600	178,333
	United Kingdom	3.750%	7/22/52	GBP	93,100	221,055
	United Kingdom	1.625%	10/22/54	GBP	102,542	164,938
	United Kingdom	4.250%	12/7/55	GBP	89,100	238,698
	United Kingdom	1.750%	7/22/57	GBP	36,791	62,726
	United Kingdom	4.000%	1/22/60	GBP	107,500	293,631
	United Kingdom	0.500%	10/22/61	GBP	15,000	17,754
	United Kingdom	2.500%	7/22/65	GBP	92,200	199,784
	United Kingdom	3.500%	7/22/68	GBP	56,064	154,099
	United Kingdom	1.625%	10/22/71	GBP	88,659	163,011
	United Kingdom Gilt	0.125%	1/30/26	GBP	68,884	89,746
	United Kingdom Gilt	0.375%	10/22/30	GBP	131,470	171,617
	United Kingdom Gilt	0.625%	10/22/50	GBP	126,398	155,552
	Urenco Finance NV	2.375%	12/2/24	EUR	4,000	5,041
						7,355,784
Total United Kingdom (Cost $10,294,727)						11,254,132
United States (3.2%)
Corporate Bonds (3.2%)
	3M Co.	1.875%	11/15/21	EUR	400	477
	3M Co.	0.375%	2/15/22	EUR	17,000	19,944
	3M Co.	0.950%	5/15/23	EUR	2,000	2,407
	3M Co.	1.500%	11/9/26	EUR	300	385
	3M Co.	1.750%	5/15/30	EUR	1,617	2,192
	Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	22,600	27,144
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	17,800	22,563
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	10,000	11,941
[2]	AbbVie Inc.	0.500%	6/1/21	EUR	4,800	5,610
[2]	AbbVie Inc.	1.500%	11/15/23	EUR	1,200	1,462
	AbbVie Inc.	1.375%	5/17/24	EUR	12,000	14,588
[2]	AbbVie Inc.	1.250%	6/1/24	EUR	10,000	12,106

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	AbbVie Inc.	0.750%	11/18/27	EUR	5,000	6,015
[2]	AbbVie Inc.	2.625%	11/15/28	EUR	2,000	2,715
	AbbVie Inc.	2.125%	11/17/28	EUR	19,900	26,353
[2]	AbbVie Inc.	2.125%	6/1/29	EUR	8,400	11,104
	AbbVie Inc.	1.250%	11/18/31	EUR	2,400	2,985
	Air Lease Corp.	2.625%	12/5/24	CAD	1,400	1,000
	Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	4,077
	Air Products & Chemicals Inc.	0.500%	5/5/28	EUR	3,800	4,538
	Air Products & Chemicals Inc.	0.800%	5/5/32	EUR	3,427	4,165
	Albemarle Corp.	1.875%	12/8/21	EUR	100	118
	Altria Group Inc.	1.000%	2/15/23	EUR	2,400	2,855
	Altria Group Inc.	1.700%	6/15/25	EUR	3,100	3,821
	Altria Group Inc.	2.200%	6/15/27	EUR	12,550	15,895
	Altria Group Inc.	3.125%	6/15/31	EUR	19,100	25,938
	American Express Credit Corp.	0.625%	11/22/21	EUR	26,702	31,366
	American Honda Finance Corp.	1.300%	3/21/22	GBP	15,000	19,554
	American Honda Finance Corp.	0.350%	8/26/22	EUR	2,820	3,316
	American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	6,126
	American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	8,617
	American Honda Finance Corp.	1.950%	10/18/24	EUR	9,100	11,409
	American International Group Inc.	5.000%	4/26/23	GBP	3,400	4,815
	American International Group Inc.	1.500%	6/8/23	EUR	500	602
	American International Group Inc.	1.875%	6/21/27	EUR	5,300	6,648
	American Tower Corp.	1.375%	4/4/25	EUR	8,500	10,420
	American Tower Corp.	1.950%	5/22/26	EUR	17,900	22,696
	American Tower Corp.	0.500%	1/15/28	EUR	5,000	5,814
	American Tower Corp.	1.000%	1/15/32	EUR	5,100	5,993
	Amgen Inc.	1.250%	2/25/22	EUR	18,360	21,720
	Amgen Inc.	2.000%	2/25/26	EUR	2,600	3,358
	Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,277
	Amgen Inc.	4.000%	9/13/29	GBP	4,500	7,177
	Aon plc	2.875%	5/14/26	EUR	3,400	4,484
	Apple Inc.	3.700%	8/28/22	AUD	7,250	5,404
	Apple Inc.	1.000%	11/10/22	EUR	4,050	4,845
	Apple Inc.	3.350%	1/10/24	AUD	750	573
	Apple Inc.	1.375%	1/17/24	EUR	10,400	12,779
	Apple Inc.	2.513%	8/19/24	CAD	13,382	10,637
	Apple Inc.	0.875%	5/24/25	EUR	12,000	14,669
	Apple Inc.	0.000%	11/15/25	EUR	6,900	8,125
	Apple Inc.	3.600%	6/10/26	AUD	1,890	1,529
	Apple Inc.	1.625%	11/10/26	EUR	4,139	5,335
	Apple Inc.	2.000%	9/17/27	EUR	7,080	9,438
	Apple Inc.	1.375%	5/24/29	EUR	3,900	5,058
	Apple Inc.	3.050%	7/31/29	GBP	9,500	14,770
	Apple Inc.	0.750%	2/25/30	CHF	5,500	6,458
	Apple Inc.	0.500%	11/15/31	EUR	6,700	8,155
	Apple Inc.	3.600%	7/31/42	GBP	7,000	13,051
	Aptiv plc	1.500%	3/10/25	EUR	12,022	14,699
	Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	12,271
	Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	15,600	19,168
	AT&T Inc.	2.650%	12/17/21	EUR	200	239
	AT&T Inc.	2.500%	3/15/23	EUR	2,100	2,585
	AT&T Inc.	2.750%	5/19/23	EUR	9,848	12,303
	AT&T Inc.	1.050%	9/5/23	EUR	2,100	2,521

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	AT&T Inc.	1.300%	9/5/23	EUR	15,314	18,478
	AT&T Inc.	1.950%	9/15/23	EUR	800	982
	AT&T Inc.	3.450%	9/19/23	AUD	900	677
	AT&T Inc.	2.400%	3/15/24	EUR	9,000	11,276
	AT&T Inc.	1.375%	12/4/24	CHF	500	575
	AT&T Inc.	4.000%	11/25/25	CAD	10,600	8,855
	AT&T Inc.	3.500%	12/17/25	EUR	4,800	6,510
	AT&T Inc.	4.100%	1/19/26	AUD	650	520
	AT&T Inc.	1.800%	9/5/26	EUR	3,800	4,804
	AT&T Inc.	2.900%	12/4/26	GBP	3,200	4,547
	AT&T Inc.	1.600%	5/19/28	EUR	4,000	5,006
	AT&T Inc.	4.600%	9/19/28	AUD	6,270	5,249
	AT&T Inc.	4.375%	9/14/29	GBP	5,488	8,616
	AT&T Inc.	0.800%	3/4/30	EUR	4,000	4,683
	AT&T Inc.	3.550%	12/17/32	EUR	9,962	14,769
	AT&T Inc.	5.200%	11/18/33	GBP	10,000	17,390
	AT&T Inc.	3.375%	3/15/34	EUR	2,800	4,097
	AT&T Inc.	2.450%	3/15/35	EUR	5,100	6,767
	AT&T Inc.	3.150%	9/4/36	EUR	21,100	29,863
	AT&T Inc.	2.600%	5/19/38	EUR	2,000	2,667
	AT&T Inc.	7.000%	4/30/40	GBP	4,150	8,692
	AT&T Inc.	4.250%	6/1/43	GBP	5,267	8,358
	AT&T Inc.	4.850%	5/25/47	CAD	4,000	3,295
	AT&T Inc.	5.100%	11/25/48	CAD	4,100	3,511
	Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,448
	Bank of America Corp.	1.625%	9/14/22	EUR	5,000	6,014
[1]	Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,733
	Bank of America Corp.	0.750%	7/26/23	EUR	20,000	23,773
[1]	Bank of America Corp.	3.301%	4/24/24	CAD	9,525	7,544
	Bank of America Corp.	2.375%	6/19/24	EUR	7,000	8,824
[1]	Bank of America Corp.	1.379%	2/7/25	EUR	5,600	6,781
	Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,685
[1]	Bank of America Corp.	2.932%	4/25/25	CAD	4,698	3,727
	Bank of America Corp.	2.300%	7/25/25	GBP	6,000	8,291
[1]	Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,649
[1]	Bank of America Corp.	3.515%	3/24/26	CAD	3,000	2,445
[1]	Bank of America Corp.	0.808%	5/9/26	EUR	20,000	23,806
	Bank of America Corp.	4.250%	12/10/26	GBP	4,423	6,819
[1]	Bank of America Corp.	1.776%	5/4/27	EUR	22,100	27,649
[1]	Bank of America Corp.	3.648%	3/31/29	EUR	14,000	19,863
[1]	Bank of America Corp.	0.580%	8/8/29	EUR	9,000	10,451
	Baxter International Inc.	1.300%	5/30/25	EUR	14,555	17,980
	Baxter International Inc.	1.300%	5/15/29	EUR	7,300	9,204
	Becton Dickinson & Co.	1.000%	12/15/22	EUR	8,713	10,316
	Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	14,774
	Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	10,700	12,636
	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	8,100	9,779
	Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	7,000	10,108
	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	3,600	5,640
	Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,188
	Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	10,400	12,657
	Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	1,500,000	14,226
	Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	10,802	13,390
	Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	11,300	15,117

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	5,500,000	52,464
	Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	6,000	8,077
	Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	800,000	6,677
	BlackRock Inc.	1.250%	5/6/25	EUR	6,550	8,091
	Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	126
	Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	889	1,078
	Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	2,987	3,777
	Booking Holdings Inc.	0.800%	3/10/22	EUR	9,398	11,064
	Booking Holdings Inc.	2.375%	9/23/24	EUR	4,000	4,995
	Booking Holdings Inc.	1.800%	3/3/27	EUR	10,138	12,588
	BorgWarner Inc.	1.800%	11/7/22	EUR	100	119
	Boston Scientific Corp.	0.625%	12/1/27	EUR	4,950	5,793
	Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	2,002
	Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	5,557
	Brookfield Property Finance ULC	4.346%	7/3/23	CAD	2,000	1,542
	Brookfield Property Finance ULC	4.300%	3/1/24	CAD	3,222	2,478
	Brookfield Property Finance ULC	3.926%	8/24/25	CAD	2,600	1,969
	Brookfield Property Finance ULC	3.930%	1/15/27	CAD	2,000	1,498
	Brown-Forman Corp.	1.200%	7/7/26	EUR	2,560	3,126
	Brown-Forman Corp.	2.600%	7/7/28	GBP	9,320	13,389
	Bunge Finance Europe BV	1.850%	6/16/23	EUR	15,570	18,573
	Caterpillar Financial Services Ltd.	2.090%	9/12/22	CAD	3,800	2,927
	Celanese US Holdings LLC	2.125%	3/1/27	EUR	7,900	9,653
	Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	1,900	2,225
	Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	9,162	11,428
	Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	6,400	7,608
	Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	4,800	5,939
	Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	12,574	17,726
	Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,842
	Citigroup Inc.	0.750%	10/26/23	EUR	500	595
	Citigroup Inc.	2.750%	1/24/24	GBP	11,500	15,746
	Citigroup Inc.	2.375%	5/22/24	EUR	2,000	2,517
	Citigroup Inc.	1.750%	1/28/25	EUR	5,300	6,583
	Citigroup Inc.	4.090%	6/9/25	CAD	3,100	2,542
	Citigroup Inc.	2.400%	10/31/25	JPY	5,850,000	60,093
[1]	Citigroup Inc.	1.500%	7/24/26	EUR	9,000	11,009
	Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,926
	Citigroup Inc.	1.750%	10/23/26	GBP	11,200	14,943
	Citigroup Inc.	2.800%	6/25/27	JPY	130,000	1,396
[1]	Citigroup Inc.	0.500%	10/8/27	EUR	13,000	15,102
	Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,794
	Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,251
	Citigroup Inc.	1.250%	4/10/29	EUR	3,000	3,691
	Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,583
	Citigroup Inc.	6.800%	6/25/38	GBP	400	899
	Citigroup Inc.	7.375%	9/1/39	GBP	600	1,434
	Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,538
	Coca-Cola Co.	0.500%	3/8/24	EUR	5,800	6,925
	Coca-Cola Co.	3.250%	6/11/24	AUD	1,670	1,272
	Coca-Cola Co.	0.750%	9/22/26	EUR	10,000	12,240
	Coca-Cola Co.	1.875%	9/22/26	EUR	2,959	3,857
	Coca-Cola Co.	1.125%	3/9/27	EUR	13,100	16,372
	Coca-Cola Co.	1.250%	3/8/31	EUR	15,100	19,535
	Coca-Cola Co.	0.375%	3/15/33	EUR	10,000	11,655

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Coca-Cola Co.	1.625%	3/9/35	EUR	5,650	7,616
Coca-Cola Co.	0.800%	3/15/40	EUR	5,900	6,948
Colgate-Palmolive Co.	0.000%	11/12/21	EUR	600	701
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	1,900	2,299
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	2,600	3,528
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	600	764
Comcast Corp.	1.500%	2/20/29	GBP	6,800	9,068
Comcast Corp.	5.500%	11/23/29	GBP	4,000	7,079
Comcast Corp.	1.875%	2/20/36	GBP	7,400	9,870
Comcast Corp.	1.250%	2/20/40	EUR	14,950	18,055
Corning Inc.	0.992%	8/10/27	JPY	1,700,000	16,105
CyrusOne LP / CyrusOne Finance Corp.	1.450%	1/22/27	EUR	7,900	9,204
Danaher Corp.	1.700%	3/30/24	EUR	600	740
Danaher Corp.	2.500%	3/30/30	EUR	11,500	15,806
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	15,300	17,959
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	3,300	3,881
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	7,500	8,833
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	10,800	13,028
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	6,000	7,479
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	30,964
Digital Euro Finco LLC	2.625%	4/15/24	EUR	5,100	6,441
Digital Euro Finco LLC	1.125%	4/9/28	EUR	26,000	31,273
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,200	3,238
Digital Stout Holding LLC	3.300%	7/19/29	GBP	6,953	10,221
Digital Stout Holding LLC	3.750%	10/17/30	GBP	4,000	6,143
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,198
Discovery Communications LLC	2.500%	9/20/24	GBP	7,500	10,111
Discovery Communications LLC	1.900%	3/19/27	EUR	13,742	16,893
Dover Corp.	1.250%	11/9/26	EUR	19,700	24,441
Dow Chemical Co.	0.500%	3/15/27	EUR	17,900	20,573
Dow Chemical Co.	1.875%	3/15/40	EUR	3,700	4,421
DXC Technology Co.	2.750%	1/15/25	GBP	10,000	13,189
DXC Technology Co.	1.750%	1/15/26	EUR	14,100	16,657
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	11,945
Eastman Chemical Co.	1.875%	11/23/26	EUR	10,700	13,066
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	9,176
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	16,338
Eli Lilly & Co.	2.125%	6/3/30	EUR	8,100	11,278
Eli Lilly & Co.	1.700%	11/1/49	EUR	6,200	8,276
Emerson Electric Co.	0.375%	5/22/24	EUR	2,050	2,429
Emerson Electric Co.	1.250%	10/15/25	EUR	2,000	2,486
Emerson Electric Co.	2.000%	10/15/29	EUR	2,000	2,676
Equinix Inc.	2.875%	2/1/26	EUR	6,175	7,301
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	6,300	7,173
Expedia Group Inc.	2.500%	6/3/22	EUR	1,450	1,703
Exxon Mobil Corp.	0.142%	6/26/24	EUR	20,100	23,636
Exxon Mobil Corp.	0.524%	6/26/28	EUR	10,000	11,806
Exxon Mobil Corp.	1.408%	6/26/39	EUR	13,000	15,021
FedEx Corp.	1.000%	1/11/23	EUR	700	832
FedEx Corp.	1.625%	1/11/27	EUR	7,000	8,833
FedEx Corp.	1.300%	8/5/31	EUR	2,300	2,810
Fidelity National Information Services Inc.	0.125%	12/3/22	EUR	1,500	1,758
Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	5,215	6,204
Fidelity National Information Services Inc.	2.602%	5/21/25	GBP	2,867	4,016

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	12,025	15,034
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	10,200	12,337
	Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	2,100	2,885
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,261	3,406
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	11,420	16,548
	Fiserv Inc.	0.375%	7/1/23	EUR	1,000	1,179
	Fiserv Inc.	2.250%	7/1/25	GBP	2,100	2,899
	Fiserv Inc.	1.125%	7/1/27	EUR	900	1,101
	Fiserv Inc.	1.625%	7/1/30	EUR	6,900	8,703
	GE Capital Australia Funding Pty Ltd.	5.500%	8/8/22	AUD	500	377
	GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,226
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,212
	GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	17,050	21,036
	GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	2,900	4,002
	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	5,500	8,669
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,538	7,232
	GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,934	4,929
	GE Capital UK Funding Unlimited Co.	8.000%	1/14/39	GBP	1,000	1,921
	General Electric Co.	0.875%	5/17/25	EUR	13,050	15,213
	General Electric Co.	1.500%	5/17/29	EUR	6,100	6,997
	General Electric Co.	4.125%	9/19/35	EUR	5,300	7,345
	General Electric Co.	2.125%	5/17/37	EUR	5,400	6,196
	General Electric Co.	4.875%	9/18/37	GBP	7,236	9,842
	General Mills Inc.	1.000%	4/27/23	EUR	14,000	16,725
	General Mills Inc.	0.450%	1/15/26	EUR	3,300	3,918
	General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,507
	General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	3,450	2,509
	General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	5,946	7,155
	General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	900	1,171
	General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	4,990	3,805
	General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	4,500	3,481
	Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,900	13,025
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	13,800	17,267
[1]	Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,832
	Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	12,266	15,064
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	23,800	28,547
	Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	11,408
	Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	5,000	6,588
	Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	22,940	27,577
	Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	3,734	6,187
[1]	Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	790	636
	Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	18,000	26,790
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,602
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	2,713	3,366
	Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	7,100	9,121
	Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,276
	Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	10,200	13,171
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	7,000	10,257
	Goldman Sachs Group Inc.	3.000%	2/12/31	EUR	4,000	5,712
	Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	6,131	7,698
	Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	10,059
	HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	1,800	1,368
	Honeywell International Inc.	1.300%	2/22/23	EUR	8,300	9,995
	Honeywell International Inc.	2.250%	2/22/28	EUR	5,690	7,665

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,900	9,441
	Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,739
	Illinois Tool Works Inc.	0.250%	12/5/24	EUR	4,700	5,572
	Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,500	6,658
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,700	16,124
	Illinois Tool Works Inc.	1.000%	6/5/31	EUR	6,200	7,808
	Intel Corp.	4.000%	12/1/22	AUD	7,070	5,328
	International Business Machines Corp.	2.625%	8/5/22	GBP	500	673
	International Business Machines Corp.	0.375%	1/31/23	EUR	9,700	11,451
	International Business Machines Corp.	0.875%	1/31/25	EUR	3,000	3,652
	International Business Machines Corp.	0.950%	5/23/25	EUR	18,400	22,528
	International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,496
	International Business Machines Corp.	1.250%	1/29/27	EUR	8,600	10,772
	International Business Machines Corp.	0.300%	2/11/28	EUR	7,500	8,838
	International Business Machines Corp.	1.750%	1/31/31	EUR	9,400	12,446
	International Business Machines Corp.	1.200%	2/11/40	EUR	5,400	6,495
	International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	8,735
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	6,000	7,429
	John Deere Canada Funding Inc.	2.630%	9/21/22	CAD	9,800	7,620
	John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,611	1,261
	John Deere Cash Management SA	0.500%	9/15/23	EUR	2,200	2,629
	John Deere Cash Management SA	2.200%	4/2/32	EUR	10,000	13,981
	John Deere Cash Management SA	1.650%	6/13/39	EUR	5,000	6,868
	John Deere Financial Inc.	2.580%	10/16/26	CAD	1,900	1,532
	John Deere Financial Inc.	1.340%	9/8/27	CAD	3,200	2,402
	Johnson & Johnson	0.250%	1/20/22	EUR	2,700	3,169
	Johnson & Johnson	0.650%	5/20/24	EUR	10,200	12,290
	Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,554
	Johnson & Johnson	1.650%	5/20/35	EUR	150	214
	Johnson Controls International plc	1.000%	9/15/23	EUR	3,001	3,608
	Johnson Controls International plc	1.375%	2/25/25	EUR	15,965	19,597
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	4,980	5,846
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	3,600	4,331
	JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,717
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	42,600	47,566
	JPMorgan Chase & Co.	0.625%	1/25/24	EUR	9,400	11,135
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	8,000	9,883
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,499
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	7,548
[1]	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	61,300	74,120
[1]	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	27,104	31,367
[1]	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	4,163	5,205
[1]	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	3,000	3,602
	Kellogg Co.	1.250%	3/10/25	EUR	5,100	6,251
	Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,400	8,769
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,067	9,033
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	10,000	12,486
[2]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	3,000	3,746
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	14,000	18,255
	LYB International Finance II BV	1.875%	3/2/22	EUR	25,500	30,281
	LYB International Finance II BV	0.875%	9/17/26	EUR	9,000	10,656
	ManpowerGroup Inc.	1.875%	9/11/22	EUR	100	120

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	350	433
	Mastercard Inc.	1.100%	12/1/22	EUR	12,850	15,355
	Mastercard Inc.	2.100%	12/1/27	EUR	8,140	10,848
	McDonald’s Corp.	1.125%	5/26/22	EUR	200	238
	McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,846
	McDonald’s Corp.	1.000%	11/15/23	EUR	17,000	20,524
	McDonald’s Corp.	0.625%	1/29/24	EUR	12,600	15,037
	McDonald’s Corp.	3.000%	3/8/24	AUD	21,700	16,275
	McDonald’s Corp.	2.375%	11/27/24	EUR	100	128
	McDonald’s Corp.	3.125%	3/4/25	CAD	10,000	8,095
	McDonald’s Corp.	0.900%	6/15/26	EUR	100	122
	McDonald’s Corp.	1.875%	5/26/27	EUR	100	129
	McDonald’s Corp.	1.750%	5/3/28	EUR	16,300	21,173
	McDonald’s Corp.	2.625%	6/11/29	EUR	100	139
	McDonald’s Corp.	1.500%	11/28/29	EUR	1,700	2,192
	McDonald’s Corp.	4.125%	6/11/54	GBP	1,400	2,664
	McKesson Corp.	1.500%	11/17/25	EUR	12,600	15,565
	McKesson Corp.	1.625%	10/30/26	EUR	10,200	12,790
	McKesson Corp.	3.125%	2/17/29	GBP	909	1,295
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	3,700	4,366
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	2,900	3,423
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	7,100	8,377
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	8,100	10,603
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	2,800	3,455
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	3,100	4,296
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	10,200	12,609
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	4,800	5,804
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	15,300	19,208
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	9,400	11,301
	Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,905
	Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	4,291
	Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	7,979
	Merck & Co. Inc.	1.375%	11/2/36	EUR	2,400	3,197
	MetLife Inc.	5.375%	12/9/24	GBP	4,350	6,620
	MetLife Inc.	0.769%	5/23/29	JPY	1,400,000	13,437
	Metropolitan Life Global Funding I	1.125%	12/15/21	GBP	233	304
	Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,804
	Metropolitan Life Global Funding I	1.625%	6/9/22	GBP	3,000	3,950
	Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,361
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	2,150	2,898
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	737
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	5,000	5,908
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	2,700	2,149
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,800	2,340
	Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,497
	Microsoft Corp.	3.125%	12/6/28	EUR	11,200	16,549
	Microsoft Corp.	2.625%	5/2/33	EUR	4,000	6,209
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	2,800	3,172
	Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	9,432
	Molson Coors Brewing Co.	1.250%	7/15/24	EUR	8,800	10,416
[11]	Molson Coors International LP	2.840%	7/15/23	CAD	5,000	3,870
	Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,269
[2]	Mondelez International Holdings BV	0.000%	9/22/26	EUR	9,500	11,071

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,539
	Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	7,006
	Mondelez International Inc.	3.250%	3/7/25	CAD	3,216	2,602
	Mondelez International Inc.	1.625%	3/8/27	EUR	11,865	15,080
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,603
	Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,865
	Moody’s Corp.	0.950%	2/25/30	EUR	6,000	7,398
	Morgan Stanley	1.000%	12/2/22	EUR	29,290	34,916
	Morgan Stanley	1.875%	3/30/23	EUR	3,000	3,653
	Morgan Stanley	3.000%	2/7/24	CAD	9,990	7,952
	Morgan Stanley	1.750%	3/11/24	EUR	11,150	13,702
[1]	Morgan Stanley	0.637%	7/26/24	EUR	20,200	23,862
	Morgan Stanley	1.750%	1/30/25	EUR	12,300	15,253
[1]	Morgan Stanley	1.342%	10/23/26	EUR	13,500	16,527
	Morgan Stanley	1.375%	10/27/26	EUR	5,000	6,182
	Morgan Stanley	2.625%	3/9/27	GBP	8,738	12,369
	Morgan Stanley	1.875%	4/27/27	EUR	5,954	7,606
	Mylan NV	3.125%	11/22/28	EUR	1,180	1,601
	Nasdaq Inc.	1.750%	3/28/29	EUR	9,500	12,169
	Nasdaq Inc.	0.875%	2/13/30	EUR	3,746	4,461
	National Grid North America Inc.	0.750%	2/11/22	EUR	10,800	12,716
	National Grid North America Inc.	0.750%	8/8/23	EUR	500	596
	National Grid North America Inc.	1.000%	7/12/24	EUR	500	604
	New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,304
	New York Life Global Funding	0.250%	1/23/27	EUR	10,000	11,699
	NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	4,500	3,238
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	3,800	4,487
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	4,500	5,571
	Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,339
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,402
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	10,000	12,010
	PepsiCo Inc.	2.500%	11/1/22	GBP	500	677
	PepsiCo Inc.	0.250%	5/6/24	EUR	6,300	7,451
	PepsiCo Inc.	2.150%	5/6/24	CAD	3,200	2,505
	PepsiCo Inc.	0.750%	3/18/27	EUR	2,000	2,449
	PepsiCo Inc.	0.500%	5/6/28	EUR	11,800	14,195
	PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	4,468
	PepsiCo Inc.	1.125%	3/18/31	EUR	1,900	2,427
	PepsiCo Inc.	0.400%	10/9/32	EUR	3,200	3,761
	PepsiCo Inc.	0.875%	10/16/39	EUR	9,900	12,132
	PepsiCo Inc.	1.050%	10/9/50	EUR	2,200	2,639
	PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,733
	Pfizer Inc.	0.250%	3/6/22	EUR	12,700	14,893
	Pfizer Inc.	1.000%	3/6/27	EUR	3,400	4,226
	Pfizer Inc.	2.735%	6/15/43	GBP	1,841	2,864
	Philip Morris International Inc.	0.625%	11/8/24	EUR	1,400	1,671
	Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,525
	Philip Morris International Inc.	0.800%	8/1/31	EUR	9,000	10,495
	Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,448
	Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	10,254
	Philip Morris International Inc.	1.875%	11/6/37	EUR	5,400	6,806
	Philip Morris International Inc.	1.450%	8/1/39	EUR	6,200	7,219
	PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,942
	PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	3,157

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
PPG Industries Inc.	1.400%	3/13/27	EUR	300	372
Praxair Inc.	1.200%	2/12/24	EUR	8,000	9,756
Praxair Inc.	1.625%	12/1/25	EUR	20,550	25,979
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,766
Procter & Gamble Co.	2.000%	8/16/22	EUR	1,730	2,100
Procter & Gamble Co.	1.125%	11/2/23	EUR	11,620	14,131
Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,611
Procter & Gamble Co.	0.625%	10/30/24	EUR	4,100	4,954
Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	13,314
Procter & Gamble Co.	1.200%	10/30/28	EUR	4,700	6,051
Procter & Gamble Co.	1.800%	5/3/29	GBP	12,625	17,860
Procter & Gamble Co.	1.250%	10/25/29	EUR	7,000	9,100
Procter & Gamble Co.	1.875%	10/30/38	EUR	2,400	3,524
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	17,000	19,951
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	7,000	8,274
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	1,060	1,387
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	6,050	7,105
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	3,300	3,973
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	4,600	5,645
Prologis LP	3.000%	6/2/26	EUR	1,600	2,167
Prologis LP	2.250%	6/30/29	GBP	4,318	6,107
Public Storage	0.875%	1/24/32	EUR	6,700	7,910
Schlumberger Finance BV	0.250%	10/15/27	EUR	10,000	11,571
Schlumberger Finance BV	0.500%	10/15/31	EUR	10,000	11,370
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	3,400	4,125
Southern Power Co.	1.000%	6/20/22	EUR	11,400	13,510
Southern Power Co.	1.850%	6/20/26	EUR	10,700	13,602
Stryker Corp.	1.125%	11/30/23	EUR	2,300	2,782
Stryker Corp.	0.250%	12/3/24	EUR	3,800	4,476
Stryker Corp.	2.125%	11/30/27	EUR	1,900	2,503
Stryker Corp.	2.625%	11/30/30	EUR	2,100	2,919
Stryker Corp.	1.000%	12/3/31	EUR	11,000	13,182
Sysco Canada Inc.	3.650%	4/25/25	CAD	2,560	2,041
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	964
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,622
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	6,400	7,511
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	6,000	7,600
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	16,452	20,534
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	3,000	3,841
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	3,100	3,685
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	1,000	1,269
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,622	9,987
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	4,000	4,823
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	10,900	13,563
Time Warner Cable Inc.	5.750%	6/2/31	GBP	200	331
Time Warner Cable LLC	5.250%	7/15/42	GBP	5,900	9,933
Toyota Motor Credit Corp.	0.750%	7/21/22	EUR	1,600	1,895
Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	6,900	9,019
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	200	240
Trillium Windpower LP	5.803%	2/15/33	CAD	1,165	1,056
Trinity Acquisition plc	2.125%	5/26/22	EUR	6,026	7,180
United Parcel Service Inc.	0.375%	11/15/23	EUR	7,400	8,763
United Parcel Service Inc.	2.125%	5/21/24	CAD	7,000	5,451
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	15,112

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Parcel Service Inc.	1.500%	11/15/32	EUR	3,300	4,388
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,350	3,002
Upjohn Finance BV	1.362%	6/23/27	EUR	8,000	9,712
Upjohn Finance BV	1.908%	6/23/32	EUR	8,000	9,930
US Bancorp	0.850%	6/7/24	EUR	14,843	17,816
Ventas Canada Finance Ltd.	2.550%	3/15/23	CAD	2,400	1,817
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	1,200	953
Verizon Communications Inc.	3.500%	2/17/23	AUD	6,380	4,755
Verizon Communications Inc.	4.073%	6/18/24	GBP	3,000	4,373
Verizon Communications Inc.	4.050%	2/17/25	AUD	1,550	1,227
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,949
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,600	3,547
Verizon Communications Inc.	1.375%	10/27/26	EUR	7,000	8,769
Verizon Communications Inc.	0.875%	4/8/27	EUR	27,900	33,902
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,300	5,285
Verizon Communications Inc.	1.375%	11/2/28	EUR	9,800	12,391
Verizon Communications Inc.	1.125%	11/3/28	GBP	9,700	12,426
Verizon Communications Inc.	1.875%	10/26/29	EUR	5,800	7,613
Verizon Communications Inc.	1.250%	4/8/30	EUR	10,000	12,426
Verizon Communications Inc.	2.500%	5/16/30	CAD	5,568	4,356
Verizon Communications Inc.	1.875%	9/19/30	GBP	1,600	2,152
Verizon Communications Inc.	2.500%	4/8/31	GBP	811	1,151
Verizon Communications Inc.	1.300%	5/18/33	EUR	9,600	11,913
Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	10,192
Verizon Communications Inc.	3.375%	10/27/36	GBP	14,350	22,577
Verizon Communications Inc.	2.875%	1/15/38	EUR	7,700	11,430
Verizon Communications Inc.	1.875%	11/3/38	GBP	6,000	7,641
Verizon Communications Inc.	1.500%	9/19/39	EUR	8,500	10,472
Verizon Communications Inc.	1.850%	5/18/40	EUR	20,100	26,077
Verizon Communications Inc.	3.625%	5/16/50	CAD	1,680	1,308
VF Corp.	0.625%	9/20/23	EUR	5,400	6,427
VF Corp.	0.250%	2/25/28	EUR	1,500	1,752
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,500	10,166
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	1,900	2,542
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	10,750	17,946
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	14,835	29,978
Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	1,000	2,020
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	1,325	1,837
Walt Disney Co.	2.758%	10/7/24	CAD	10,325	8,212
Walt Disney Co.	3.057%	3/30/27	CAD	5,800	4,707
Wells Fargo & Co.	2.125%	4/22/22	GBP	3,500	4,627
Wells Fargo & Co.	3.250%	4/27/22	AUD	3,200	2,330
Wells Fargo & Co.	1.375%	6/30/22	GBP	2,700	3,537
Wells Fargo & Co.	2.625%	8/16/22	EUR	20,600	25,106
Wells Fargo & Co.	1.500%	9/12/22	EUR	3,300	3,949
Wells Fargo & Co.	2.250%	5/2/23	EUR	16,300	20,005
Wells Fargo & Co.	2.509%	10/27/23	CAD	11,010	8,586
Wells Fargo & Co.	0.500%	11/2/23	CHF	20,000	22,157
Wells Fargo & Co.	2.125%	12/20/23	GBP	800	1,076
Wells Fargo & Co.	3.184%	2/8/24	CAD	5,000	3,971
Wells Fargo & Co.	0.500%	4/26/24	EUR	10,300	12,060
Wells Fargo & Co.	3.874%	5/21/25	CAD	350	284
Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	6,138
Wells Fargo & Co.	2.000%	7/28/25	GBP	27,400	37,063

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Wells Fargo & Co.	2.000%	4/27/26	EUR	15,000	18,788
Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	8,032
Wells Fargo & Co.	1.375%	10/26/26	EUR	13,300	16,143
Wells Fargo & Co.	1.000%	2/2/27	EUR	14,828	17,617
Wells Fargo & Co.	2.493%	2/18/27	CAD	5,495	4,260
Wells Fargo & Co.	1.500%	5/24/27	EUR	20,000	24,454
Wells Fargo & Co.	3.500%	9/12/29	GBP	4,330	6,465
[1] Wells Fargo & Co.	1.741%	5/4/30	EUR	10,000	12,386
Wells Fargo & Co.	0.625%	8/14/30	EUR	8,000	9,000
Wells Fargo Bank NA	5.250%	8/1/23	GBP	9,350	13,501
Wells Fargo Canada Corp.	3.460%	1/24/23	CAD	16,500	13,090
Welltower Inc.	4.800%	11/20/28	GBP	7,300	11,078
Welltower Inc.	4.500%	12/1/34	GBP	4,800	7,298
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	13,141
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	3,600	4,385
WPC Eurobond BV	2.250%	7/19/24	EUR	6,300	7,859
WPC Eurobond BV	2.250%	4/9/26	EUR	4,100	5,172
WPC Eurobond BV	2.125%	4/15/27	EUR	19,534	24,373
WPC Eurobond BV	1.350%	4/15/28	EUR	9,000	10,709
Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,634
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,900	7,006
					4,972,339
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,706
Total United States (Cost $4,620,879)					4,975,045

				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[16] Vanguard Market Liquidity Fund
(Cost $523,691)	0.112%		USD	5,238,483	523,848
Total Investments (99.1%) (Cost $144,079,585)					155,958,165

Total International Bond Index Fund

Market
Value•
($000)
Other Assets and Liabilities—Net (0.9%)	1,403,456
Net Assets (100%)	157,361,621

Cost is in $000.

• See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $22,044,675,000, representing 14.0% of net assets.
3	Guaranteed by the Republic of Austria.
4	Guaranteed by the Government of Canada.
5	Guaranteed by the Republic of Finland.
6	Guaranteed by the Republic of France.
7	Guaranteed by multiple countries.
8	Securities with a value of $218,832,000 have been segregated as collateral for open forward currency contracts.
9	Guaranteed by the Federal Republic of Germany.

10	Securities with a value of $4,365,000 have been segregated as initial margin for open futures contracts.

11	Guaranteed by the Government of Japan.

12	Guaranteed by the Republic of Poland.

13	Guaranteed by the Kingdom of Spain.

14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.

15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

CNY—Chinese renminbi.

COP—Colombia peso.

CZK—Czech koruna.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

HUF—Hungarian forint.

IDR—Indonesian rupiah.

ILS—Israeli shekel.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

MYR—Malaysian ringgit.

NOK—Norwegian krone.

NZD—New Zealand dollar.

PEN—Peruvian sol.

PLN—Polish zloty.

RUB—Russian ruble.

SEK—Swedish krona.

SGD—Singapore dollar.

THB—Thai baht.

USD—U.S. dollar

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
AUD 3-Year Treasury Bond	December 2020	1,300	107,327	433
10-Year U.S. Treasury Note	December 2020	521	72,012	(371)
AUD 10-Year Treasury Bond	December 2020	360	37,834	509
Ultra Long U.S. Treasury Bond	December 2020	147	31,605	(1,104)
5-Year U.S. Treasury Note	December 2020	193	24,241	(67)
30-Year U.S. Treasury Bond	December 2020	69	11,900	(298)
				(898)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Toronto-Dominion Bank	11/3/20	EUR	15,041,000	USD	17,561,434	—	(42,645)
BNP Paribas	11/3/20	EUR	12,000,000	USD	14,134,280	—	(157,450)
J.P. Morgan Securities LLC	11/3/20	GBP	5,800,000	USD	7,499,400	14,663	—
Citigroup Global Markets Inc.	11/3/20	EUR	6,154,622	USD	7,215,710	—	(47,201)
Deutsche Bank AG	11/3/20	EUR	5,000,000	USD	5,874,300	—	(50,621)
Bank of America, N.A.	11/3/20	EUR	5,000,000	USD	5,849,800	—	(26,121)
HSBC Bank USA, N.A.	11/3/20	EUR	4,500,000	USD	5,286,950	—	(45,640)
Morgan Stanley Capital Services LLC	11/3/20	EUR	4,100,000	USD	4,789,885	—	(14,467)
Morgan Stanley Capital Services LLC	11/3/20	GBP	3,492,017	USD	4,515,178	8,829	—
BNP Paribas	11/3/20	KRW	4,848,650,078	USD	4,277,592	—	(4,564)
Morgan Stanley Capital Services LLC	11/4/20	JPY	404,500,000	USD	3,872,261	—	(8,481)
BNP Paribas	11/4/20	JPY	300,000,000	USD	2,869,440	—	(3,843)
State Street Bank & Trust Co.	11/3/20	EUR	2,170,000	USD	2,542,901	—	(15,424)
Royal Bank of Canada	11/3/20	EUR	2,000,000	USD	2,340,500	—	(11,028)
Toronto-Dominion Bank	11/3/20	CAD	3,000,000	USD	2,253,606	—	(1,839)
Toronto-Dominion Bank	11/3/20	CHF	1,745,329	USD	1,904,238	—	(664)
Toronto-Dominion Bank	11/3/20	CAD	2,280,000	USD	1,709,979	1,364	—
Citigroup Global Markets Inc.	11/3/20	CAD	2,000,000	USD	1,500,600	578	—
Toronto-Dominion Bank	11/4/20	JPY	150,000,000	USD	1,437,654	—	(4,855)

Total International Bond Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank plc	11/3/20	EUR	1,000,000	USD	1,182,000	—	(17,264)
Commonwealth Bank of Australia	11/3/20	EUR	1,000,000	USD	1,181,300	—	(16,564)
Goldman Sachs Bank USA	11/3/20	EUR	1,000,000	USD	1,170,000	—	(5,264)
Deutsche Bank AG	11/4/20	JPY	117,150,000	USD	1,119,292	—	(276)
State Street Bank & Trust Co.	11/3/20	CNY	7,433,828	USD	1,106,883	2,351	—
BNP Paribas	11/3/20	MYR	4,462,518	USD	1,071,047	2,831	—
Standard Chartered Bank	11/3/20	IDR	15,657,444,000	USD	1,062,963	7,333	—
BNP Paribas	11/3/20	THB	33,006,861	USD	1,055,544	3,448	—
Toronto-Dominion Bank	11/4/20	JPY	104,850,000	USD	999,714	1,813	—
Goldman Sachs Bank USA	11/4/20	JPY	104,250,000	USD	999,137	—	(3,342)
HSBC Bank USA, N.A.	11/4/20	JPY	104,000,000	USD	991,374	2,034	—
UBS AG	11/4/20	JPY	100,000,000	USD	957,029	—	(1,830)
Bank of America, N.A.	11/4/20	JPY	100,000,000	USD	955,748	—	(550)
Goldman Sachs Bank USA	11/4/20	JPY	100,000,000	USD	955,110	89	—
Toronto-Dominion Bank	11/3/20	DKK	5,328,700	USD	837,010	—	(3,302)
BNP Paribas	11/3/20	AUD	1,180,000	USD	828,655	783	—
Deutsche Bank AG	11/4/20	JPY	76,214,738	USD	727,934	68	—
Toronto-Dominion Bank	11/3/20	SEK	6,324,545	USD	711,262	—	(489)
Citigroup Global Markets Inc.	11/3/20	AUD	838,000	USD	588,486	556	—
Morgan Stanley Capital Services LLC	11/3/20	NZD	783,879	USD	521,875	—	(3,573)
J.P. Morgan Securities LLC	11/3/20	AUD	716,000	USD	502,811	475	—
UBS AG	11/4/20	JPY	52,000,000	USD	495,710	993	—
Citigroup Global Markets Inc.	11/4/20	JPY	50,000,000	USD	476,190	1,409	—
Deutsche Bank AG	2/2/21	EUR	400,000	USD	468,429	—	(1,490)
Citigroup Global Markets Inc.	11/3/20	SEK	4,000,000	USD	451,722	—	(2,189)
UBS AG	11/3/20	PLN	1,658,003	USD	418,741	98	—
UBS AG	11/2/20	RUB	31,132,500	USD	406,495	—	(14,614)
BNP Paribas	2/2/21	EUR	340,000	USD	396,811	88	—
UBS AG	11/3/20	AUD	561,000	USD	393,962	372	—
UBS AG	11/3/20	CZK	9,190,000	USD	393,694	—	(893)
Morgan Stanley Capital Services LLC	11/3/20	NOK	3,120,356	USD	328,853	—	(2,005)
Citigroup Global Markets Inc.	11/3/20	GBP	222,000	USD	287,046	561	—
UBS AG	11/3/20	ILS	925,169	USD	271,311	—	(156)
Deutsche Bank AG	11/3/20	HUF	85,028,251	USD	270,601	—	(663)

Total International Bond Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	11/3/20	PLN	967,500	USD	250,000	—	(5,594)
Morgan Stanley Capital Services LLC	11/3/20	SEK	2,000,000	USD	229,353	—	(4,586)
Morgan Stanley Capital Services LLC	11/3/20	SEK	2,000,000	USD	224,712	55	—
J.P. Morgan Securities LLC	11/3/20	ILS	677,400	USD	200,000	—	(1,463)
Royal Bank of Canada	11/4/20	COP	592,900,407	USD	154,252	—	(1,090)
UBS AG	11/2/20	RUB	12,000,000	USD	150,981	69	—
BNP Paribas	11/3/20	PEN	450,000	USD	125,049	—	(584)
Toronto-Dominion Bank	11/4/20	COP	378,000,000	USD	98,694	—	(1,047)
Bank of America, N.A.	11/3/20	GBP	50,000	USD	64,811	—	(35)
Citigroup Global Markets Inc.	11/3/20	PEN	180,000	USD	49,945	—	(159)
BNP Paribas	11/4/20	COP	190,000,000	USD	49,868	—	(787)
Citigroup Global Markets Inc.	11/4/20	COP	190,000,000	USD	49,428	—	(346)
BNP Paribas	2/2/21	PLN	190,000	USD	48,057	—	(49)
BNP Paribas	12/2/20	CAD	50,000	USD	37,504	29	—
Toronto-Dominion Bank	11/3/20	PEN	120,736	USD	33,399	—	(4)
BNP Paribas	2/2/21	KRW	30,000,000	USD	26,639	—	(196)
BNP Paribas	11/3/20	CAD	30,000	USD	22,584	—	(66)
BNP Paribas	2/2/21	JPY	1,400,000	USD	13,410	—	(19)
Toronto-Dominion Bank	11/3/20	USD	16,472,091	EUR	14,050,000	107,557	—
BNP Paribas	12/2/20	USD	14,143,141	EUR	12,000,000	157,260	—
State Street Bank & Trust Co.	11/3/20	USD	11,728,352	EUR	10,000,000	80,997	—
Toronto-Dominion Bank	2/2/21	USD	8,794,342	EUR	7,500,000	39,240	—
Toronto-Dominion Bank	12/2/20	USD	8,792,011	EUR	7,541,000	3,049	—
Standard Chartered Bank	11/3/20	USD	7,627,182	EUR	6,500,000	56,401	—
Morgan Stanley Capital Services LLC	11/3/20	USD	7,564,108	GBP	5,850,000	—	(14,731)
J.P. Morgan Securities LLC	12/2/20	USD	7,538,249	GBP	5,829,000	—	(14,793)
BNP Paribas	11/3/20	USD	7,031,700	EUR	6,000,000	43,286	—
Bank of America, N.A.	11/3/20	USD	7,004,358	EUR	6,000,000	15,942	—
Standard Chartered Bank	11/4/20	USD	6,370,079	JPY	672,000,000	—	(48,862)
Citigroup Global Markets Inc.	12/2/20	USD	6,037,382	EUR	5,154,622	29,722	—
Citigroup Global Markets Inc.	11/3/20	USD	5,850,395	EUR	5,000,000	26,715	—
Morgan Stanley Capital Services LLC	11/3/20	USD	5,283,478	EUR	4,513,000	27,025	—
J.P. Morgan Securities LLC	11/3/20	USD	4,701,413	GBP	3,636,017	—	(9,149)

Total International Bond Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
HSBC Bank USA, N.A.	11/3/20	USD	4,673,920	EUR	4,000,000	14,976	—
Bank of America, N.A.	12/2/20	USD	4,669,900	EUR	4,000,000	7,940	—
Morgan Stanley Capital Services LLC	12/2/20	USD	4,515,972	GBP	3,492,017	—	(8,877)
BNP Paribas	2/2/21	USD	4,330,159	KRW	4,908,650,078	3,548	—
J.P. Morgan Securities LLC	11/3/20	USD	4,035,103	KRW	4,717,650,078	—	(122,481)
BNP Paribas	11/4/20	USD	3,901,982	JPY	412,000,000	—	(33,441)
Morgan Stanley Capital Services LLC	12/2/20	USD	3,625,030	EUR	3,100,000	12,011	—
Royal Bank of Canada	11/4/20	USD	3,583,489	JPY	378,604,738	—	(32,943)
Deutsche Bank AG	2/2/21	USD	3,517,548	EUR	3,000,000	15,507	—
UBS AG	11/3/20	USD	3,493,749	EUR	3,000,000	—	(458)
HSBC Bank USA, N.A.	2/2/21	USD	2,939,864	EUR	2,500,000	21,496	—
Morgan Stanley Capital Services LLC	12/2/20	USD	2,917,560	JPY	304,500,000	7,989	—
BNP Paribas	12/2/20	USD	2,870,354	JPY	300,000,000	3,781	—
Morgan Stanley Capital Services LLC	11/4/20	USD	2,843,079	JPY	300,000,000	—	(22,519)
Deutsche Bank AG	11/3/20	USD	2,502,727	EUR	2,132,622	18,786	—
Royal Bank of Canada	11/3/20	USD	2,367,079	CAD	3,165,000	—	(8,535)
Deutsche Bank AG	12/2/20	USD	2,365,984	EUR	2,000,000	35,005	—
HSBC Bank USA, N.A.	12/2/20	USD	2,355,065	EUR	2,000,000	24,085	—
Royal Bank of Canada	11/3/20	USD	2,346,056	EUR	2,000,000	16,584	—
State Street Bank & Trust Co.	12/2/20	USD	2,344,298	EUR	2,000,000	13,318	—
Royal Bank of Canada	12/2/20	USD	2,341,953	EUR	2,000,000	10,973	—
Barclays Bank plc	11/3/20	USD	2,334,366	EUR	2,000,000	4,895	—
Toronto-Dominion Bank	11/3/20	USD	2,330,753	CAD	3,113,000	—	(5,830)
Goldman Sachs Bank USA	11/3/20	USD	2,275,599	EUR	1,940,000	16,011	—
Toronto-Dominion Bank	12/2/20	USD	2,253,804	CAD	3,000,000	1,798	—
Bank of America, N.A.	11/4/20	USD	2,006,407	JPY	212,000,000	—	(18,615)
Deutsche Bank AG	11/4/20	USD	2,006,222	JPY	212,000,000	—	(18,802)
Toronto-Dominion Bank	11/4/20	USD	1,999,064	JPY	210,980,000	—	(16,215)
Goldman Sachs Bank USA	11/4/20	USD	1,952,420	JPY	206,000,000	—	(15,292)
Toronto-Dominion Bank	12/2/20	USD	1,905,837	CHF	1,745,329	618	—
Barclays Bank plc	11/4/20	USD	1,893,188	JPY	200,000,000	—	(17,210)
BNP Paribas	11/3/20	USD	1,879,567	CHF	1,725,329	—	(2,193)
Toronto-Dominion Bank	12/2/20	USD	1,710,129	CAD	2,280,000	—	(1,396)
UBS AG	11/3/20	USD	1,548,747	SEK	13,954,545	—	(19,511)
Citigroup Global Markets Inc.	12/2/20	USD	1,500,734	CAD	2,000,000	—	(603)

Total International Bond Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
State Street Bank & Trust Co.	11/3/20	USD	1,494,250	CAD	2,000,000	—	(6,928)
Toronto-Dominion Bank	12/2/20	USD	1,438,107	JPY	150,000,000	4,820	—
HSBC Bank USA, N.A.	11/3/20	USD	1,196,470	CAD	1,600,000	—	(4,472)
Bank of America, N.A.	2/2/21	USD	1,185,434	EUR	1,000,000	18,087	—
Citigroup Global Markets Inc.	2/2/21	USD	1,184,726	EUR	1,000,000	17,379	—
Barclays Bank plc	2/2/21	USD	1,184,628	EUR	1,000,000	17,281	—
Commonwealth Bank of Australia	12/2/20	USD	1,182,037	EUR	1,000,000	16,547	—
Commonwealth Bank of Australia	11/3/20	USD	1,173,778	EUR	1,000,000	9,042	—
Goldman Sachs Bank USA	12/2/20	USD	1,170,726	EUR	1,000,000	5,236	—
Morgan Stanley Capital Services LLC	2/2/21	USD	1,169,680	EUR	1,000,000	2,333	—
Deutsche Bank AG	11/3/20	USD	1,164,677	EUR	1,000,000	—	(59)
Bank of America, N.A.	11/3/20	USD	1,164,475	EUR	1,000,000	—	(261)
Morgan Stanley Capital Services LLC	11/3/20	USD	1,163,380	EUR	1,000,000	—	(1,356)
Goldman Sachs Bank USA	11/3/20	USD	1,163,334	EUR	1,000,000	—	(1,402)
Citigroup Global Markets Inc.	11/3/20	USD	1,144,391	AUD	1,601,288	18,824	—
State Street Bank & Trust Co.	2/2/21	USD	1,098,022	CNY	7,433,828	—	(2,675)
State Street Bank & Trust Co.	11/3/20	USD	1,086,977	CNY	7,433,828	—	(22,258)
BNP Paribas	2/3/21	USD	1,069,200	MYR	4,462,518	—	(2,624)
BNP Paribas	11/3/20	USD	1,068,817	MYR	4,462,518	—	(5,061)
Standard Chartered Bank	12/2/20	USD	1,059,653	IDR	15,657,444,000	—	(7,730)
BNP Paribas	2/2/21	USD	1,053,018	THB	33,006,861	—	(5,609)
Standard Chartered Bank	11/3/20	USD	1,041,064	IDR	15,657,444,000	—	(29,232)
Toronto-Dominion Bank	2/2/21	USD	1,001,100	JPY	104,850,000	—	(1,791)
Goldman Sachs Bank USA	12/2/20	USD	999,445	JPY	104,250,000	3,311	—
J.P. Morgan Securities LLC	11/3/20	USD	998,038	THB	31,585,921	—	(15,365)
HSBC Bank USA, N.A.	2/2/21	USD	992,757	JPY	104,000,000	—	(2,003)
UBS AG	12/2/20	USD	957,325	JPY	100,000,000	1,801	—
Bank of America, N.A.	2/2/21	USD	957,128	JPY	100,000,000	627	—
Morgan Stanley Capital Services LLC	2/2/21	USD	956,892	JPY	100,000,000	391	—
UBS AG	11/4/20	USD	956,836	JPY	100,880,000	—	(6,769)
Deutsche Bank AG	2/2/21	USD	956,749	JPY	100,000,000	248	—
Goldman Sachs Bank USA	2/2/21	USD	956,390	JPY	100,000,000	—	(111)

Total International Bond Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Commonwealth Bank of Australia	11/3/20	USD	897,602	AUD	1,252,250	17,378	—
State Street Bank & Trust Co.	11/4/20	USD	873,985	MXN	19,574,547	—	(48,427)
BNP Paribas	12/2/20	USD	842,813	AUD	1,200,000	—	(802)
Toronto-Dominion Bank	2/2/21	USD	838,953	DKK	5,328,700	3,254	—
Goldman Sachs Bank USA	11/3/20	USD	748,688	CAD	1,000,000	—	(1,901)
UBS AG	11/3/20	USD	744,384	DKK	4,728,700	4,551	—
J.P. Morgan Securities LLC	2/2/21	USD	744,152	EUR	636,650	960	—
Deutsche Bank AG	12/2/20	USD	728,170	JPY	76,214,738	—	(80)
Toronto-Dominion Bank	2/2/21	USD	712,105	SEK	6,324,545	469	—
HSBC Bank USA, N.A.	11/3/20	USD	682,436	SGD	934,641	—	(1,807)
UBS AG	11/3/20	USD	677,673	PLN	2,625,503	14,428	—
State Street Bank & Trust Co.	11/3/20	USD	671,628	AUD	937,000	12,998	—
Citigroup Global Markets Inc.	12/2/20	USD	588,574	AUD	838,000	—	(550)
National Australia Bank Ltd.	11/3/20	USD	586,706	EUR	500,000	4,338	—
UBS AG	11/2/20	USD	557,231	RUB	43,132,500	14,300	—
Morgan Stanley Capital Services LLC	12/2/20	USD	521,891	NZD	783,879	3,579	—
J.P. Morgan Securities LLC	12/2/20	USD	502,875	AUD	716,000	—	(482)
UBS AG	2/2/21	USD	496,399	JPY	52,000,000	—	(982)
Citigroup Global Markets Inc.	2/2/21	USD	476,868	JPY	50,000,000	—	(1,382)
UBS AG	11/3/20	USD	465,420	ILS	1,602,569	—	(4,271)
Citigroup Global Markets Inc.	2/2/21	USD	452,257	SEK	4,000,000	2,178	—
BNP Paribas	11/3/20	USD	437,238	AUD	610,000	8,461	—
UBS AG	11/3/20	USD	435,805	AUD	608,000	8,434	—
Bank of America, N.A.	11/3/20	USD	424,496	CAD	566,986	—	(1,078)
J.P. Morgan Securities LLC	11/3/20	USD	419,297	AUD	585,000	8,093	—
UBS AG	2/2/21	USD	418,838	PLN	1,658,003	—	(102)
UBS AG	2/1/21	USD	402,902	RUB	31,132,500	14,691	—
BNP Paribas	11/3/20	USD	395,446	CZK	9,190,000	2,644	—
UBS AG	2/2/21	USD	394,344	CZK	9,190,000	842	—
UBS AG	12/2/20	USD	394,016	AUD	561,000	—	(373)
J.P. Morgan Securities LLC	11/3/20	USD	387,299	EUR	330,000	2,936	—
Morgan Stanley Capital Services LLC	11/3/20	USD	386,319	AUD	540,000	6,745	—
BNP Paribas	11/3/20	USD	330,508	NZD	500,000	—	(94)
Barclays Bank plc	11/3/20	USD	329,420	NOK	3,120,356	2,572	—

Total International Bond Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	2/2/21	USD	328,756	NOK	3,120,356	1,981	—
Citigroup Global Markets Inc.	12/2/20	USD	287,097	GBP	222,000	—	(563)
Deutsche Bank AG	11/3/20	USD	272,087	HUF	85,028,251	2,149	—
UBS AG	2/2/21	USD	271,686	ILS	925,169	136	—
Deutsche Bank AG	2/2/21	USD	270,300	HUF	85,028,251	664	—
UBS AG	2/2/21	USD	250,059	PLN	967,500	5,594	—
Morgan Stanley Capital Services LLC	2/2/21	USD	229,628	SEK	2,000,000	4,589	—
Morgan Stanley Capital Services LLC	2/2/21	USD	224,978	SEK	2,000,000	—	(62)
J.P. Morgan Securities LLC	2/2/21	USD	200,222	ILS	677,400	1,395	—
Barclays Bank plc	11/3/20	USD	183,498	AUD	256,000	3,552	—
National Australia Bank Ltd.	11/3/20	USD	169,879	AUD	237,000	3,288	—
Deutsche Bank AG	2/2/21	USD	164,035	JPY	17,150,000	—	(5)
Bank of America, N.A.	11/3/20	USD	159,843	AUD	223,000	3,093	—
Royal Bank of Canada	2/2/21	USD	153,627	COP	592,900,407	1,120	—
UBS AG	2/1/21	USD	149,616	RUB	12,000,000	—	(20)
Goldman Sachs Bank USA	2/2/21	USD	142,392	JPY	14,860,000	256	—
Citigroup Global Markets Inc.	11/3/20	USD	134,769	NZD	203,879	—	(36)
BNP Paribas	12/2/20	USD	125,031	PEN	450,000	559	—
BNP Paribas	11/3/20	USD	109,116	PEN	390,736	1,043	—
Royal Bank of Canada	11/4/20	USD	102,612	COP	398,000,000	—	(201)
Royal Bank of Canada	11/4/20	USD	101,718	COP	392,500,000	326	—
Deutsche Bank AG	11/3/20	USD	100,214	PEN	360,000	642	—
Toronto-Dominion Bank	2/2/21	USD	98,284	COP	378,000,000	1,054	—
Royal Bank of Canada	11/3/20	USD	96,765	AUD	135,000	1,871	—
Toronto-Dominion Bank	11/3/20	USD	94,373	DKK	600,000	500	—
J.P. Morgan Securities LLC	11/4/20	USD	80,537	JPY	8,500,000	—	(655)
UBS AG	11/3/20	USD	64,651	GBP	50,000	—	(125)
BNP Paribas	11/3/20	USD	52,350	KRW	60,000,000	—	(528)
BNP Paribas	11/4/20	USD	51,337	COP	198,864,917	—	(34)
Barclays Bank plc	11/3/20	USD	51,301	KRW	60,000,000	—	(1,576)
Citigroup Global Markets Inc.	12/2/20	USD	49,939	PEN	180,000	150	—
Citigroup Global Markets Inc.	11/4/20	USD	49,775	COP	192,500,000	48	—
BNP Paribas	2/2/21	USD	49,660	COP	190,000,000	788	—
Citigroup Global Markets Inc.	2/2/21	USD	49,226	COP	190,000,000	354	—

Total International Bond Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	11/3/20	USD	44,923	CAD	60,000	—	(112)
State Street Bank & Trust Co.	11/3/20	USD	43,194	THB	1,370,300	—	(771)
BNP Paribas	11/3/20	USD	40,864	SEK	370,000	—	(718)
Toronto-Dominion Bank	11/3/20	USD	39,659	NZD	60,000	—	(13)
Royal Bank of Canada	11/3/20	USD	36,190	GBP	28,000	—	(85)
Toronto-Dominion Bank	12/2/20	USD	33,394	PEN	120,736	—	(2)
J.P. Morgan Securities LLC	11/4/20	USD	30,943	COP	119,035,490	193	—
UBS AG	11/3/20	USD	29,866	HKD	231,500	5	—
BNP Paribas	2/2/21	USD	17,991	KRW	20,413,459	—	(2)
Bank of America, N.A.	11/3/20	USD	13,217	NZD	20,000	—	(7)
Citigroup Global Markets Inc.	11/4/20	USD	12,909	COP	50,000,000	—	(7)
State Street Bank & Trust Co.	11/3/20	USD	10,858	CHF	10,000	—	(49)
Bank of America, N.A.	11/3/20	USD	10,809	CHF	10,000	—	(98)
UBS AG	11/3/20	USD	9,462	KRW	11,000,000	—	(232)
J.P. Morgan Securities LLC	2/2/21	USD	9,409	DKK	60,000	—	(1)
BNP Paribas	11/3/20	USD	1,598	THB	50,640	—	(27)
						1,152,532	(1,141,754)

At October 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $33,457,000 and cash of $103,333,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $143,555,894)	155,434,317
Affiliated Issuers (Cost $523,691)	523,848
Total Investments in Securities	155,958,165
Investment in Vanguard	6,590
Foreign Currency, at Value (Cost $1,191,796)	1,189,526
Receivables for Investment Securities Sold	2,023,545
Receivables for Accrued Income	987,403
Receivables for Capital Shares Issued	1,415,488
Unrealized Appreciation—Forward Currency Contracts	1,152,532
Other Assets	27,502
Total Assets	162,760,751
Liabilities
Due to Custodian	538
Payables for Investment Securities Purchased	2,332,815
Payables for Capital Shares Redeemed	1,913,297
Payables for Distributions	2,964
Payables to Vanguard	7,551
Variation Margin Payable—Futures Contracts	211
Unrealized Depreciation—Forward Currency Contracts	1,141,754
Total Liabilities	5,399,130
Net Assets	157,361,621

Total International Bond Index Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	145,933,165
Total Distributable Earnings (Loss)	11,428,456
Net Assets	157,361,621

Investor Shares—Net Assets
Applicable to 2,748,286,921 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,054,066
Net Asset Value Per Share—Investor Shares	$11.66

ETF Shares—Net Assets
Applicable to 582,460,783 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,941,054
Net Asset Value Per Share—ETF Shares	$58.27

Admiral Shares—Net Assets
Applicable to 2,179,180,730 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,818,068
Net Asset Value Per Share—Admiral Shares	$23.32

Institutional Shares—Net Assets
Applicable to 1,158,774,891 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,548,433
Net Asset Value Per Share—Institutional Shares	$34.99

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Interest[1,2]	1,580,526
Total Income	1,580,526
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,916
Management and Administrative—Investor Shares	34,568
Management and Administrative—ETF Shares	16,379
Management and Administrative—Admiral Shares	49,958
Management and Administrative—Institutional Shares	22,835
Marketing and Distribution—Investor Shares	2,647
Marketing and Distribution—ETF Shares	1,507
Marketing and Distribution—Admiral Shares	2,910
Marketing and Distribution—Institutional Shares	1,182
Custodian Fees	4,454
Auditing Fees	151
Shareholders’ Reports—Investor Shares	274
Shareholders’ Reports—ETF Shares	2,559
Shareholders’ Reports—Admiral Shares	1,041
Shareholders’ Reports—Institutional Shares	15
Trustees’ Fees and Expenses	93
Total Expenses	144,489
Net Investment Income	1,436,037
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(36,058)
Futures Contracts	18,595
Forward Currency Contracts	(5,275,153)
Foreign Currencies	176,455
Realized Net Gain (Loss)	(5,116,161)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,887,616
Futures Contracts	(919)
Forward Currency Contracts	2,477,652
Foreign Currencies	(14,490)
Change in Unrealized Appreciation (Depreciation)	8,349,859
Net Increase (Decrease) in Net Assets Resulting from Operations	4,669,735

1	Interest is net of foreign withholding taxes of $19,861,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,873,000, $828,000, and $136,000, respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes ($4,356,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,436,037	1,372,024
Realized Net Gain (Loss)	(5,116,161)	7,025,878
Change in Unrealized Appreciation (Depreciation)	8,349,859	3,777,488
Net Increase (Decrease) in Net Assets Resulting from Operations	4,669,735	12,175,390
Distributions[1]
Investor Shares	(962,557)	(821,618)
ETF Shares	(823,228)	(430,228)
Admiral Shares	(1,661,774)	(1,363,556)
Institutional Shares	(1,181,533)	(889,172)
Total Distributions	(4,629,092)	(3,504,574)
Capital Share Transactions
Investor Shares	2,019,259	799,480
ETF Shares	9,974,916	10,659,238
Admiral Shares	(1,030,090)	4,958,823
Institutional Shares	5,907,531	4,222,942
Net Increase (Decrease) from Capital Share Transactions	16,871,616	20,640,483
Total Increase (Decrease)	16,912,259	29,311,299
Net Assets
Beginning of Period	140,449,362	111,138,063
End of Period	157,361,621	140,449,362

1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.68	$10.90	$10.96	$11.02	$10.61
Investment Operations
Net Investment Income	.109[1]	.121[1]	.113[1]	.114[1]	.135
Net Realized and Unrealized Gain (Loss) on Investments	.240	.988	.068	.011	.432
Total from Investment Operations	.349	1.109	.181	.125	.567
Distributions
Dividends from Net Investment Income	(.369)	(.329)	(.241)	(.185)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.369)	(.329)	(.241)	(.185)	(.157)
Net Asset Value, End of Period	$11.66	$11.68	$10.90	$10.96	$11.02

Total Return[2]	3.09%	10.39%	1.68%	1.16%	5.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,054	$30,053	$27,299	$25,603	$21,521
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.95%	1.07%	1.03%	1.05%	1.18%
Portfolio Turnover Rate	31%[3]	26%	22%	19%	20%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$58.34	$54.47	$54.75	$55.09	$53.04
Investment Operations
Net Investment Income	.572[1]	.630[1]	.584[1]	.578[1]	.697
Net Realized and Unrealized Gain (Loss) on Investments	1.232	4.913	.356	.038	2.175
Total from Investment Operations	1.804	5.543	.940	.616	2.872
Distributions
Dividends from Net Investment Income	(1.874)	(1.673)	(1.220)	(.956)	(.822)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.874)	(1.673)	(1.220)	(.956)	(.822)
Net Asset Value, End of Period	$58.27	$58.34	$54.47	$54.75	$55.09

Total Return	3.20%	10.40%	1.74%	1.15%	5.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,941	$23,911	$12,092	$8,504	$5,692
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.12%	1.07%	1.07%	1.21%
Portfolio Turnover Rate	31%[2]	26%	22%	19%	20%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.35	$21.79	$21.91	$22.04	$21.21
Investment Operations
Net Investment Income	.223[1]	.246[1]	.230[1]	.231[1]	.277
Net Realized and Unrealized Gain (Loss) on Investments	.489	1.976	.137	.017	.874
Total from Investment Operations	.712	2.222	.367	.248	1.151
Distributions
Dividends from Net Investment Income	(.742)	(.662)	(.487)	(.378)	(.321)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.742)	(.662)	(.487)	(.378)	(.321)
Net Asset Value, End of Period	$23.32	$23.35	$21.79	$21.91	$22.04

Total Return[2]	3.15%	10.41%	1.70%	1.16%	5.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,818	$51,889	$43,550	$36,072	$20,572
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.97%	1.09%	1.05%	1.07%	1.21%
Portfolio Turnover Rate	31%[3]	26%	22%	19%	20%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$35.03	$32.70	$32.88	$33.07	$31.83
Investment Operations
Net Investment Income	.348[1]	.382[1]	.358[1]	.360[1]	.431
Net Realized and Unrealized Gain (Loss) on Investments	.739	2.954	.206	.033	1.306
Total from Investment Operations	1.087	3.336	.564	.393	1.737
Distributions
Dividends from Net Investment Income	(1.127)	(1.006)	(.744)	(.583)	(.497)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.127)	(1.006)	(.744)	(.583)	(.497)
Net Asset Value, End of Period	$34.99	$35.03	$32.70	$32.88	$33.07

Total Return	3.21%	10.42%	1.74%	1.22%	5.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,548	$34,596	$28,196	$24,365	$16,773
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.13%	1.09%	1.11%	1.26%
Portfolio Turnover Rate	31%[2]	26%	22%	19%	20%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through October 31, 2020.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The

Total International Bond Index Fund

primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented 99% of net assets, based on the average of net amounts of notional exposure at each quarter-end during the period.

Total International Bond Index Fund

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Statement of Assets		Net
	Statement of	Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	45,689	(46,765)	(1,076)	8,236	—	—
Barclays Capital	28,300	(36,050)	(7,750)	11,516	—	—
BNP Paribas	228,549	(218,803)	9,746	—	634	9,112
Citigroup Global Markets, Inc.	98,474	(53,036)	45,438	—	44,123	1,315
Commonwealth Bank of Australia	42,967	(16,564)	26,403	—	27,853	—
Deutsche Bank AG	73,069	(71,996)	1,073	2,663	—	1,073
Goldman Sachs Bank AG	24,903	(27,312)	(2,409)	8,289	—	—
HSBC Bank USA, N.A.	62,591	(53,922)	8,669	—	3,296	5,373
J.P. Morgan Securities LLC	28,715	(164,389)	(135,674)	127,985	—	—
Morgan Stanley Capital Services LLC	75,527	(80,657)	(5,130)	1,897	—	—
National Australia Bank Ltd.	7,626	—	7,626	—	6,790	836
RBC Capital Markets LLC	30,874	(53,882)	(23,008)	22,206	—	—
Standard Chartered Bank	63,734	(85,824)	(22,090)	34,036	—	—
State Street Bank & Trust Co.	109,664	(96,532)	13,132	2,004	—	13,132
Toronto-Dominion Bank	165,536	(80,092)	85,444	—	52,420	33,024
UBS AG	66,314	(55,930)	10,384	—	1,674	8,710
Exchange-Traded Futures Contracts	—	(211)	(211)	4,365	—	—
Total	1,152,532	(1,141,965)	10,567	223,197	136,790	72,575

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.

3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

5.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Total International Bond Index Fund

three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Total International Bond Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $6,590,000, representing less than 0.01%of the fund’s net assets and 2.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,706	—	2,706
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,948,819	—	5,948,819
Corporate Bonds	—	24,333,328	—	24,333,328
Sovereign Bonds	—	125,149,464	—	125,149,464
Temporary Cash Investments	523,848	—	—	523,848
Total	523,848	155,434,317	—	155,958,165
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,152,532	—	1,152,532
Liabilities
Futures Contracts[1]	211	—	—	211
Forward Currency Contracts	—	1,141,754	—	1,141,754
Total	211	1,141,754	—	1,141,965

1 Represents variation margin on the last day of the reporting period.

Total International Bond Index Fund

D. At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Interest Rate	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,152,532	1,152,532
Total Assets	—	1,152,532	1,152,532

Variation Margin Payable—Futures Contracts	211	—	211
Unrealized Depreciation—Forward Currency Contracts	—	1,141,754	1,141,754
Total Liabilities	211	1,141,754	1,141,965

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
Interest Rate		Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	18,595	—	18,595
Forward Currency Contracts	—	(5,275,153)	(5,275,153)
Realized Net Gain (Loss) on Derivatives	18,595	(5,275,153)	(5,256,558)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(919)	—	(919)
Forward Currency Contracts	—	2,477,652	2,477,652
Change in Unrealized Appreciation (Depreciation) on Derivatives	(919)	2,477,652	2,476,733

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and foreign currency transactions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	4,434
Total Distributable Earnings (Loss)	(4,434)

Total International Bond Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the tax recognition of gain or loss from foreign currency hedges; the recognition of unrealized gains or losses from certain derivative contracts; and the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	29,997
Undistributed Long-Term Gains	247,938
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	11,153,485

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	4,629,092	3,504,574
Long-Term Capital Gains	—	—
Total	4,629,092	3,504,574

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	144,812,320
Gross Unrealized Appreciation	12,024,708
Gross Unrealized Depreciation	(878,863)
Net Unrealized Appreciation (Depreciation)	11,145,845

F. During the year ended October 31, 2020, the fund purchased $54,644,428,000 of investment securities and sold $45,480,195,000 of investment securities, other than U.S. government securities and temporary cash investments. Total purchases and sales include $0 and $208,224,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,123,482	532,351	2,052,911	182,791
Issued in Lieu of Cash Distributions	962,557	84,531	821,063	74,721
Redeemed[1]	(5,066,780)	(442,293)	(2,074,494)	(188,197)
Net Increase (Decrease)—Investor Shares	2,019,259	174,589	799,480	69,315
ETF Shares
Issued	10,940,085	189,708	10,770,965	189,839
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(965,169)	(17,075)	(111,727)	(2,000)
Net Increase (Decrease)—ETF Shares	9,974,916	172,633	10,659,238	187,839
Admiral Shares
Issued[1]	10,651,240	463,441	9,772,772	436,239
Issued in Lieu of Cash Distributions	1,596,357	70,148	1,307,627	59,467
Redeemed	(13,277,687)	(576,941)	(6,121,576)	(271,396)
Net Increase (Decrease)—Admiral Shares	(1,030,090)	(43,352)	4,958,823	224,310
Institutional Shares
Issued	13,895,895	402,516	5,578,722	165,967
Issued in Lieu of Cash Distributions	1,168,846	34,210	882,691	26,735
Redeemed	(9,157,210)	(265,472)	(2,238,471)	(67,361)
Net Increase (Decrease)—Institutional Shares	5,907,531	171,254	4,222,942	125,341

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 788 and 394 shares, respectively, in the amount of $9,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 37,787,000 and 18,902,000 shares, respectively, in the amount of $425,025,000 from the conversion during the year ended October 31, 2019.

At October 31, 2020, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 41% of the fund’s net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the

U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Total International Bond Index Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund designates to shareholders foreign source income of $1,515,004,000 and foreign taxes paid of $20,691,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total International Bond Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total International Bond Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total International Bond Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total International Bond Index Fund or the owners of the Total International Bond Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total International Bond Index Fund. Investors acquire the Total International Bond Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total International Bond Index Fund. The Total International Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total International Bond Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total International Bond Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total International Bond Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total International Bond Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties.

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Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q12310 122020

Annual Report | October 31, 2020 Vanguard Global Credit Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

Advisor’s Report	2

About Your Fund’s Expenses	4

Performance Summary	6

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•    For the 12 months ended October 31, 2020, Vanguard Global Credit Bond Fund returned 8.10% for Investor Shares and 8.16% for Admiral Shares, outpacing the 5.61% return of its benchmark index.

•    The fiscal year was marked by the global spread of COVID-19 and efforts to contain it, including government-mandated lockdowns, the shuttering of nonessential businesses, and social distancing measures. While volatility in the bond markets initially spiked and liquidity eroded as the pandemic spread, central banks around the world slashed interest rates and enacted stimulus programs to blunt the impact on the economy. Bond yields moved significantly lower by the end of the period and prices higher.

•    The fund’s fairly conservative stance going into 2020, because of stretched valuations, meant that its managers could dial up the fund’s exposure to credit as valuations turned much more attractive in the wake of the pandemic. That shift from defense to offense was the primary driver of the fund’s outperformance.

•    Security selection also added value. The managers found opportunities in U.S. and European investment-grade corporate bonds and among issuers in emerging markets.

•    The fund regularly uses derivatives to hedge portfolio risks. The fund’s holdings of forward currency contracts and bond futures contracts had little impact on performance over this period.

Market Barometer

	Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

1

Advisor’s Report

For the 12 months ended October 31, 2020, Vanguard Global Credit Bond Fund returned 8.10% for Investor Shares and 8.16% for Admiral Shares. The fund’s benchmark returned a more modest 5.61%.

With bond prices rising, the 30-day SEC yield declined to 1.46% for Investor Shares and 1.56% for Admiral Shares.

The investment environment

The fiscal year was defined by the outbreak of the novel coronavirus in early 2020–– and the aggressive efforts to contain it–– which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, nonessential businesses were shuttered, and unemployment spiked.

At the height of investor panic in March, volatility increased and liquidity eroded in the bond market. With investors trying to sell their most liquid assets, even some high-quality issuers saw their yield spreads versus risk-free assets widen dramatically.

Governments around the world were quick to take action, however, committing trillions of dollars in spending, loans, and loan guarantees to blunt the pandemic’s impact on economic activity and jobs. Many central banks slashed short-term interest rates and ramped up bond purchases to keep longer-term rates low and provide liquidity.

Their intervention was so successful in defusing the liquidity crisis that bond issuance soared. Some companies came to market because they needed to shore up their balance sheets, while others in better financial positions issued bonds more as a precaution, not knowing what the markets might look like in six months.

With interest rates pinned near zero, central bank bond buying, and steady global demand for yield, credit spread levels went on to tighten significantly compared with where they were in March and April.

Management of the fund

Overall, our credit positioning was the primary driver of relative performance. Security selection also added value in emerging-market issuers, notably in Latin America, and in U.S. and European investment-grade corporate issuers.

Our disciplined approach to risk paid off in this challenging environment. Going into 2020, we were carrying a relatively low level of credit risk in the fund as we viewed valuations in the credit market as being relatively expensive compared with historical levels. While we did not fully anticipate the scale of the global pandemic, we saw warning signs early in 2020 as China shut down and European exports began to suffer. We comple-mented our overall defensive positioning with underweights to sectors particularly sensitive to growth and commodity prices. This put us in a very strong position to add credit risk at the height of the market

2

panic in March and April. That wasn’t the case for some asset managers who were carrying more risk ahead of the pandemic and chasing a few extra basis points of potential return despite valuations being elevated.

In March and April, we started to take on additional risk at very attractive valuations. That occurred among emerging markets, where we initially added exposure to bonds of high-quality issuers in countries including Panama, Colombia, and Malaysia, and subsequently to medium-quality securities in countries such as Brazil and Mexico.

Security selection in Europe and the United States also added value. We found valuations of certain lower-quality investment-grade corporate issuers in Europe very compelling relative to their fundamental credit profiles even in hard-hit sectors like transportation. As the global financial system started to recover, bonds of some U.S. banks in our portfolio performed well.

Duration and curve positioning did not have much impact on the fund’s performance.

Outlook

Risks remain that increased COVID-19 infections could lead to the reimposition of broad lockdowns that would further hurt economies and that the wide distribution of a vaccine may still be some way off. These risks are somewhat mitigated, however, because governments are now better prepared to deal with outbreaks.

Moreover, central banks have asserted their readiness to continue to support bond markets.

With initial credit market adjustments to the pandemic behind us and valuations having risen, credit markets may be a little more challenging going forward, and security selection will be even more crucial. In particular, bonds from issuers in sectors less affected by COVID-19 have been bid up to expensive levels, with markets disregarding factors that weighed on valuations before the pandemic.

On the other hand, opportunities may continue to emerge in sectors more affected by COVID-19 among issuers with good fundamentals and recovery prospects.

With our global fixed income team of portfolio managers, analysts, and traders and our bottom-up, fundamentals-based research process and disciplined approach to risk-taking, we are well-positioned to identify and invest in potential pockets of outperformance as opportunities arise.

Samuel C. Martinez, CFA

Daniel Shaykevich, Principal

Arvind Narayanan, CFA

Vanguard Fixed Income Group

November 23, 2020

3

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

4

Six Months Ended October 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Credit Bond Fund	4/30/2020	10/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,060.34	$1.81
Admiral™ Shares	1,000.00	1,060.86	1.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.38	$1.78
Admiral Shares	1,000.00	1,023.88	1.27

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

5

Global Credit Bond Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 15, 2018, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020

		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/15/2018)	Investment
Global Credit Bond Fund Investor Shares	8.10%	10.98%	$12,265
Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)	5.61	9.36	11,917
Bloomberg Barclays Global Aggregate Bond Index ex USD	4.96	6.57	11,328

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

		Since	Final Value
	One	Inception	of a $50,000
	Year	(11/15/2018)	Investment
Global Credit Bond Fund Admiral Shares	8.16%	11.08%	$61,435
Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)	5.61	9.36	59,585
Bloomberg Barclays Global Aggregate Bond Index ex USD	4.96	6.57	56,640

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

6

Global Credit Bond Fund

Fund Allocation

As of October 31, 2020

United States	54.8%
United Kingdom	6.6
Germany	3.7
Colombia	3.4
Canada	3.1
Finland	2.3
Australia	2.1
Mexico	1.9
Panama	1.9
Netherlands	1.6
France	1.5
Japan	1.4
Luxembourg	1.4
Spain	1.2
Belgium	1.0
Other	12.1

The table reflects the fund’s investments, except for short-term investments and derivatives.

7

Global Credit Bond Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Albania (0.3%)
Sovereign Bonds (0.3%)
[1,2] Albania	3.500%	6/16/27	600	720
Total Albania (Cost $675)				720
Australia (1.9%)
Corporate Bonds (1.9%)
[2,3] Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	571
[2] Commonwealth Bank of Australia	3.743%	9/12/39	300	326
[4] DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	360	282
[4] Macquarie Group Ltd.	3.250%	12/15/22	400	287
[4,5] Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.243%	12/15/22	600	422
[4] Pacific National Finance Pty Ltd.	5.400%	5/12/27	370	287
[4] Qantas Airways Ltd.	4.400%	10/10/23	310	225
[1] Westpac Banking Corp.	1.450%	7/17/28	1,300	1,672
[3,4] Westpac Banking Corp.	4.334%	8/16/29	500	374
[3] Westpac Banking Corp.	2.894%	2/4/30	500	514
Total Australia (Cost $4,905)				4,960
Azerbaijan (0.2%)
Sovereign Bonds (0.2%)
Republic of Azerbaijan	4.750%	3/18/24	600	634
Total Azerbaijan (Cost $641)				634
Belgium (0.9%)
Corporate Bonds (0.9%)
Anheuser-Busch Cos. LLC /
Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	255	312
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	355
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	107
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	268
[1] Argenta Spaarbank NV	1.000%	1/29/27	1,200	1,389
Total Belgium (Cost $2,360)				2,431
Brazil (0.7%)
Corporate Bonds (0.6%)
Embraer Netherlands Finance BV	5.050%	6/15/25	700	676
Vale Overseas Ltd.	6.250%	8/10/26	583	696
[1] Vale SA	3.750%	1/10/23	100	123
				1,495

8

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Sovereign Bonds (0.1%)
[3]	Federative Republic of Brazil	4.750%	1/14/50	200	197
	Petrobras Global Finance BV	6.750%	6/3/50	200	220
					417
Total Brazil (Cost $1,846)					1,912
Canada (2.8%)
Corporate Bonds (1.6%)
[2]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	20	20
[2]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	55	56
[2]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	15	15
[2]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	18	18
[2]	Air Canada	7.750%	4/15/21	18	18
	Canadian Natural Resources Ltd.	2.950%	1/15/23	150	155
	Canadian Natural Resources Ltd.	3.800%	4/15/24	125	134
	Canadian Natural Resources Ltd.	3.900%	2/1/25	110	119
	Cenovus Energy Inc.	3.000%	8/15/22	25	25
	Cenovus Energy Inc.	5.375%	7/15/25	26	27
	Enbridge Inc.	3.125%	11/15/29	130	136
	Enbridge Inc.	4.000%	11/15/49	75	78
[2]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	750	747
[2]	Hudbay Minerals Inc.	6.125%	4/1/29	15	15
[2]	MEG Energy Corp.	6.500%	1/15/25	19	18
	Nutrien Ltd.	4.125%	3/15/35	70	80
	Nutrien Ltd.	4.900%	6/1/43	70	85
	Nutrien Ltd.	5.250%	1/15/45	60	76
	Suncor Energy Inc.	3.100%	5/15/25	340	363
[6]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,314
	TransCanada PipeLines Ltd.	3.750%	10/16/23	200	215
	TransCanada PipeLines Ltd.	4.625%	3/1/34	325	371
	TransCanada PipeLines Ltd.	4.750%	5/15/38	125	146
	TransCanada PipeLines Ltd.	4.875%	5/15/48	75	91
					4,322
Sovereign Bonds (1.2%)
[6]	Canada	1.000%	9/1/22	1,400	1,066
[6]	Canada	4.000%	6/1/41	385	445
[6]	Canada	2.750%	12/1/48	300	306
[2]	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	800	866
[2]	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	350	392
					3,075
Total Canada (Cost $7,069)					7,397
China (0.6%)
Sovereign Bonds (0.6%)
	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	985	1,081
	Sinopec Group Overseas Development
	2017 Ltd.	3.250%	9/13/27	500	540
Total China (Cost $1,591)					1,621

9

Global Credit Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colombia (3.1%)
Sovereign Bonds (3.1%)
Ecopetrol SA	5.875%	9/18/23	525	581
Ecopetrol SA	5.375%	6/26/26	975	1,076
[3] Republic of Colombia	4.500%	1/28/26	5,829	6,454
Total Colombia (Cost $8,044)				8,111
Costa Rica (0.1%)
Sovereign Bonds (0.1%)
Republic of Costa Rica	7.000%	4/4/44	200	157
Total Costa Rica (Cost $154)				157
Croatia (0.2%)
Sovereign Bonds (0.2%)
[1] Republic of Croatia	1.125%	6/19/29	140	167
[1] Republic of Croatia	1.500%	6/17/31	240	293
Total Croatia (Cost $456)				460
Denmark (0.5%)
Corporate Bonds (0.5%)
[7] AP Moller - Maersk A/S	4.000%	4/4/25	715	1,019
[2] Danske Bank A/S	1.171%	12/8/23	300	300
Total Denmark (Cost $1,322)				1,319
Dominican Republic (0.4%)
Sovereign Bonds (0.4%)
[2] Dominican Republic	5.875%	1/30/60	1,000	955
Total Dominican Republic (Cost $945)				955
Ecuador (0.2%)
Sovereign Bonds (0.2%)
[2,3] Republic of Ecuador	0.000%	7/31/30	650	292
[3] Republic of Ecuador	0.000%	7/31/30	700	319
Total Ecuador (Cost $654)				611
Finland (2.1%)
Corporate Bonds (2.1%)
[1] Elenia Finance Oyj	0.375%	2/6/27	2,000	2,349
[1,3] OP Corporate Bank plc	1.625%	6/9/30	1,960	2,330
[1,3] Sampo Oyj	3.375%	5/23/49	550	708
Total Finland (Cost $5,413)				5,387
France (1.3%)
Corporate Bonds (1.3%)
[2] Air Liquide Finance SA	2.250%	9/10/29	200	211
[1] Banque Federative du Credit Mutuel SA	1.250%	5/26/27	1,500	1,889
[2,3] BNP Paribas SA	2.819%	11/19/25	580	613
[2,3] BNP Paribas SA	2.219%	6/9/26	250	259
[2,3] BNP Paribas SA	2.588%	8/12/35	520	500
Total France (Cost $3,467)				3,472

10

Global Credit Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Germany (3.4%)
Corporate Bonds (2.0%)
[7] Aroundtown SA	3.625%	4/10/31	800	1,117
[2] Bayer US Finance II LLC	4.375%	12/15/28	275	316
[3] Deutsche Bank AG	2.222%	9/18/24	150	151
[1] DVB Bank SE	1.250%	6/16/23	500	593
[1] Volkswagen Financial Services AG	2.250%	10/16/26	1,200	1,533
[4] Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	500	364
[2] Volkswagen Group of America Finance LLC	2.900%	5/13/22	200	207
[2] Volkswagen Group of America Finance LLC	2.700%	9/26/22	650	674
[2] Volkswagen Group of America Finance LLC	3.125%	5/12/23	200	211
				5,166
Sovereign Bonds (1.4%)
[1] Bundesobligation	0.000%	10/10/25	2,000	2,426
[1] Federal Republic of Germany	0.500%	2/15/28	1,000	1,276
				3,702
Total Germany (Cost $8,746)				8,868
Honduras (0.1%)
Sovereign Bonds (0.1%)
Republic of Honduras	6.250%	1/19/27	150	169
Total Honduras (Cost $160)				169
Hungary (0.3%)
Sovereign Bonds (0.3%)
[1] Republic of Hungary	1.625%	4/28/32	700	874
Total Hungary (Cost $738)				874
India (0.4%)
Sovereign Bonds (0.4%)
Export-Import Bank of India	3.875%	3/12/24	1,000	1,060
Total India (Cost $1,041)				1,060
Indonesia (0.4%)
Sovereign Bonds (0.4%)
[1,2] Perusahaan Listrik Negara PT	1.875%	11/5/31	370	411
Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	600	673
Total Indonesia (Cost $1,064)				1,084
Ireland (0.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[2,3] Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	425	429

Corporate Bonds (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	455	472
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	275	277
[2] Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	15	15
				764
Total Ireland (Cost $1,154)				1,193

11

Global Credit Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Israel (0.3%)
Sovereign Bonds (0.3%)
State of Israel	4.500%	4/3/20	525	680
Total Israel (Cost $525)				680
Italy (0.5%)
Corporate Bonds (0.5%)
[2] Intesa Sanpaolo SPA	3.250%	9/23/24	200	212
[7] Intesa Sanpaolo SPA	2.500%	1/15/30	900	1,181
Total Italy (Cost $1,307)				1,393
Japan (1.2%)
Corporate Bonds (0.8%)
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	330	333
[2] Nissan Motor Co. Ltd.	3.043%	9/15/23	450	456
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	225	252
[2] Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	200	204
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	278
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	300	307
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	300	303
				2,133
Sovereign Bonds (0.4%)
[8] Japan	0.100%	6/20/24	65,000	626
[8] Japan	0.100%	12/20/26	30,000	290
[8] Japan	0.100%	6/20/29	10,000	96
[8] Japan	1.700%	9/20/33	6,000	68
				1,080
Total Japan (Cost $3,155)				3,213
Kazakhstan (0.1%)
Sovereign Bonds (0.1%)
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	200	273
Total Kazakhstan (Cost $282)				273
Kuwait (0.4%)
Sovereign Bonds (0.4%)
State of Kuwait	3.500%	3/20/27	925	1,045
Total Kuwait (Cost $1,039)				1,045
Luxembourg (1.3%)
Corporate Bonds (1.3%)
[1] Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	2,850	3,324
Total Luxembourg (Cost $3,269)				3,324
Malaysia (0.5%)
Sovereign Bonds (0.5%)
Petronas Capital Ltd.	3.500%	4/21/30	1,170	1,305
Total Malaysia (Cost $1,298)				1,305

12

Global Credit Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mexico (1.7%)
Corporate Bonds (0.4%)
Grupo Bimbo SAB de CV	4.500%	1/25/22	1,000	1,042

Sovereign Bonds (1.3%)
[1] United Mexican States	1.625%	4/8/26	730	863
[9] United Mexican States	8.500%	5/31/29	15,000	825
[3] United Mexican States	4.750%	4/27/32	440	501
[9] United Mexican States	8.500%	11/18/38	23,000	1,253
				3,442
Total Mexico (Cost $4,423)				4,484
Morocco (0.3%)
Sovereign Bonds (0.3%)
[1,2] Kingdom of Morocco	2.000%	9/30/30	670	758
Total Morocco (Cost $770)				758
Netherlands (1.4%)
Corporate Bonds (1.4%)
Cooperatieve Rabobank UA	4.625%	12/1/23	250	278
[7] NIBC Bank NV	3.125%	11/15/23	900	1,210
[1] NIBC Bank NV	0.875%	7/8/25	1,200	1,407
[2] OCI NV	5.250%	11/1/24	20	20
[2] OCI NV	4.625%	10/15/25	10	10
Shell International Finance BV	0.375%	9/15/23	275	274
Shell International Finance BV	2.375%	11/7/29	190	199
Shell International Finance BV	3.750%	9/12/46	250	272
[2] Trivium Packaging Finance BV	5.500%	8/15/26	5	5
[2] Trivium Packaging Finance BV	8.500%	8/15/27	15	16
Total Netherlands (Cost $3,534)				3,691
Panama (1.7%)
Sovereign Bonds (1.7%)
[3] Republic of Panama	4.000%	9/22/24	350	382
[3] Republic of Panama	3.750%	3/16/25	3,705	4,048
Total Panama (Cost $4,372)				4,430
Peru (0.3%)
Sovereign Bonds (0.3%)
Republic of Peru	7.350%	7/21/25	180	229
[3] Republic of Peru	2.392%	1/23/26	600	631
Total Peru (Cost $855)				860
Poland (0.0%)
Corporate Bonds (0.0%)
[2] CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	8	8
Total Poland (Cost $8)				8

13

Global Credit Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Romania (0.7%)
Sovereign Bonds (0.7%)
Republic of Romania	4.375%	8/22/23	950	1,034
[1] Republic of Romania	2.500%	2/8/30	500	616
[1] Republic of Romania	3.375%	1/28/50	190	231
Total Romania (Cost $1,825)				1,881
Russia (0.5%)
Sovereign Bonds (0.5%)
Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	400	424
Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	600	667
Russian Federation	4.750%	5/27/26	200	228
Total Russia (Cost $1,308)				1,319
Saudi Arabia (0.3%)
Sovereign Bonds (0.3%)
[10] KSA Sukuk Ltd.	3.628%	4/20/27	741	823
Total Saudi Arabia (Cost $801)				823
Serbia (0.5%)
Sovereign Bonds (0.5%)
[1] Republic of Serbia	3.125%	5/15/27	350	443
[1,2] Republic of Serbia	3.125%	5/15/27	611	774
Total Serbia (Cost $1,071)				1,217
South Africa (0.1%)
Sovereign Bonds (0.1%)
Republic of South Africa	4.850%	9/27/27	300	305
Total South Africa (Cost $296)				305
South Korea (0.0%)
Corporate Bonds (0.0%)
[2] Clark Equipment Co.	5.875%	6/1/25	13	14
Total South Korea (Cost $13)				14
Spain (1.1%)
Corporate Bonds (1.1%)
[1] IE2 Holdco SAU	2.875%	6/1/26	1,600	2,110
Telefonica Emisiones SAU	4.103%	3/8/27	385	436
Telefonica Emisiones SAU	4.665%	3/6/38	250	285
Total Spain (Cost $2,819)				2,831
Sweden (0.2%)
Corporate Bonds (0.2%)
[2] Skandinaviska Enskilda Banken AB	0.850%	9/2/25	500	497
Total Sweden (Cost $499)				497
Switzerland (0.5%)
Corporate Bonds (0.5%)
Novartis Capital Corp.	2.000%	2/14/27	150	158
Novartis Capital Corp.	2.750%	8/14/50	60	64

14

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	400	411
[2]	UBS Group Funding Switzerland AG	4.125%	9/24/25	500	568
Total Switzerland (Cost $1,103)					1,201
Turkey (0.1%)
Sovereign Bonds (0.1%)
	Republic of Turkey	5.750%	5/11/47	325	252
Total Turkey (Cost $296)					252
United Arab Emirates (0.8%)
Sovereign Bonds (0.8%)
[2]	Emirate of Sharjah United Arab Emirates	4.000%	7/28/50	350	347
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,750	1,892
Total United Arab Emirates (Cost $2,265)					2,239
United Kingdom (6.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[2,3,5] DELAM 2018-1, 1M USD LIBOR + 0.700%		0.847%	11/19/25	400	400

Corporate Bonds (5.1%)
[2]	Antofagasta plc	2.375%	10/14/30	350	344
	AstraZeneca plc	4.000%	1/17/29	225	266
	AstraZeneca plc	1.375%	8/6/30	200	193
[2]	BAE Systems plc	1.900%	2/15/31	200	197
	Barclays plc	3.684%	1/10/23	265	273
	Barclays plc	4.375%	9/11/24	250	270
[3]	Barclays plc	3.932%	5/7/25	300	323
	Barclays plc	4.337%	1/10/28	275	308
	Barclays plc	3.564%	9/23/35	225	224
	BAT Capital Corp.	4.390%	8/15/37	625	663
	BAT Capital Corp.	4.540%	8/15/47	135	141
	BP Capital Markets plc	3.506%	3/17/25	50	55
	BP Capital Markets plc	3.279%	9/19/27	85	93
[1]	Cadent Finance plc	0.750%	3/11/32	1,000	1,172
	GlaxoSmithKline Capital plc	0.534%	10/1/23	200	200
	GlaxoSmithKline Capital plc	3.000%	6/1/24	250	270
[7]	Heathrow Funding Ltd.	6.750%	12/3/26	240	382
[1,3]	Heathrow Funding Ltd.	1.500%	2/11/32	760	853
[3]	HSBC Holdings plc	2.633%	11/7/25	260	273
[3]	HSBC Holdings plc	1.645%	4/18/26	275	275
[3]	HSBC Holdings plc	2.099%	6/4/26	455	466
[3,7]	HSBC Holdings plc	3.000%	7/22/28	600	835
[3]	HSBC Holdings plc	2.013%	9/22/28	300	297
[3]	HSBC Holdings plc	2.848%	6/4/31	290	302
	HSBC Holdings plc	6.500%	9/15/37	125	168
	Lloyds Banking Group plc	2.858%	3/17/23	750	770
[3]	Lloyds Banking Group plc	3.870%	7/9/25	275	301
	Natwest Group plc	3.875%	9/12/23	200	216
[3]	Natwest Group plc	4.269%	3/22/25	270	295
[3]	Natwest Group plc	3.073%	5/22/28	225	238
[7]	Phoenix Group Holdings plc	5.867%	6/13/29	400	596
[7]	Phoenix Group Holdings plc	5.625%	4/28/31	200	296
	RELX Capital Inc.	3.000%	5/22/30	100	108

15

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Rolls-Royce plc	5.750%	10/15/27	19	19
[2,3]	Standard Chartered plc	1.319%	10/14/23	250	250
	Unilever Capital Corp.	2.600%	5/5/24	235	250
[2]	Virgin Media Finance plc	5.000%	7/15/30	5	5
[2]	Vmed O2 UK Financing I plc	4.250%	1/31/31	15	15
	Vodafone Group plc	3.750%	1/16/24	190	207
	Vodafone Group plc	4.125%	5/30/25	230	261
	Vodafone Group plc	5.250%	5/30/48	335	434
[7]	WPP Finance SA	3.750%	5/19/32	250	357
					13,461
Sovereign Bonds (0.7%)
[7]	United Kingdom	1.750%	9/7/37	300	456
[7]	United Kingdom	4.500%	12/7/42	180	411
[7]	United Kingdom	3.250%	1/22/44	150	295
[7]	United Kingdom	1.500%	7/22/47	250	378
[7]	United Kingdom	3.500%	7/22/68	90	247
					1,787
Total United Kingdom (Cost $15,235)					15,648
United States (49.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[2,3]	BAMLL Commercial Mortgage Securities Trust 2019-BPR	3.112%	11/5/32	100	100
[3]	COMM 2013-CCRE13 Mortgage Trust	4.886%	11/10/46	135	135
[3]	COMM 2015-CCRE27 Mortgage Trust	4.454%	10/10/48	135	138
[2,3]	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	73	78
[2,3]	Fair Square Issuance Trust FSIT_20-A	2.900%	9/20/24	100	100
[2,3]	Fontainebleau Miami Beach Trust 2019-FBLU	3.144%	12/10/36	30	31
[2,3]	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	100	104
[2,3,11]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.721%	2/25/48	4	4
[3]	GM Financial Automobile Leasing Trust 2020-1	2.280%	6/20/24	10	10
[2,3]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	203	205
[2,3]	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	620	646
[2,3]	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	20	20
[2,3]	Santander Retail Auto Lease Trust 2020-B	1.980%	10/20/25	100	100
[2,3]	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	25	26
[2,3]	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	100	102
[2,3]	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	150	153
					1,952
Corporate Bonds (47.1%)
	3M Co.	3.700%	4/15/50	80	94
	Abbott Laboratories	4.900%	11/30/46	125	176
[2]	AbbVie Inc.	2.600%	11/21/24	185	197
[2]	AbbVie Inc.	2.950%	11/21/26	150	163
[2]	AbbVie Inc.	4.050%	11/21/39	210	241
	AbbVie Inc.	4.875%	11/14/48	185	235
[2]	AbbVie Inc.	4.250%	11/21/49	150	175
[2]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	12	12
	Activision Blizzard Inc.	2.500%	9/15/50	250	225

16

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Adobe Inc.	2.150%	2/1/27	100	106
	AEP Transmission Co. LLC	4.250%	9/15/48	200	246
	Affiliated Managers Group Inc.	3.300%	6/15/30	265	281
	Aflac Inc.	3.250%	3/17/25	270	298
	Air Lease Corp.	2.875%	1/15/26	125	124
	Air Lease Corp.	3.750%	6/1/26	100	102
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	130
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	5	5
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	5	5
	Allina Health System	3.887%	4/15/49	265	301
[2]	Allison Transmission Inc.	5.000%	10/1/24	3	3
[2]	Allison Transmission Inc.	4.750%	10/1/27	34	35
	Ally Financial Inc.	1.450%	10/2/23	120	121
	Alphabet Inc.	1.900%	8/15/40	330	308
	Alphabet Inc.	2.250%	8/15/60	340	301
	Altria Group Inc.	2.350%	5/6/25	132	139
	Altria Group Inc.	4.400%	2/14/26	194	223
	Altria Group Inc.	4.800%	2/14/29	390	457
	Altria Group Inc.	5.375%	1/31/44	55	68
	Altria Group Inc.	5.950%	2/14/49	25	33
	Altria Group Inc.	4.450%	5/6/50	40	44
	Amazon.com Inc.	2.500%	6/3/50	250	247
	Ameren Corp.	3.500%	1/15/31	150	171
	Ameren Illinois Co.	4.150%	3/15/46	75	93
[2]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	5	5
[2]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	25	25
[12]	American Express Co.	3.000%	10/30/24	375	405
	American Honda Finance Corp.	1.200%	7/8/25	66	67
	American International Group Inc.	4.500%	7/16/44	140	167
	American International Group Inc.	4.800%	7/10/45	57	70
	American International Group Inc.	4.375%	6/30/50	152	181
	American Tower Corp.	3.375%	10/15/26	170	188
	Amgen Inc.	2.200%	2/21/27	125	132
	Amgen Inc.	3.150%	2/21/40	155	162
	Amgen Inc.	5.150%	11/15/41	61	80
	Amgen Inc.	3.375%	2/21/50	125	132
	Amgen Inc.	4.663%	6/15/51	65	84
[2]	Amgen Inc.	2.770%	9/1/53	172	164
[2]	ANGI Homeservices Inc.	3.875%	8/15/28	5	5
	Anthem Inc.	3.650%	12/1/27	375	424
	Anthem Inc.	3.125%	5/15/50	190	194
	Aon plc	4.600%	6/14/44	35	44
	Aon plc	4.750%	5/15/45	70	92
	Appalachian Power Co.	4.500%	3/1/49	100	126
	Apple Inc.	3.850%	8/4/46	331	404
[2]	Aramark Services Inc.	6.375%	5/1/25	10	10
	Aramark Services Inc.	4.750%	6/1/26	60	60
[2]	Arconic Corp.	6.000%	5/15/25	7	7

17

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	14	15
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	15	15
[2]	Asbury Automotive Group Inc.	4.500%	3/1/28	22	22
[2]	Asbury Automotive Group Inc.	4.750%	3/1/30	34	35
	AT&T Inc.	3.400%	5/15/25	90	99
	AT&T Inc.	3.600%	7/15/25	5	6
	AT&T Inc.	2.300%	6/1/27	160	166
	AT&T Inc.	4.350%	3/1/29	200	232
	AT&T Inc.	4.500%	5/15/35	65	76
	AT&T Inc.	4.900%	8/15/37	55	66
	AT&T Inc.	4.300%	12/15/42	50	56
	AT&T Inc.	4.500%	3/9/48	200	223
	AT&T Inc.	3.650%	6/1/51	530	519
[2]	AT&T Inc.	3.550%	9/15/55	123	116
[1]	Athene Global Funding	1.125%	9/2/25	3,170	3,747
	AutoZone Inc.	3.625%	4/15/25	375	417
	AutoZone Inc.	1.650%	1/15/31	355	343
[2]	Axalta Coating Systems LLC	4.875%	8/15/24	12	12
[2]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	10	11
	Ball Corp.	5.000%	3/15/22	10	10
	Ball Corp.	4.875%	3/15/26	10	11
	Ball Corp.	2.875%	8/15/30	27	27
[3]	Bank of America Corp.	3.864%	7/23/24	350	378
[3]	Bank of America Corp.	0.810%	10/24/24	350	351
	Bank of America Corp.	4.000%	1/22/25	75	83
[3]	Bank of America Corp.	0.981%	9/25/25	700	697
[3]	Bank of America Corp.	3.366%	1/23/26	239	260
[3]	Bank of America Corp.	1.319%	6/19/26	170	171
[3]	Bank of America Corp.	3.419%	12/20/28	355	395
[3]	Bank of America Corp.	3.194%	7/23/30	265	291
[3]	Bank of America Corp.	2.496%	2/13/31	225	234
[3]	Bank of America Corp.	1.898%	7/23/31	115	113
[3]	Bank of America Corp.	2.676%	6/19/41	170	172
[3]	Bank of America Corp.	4.443%	1/20/48	35	44
[3]	Bank of America Corp.	4.083%	3/20/51	150	182
[3]	Bank of America Corp.	2.831%	10/24/51	100	100
[2]	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
[2]	Bausch Health Cos. Inc.	5.750%	8/15/27	14	15
[2]	Bausch Health Cos. Inc.	7.000%	1/15/28	40	42
	Becton Dickinson & Co.	4.685%	12/15/44	40	49
	Becton Dickinson & Co.	4.669%	6/6/47	40	49
[2]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	130	151
[2]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	50	49
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	56
[2]	Berry Global Inc.	4.875%	7/15/26	28	29
[2]	Berry Global Inc.	5.625%	7/15/27	18	19
[2]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	9	9
	Biogen Inc.	3.150%	5/1/50	200	192
	BlackRock Inc.	1.900%	1/28/31	280	287
	Block Financial LLC	3.875%	8/15/30	90	92

18

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Boeing Co.	2.700%	5/1/22	45	46
	Boeing Co.	2.800%	3/1/24	30	31
	Boeing Co.	4.875%	5/1/25	465	504
	Boeing Co.	5.150%	5/1/30	350	388
	Boeing Co.	5.805%	5/1/50	150	176
	BorgWarner Inc.	2.650%	7/1/27	500	525
	Boston Scientific Corp.	1.900%	6/1/25	131	136
	Boston Scientific Corp.	4.000%	3/1/29	85	98
	Boston Scientific Corp.	4.700%	3/1/49	50	64
	BP Capital Markets America Inc.	3.017%	1/16/27	120	130
	BP Capital Markets America Inc.	3.588%	4/14/27	250	278
	BP Capital Markets America Inc.	4.234%	11/6/28	45	52
	BP Capital Markets America Inc.	3.000%	2/24/50	110	102
	Bristol-Myers Squibb Co.	3.200%	6/15/26	290	325
	Bristol-Myers Squibb Co.	3.900%	2/20/28	50	58
	Bristol-Myers Squibb Co.	3.400%	7/26/29	300	345
	Brixmor Operating Partnership LP	4.050%	7/1/30	275	297
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	156	172
	Broadcom Inc.	4.700%	4/15/25	110	125
	Broadcom Inc.	5.000%	4/15/30	120	141
[2]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	23	24
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	15	16
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	247
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	140	160
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	105	112
[2]	BWX Technologies Inc.	4.125%	6/30/28	2	2
[2]	Cable One Inc.	4.000%	11/15/30	25	25
[2]	Calpine Corp.	4.500%	2/15/28	65	66
[2]	Cameron LNG LLC	3.701%	1/15/39	135	148
[3]	Capital One Bank USA NA	2.280%	1/28/26	300	312
[2]	Cargo Aircraft Management Inc.	4.750%	2/1/28	15	15
[2]	Carnival Corp.	11.500%	4/1/23	22	24
[2]	Carrier Global Corp.	3.377%	4/5/40	210	222
	Caterpillar Financial Services Corp.	2.625%	3/1/23	320	336
	Caterpillar Financial Services Corp.	0.450%	9/14/23	880	879
	Caterpillar Financial Services Corp.	1.100%	9/14/27	470	467
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	40	42
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	10	10
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	15	16
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	27	28
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	15	15
	Centene Corp.	4.750%	1/15/25	15	15
	Central Garden & Pet Co.	4.125%	10/15/30	20	20
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	420	465
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	200	227
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	250	242
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	420	475

19

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Cheniere Energy Inc.	4.625%	10/15/28	25	26
	Chevron Corp.	2.236%	5/11/30	75	79
[2]	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP	3.400%	12/1/26	220	241
	Chevron USA Inc.	2.343%	8/12/50	70	63
	Children’s Hospital of Philadelphia	2.704%	7/1/50	150	147
	Chubb INA Holdings Inc.	1.375%	9/15/30	200	195
	Chubb INA Holdings Inc.	4.350%	11/3/45	210	270
[2]	Churchill Downs Inc.	5.500%	4/1/27	35	36
[2]	Churchill Downs Inc.	4.750%	1/15/28	34	35
	Cigna Corp.	4.800%	8/15/38	255	317
	Cigna Corp.	3.400%	3/15/50	150	157
	Cimarex Energy Co.	4.375%	3/15/29	30	32
	Citigroup Inc.	3.200%	10/21/26	246	270
[3]	Citigroup Inc.	3.668%	7/24/28	329	367
[3]	Citigroup Inc.	2.976%	11/5/30	250	268
	Citigroup Inc.	4.650%	7/23/48	95	123
	City of Hope	4.378%	8/15/48	160	188
[2]	Clarios Global LP	6.750%	5/15/25	5	5
[2]	Clean Harbors Inc.	4.875%	7/15/27	25	26
[2]	Clean Harbors Inc.	5.125%	7/15/29	10	11
[2]	Clearway Energy Operating LLC	4.750%	3/15/28	29	31
	CMS Energy Corp.	3.450%	8/15/27	350	390
	CNH Industrial Capital LLC	1.950%	7/2/23	200	203
	CNH Industrial Capital LLC	1.875%	1/15/26	390	391
	Coca-Cola Co.	1.000%	3/15/28	325	323
[2]	Colt Merger Sub Inc.	5.750%	7/1/25	2	2
[2]	Colt Merger Sub Inc.	8.125%	7/1/27	13	14
	Comcast Corp.	3.150%	2/15/28	225	250
	Comcast Corp.	4.150%	10/15/28	70	83
	Comcast Corp.	2.650%	2/1/30	275	296
	Comcast Corp.	4.400%	8/15/35	155	194
	Comcast Corp.	3.250%	11/1/39	145	159
	Comcast Corp.	4.500%	1/15/43	140	176
	Comcast Corp.	4.700%	10/15/48	134	178
	Comcast Corp.	4.950%	10/15/58	85	122
	CommonSpirit Health	2.760%	10/1/24	100	105
	Commonwealth Edison Co.	3.800%	10/1/42	115	133
[2]	CommScope Finance LLC	5.500%	3/1/24	4	4
[2]	CommScope Finance LLC	8.250%	3/1/27	12	12
[2]	CommScope Inc.	6.000%	3/1/26	8	8
[2]	CommScope Inc.	7.125%	7/1/28	6	6
	Conagra Brands Inc.	4.850%	11/1/28	175	214
	Concho Resources Inc.	3.750%	10/1/27	65	72
	Concho Resources Inc.	2.400%	2/15/31	40	40
	Concho Resources Inc.	4.875%	10/1/47	30	37
	Connecticut Light & Power Co.	3.200%	3/15/27	520	576
	Connecticut Light & Power Co.	4.000%	4/1/48	80	100
	ConocoPhillips Co.	4.950%	3/15/26	100	119
	ConocoPhillips Co.	4.300%	11/15/44	65	75
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	118
	Constellation Brands Inc.	3.200%	2/15/23	40	42
	Constellation Brands Inc.	3.150%	8/1/29	400	437

20

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Constellation Brands Inc.	3.750%	5/1/50	100	111
[2]	Cornerstone Building Brands Inc.	6.125%	1/15/29	7	7
	Corporate Office Properties LP	2.250%	3/15/26	175	177
	Crown Castle International Corp.	3.700%	6/15/26	555	618
	Crown Castle International Corp.	5.200%	2/15/49	105	135
[2]	CSC Holdings LLC	5.375%	2/1/28	40	43
[2]	CSC Holdings LLC	5.750%	1/15/30	20	21
[2]	CSC Holdings LLC	4.625%	12/1/30	16	16
	CSX Corp.	4.750%	11/15/48	240	314
	CSX Corp.	3.800%	4/15/50	140	163
	CVS Health Corp.	3.700%	3/9/23	315	337
	CVS Health Corp.	3.000%	8/15/26	400	434
	CVS Health Corp.	4.780%	3/25/38	190	229
	CVS Health Corp.	4.125%	4/1/40	260	294
	CVS Health Corp.	5.050%	3/25/48	75	95
	CVS Health Corp.	4.250%	4/1/50	25	29
	Dana Inc.	5.375%	11/15/27	4	4
	Dana Inc.	5.625%	6/15/28	9	9
[2]	DaVita Inc.	4.625%	6/1/30	25	25
[2]	DaVita Inc.	3.750%	2/15/31	15	14
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
[2]	Dell International LLC / EMC Corp.	6.100%	7/15/27	120	143
[2]	Dell International LLC / EMC Corp.	6.200%	7/15/30	18	22
[2]	Dell International LLC / EMC Corp.	8.350%	7/15/46	50	68
	Delta Air Lines Inc.	2.900%	10/28/24	12	10
[2]	Delta Air Lines Inc.	7.000%	5/1/25	40	44
	Delta Air Lines Inc.	7.375%	1/15/26	15	16
[2,3]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	205
	Devon Energy Corp.	5.850%	12/15/25	40	45
	Devon Energy Corp.	5.600%	7/15/41	30	31
	DH Europe Finance II Sarl	2.600%	11/15/29	125	135
	DH Europe Finance II Sarl	3.400%	11/15/49	200	227
	Diamondback Energy Inc.	4.750%	5/31/25	30	33
	Diamondback Energy Inc.	3.250%	12/1/26	255	260
	Discovery Communications LLC	4.900%	3/11/26	390	454
	Discovery Communications LLC	4.650%	5/15/50	55	62
[2]	Discovery Communications LLC	4.000%	9/15/55	177	179
	Dominion Energy Inc.	3.300%	3/15/25	70	77
	Dominion Energy Inc.	4.250%	6/1/28	65	76
	Dominion Energy Inc.	3.375%	4/1/30	35	39
	Dominion Energy Inc.	4.050%	9/15/42	170	198
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	80	104
[1]	Dow Chemical Co.	1.125%	3/15/32	900	1,031
	Dow Chemical Co.	4.375%	11/15/42	180	204
	DTE Electric Co.	2.250%	3/1/30	145	152
	DTE Electric Co.	3.700%	6/1/46	75	87
	DTE Electric Co.	2.950%	3/1/50	85	89
	DTE Energy Co.	2.600%	6/15/22	580	599
	DTE Energy Co.	1.050%	6/1/25	165	166
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	28
	Duke Energy Carolinas LLC	4.250%	12/15/41	255	311
	Duke Energy Corp.	3.750%	9/1/46	150	169
	Duke Energy Corp.	3.950%	8/15/47	75	87

21

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Duke Energy Florida LLC	1.750%	6/15/30	50	50
	Duke Energy Florida LLC	3.400%	10/1/46	65	73
	Duke Energy Indiana LLC	2.750%	4/1/50	75	75
	Duke Energy Progress LLC	4.100%	5/15/42	130	158
	DuPont de Nemours Inc.	4.205%	11/15/23	270	297
	DuPont de Nemours Inc.	4.493%	11/15/25	195	225
	DuPont de Nemours Inc.	5.319%	11/15/38	40	52
	Ecolab Inc.	1.300%	1/30/31	150	146
	Ecolab Inc.	2.125%	8/15/50	80	72
[2]	Element Solutions Inc.	3.875%	9/1/28	17	17
	Eli Lilly and Co.	2.500%	9/15/60	100	93
[2]	Emergent BioSolutions Inc.	3.875%	8/15/28	5	5
	Enbridge Energy Partners LP	5.500%	9/15/40	50	58
	Encompass Health Corp.	4.500%	2/1/28	26	27
	Encompass Health Corp.	4.625%	4/1/31	6	6
[2]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	4	4
[2]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	15	16
	Energy Transfer Operating LP	5.500%	6/1/27	170	189
	Energy Transfer Operating LP	3.750%	5/15/30	135	133
	Energy Transfer Operating LP	6.250%	4/15/49	70	74
	Energy Transfer Partners LP	6.050%	6/1/41	65	67
	Energy Transfer Partners LP	6.500%	2/1/42	65	69
	Enstar Group Ltd.	4.950%	6/1/29	290	319
	Entergy Louisiana LLC	3.250%	4/1/28	300	335
	Entergy Louisiana LLC	2.900%	3/15/51	150	155
	Entergy Texas Inc.	4.000%	3/30/29	75	87
	Entergy Texas Inc.	3.550%	9/30/49	100	110
	Enterprise Products Operating LLC	5.950%	2/1/41	80	101
	Enterprise Products Operating LLC	4.850%	3/15/44	185	209
	Enterprise Products Operating LLC	4.250%	2/15/48	75	80
	Enterprise Products Operating LLC	4.800%	2/1/49	75	86
	EOG Resources Inc.	4.375%	4/15/30	30	35
	EOG Resources Inc.	4.950%	4/15/50	20	25
[2]	EQM Midstream Partners LP	6.500%	7/1/27	16	17
	EQT Corp.	3.000%	10/1/22	19	19
	EQT Corp.	5.000%	1/15/29	25	25
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	150	153
	Evergy Inc.	2.900%	9/15/29	375	398
	Eversource Energy	2.800%	5/1/23	470	493
	Eversource Energy	3.450%	1/15/50	195	212
	Exelon Corp.	3.400%	4/15/26	40	45
	Exelon Corp.	4.450%	4/15/46	215	258
[2]	Expedia Group Inc.	6.250%	5/1/25	12	13
[2]	Expedia Group Inc.	4.625%	8/1/27	10	10
	Exxon Mobil Corp.	2.610%	10/15/30	250	264
[1]	Exxon Mobil Corp.	1.408%	6/26/39	800	924
	Exxon Mobil Corp.	4.227%	3/19/40	155	184
	Federal Realty Investment Trust	3.950%	1/15/24	375	405
	FedEx Corp.	3.800%	5/15/25	100	113
	FedEx Corp.	4.250%	5/15/30	10	12
	FedEx Corp.	3.875%	8/1/42	30	33

22

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	FedEx Corp.	5.250%	5/15/50	100	133
	Fiserv Inc.	3.500%	7/1/29	150	169
	Fiserv Inc.	4.400%	7/1/49	60	74
	Florida Power & Light Co.	4.125%	2/1/42	55	68
	Florida Power & Light Co.	3.800%	12/15/42	150	179
	Florida Power & Light Co.	3.150%	10/1/49	75	83
	FMC Corp.	4.500%	10/1/49	30	36
	Ford Motor Co.	8.500%	4/21/23	13	14
	Ford Motor Credit Co. LLC	3.087%	1/9/23	23	23
	Ford Motor Credit Co. LLC	5.125%	6/16/25	16	17
	Ford Motor Credit Co. LLC	4.125%	8/17/27	22	22
	Ford Motor Credit Co. LLC	3.815%	11/2/27	12	12
	Fox Corp.	3.050%	4/7/25	20	22
	Fox Corp.	5.476%	1/25/39	255	338
	Freeport-McMoRan Inc.	4.375%	8/1/28	10	10
	Freeport-McMoRan Inc.	4.625%	8/1/30	20	22
[2]	Front Range BidCo Inc.	4.000%	3/1/27	12	12
[2]	Front Range BidCo Inc.	6.125%	3/1/28	20	20
[2]	Frontier Communications Corp.	5.875%	10/15/27	7	7
[2]	Gartner Inc.	4.500%	7/1/28	16	17
[2]	Gartner Inc.	3.750%	10/1/30	7	7
[2]	GE Capital Funding LLC	3.450%	5/15/25	225	241
[2]	GE Capital Funding LLC	4.400%	5/15/30	275	300
	General Dynamics Corp.	3.250%	4/1/25	70	77
	General Dynamics Corp.	3.750%	5/15/28	430	500
	General Dynamics Corp.	4.250%	4/1/40	95	120
	General Dynamics Corp.	3.600%	11/15/42	85	99
	General Electric Co.	3.450%	5/1/27	205	217
	General Electric Co.	4.350%	5/1/50	55	58
	General Mills Inc.	4.700%	4/17/48	225	299
	General Motors Co.	5.400%	10/2/23	146	161
	General Motors Co.	6.125%	10/1/25	150	176
	General Motors Co.	5.200%	4/1/45	100	112
	General Motors Financial Co. Inc.	3.150%	6/30/22	400	411
	General Motors Financial Co. Inc.	5.200%	3/20/23	205	223
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	423
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	139
	General Motors Financial Co. Inc.	4.350%	1/17/27	208	229
[2]	Georgia-Pacific LLC	1.750%	9/30/25	245	255
	Gilead Sciences Inc.	0.750%	9/29/23	340	340
	Gilead Sciences Inc.	1.200%	10/1/27	180	179
	Gilead Sciences Inc.	4.150%	3/1/47	100	117
	Gilead Sciences Inc.	2.800%	10/1/50	50	48
	Goldman Sachs Group Inc.	3.750%	5/22/25	624	693
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	157
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	140	170
[4,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.604%	5/2/24	300	214
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	12	13
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	43	42
[2]	GPC Merger Sub Inc.	7.125%	8/15/28	15	16
[2]	Graphic Packaging International LLC	3.500%	3/15/28	15	15
[2]	Graphic Packaging International LLC	3.500%	3/1/29	7	7

23

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Gray Television Inc.	4.750%	10/15/30	7	7
	HCA Inc.	5.375%	2/1/25	45	50
	HCA Inc.	5.250%	6/15/26	95	111
	HCA Inc.	5.375%	9/1/26	15	17
	HCA Inc.	4.125%	6/15/29	130	147
	HCA Inc.	3.500%	9/1/30	4	4
	HCA Inc.	5.250%	6/15/49	105	128
[2]	Hill-Rom Holdings Inc.	5.000%	2/15/25	15	15
[2]	Hill-Rom Holdings Inc.	4.375%	9/15/27	45	47
	Hillenbrand Inc.	5.750%	6/15/25	7	7
[2]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	72	74
[2]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	11
	Home Depot Inc.	2.800%	9/14/27	55	61
	Home Depot Inc.	3.900%	12/6/28	96	114
	Home Depot Inc.	4.250%	4/1/46	30	38
	Home Depot Inc.	3.900%	6/15/47	75	91
	Home Depot Inc.	4.500%	12/6/48	75	99
	Honeywell International Inc.	1.350%	6/1/25	445	457
	Honeywell International Inc.	2.800%	6/1/50	155	162
	Howmet Aerospace Inc.	6.875%	5/1/25	15	17
[2]	Ingevity Corp.	3.875%	11/1/28	15	15
	Intel Corp.	3.150%	5/11/27	300	335
	Intel Corp.	4.750%	3/25/50	135	183
	Intercontinental Exchange Inc.	0.700%	6/15/23	160	161
	Intercontinental Exchange Inc.	2.650%	9/15/40	190	190
	Intercontinental Exchange Inc.	3.000%	9/15/60	120	120
	International Business Machines Corp.	3.300%	5/15/26	160	180
[2]	International Game Technology plc	6.250%	1/15/27	3	3
[2]	International Game Technology plc	5.250%	1/15/29	12	12
	International Paper Co.	7.300%	11/15/39	60	88
	International Paper Co.	4.350%	8/15/48	40	49
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	491	524
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	117
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	25	30
	Intuit Inc.	0.950%	7/15/25	190	191
	Intuit Inc.	1.350%	7/15/27	120	121
	Invesco Finance plc	5.375%	11/30/43	55	69
	Johnson & Johnson	2.900%	1/15/28	25	28
	Johnson & Johnson	1.300%	9/1/30	100	99
	Johnson & Johnson	2.450%	9/1/60	150	146
	Johnson Controls International plc	5.125%	9/14/45	28	37
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	630	694
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	300	314
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	609	684
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	30	34
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	288	334
[1,3]	JPMorgan Chase & Co.	1.047%	11/4/32	845	1,017
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	290	337
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	70	84
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	105	110
	Kaiser Foundation Hospitals	3.150%	5/1/27	647	714
	Kellogg Co.	4.500%	4/1/46	115	142
[2]	Ken Garff Automotive LLC	4.875%	9/15/28	15	15

24

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Keurig Dr Pepper Inc.	5.085%	5/25/48	50	66
	Kimberly-Clark Corp.	1.050%	9/15/27	175	175
	Kimberly-Clark Corp.	3.100%	3/26/30	100	113
	Kimco Realty Corp.	3.400%	11/1/22	100	105
	Kimco Realty Corp.	3.300%	2/1/25	30	33
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	300	329
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	160	190
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	70	80
	Kinder Morgan Inc.	5.300%	12/1/34	125	144
	Kinder Morgan Inc.	5.550%	6/1/45	25	29
[2]	Kraft Heinz Foods Co.	3.875%	5/15/27	20	21
	Kroger Co.	2.650%	10/15/26	265	286
	Kroger Co.	3.700%	8/1/27	125	143
	Kroger Co.	3.875%	10/15/46	275	307
[2]	L Brands Inc.	6.875%	7/1/25	5	5
	L3Harris Technologies Inc.	4.400%	6/15/28	210	247
	L3Harris Technologies Inc.	5.054%	4/27/45	30	40
	Laboratory Corp. of America Holdings	3.250%	9/1/24	200	217
[2]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	12	10
	Lamar Media Corp.	5.750%	2/1/26	10	10
	Lamar Media Corp.	3.750%	2/15/28	22	22
	Lamar Media Corp.	4.875%	1/15/29	7	7
	Lamar Media Corp.	4.000%	2/15/30	14	14
[2]	Lamb Weston Holdings Inc.	4.625%	11/1/24	10	10
[2]	Lamb Weston Holdings Inc.	4.875%	11/1/26	31	32
[2]	Lamb Weston Holdings Inc.	4.875%	5/15/28	10	11
	Lennar Corp.	5.250%	6/1/26	40	45
[2]	Level 3 Financing Inc.	4.625%	9/15/27	67	68
[2]	Level 3 Financing Inc.	4.250%	7/1/28	10	10
[2]	Level 3 Financing Inc.	3.625%	1/15/29	20	19
[2]	Lithia Motors Inc.	4.625%	12/15/27	15	16
[2]	Lithia Motors Inc.	4.375%	1/15/31	5	5
[2]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[2]	Live Nation Entertainment Inc.	6.500%	5/15/27	9	10
[2]	Live Nation Entertainment Inc.	4.750%	10/15/27	13	12
	Lockheed Martin Corp.	3.800%	3/1/45	165	196
	Lockheed Martin Corp.	4.700%	5/15/46	40	54
	Lowe’s Cos. Inc.	3.100%	5/3/27	305	340
	Lowe’s Cos. Inc.	1.300%	4/15/28	100	99
	Lowe’s Cos. Inc.	1.700%	10/15/30	100	99
	Lowe’s Cos. Inc.	4.050%	5/3/47	55	65
	LYB International Finance III LLC	2.875%	5/1/25	85	91
	LYB International Finance III LLC	3.375%	5/1/30	150	162
	LYB International Finance III LLC	3.375%	10/1/40	190	187
	Magellan Midstream Partners LP	4.200%	10/3/47	45	46
	Marathon Oil Corp.	5.200%	6/1/45	20	19
	Marathon Petroleum Corp.	4.750%	12/15/23	195	214
	Marathon Petroleum Corp.	4.700%	5/1/25	230	255
	Marathon Petroleum Corp.	3.800%	4/1/28	100	106
	Marathon Petroleum Corp.	4.750%	9/15/44	40	39
	Marriott International Inc.	4.625%	6/15/30	34	36
	McCormick & Co. Inc.	2.500%	4/15/30	200	211

25

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	McDonald’s Corp.	3.625%	9/1/49	150	168
	McDonald’s Corp.	4.200%	4/1/50	175	211
	McKesson Corp.	3.950%	2/16/28	150	172
[1]	Medtronic Global Holdings SCA	1.375%	10/15/40	510	617
	Merck & Co. Inc.	3.400%	3/7/29	310	356
	Merck & Co. Inc.	1.450%	6/24/30	250	250
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	8	8
[2]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	35	36
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	27	27
[2]	Michaels Stores Inc.	4.750%	10/1/27	7	7
	Microsoft Corp.	2.525%	6/1/50	250	252
[2,3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	32	33
	Mondelez International Inc.	2.750%	4/13/30	120	129
	Mondelez International Inc.	1.875%	10/15/32	185	182
[3]	Morgan Stanley	2.188%	4/28/26	270	283
[3]	Morgan Stanley	3.591%	7/22/28	275	309
[1,3]	Morgan Stanley	0.495%	10/26/29	1,925	2,228
[3]	Morgan Stanley	2.699%	1/22/31	170	182
[3]	Morgan Stanley	3.971%	7/22/38	90	107
[3]	Morgan Stanley	4.457%	4/22/39	75	94
	Morgan Stanley	4.300%	1/27/45	30	39
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	205
[2]	MPH Acquisition Holdings LLC	5.750%	11/1/28	20	20
	MPLX LP	1.750%	3/1/26	225	223
	MPLX LP	4.500%	4/15/38	100	101
[2]	Mueller Water Products Inc.	5.500%	6/15/26	25	26
[1]	Mylan Inc.	2.125%	5/23/25	1,920	2,386
	National Retail Properties Inc.	2.500%	4/15/30	453	449
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	200	221
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	45	52
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	60	77
[2]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	66
[2]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	134
[2]	NCR Corp.	8.125%	4/15/25	5	6
[2]	Nestle Holdings Inc.	1.000%	9/15/27	325	322
[2]	Nestle Holdings Inc.	4.000%	9/24/48	300	384
[2]	Netflix Inc.	3.625%	6/15/25	40	42
	Newmont Corp.	2.800%	10/1/29	330	355
[2]	Nexstar Broadcasting Inc.	4.750%	11/1/28	22	22
[2]	Nexstar Escrow Inc.	5.625%	7/15/27	25	26
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	300	324
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	105	118
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	124
[2]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	32	33
	Noble Energy Inc.	3.250%	10/15/29	50	55
	Noble Energy Inc.	4.200%	10/15/49	40	48

26

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	3.050%	5/15/50	200	206
	Northern States Power Co.	6.250%	6/1/36	144	211
	Northrop Grumman Corp.	4.400%	5/1/30	375	458
	Northrop Grumman Corp.	4.030%	10/15/47	180	215
[2]	Novelis Corp.	4.750%	1/30/30	7	7
	NRG Energy Inc.	7.250%	5/15/26	10	11
	Nucor Corp.	2.000%	6/1/25	45	47
	Nucor Corp.	2.700%	6/1/30	110	117
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	20
	NVIDIA Corp.	3.700%	4/1/60	50	58
	Occidental Petroleum Corp.	2.700%	8/15/22	32	30
	Occidental Petroleum Corp.	5.875%	9/1/25	7	6
	Occidental Petroleum Corp.	5.550%	3/15/26	16	14
	Occidental Petroleum Corp.	6.625%	9/1/30	4	4
	Omega Healthcare Investors Inc.	5.250%	1/15/26	708	783
	Omega Healthcare Investors Inc.	3.375%	2/1/31	550	530
[2]	ON Semiconductor Corp.	3.875%	9/1/28	4	4
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	445	485
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	144
	ONEOK Inc.	3.400%	9/1/29	130	126
	Oracle Corp.	2.500%	4/1/25	520	557
	Oracle Corp.	2.950%	4/1/30	40	44
	Oracle Corp.	3.600%	4/1/50	200	219
	Pacific Gas & Electric Co.	3.300%	12/1/27	100	101
	Pacific Gas and Electric Co.	3.300%	8/1/40	25	23
	Pacific Gas and Electric Co.	3.500%	8/1/50	35	32
	PacifiCorp	4.150%	2/15/50	330	402
	Packaging Corp. of America	3.400%	12/15/27	20	22
	Packaging Corp. of America	4.050%	12/15/49	50	60
[2]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	45	47
[2]	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	15	15
[2]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	14	15
	PECO Energy Co.	4.150%	10/1/44	130	160
	PECO Energy Co.	3.900%	3/1/48	50	61
[2]	Performance Food Group Inc.	6.875%	5/1/25	10	11
[2]	Performance Food Group Inc.	5.500%	10/15/27	40	41
	Pfizer Inc.	2.550%	5/28/40	300	307
	PG&E Corp.	5.250%	7/1/30	16	16
	Philip Morris International Inc.	4.250%	11/10/44	150	179
	Phillips 66	3.900%	3/15/28	50	55
	Phillips 66 Partners LP	3.605%	2/15/25	50	53
	Pioneer Natural Resources Co.	1.900%	8/15/30	180	168
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	160	170
[2]	Post Holdings Inc.	5.000%	8/15/26	20	21
[2]	Post Holdings Inc.	5.750%	3/1/27	10	11
[2]	Post Holdings Inc.	4.625%	4/15/30	17	17
	PPL Capital Funding Inc.	4.125%	4/15/30	40	47
[1]	Prologis Euro Finance LLC	1.500%	9/10/49	500	614
	Prudential Financial Inc.	3.935%	12/7/49	30	34

27

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Public Service Co. of Colorado	6.250%	9/1/37	160	238
	Public Service Co. of Colorado	3.200%	3/1/50	50	55
	Public Service Electric & Gas Co.	3.600%	12/1/47	100	116
	Public Service Electric & Gas Co.	3.200%	8/1/49	100	110
	PulteGroup Inc.	5.500%	3/1/26	45	52
	PulteGroup Inc.	5.000%	1/15/27	15	17
	Qorvo Inc.	4.375%	10/15/29	10	11
[2]	Qorvo Inc.	3.375%	4/1/31	9	9
[2]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	10	10
[2]	Rattler Midstream LP	5.625%	7/15/25	7	7
[2]	Raytheon Technologies Corp.	3.200%	3/15/24	130	140
	Raytheon Technologies Corp.	3.950%	8/16/25	15	17
[2]	Raytheon Technologies Corp.	3.500%	3/15/27	410	459
	Raytheon Technologies Corp.	4.125%	11/16/28	300	351
[1]	Raytheon Technologies Corp.	2.150%	5/18/30	775	1,014
	Raytheon Technologies Corp.	4.625%	11/16/48	300	389
[7]	Realty Income Corp.	1.625%	12/15/30	1,270	1,649
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	310	328
[2]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	30	30
[2]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
[2]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
[2]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	5	6
	RPM International Inc.	3.750%	3/15/27	110	120
	RPM International Inc.	4.550%	3/1/29	20	23
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	300	317
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	210	246
	Sabra Health Care LP	5.125%	8/15/26	875	953
[2]	Sabre GLBL Inc.	9.250%	4/15/25	15	17
[2]	Sabre GLBL Inc.	7.375%	9/1/25	11	11
	Santander Holdings USA Inc.	4.400%	7/13/27	250	278
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	35
[2]	Seagate HDD Cayman	4.125%	1/15/31	100	108
[2]	Securian Financial Group Inc.	4.800%	4/15/48	390	461
	Sempra Energy	3.250%	6/15/27	170	184
	Sempra Energy	4.000%	2/1/48	25	28
	Sherwin-Williams Co.	4.200%	1/15/22	183	189
	Sherwin-Williams Co.	4.500%	6/1/47	110	137
[2]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	4.625%	11/1/26	5	5
	Silgan Holdings Inc.	4.125%	2/1/28	10	10
	Simon Property Group LP	3.500%	9/1/25	270	295
	Simon Property Group LP	2.650%	7/15/30	100	100
[2]	Sirius XM Radio Inc.	4.625%	7/15/24	10	10
[2]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	Southern California Edison Co.	4.000%	4/1/47	70	75
	Southern California Edison Co.	4.875%	3/1/49	20	24
	Southern Co.	3.700%	4/30/30	60	68
	Southern Co.	4.400%	7/1/46	30	36
	Southwest Airlines Co.	5.250%	5/4/25	70	78
	Southwest Airlines Co.	5.125%	6/15/27	80	89

28

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Southwest Airlines Co.	2.625%	2/10/30	250	235
	Southwestern Energy Co.	8.375%	9/15/28	12	13
	Sprint Corp.	7.125%	6/15/24	50	58
	Sprint Corp.	7.625%	3/1/26	5	6
[2]	SS&C Technologies Inc.	5.500%	9/30/27	13	14
[2]	Standard Industries Inc./NJ	5.000%	2/15/27	5	5
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	133
	Starbucks Corp.	3.500%	3/1/28	25	28
	Starbucks Corp.	3.500%	11/15/50	125	133
[2,3]	State Street Corp.	2.825%	3/30/23	40	41
	Steel Dynamics Inc.	2.400%	6/15/25	35	37
	Steel Dynamics Inc.	3.450%	4/15/30	325	358
	Steel Dynamics Inc.	3.250%	10/15/50	190	183
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	150	158
[2]	Switch Ltd.	3.750%	9/15/28	8	8
	Synchrony Financial	3.950%	12/1/27	460	501
	Sysco Corp.	5.650%	4/1/25	131	155
	T-Mobile USA Inc.	4.500%	2/1/26	29	30
[2]	T-Mobile USA Inc.	1.500%	2/15/26	340	341
[2]	T-Mobile USA Inc.	3.750%	4/15/27	100	111
[2]	T-Mobile USA Inc.	3.875%	4/15/30	300	335
[2]	T-Mobile USA Inc.	3.000%	2/15/41	280	272
[2]	T-Mobile USA Inc.	3.300%	2/15/51	80	77
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	3	3
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	53
[2]	TEGNA Inc.	4.750%	3/15/26	17	18
[2]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[2]	Tenet Healthcare Corp.	7.500%	4/1/25	5	5
[2]	Tenet Healthcare Corp.	4.875%	1/1/26	40	41
[2]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Time Warner Cable LLC	4.500%	9/15/42	55	59
	TJX Cos. Inc.	2.250%	9/15/26	200	213
	TJX Cos. Inc.	4.500%	4/15/50	75	99
	Toyota Motor Credit Corp.	0.500%	8/14/23	800	804
	Toyota Motor Credit Corp.	1.800%	2/13/25	400	417
[2]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	96
[2]	TransDigm Inc.	8.000%	12/15/25	5	5
[2]	TransDigm Inc.	6.250%	3/15/26	25	26
	TransDigm Inc.	5.500%	11/15/27	37	36
	TRI Pointe Group Inc.	5.700%	6/15/28	20	22
[2]	Twitter Inc.	3.875%	12/15/27	35	37
	Tyson Foods Inc.	3.550%	6/2/27	300	338
	Tyson Foods Inc.	4.350%	3/1/29	130	156
	UDR Inc.	2.950%	9/1/26	15	16
	Union Electric Co.	4.000%	4/1/48	105	127
	Union Electric Co.	3.250%	10/1/49	100	108
	Union Pacific Corp.	3.500%	6/8/23	30	32
	Union Pacific Corp.	2.150%	2/5/27	490	518
	Union Pacific Corp.	3.950%	9/10/28	300	351
	Union Pacific Corp.	3.250%	2/5/50	107	115
	Union Pacific Corp.	3.750%	2/5/70	50	54

29

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	United Natural Foods Inc.	6.750%	10/15/28	15	15
	United Rentals North America Inc.	3.875%	11/15/27	30	31
	UnitedHealth Group Inc.	2.375%	8/15/24	525	559
	UnitedHealth Group Inc.	3.375%	4/15/27	384	434
	UnitedHealth Group Inc.	3.875%	12/15/28	270	319
	UnitedHealth Group Inc.	2.750%	5/15/40	100	104
	UnitedHealth Group Inc.	4.375%	3/15/42	280	352
[2]	Upjohn Inc.	1.650%	6/22/25	156	159
[2]	Upjohn Inc.	3.850%	6/22/40	250	268
	US Bancorp	1.450%	5/12/25	235	246
[2]	Vail Resorts Inc.	6.250%	5/15/25	41	43
	Valero Energy Corp.	2.150%	9/15/27	80	76
	Valero Energy Corp.	4.350%	6/1/28	70	75
	Valero Energy Corp.	4.900%	3/15/45	30	30
	VEREIT Operating Partnership LP	3.400%	1/15/28	160	168
	Verisk Analytics Inc.	4.000%	6/15/25	275	310
	Verizon Communications Inc.	3.000%	3/22/27	250	275
[7]	Verizon Communications Inc.	1.125%	11/3/28	730	935
	Verizon Communications Inc.	4.016%	12/3/29	140	165
	Verizon Communications Inc.	4.400%	11/1/34	175	216
	Verizon Communications Inc.	4.812%	3/15/39	150	193
	Verizon Communications Inc.	3.850%	11/1/42	100	116
	Verizon Communications Inc.	4.862%	8/21/46	150	198
	ViacomCBS Inc.	4.750%	5/15/25	310	356
	ViacomCBS Inc.	4.375%	3/15/43	300	323
	Virginia Electric & Power Co.	3.150%	1/15/26	75	83
	Virginia Electric & Power Co.	2.950%	11/15/26	240	266
	Virginia Electric & Power Co.	2.875%	7/15/29	270	296
	Virginia Electric & Power Co.	4.200%	5/15/45	50	63
[2]	Vistra Operations Co. LLC	5.500%	9/1/26	10	10
[2]	Vistra Operations Co. LLC	5.625%	2/15/27	20	21
[2]	Vistra Operations Co. LLC	5.000%	7/31/27	38	39
	VMware Inc.	3.900%	8/21/27	360	397
	VMware Inc.	4.700%	5/15/30	70	82
	Walt Disney Co.	1.750%	8/30/24	400	415
	Walt Disney Co.	3.350%	3/24/25	40	44
	Walt Disney Co.	3.000%	2/13/26	220	243
	Walt Disney Co.	3.700%	3/23/27	70	80
	Walt Disney Co.	6.650%	11/15/37	160	239
	Walt Disney Co.	3.500%	5/13/40	125	139
	Walt Disney Co.	2.750%	9/1/49	45	43
	Walt Disney Co.	3.600%	1/13/51	100	111
[3]	Wells Fargo & Co.	2.164%	2/11/26	450	466
[3]	Wells Fargo & Co.	2.188%	4/30/26	475	494
	Wells Fargo & Co.	4.300%	7/22/27	450	516
[1,3]	Wells Fargo & Co.	1.741%	5/4/30	1,400	1,734
[3]	Wells Fargo & Co.	2.879%	10/30/30	375	398
[3]	Wells Fargo & Co.	3.068%	4/30/41	360	374
	Wells Fargo & Co.	4.400%	6/14/46	60	70
	Wells Fargo & Co.	5.013%	4/4/51	80	108
[7]	Wells Fargo Bank NA	5.250%	8/1/23	1,300	1,877
	Welltower Inc.	4.250%	4/1/26	50	57
[2]	WESCO Distribution Inc.	7.250%	6/15/28	31	34

30

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Western Digital Corp.	4.750%	2/15/26	39	42
	Western Midstream Operating LP	5.050%	2/1/30	30	28
[2]	White Cap Buyer LLC	6.875%	10/15/28	7	7
[2]	William Carter Co.	5.500%	5/15/25	28	29
	Williams Cos. Inc.	3.750%	6/15/27	125	136
	Williams Cos. Inc.	6.300%	4/15/40	65	79
[2]	Williams Scotsman International Inc.	4.625%	8/15/28	9	9
	Willis North America Inc.	2.950%	9/15/29	85	92
	Willis North America Inc.	3.875%	9/15/49	70	81
[2]	WMG Acquisition Corp.	3.000%	2/15/31	10	10
	WPX Energy Inc.	5.250%	10/15/27	20	20
	WPX Energy Inc.	5.875%	6/15/28	5	5
	WPX Energy Inc.	4.500%	1/15/30	45	43
[2]	WR Grace & Co-Conn	4.875%	6/15/27	6	6
	WRKCo Inc.	4.650%	3/15/26	245	288
[2]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	13	13
	Xcel Energy Inc.	3.300%	6/1/25	275	302
	Xcel Energy Inc.	3.500%	12/1/49	120	131
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	286
	Zoetis Inc.	3.000%	5/15/50	190	198
					123,255
Taxable Municipal Bonds (0.5%)
	California Institute of Technology	3.650%	9/1/19	400	407
[13]	New Jersey Economic Development
	Authority Revenue (State Pension Funding)	7.425%	2/15/29	550	679
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	300	330
					1,416
U.S. Government and Agency Obligations (1.3%)
[12,14] United States Treasury Note/Bond		0.125%	6/30/22	1,000	999
[12,15] United States Treasury Note/Bond		0.125%	7/31/22	2,400	2,395
					3,394

Total United States (Cost $126,345)					130,017

			Shares
Temporary Cash Investments (7.6%)
[16]	Vanguard Market Liquidity Fund
	(Cost $19,940)	0.112%	199,400	19,940

31

Global Credit Bond Fund
				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value•
Counterparty		Date	Price	($000)	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/18/20	0.625%	4,260	15
30-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.420%
Semiannually	MSCS	1/7/21	1.420%	1,967	55
Total Options Purchased (Cost $53)					70
Total Investments (98.2%) (Cost $251,151)					257,113
Other Assets and Liabilities—Net (1.8%)					4,628
Net Assets (100%)					261,741

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Face amount denominated in euro.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $25,951,000, representing 9.9% of net assets.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4	Face amount denominated in Australian dollars.

5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Face amount denominated in Canadian dollars.

7	Face amount denominated in British pounds.

8	Face amount denominated in Japanese yen.

9	Face amount denominated in Mexican pesos.

10	Guaranteed by the Kingdom of Saudi Arabia.

11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

12	Securities with a value of $173,000 have been segregated as initial margin for open centrally cleared swap contracts.

13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

14	Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.

15	Securities with a value of $704,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.

3M—3-month.

GSI—Goldman Sachs International.

LIBOR—London Interbank Offered Rate.

MSCS—Morgan Stanley Capital Services LLC.

32

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
				Underlying	Market
	Expiration		Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/18/20	0.550%	4,260	(1)

Put Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	GSI	11/18/20	0.550%	4,260	(26)
5-Year CDX-NA-IG-S35-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	11/18/20	0.750%	13,580	(21)
30-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.364% Semiannually	MSCS	11/9/20	1.364%	1,967	(19)
					(66)

Total Options Written (Premiums Received $61)					(67)
GSI—Goldman Sachs International.

JPMC—JP Morgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

33

Global Credit Bond Fund

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2020	54	11,926	(3)
Euro-Schatz	December 2020	62	8,121	9
30-Year U.S. Treasury Bond	December 2020	26	4,484	(29)
Euro-Bobl	December 2020	28	4,431	17
Ultra 10-Year U.S. Treasury Note	December 2020	14	2,202	(5)
Euro-Buxl	December 2020	8	2,131	59
10-Year Canadian Government Bond	December 2020	18	2,041	(3)
5-Year Canadian Government Bond	December 2020	14	1,361	(1)
Ultra Long U.S. Treasury Bond	December 2020	6	1,290	(2)
Mini 10-Year Japanese Government Bond	December 2020	1	145	—
				42

Short Futures Contracts
5-Year U.S. Treasury Note	December 2020	(100)	(12,560)	26
10-Year U.S. Treasury Note	December 2020	(47)	(6,496)	24
Long Gilt	December 2020	(4)	(703)	2
Euro-Bund	December 2020	(1)	(205)	(1)
				51
				93

34

Global Credit Bond Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	11/25/20	USD	32,927	EUR	28,046	246	—
Morgan Stanley Capital Services LLC	11/25/20	USD	14,997	EUR	12,874	—	(6)
Citigroup Global Markets Inc.	11/25/20	USD	13,447	GBP	10,386	—	(10)
Morgan Stanley Capital Services LLC	11/3/20	USD	11,212	GBP	8,687	—	(42)
J.P. Morgan Securities LLC	11/3/20	USD	6,057	EUR	5,146	64	—
Standard Chartered Bank	11/3/20	USD	5,334	EUR	4,517	73	—
Barclays Bank plc	11/3/20	USD	4,045	EUR	3,443	36	—
Morgan Stanley Capital Services LLC	11/3/20	USD	3,231	CAD	4,294	8	—
Morgan Stanley Capital Services LLC	11/3/20	USD	2,503	AUD	3,495	46	—
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	96	—
J.P. Morgan Securities LLC	11/25/20	USD	2,442	AUD	3,480	—	(4)
Barclays Bank plc	11/3/20	USD	1,904	GBP	1,459	14	—
BNP Paribas	11/3/20	USD	1,889	EUR	1,603	22	—
Morgan Stanley Capital Services LLC	11/4/20	USD	1,274	MXN	28,273	—	(59)
Morgan Stanley Capital Services LLC	11/4/20	USD	1,077	JPY	113,755	—	(9)
Goldman Sachs Bank USA	11/4/20	USD	823	MXN	18,123	—	(31)
HSBC Bank USA, N.A.	11/3/20	USD	484	EUR	409	7	—
HSBC Bank USA, N.A.	11/25/20	USD	482	EUR	414	—	—
J.P. Morgan Securities LLC	11/19/20	USD	470	JPY	49,114	1	—
J.P. Morgan Securities LLC	11/3/20	USD	467	GBP	360	—	—
J.P. Morgan Securities LLC	11/19/20	USD	393	AUD	548	7	—
J.P. Morgan Securities LLC	11/19/20	USD	391	MXN	8,336	—	(1)
Citigroup Global Markets Inc.	11/25/20	USD	325	EUR	279	—	—
J.P. Morgan Securities LLC	11/19/20	USD	324	GBP	249	2	—
J.P. Morgan Securities LLC	11/19/20	USD	259	EUR	221	2	—
HSBC Bank USA, N.A.	11/3/20	USD	154	EUR	131	2	—
J.P. Morgan Securities LLC	11/19/20	USD	131	NZD	197	—	—
J.P. Morgan Securities LLC	11/19/20	USD	131	SEK	1,162	—	—
J.P. Morgan Securities LLC	11/19/20	USD	129	NOK	1,228	—	—
J.P. Morgan Securities LLC	11/19/20	USD	129	EUR	110	—	—
Barclays Bank plc	11/25/20	USD	79	GBP	61	—	—
Morgan Stanley Capital Services LLC	11/3/20	USD	44	EUR	37	—	—

35

Global Credit Bond Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	11/19/20	USD	13	GBP	10	—	—
Citigroup Global Markets Inc.	11/3/20	USD	7	CAD	9	—	—
J.P. Morgan Securities LLC	11/3/20	USD	3	NZD	5	—	—
Morgan Stanley Capital Services LLC	11/25/20	USD	3	NZD	5	—	—
BNP Paribas	7/22/22	JPY	249,482	USD	2,485	—	(96)
J.P. Morgan Securities LLC	11/3/20	EUR	897	USD	1,050	—	(6)
HSBC Bank USA, N.A.	11/19/20	EUR	832	USD	985	—	(16)
J.P. Morgan Securities LLC	11/19/20	JPY	76,588	USD	728	4	—
J.P. Morgan Securities LLC	11/19/20	EUR	444	USD	523	—	(6)
J.P. Morgan Securities LLC	11/19/20	GBP	259	USD	337	—	(1)
Barclays Bank plc	11/25/20	EUR	284	USD	331	—	—
J.P. Morgan Securities LLC	11/19/20	MXN	5,590	USD	262	1	—
J.P. Morgan Securities LLC	11/19/20	SEK	1,162	USD	130	—	—
J.P. Morgan Securities LLC	11/19/20	NZD	197	USD	130	—	—
J.P. Morgan Securities LLC	11/19/20	NOK	1,228	USD	129	—	—
J.P. Morgan Securities LLC	11/19/20	AUD	181	USD	127	—	—
Barclays Bank plc	11/3/20	GBP	70	USD	92	—	—
J.P. Morgan Securities LLC	11/19/20	AUD	86	USD	61	—	—
HSBC Bank USA, N.A.	11/25/20	MXN	839	USD	39	—	—
						631	(287)

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

NOK—Norwegian krone.

NZD—New Zealand dollar.

SEK—Swedish krona.

USD—U.S. dollar.

36

Global Credit Bond Fund

Centrally Cleared Credit Default Swaps

				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S34-V1	6/20/25	USD	897	5.000	35	(21)
CDX-NA-IG-S35-V1	12/22/25	USD	1,885	1.000	32	—
iTraxx Europe-S34-V1	12/22/25	EUR	5,700	1.000	107	(10)
					174	(31)

Credit Protection Purchased
CDX-NA-HY-S35-V1	12/22/25	USD	1,255	(5.000)	(41)	27
					133	(4)

1 Periodic premium received/paid quarterly.

EUR—euro.

USD—U.S. dollar.

37

Global Credit Bond Fund

Over-the-Counter Credit Default Swaps

					Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Republic of Indonesia/Baa2	12/22/25	BARC	250	1.000	—	—	—	—
Republic of Indonesia/Baa2	12/22/25	GSI	200	1.000	—	—	—	—
Russian Federation/Ba1	12/22/25	GSI	705	1.000	(3)	—	—	(3)
					(3)	—	—	(3)

Credit Protection Purchased
Republic of Colombia	12/22/25	GSI	3,660	(1.000)	42	58	—	(16)
Republic of Colombia	12/22/25	GSI	3,044	(1.000)	35	57	—	(22)
Republic of South Africa	12/22/25	MSCS	410	(1.000)	35	38	—	(3)
Republic of Turkey	12/22/25	MSCS	760	(1.000)	148	139	9	—
					260	292	9	(41)
					257	292	9	(44)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

GSI—Goldman Sachs International.

MSCS—Morgan Stanley Capital Services LLC.

At October 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $752,000 and cash of $100,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Global Credit Bond Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $231,211)	237,173
Affiliated Issuers (Cost $19,940)	19,940
Total Investments in Securities	257,113
Investment in Vanguard	11
Foreign Currency, at Value (Cost $233)	251
Receivables for Investment Securities Sold	13,352
Receivables for Accrued Income	1,889
Receivables for Capital Shares Issued	251
Swap Premiums Paid	292
Variation Margin Receivable—Futures Contracts	16
Variation Margin Receivable—Centrally Cleared Swap Contracts	10
Unrealized Appreciation—Forward Currency Contracts	631
Unrealized Appreciation—Over-the-Counter Swap Contracts	9
Total Assets	273,825
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	11,505
Payables for Capital Shares Redeemed	109
Payables to Vanguard	34
Options Written, at Value (Premiums Received $61)	67
Variation Margin Payable—Futures Contracts	16
Variation Margin Payable—Centrally Cleared Swap Contracts	15
Unrealized Depreciation—Forward Currency Contracts	287
Unrealized Depreciation—Over-the-Counter Swap Contracts	44
Total Liabilities	12,084
Net Assets	261,741

39

Global Credit Bond Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	248,715
Total Distributable Earnings (Loss)	13,026
Net Assets	261,741

Investor Shares—Net Assets
Applicable to 3,618,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,738
Net Asset Value Per Share—Investor Shares	$11.26

Admiral Shares—Net Assets
Applicable to 9,814,243 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	221,003
Net Asset Value Per Share—Admiral Shares	$22.52

See accompanying Notes, which are an integral part of the Financial Statements.

40

Global Credit Bond Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Interest[1]	5,485
Total Income	5,485
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative—Investor Shares	94
Management and Administrative—Admiral Shares	356
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Admiral Shares	12
Custodian Fees	52
Auditing Fees	44
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	—
Total Expenses	593
Net Investment Income	4,892
Realized Net Gain (Loss)
Investment Securities Sold[1]	8,821
Futures Contracts	(612)
Options Purchased	(18)
Options Written	370
Swap Contracts	727
Forward Currency Contracts	(1,517)
Foreign Currencies	(354)
Realized Net Gain (Loss)	7,417
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	170
Futures Contracts	(198)
Options Purchased	48
Options Written	(49)
Swap Contracts	34
Forward Currency Contracts	1,838
Foreign Currencies	18
Change in Unrealized Appreciation (Depreciation)	1,861
Net Increase (Decrease) in Net Assets Resulting from Operations	14,170

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $87,000, $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Global Credit Bond Fund

Statement of Changes in Net Assets

		November 15,
	Year Ended	2018[1] to
	October 31,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,892	4,247
Realized Net Gain (Loss)	7,417	10,466
Change in Unrealized Appreciation (Depreciation)	1,861	4,510
Net Increase (Decrease) in Net Assets Resulting from Operations	14,170	19,223
Distributions[2]
Investor Shares	(2,050)	(573)
Admiral Shares	(11,449)	(3,184)
Total Distributions	(13,499)	(3,757)
Capital Share Transactions
Investor Shares	9,189	28,602
Admiral Shares	43,893	163,920
Net Increase (Decrease) from Capital Share Transactions	53,082	192,522
Total Increase (Decrease)	53,753	207,988
Net Assets
Beginning of Period	207,988	—
End of Period	261,741	207,988

1	Inception.
2	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Global Credit Bond Fund

Financial Highlights

Investor Shares

	Year	Nov. 15,
	Ended	2018[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	.619	1.045
Total from Investment Operations	.850	1.332
Distributions
Dividends from Net Investment Income	(.338)	(.242)
Distributions from Realized Capital Gains	(.342)	—
Total Distributions	(.680)	(.242)
Net Asset Value, End of Period	$11.26	$11.09

Total Return[3]	8.10%	13.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	2.11%	2.78%[4]
Portfolio Turnover Rate	264%	284%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Global Credit Bond Fund

Financial Highlights

Admiral Shares

	Year	Nov. 15,
	Ended	2018[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	1.228	2.101
Total from Investment Operations	1.713	2.692
Distributions
Dividends from Net Investment Income	(.699)	(.502)
Distributions from Realized Capital Gains	(.684)	—
Total Distributions	(1.383)	(.502)
Net Asset Value, End of Period	$22.52	$22.19

Total Return[3]	8.16%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%[4]
Ratio of Net Investment Income to Average Net Assets	2.21%	2.88%[4]
Portfolio Turnover Rate	264%	284%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Global Credit Bond Fund

Notes to Financial Statements

Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.

45

Global Credit Bond Fund

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented 18% and 15% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

46

Global Credit Bond Fund

During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented 59% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the year ended October 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at October 31, 2020.

6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

47

Global Credit Bond Fund

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the year ended October 31, 2020, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

48

Global Credit Bond Fund

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

During the year ended October 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 5% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

49

Global Credit Bond Fund

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately and are not subject to the offsetting arrangements.

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Statement of Assets		Net
	Statement of	Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	50	—	50	62	—	50
BNP Paribas	118	96	22	—	—	22
Citigroup Global Markets, Inc.	—	10	(10)	—	—	—
Goldman Sachs Bank USA	15	99	(84)	—	752	—
HSBC Bank USA, N.A.	9	16	(7)	642	—	—
JPMorgan Chase Bank, N.A.	81	39	42	—	—	42
Morgan Stanley Capital Services LLC	364	138	226	—	100	126
Standard Charted Bank	73	—	73	—	—	73
Centrally Cleared Swap Contracts	10	15	(5)	173	—	—
Exchange-Traded Futures Contracts	16	16	—	500	—	—
Total	736	429	307	1,377	852	313

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

50

Global Credit Bond Fund

10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

51

Global Credit Bond Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $11,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	182,166	—	182,166
Sovereign Bonds	—	47,346	—	47,346
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,781	—	2,781
Taxable Municipal Bonds	—	1,416	—	1,416
U.S. Government and Agency Obligations	—	3,394	—	3,394
Temporary Cash Investments	19,940	—	—	19,940
Options Purchased	—	70	—	70
Total	19,940	237,173	—	257,113
Derivative Financial Instruments
Assets
Futures Contracts[1]	16	—	—	16
Forward Currency Contracts	—	631	—	631
Swap Contracts	10[1]	9	—	19
Total	26	640	—	666
Liabilities
Options Written	—	67	—	67
Futures Contracts[1]	16	—	—	16
Forward Currency Contracts	—	287	—	287
Swap Contracts	15[1]	44	—	59
Total	31	398	—	429

1 Represents variation margin on the last day of the reporting period.

52

Global Credit Bond Fund

D. At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
Interest Rate		Exchange	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Investments In Securities, at Value—Unaffiliated Issuers (Options Purchased)	55	—	15	70
Swap Premiums Paid	—	—	292	292
Variation Margin Receivable—Futures Contracts	16	—	—	16
Variation Margin Receivable—Centrally Cleared Swap Contracts	—	—	10	10
Unrealized Appreciation—Forward Currency Contracts	—	631	—	631
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	9	9
Total Assets	71	631	326	1,028

Options Written, at Value	19	—	48	67
Variation Margin Payable—Futures Contracts	16	—	—	16
Variation Margin Payable—Centrally Cleared Swap Contracts	—	—	15	15
Unrealized Depreciation—Forward Currency Contracts	—	287	—	287
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	44	44
Total Liabilities	35	287	107	429

53

Global Credit Bond Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
	Interest Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(612)	—	—	(612)
Options Purchased	23	—	(41)	(18)
Options Written	284	—	86	370
Swap Contracts	(110)	—	837	727
Forward Currency Contracts	—	(1,517)	—	(1,517)
Realized Net Gain (Loss) on Derivatives	(415)	(1,517)	882	(1,050)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(198)	—	—	(198)
Options Purchased	20	—	28	48
Options Written	(4)	—	(45)	(49)
Swap Contracts	32	—	2	34
Forward Currency Contracts	—	1,838	—	1,838
Change in Unrealized Appreciation (Depreciation) on Derivatives	(150)	1,838	(15)	1,673

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,912
Total Distributable Earnings (Loss)	(1,912)

54

Global Credit Bond Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	6,929
Undistributed Long-Term Gains	693
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	5,404

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	13,499	3,757
Long-Term Capital Gains	—	—
Total	13,499	3,757

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	251,980
Gross Unrealized Appreciation	7,129
Gross Unrealized Depreciation	(1,741)
Net Unrealized Appreciation (Depreciation)	5,388

55

Global Credit Bond Fund

F. During the year ended October 31, 2020, the fund purchased $489,273,000 of investment securities and sold $468,887,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $84,239,000 and $84,765,000, respectively.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2020, such purchases and sales were $6,063,000 and $40,579,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Year Ended		November 15, 2018[1] to
	October 31, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	39,066	3,549	60,830	5,921
Issued in Lieu of Cash Distributions	1,693	159	478	45
Redeemed	(31,570)	(2,882)	(32,706)	(3,173)
Net Increase (Decrease)—Investor Shares	9,189	826	28,602	2,793
Admiral Shares
Issued	142,247	6,445	201,821	9,744
Issued in Lieu of Cash Distributions	9,379	439	2,559	120
Redeemed	(107,733)	(5,045)	(40,460)	(1,888)
Net Increase (Decrease)—Admiral Shares	43,893	1,839	163,920	7,976

1 Inception.

H. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Global Credit Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Credit Bond Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020 and the statement of changes in net assets and the financial highlights for the year ended October, 31 2020 and for the period November 15, 2018 (inception) through October 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year ended October 31, 2020, and the changes in its net assets and the financial highlights for the year ended October 31, 2020 and for the period November 15, 2018 (inception) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

57

Special 2020 tax information (unaudited) for Vanguard Global Credit Bond Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $658,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

58

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of Vanguard Global Credit Bond Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in Vanguard Global Credit Bond Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of Vanguard Global Credit Bond Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or Vanguard Global Credit Bond Fund or the owners of Vanguard Global Credit Bond Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with Vanguard Global Credit Bond Fund. Investors acquire Vanguard Global Credit Bond Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in Vanguard Global Credit Bond Fund. Vanguard Global Credit Bond Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in Vanguard Global Credit Bond Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of Vanguard Global Credit Bond Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Global Credit Bond Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of Vanguard Global Credit Bond Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of Vanguard Global Credit Bond Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of Vanguard Global Credit Bond Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of Vanguard Global Credit Bond Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO VANGUARD GLOBAL CREDIT BOND FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

59

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufac-turing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q20250 122020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2020: $195,000
Fiscal Year Ended October 31, 2019: $172,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2020: $10,761,407
Fiscal Year Ended October 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)       Audit-Related Fees.

Fiscal Year Ended October 31, 2020: $2,915,863
Fiscal Year Ended October 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended October 31, 2020: $247,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)      All Other Fees.

Fiscal Year Ended October 31, 2020: $115,000
Fiscal Year Ended October 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2020: $362,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

VANGUARD CHARLOTTE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2020

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney   filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.